UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Income Opportunities ETF
FCEF | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Income Opportunities ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCEF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Income Opportunities ETF	$90(1)	0.85%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.86% for the 12 months ended August 31, 2025. The Fund underperformed its blended benchmark, which consists of the following two indexes: 60% of the First Trust Equity Closed-End Fund Total Return Index, and 40% of the First Trust Taxable Fixed Income
Closed-End Fund Total Return Index. The blended benchmark returned 13.58% for the same Period.
This underperformance primarily resulted from allocation on the equity side of the portfolio. The main drag on the portfolio for the Period was an over-allocation in the Healthcare sector.  Despite an overall strong equity market, the healthcare space saw an overall loss in the closed-end fund space. Much of this weakness came as a result of the new Trump Administration’s approach to U.S. drug prices, the U.S. Food and Drug Administration, and vaccine mandates.
The Fund continues to focus on funds that offer strong total return potential. While we have seen discounts within the fixed income space all but evaporate during the Period, the potential for action by the Federal Reserve may spur strength in funds underlying net asset values and cause share prices to follow suit.  On the equity side of the ledger, strength in the underlying equity markets continued to push both net asset values and share prices higher. During the Period, the Fund saw great success in the utility and infrastructure space as the growth of Artificial Intelligence was a top headline.
Discounts to net asset value overall narrowed over this Period. This was especially evident in the equity space, where the average discount went from a 7.32% at the end of 2024 fiscal year to a -5.45% at the end of the current fiscal year. In regard to Taxable Fixed Income, closed-end funds experienced almost no change overall during the Period. Here the discounts moved from an average of -0.36% at the end of 2024 fiscal year to an average of -0.48% for the 2025 fiscal year.  The Fund’s overall discount narrowed during the Period from -6.11% to -4.13%.
The Fund continued to make a conscious effort to continue to pay an attractive distribution to shareholders, one that consists predominately of income from the underlying funds.
The Fund will remain opportunistic in identifying opportunities within the closed-end fund space. Strong returns over the past two years have reduced some inefficiencies making it more important to perform proper analysis to identify opportunities. We will remain active inside the portfolio in the year ahead.
FUND PERFORMANCE (September 27, 2016 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (9/27/16)
First Trust Income Opportunities ETF	11.86%	9.49%	7.78%
Russell 3000® Index	15.84%	14.11%	14.43%
Blended Benchmark(1)	13.58%	9.37%	7.57%
(1)
A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Visit www.ftportfolios.com/etf/FCEF for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$53,724,305
Total number of portfolio holdings	59
Total advisory fee paid	$366,073
Portfolio turnover rate	15%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments and percentage of net assets, respectively, of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.3%
Invesco Variable Rate Investment Grade ETF	3.7%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3.5%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.2%
abrdn Global Infrastructure Income Fund	3.2%
FS Credit Opportunities Corp.	3.0%
Source Capital, Inc.	2.9%
Gabelli Dividend & Income (The) Trust	2.9%
Fund Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCEF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Income Opportunities ETF (FCEF)

First Trust Flexible Municipal
High Income ETF
MFLX | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Flexible Municipal High Income ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MFLX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Flexible Municipal High Income ETF	$74(1)	0.75%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -1.78% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Bloomberg Municipal Long Bond (22+) Index, which returned -3.88% for the same Period.
The following significant Fund factors impacted the Fund’s performance relative to the benchmark during the Period:
Yield Curve Positioning/Duration: During the Period, the Fund’s underweight selection of bonds with 18+ years to maturity and allocation to bonds with a stated maturity of 14-18 years and 4-8 years were the primary contributors to the Fund’s outperformance compared to the benchmark. Regarding effective duration, the Fund’s underweight allocation and selection of bonds with an effective duration of 10+ years and overweight allocation to bonds with an effective duration of 1-3, 3-5, and 5-7 years were positive contributors to the Fund’s performance relative to the benchmark.
Interest Rate Hedge: During the Period, the use of U.S. Treasury futures to hedge interest rate risk was a modest detractor to the Fund’s performance relative to the benchmark.
Credit Rating: The Fund’s allocation and selection of non-rated bonds was a positive contributor to the Fund’s performance compared to the benchmark during the Period. In addition, the selection of BBB and A rated municipal securities were positive contributors compared to the benchmark. The Fund’s allocation to B rated bonds was a modest detractor to the Fund’s performance during the Period.
Sector/Industry: During the Period, the Fund’s selection and allocation to special tax, industrial development bonds, health care and local tax general obligation bonds were positive contributors to Fund performance relative to the benchmark. During the Period, the Fund’s allocation to housing and transportation bonds detracted from the Fund’s performance relative to the benchmark.
U.S. Treasury Rate Trends: During the Period, the 10-year and 30-year U.S. Treasury yields increased by approximately 32 basis points (“bps”) and 73 bps, respectively, to 4.22% and 4.93%, respectively.
New Issue Supply: During the Period, primary market supply increased approximately 20.7% to $564.6 billion compared with $467.7 billion a year ago (SIFMA, Bloomberg, Barclays Research).
Municipal Credit Yields: During the Period, according to Municipal Market Data AAA yield curve data, 10-year and 30-year municipal yields increased 51 bps and 101 bps, respectively, to 3.22% and 4.61%, respectively.
Municipal Credit Spreads: During the Period, credit spreads widened for A, BBB, and high yield municipals by approximately 3 bps, 20 bps, and 18 bps, respectively (Bloomberg data).
Industry Fund Flows: During the Period, according to data collected by the Investment Company Institute, fund flows totaled approximately $19.87 billion.
FUND PERFORMANCE (September 27, 2016 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (9/27/16)
First Trust Flexible Municipal High Income ETF	-1.78%	0.68%	1.44%
Bloomberg Municipal Long Bond (22+) Index	-3.88%	-0.86%	1.31%
Blended Benchmark(1)	-0.71%	1.37%	2.58%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.73%
(1)	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.
Visit www.ftportfolios.com/etf/MFLX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$16,381,140
Total number of portfolio holdings	72
Total advisory fee paid	$111,719
Portfolio turnover rate	33%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Municipal Bonds	86.5%
Closed-End Funds	6.7%
Net Other Assets and Liabilities	6.8%
Total	100.0%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MFLX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Flexible Municipal High Income ETF (MFLX)

First Trust Low Duration
Strategic Focus ETF
LDSF | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Low Duration Strategic Focus ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LDSF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Strategic Focus ETF	$20(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.94% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Bloomberg 1-5 Year Government/Credit Index, which returned 4.79% for the same Period. The Fund underperformed the additional benchmark, (which consists of 80% of the Bloomberg 1-5 Year Government/Credit Index and 20% of the ICE BofA US High Yield Constrained Index) which returned 5.46% for the same Period.
The outperformance relative to the benchmark was largely driven by exposure to higher-yielding securities, such as high-yield bonds and senior loans, as these asset classes outperformed and are not represented in the benchmark. Conversely, underperformance relative to the additional benchmark was significantly impacted by the Fund’s allocation to these similar asset types being below benchmark levels for much of the Period.
Returns in high-yield bonds and comparable risk assets benefited more from high income characteristics than price appreciation over the Period. The ICE BofA US High Yield Constrained Index returned 8.15% for the Period, with 6.84% attributable to income and 1.31% resulting from price appreciation as spreads tightened by only 33 basis points year-over-year, following significant volatility around “Liberation Day” in April.
The U.S. Treasury yield curve steepened as the market began anticipating potential rate cuts in 2025. The 2-year Treasury yield decreased from 3.91% to 3.61%, while the 10-year Treasury yield increased from 3.90% to 4.23%. The U.S. Dollar also weakened, declining from 104.0 to 97.7 as measured by the US Dollar Spot Index.
These conditions favored the First Trust Emerging Markets Local Currency Bond ETF (FEMB), our best-performing fund for the period, as it benefits from a weaker dollar. Conversely, the First Trust Core Investment Grade ETF (FTCB) and First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG) underperformed due to rising long-term interest rates and comparatively lower income. Despite trailing their benchmarks, these funds still achieved positive returns of 3.84% and 4.36% on a market price basis, respectively.
While these were the top and bottom performers, they represented relatively smaller allocations and were not held throughout the entire period. The First Trust Low Duration Opportunities ETF (LMBS) and First Trust Limited Duration Investment Grade Corporate ETF (FSIG) were each held at 35% or higher throughout the period and returned 5.45% and 5.06% on a market price basis, respectively—both exceeding the benchmark and aligning with the performance of the additional benchmark.
FUND PERFORMANCE (January 3, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (1/3/19)
First Trust Low Duration Strategic Focus ETF	4.94%	2.13%	2.59%
Bloomberg 1-5 Year Government/Credit Index	4.79%	1.33%	2.35%
Blended Benchmark(1)	5.46%	2.11%	3.13%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.65%
(1)
The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.

Visit www.ftportfolios.com/etf/LDSF for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$128,776,743
Total number of portfolio holdings	8
Total advisory fee paid	$252,802
Portfolio turnover rate	34%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LDSF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Low Duration Strategic Focus ETF (LDSF)

First Trust Active Factor Large Cap ETF
AFLG | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Active Factor Large Cap ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap ETF	$59	0.55%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.76% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
The underperformance was primarily driven by weak results from the low volatility factor and an underweight position in several of the benchmark’s largest constituents. The low volatility factor lagged in the prevailing risk-on environment. Selection and industry effects provided a modest boost to performance over the Period, while momentum exposure contributed positively from a factor standpoint.
FUND PERFORMANCE (December 3, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Large Cap ETF	13.76%	13.66%	13.05%
S&P 500® Index	15.88%	14.74%	15.46%
Visit www.ftportfolios.com/etf/AFLG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$398,677,776
Total number of portfolio holdings	269
Total advisory fee paid	$1,024,160
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.4%
Microsoft Corp.	5.1%
Apple, Inc.	5.0%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.3%
Amazon.com, Inc.	2.1%
Cisco Systems, Inc.	1.4%
Altria Group, Inc.	1.3%
Broadcom, Inc.	1.2%
Netflix, Inc.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFLG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Active Factor Large Cap ETF (AFLG)

First Trust Active Factor Mid Cap ETF
AFMC | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Active Factor Mid Cap ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFMC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Mid Cap ETF	$67	0.65%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.96% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the S&P MidCap 400® Index, which returned 6.86% for the same Period.
This outperformance was largely attributable to strong performance from the momentum factor. The momentum factor benefited from names with artificial intelligence exposure. Additionally, the strong performance was also aided by positive selection effects. By contrast, industry effects and the low volatility factor subtracted from returns.
FUND PERFORMANCE (December 3, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Mid Cap ETF	6.96%	13.91%	10.62%
S&P MidCap 400® Index	6.86%	12.76%	10.71%
Russell 3000® Index	15.84%	14.11%	14.81%
Visit www.ftportfolios.com/etf/AFMC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$82,055,238
Total number of portfolio holdings	256
Total advisory fee paid	$285,243
Portfolio turnover rate	52%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Flex Ltd.	1.5%
Old Republic International Corp.	1.4%
National Fuel Gas Co.	1.4%
First Horizon Corp.	1.3%
Exelixis, Inc.	1.3%
Unum Group	1.3%
Sprouts Farmers Market, Inc.	1.2%
MGIC Investment Corp.	1.2%
United Therapeutics Corp.	1.2%
EMCOR Group, Inc.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFMC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Active Factor Mid Cap ETF (AFMC)

First Trust Active Factor Small Cap ETF
AFSM | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Active Factor Small Cap ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Small Cap ETF	$77	0.75%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.64% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
The underperformance was mainly driven by weak results from the low volatility factor and unfavorable selection effects. Over the Period, highly speculative stocks with low profitability and elevated betas delivered particularly strong returns. In contrast, momentum exposure and industry effects, primarily from an underweight to biotechnology, added positively to performance.
FUND PERFORMANCE (December 3, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Small Cap ETF	6.64%	12.80%	9.65%
Russell 2000® Index	8.17%	10.13%	8.48%
Russell 3000® Index	15.84%	14.11%	14.81%
Visit www.ftportfolios.com/etf/AFSM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$43,695,741
Total number of portfolio holdings	329
Total advisory fee paid	$238,635
Portfolio turnover rate	65%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Halozyme Therapeutics, Inc.	1.2%
InterDigital, Inc.	1.0%
Cal-Maine Foods, Inc.	1.0%
Corcept Therapeutics, Inc.	0.9%
REV Group, Inc.	0.8%
Comfort Systems USA, Inc.	0.8%
Carpenter Technology Corp.	0.8%
ADMA Biologics, Inc.	0.8%
Sanmina Corp.	0.8%
American Healthcare REIT, Inc.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFSM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Active Factor Small Cap ETF (AFSM)

First Trust Innovation Leaders ETF
ILDR | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Innovation Leaders ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ILDR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Innovation Leaders ETF	$85	0.75%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 27.86% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Russell 3000® Growth Index, which returned 22.01% for the same Period.
This outperformance was driven by meaningful positive selection effect.
Key Drivers of Positive Selection Effect:
Beginning in the summer of 2024 multiple large cloud providers began to discuss increased difficulty in procuring electricity supply at favorable rates for new data center construction. Oracle Corp., in particular, called out interest in utilizing emerging small nuclear reactor power in future data center construction. In review of this theme, the investment team found that Section 45U of the Inflation Reduction Act provided tax credits for electricity generated at qualifying nuclear facilities. Owing to an expected increase in electrical demand on new infrastructure that required 5 nines of uptime (99.999%), the energy revolution theme was favored targeting grid modernization and nuclear power. As a result, for the Period, the average industrial sector exposure in the Fund was between 13-14% versus the benchmark’s 6% and the Fund’s average return on industrial companies was 70% for the Period versus 19% for the benchmark’s. Power generation suppliers Siemens Energy AG and GE Vernova, Inc. returned 168% and 125%, respectively for the Period as order books saw health growth with improved pricing. Utility companies also provided a lift to Fund performance as Constellation Energy Corp., a leading owner of existing nuclear production stock, and Oklo, Inc., an emerging pure play small nuclear reactor technology company, returned 58% and 304%, respectively. Separately from the electrification exposure, the aforementioned Oracle Corp. contributed 300 basis points of relative outperformance for the Period. Oracle Corp. cloud solutions saw expanding demand from large language model training and deployment.
Tesla, Inc. was the greatest headwind to Fund performance as the Fund did not own the company and it returned 56% for the period. While Tesla, Inc. remains highly innovative, the electric vehicle market was seen as having more risk that the company’s valuation was reflecting and Elon Musk’s time was split between the company and his engagement with the Department of Government Efficiency as the Trump Administration took office in January of 2025.
FUND PERFORMANCE (May 25, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/25/21)
First Trust Innovation Leaders ETF	27.86%	10.09%
Russell 3000® Growth Index	22.01%	14.08%
Russell 3000® Index	15.84%	11.13%
Visit www.ftportfolios.com/etf/ILDR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$120,804,045
Total number of portfolio holdings	81
Total advisory fee paid	$463,000
Portfolio turnover rate	57%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.8%
Amazon.com, Inc.	6.2%
Oracle Corp.	5.1%
Alphabet, Inc., Class A	3.5%
Microsoft Corp.	3.4%
Schneider Electric SE	3.1%
Eli Lilly & Co.	3.0%
Broadcom, Inc.	2.8%
ServiceNow, Inc.	2.4%
QUALCOMM, Inc.	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ILDR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Innovation Leaders ETF (ILDR)

First Trust Expanded Technology ETF
XPND | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Expanded Technology ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XPND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Expanded Technology ETF	$72	0.65%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.68% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 22.54% for the same Period.
The Fund posted outperformance relative to the benchmark in six of the eleven industries represented. The Communication Services sector, which represented about 20% of the Fund through four industries, outperformed the benchmark, with only the smallest industry underperforming. The Fund also had strong performances from many positions representing multiple industries. Positions that contributed positively to relative performance included AppLovin Corp. (415.33%), Oracle Corp. (61.77%), Amphenol Corp. (62.88%), Arista Networks, Inc. (54.56%), and Meta Platforms, Inc. (42.18%). The Fund’s overall underperformance was attributable to the Fund’s weighting methodology designed to minimize single stock risk. Semiconductor name NVIDIA Corp. (“NVDA”) represented over 20% of the benchmark and returned 45.96% over the Period, accounting for over 40% of the benchmark’s net contribution. The Fund caps the weight of individual names to a 4.50% max at the time of rebalance, which caused the Fund to be structurally underweight the tech market’s largest contributor. The effect of the Fund’s underweight in NVDA was enough to realize the relative underperformance. The Financials sector, which represented about 12% of the Fund through one industry, did not keep pace with the Information Technology sector which also contributed to the relative underperformance.
FUND PERFORMANCE (June 14, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/14/21)
First Trust Expanded Technology ETF	21.68%	13.48%
S&P 500® Information Technology Index	22.54%	19.98%
S&P 500® Index	15.88%	12.07%
Visit www.ftportfolios.com/etf/XPND for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$30,716,388
Total number of portfolio holdings	51
Total advisory fee paid	$161,560
Portfolio turnover rate	71%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oracle Corp.	5.6%
NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Microsoft Corp.	4.5%
Cisco Systems, Inc.	4.3%
T-Mobile US, Inc.	4.3%
Mastercard, Inc., Class A	4.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XPND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Expanded Technology ETF (XPND)

First Trust Multi-Strategy Alternative ETF
LALT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Multi-Strategy Alternative ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LALT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Alternative ETF	$22(1)	0.21%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.20%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.37% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the Credit Suisse AllHedge Index, which returned 9.90% for the same Period.
This underperformance was the result of the underlying exchange traded fund (“ETF”) holdings, on average, underperforming benchmark during the investment Period.
U.S. equities, as measured by the S&P 500® Index, rallied during the Period, up 15.88% benefitting alternative strategies that derive part of their return from the U.S. equity markets. Growing expectations of a Federal Reserve rate cut also buoyed stocks during the Period and resulted in two-year Treasury rates being modestly lower during the Period, declining from 3.92% on August 30, 2024 to 3.62% on August 29, 2025. Lower interest rates boosted the performance of fixed income related strategies. Commodity prices trended higher during the Period with an overall gain for the fiscal year of 11.77%, as measured by the Bloomberg Commodity Index.
The largest source of performance during the Period was the iShares Gold Trust (“IAU”) which rallied 37.69% during the Period, contributing 2.86% to the Fund’s overall return. IAU’s status as the biggest contributor to the Fund’s performance came despite it only ranking as the fourth largest average weight during the Period. The second strongest contribution to the Fund’s performance came from the First Trust Alternative Absolute Return Strategy ETF with a return of 8.49% during the Period. The third strongest contributions to the Fund’s performance came from the First Trust Long/Short Equity ETF (“FTLS”), with a return of 7.73% during the Period. On average, FTLS was the largest average position throughout the Period with an average weight of 21.69%. Rounding out the top four contributors to the Fund’s performance was the First Trust Managed Futures Strategy Fund which contributed 1.00% to the Fund’s overall return with a total return for the Period of 4.43%. None of the other funds contributed more than 1% to the Fund’s return during the Period.
The biggest change in positioning during the Period occurred in March of 2025 as the First Trust Smith Unconstrained Bond ETF (formerly the First Trust TCW Unconstrained Plus Bond ETF) was replaced with the First Trust Low Duration Opportunities ETF and the First Trust Global Tactical Commodity Strategy Fund (“FTGC”). The change lowered the overall interest rate and credit exposure of the Fund and increased the Fund’s exposure to inflation sensitive commodities. Overall, fixed income related holdings declined by approximately 4.2% during the Period. Commodity- and equity-related strategies increased by 1.67% and 1.72%, respectively. Within the equity bucket, the largest change was the increase in the First Trust Merger Arbitrage ETF, which rose from 5.01% on August 31, 2024 to 7.33% at the end of Period, a growth of 2.24%. Within commodities, the largest change in allocation was a 1.20% increase in the allocation to FTGC, rising from 4.78% as of August 2024 to 5.97% as of August 2025. The remaining funds had less than a 1% change in their allocation over the Period.
FUND PERFORMANCE (January 31, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/31/23)
First Trust Multi-Strategy Alternative ETF	8.37%	5.92%
Credit Suisse AllHedge Index	9.90%	7.65%
ICE BofA U.S. 3-Month Treasury Bill Index	4.48%	4.96%
S&P 500® Index	15.88%	21.29%
Visit www.ftportfolios.com/etf/LALT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$22,054,737
Total number of portfolio holdings	8
Total advisory fee paid	$31,972
Portfolio turnover rate	31%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.8%
Net Other Assets and Liabilities	0.2%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LALT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi-Strategy Alternative ETF (LALT)

FT Vest U.S. Equity Buffer ETF - January
FJAN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - January	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.68% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.77%
Changes in other Variables	2.76%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 15, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/15/21)
FT Vest U.S. Equity Buffer ETF - January	10.68%	11.20%
S&P 500® Index	15.88%	14.04%
Visit www.ftportfolios.com/etf/FJAN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,117,615,486
Total number of portfolio holdings	5
Total advisory fee paid	$7,724,762
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.4%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - January (FJAN)

FT Vest U.S. Equity
Deep Buffer ETF - January
DJAN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - January	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.45% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.62%
Changes in other Variables	3.68%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 15, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/15/21)
FT Vest U.S. Equity Deep Buffer ETF - January	9.45%	7.21%
S&P 500® Index	15.88%	14.04%
Visit www.ftportfolios.com/etf/DJAN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$350,433,701
Total number of portfolio holdings	5
Total advisory fee paid	$2,516,705
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.7%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)

FT Vest U.S. Equity Buffer ETF - February
FFEB | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - February	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.45% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.70%
Changes in other Variables	3.60%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 21, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (2/21/20)
FT Vest U.S. Equity Buffer ETF - February	12.45%	11.41%	10.78%
S&P 500® Index	15.88%	14.74%	14.45%
Visit www.ftportfolios.com/etf/FFEB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,091,498,935
Total number of portfolio holdings	5
Total advisory fee paid	$7,950,108
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.9%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - February (FFEB)

FT Vest U.S. Equity
Deep Buffer ETF - February
DFEB | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - February	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.78% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.58%
Changes in other Variables	4.05%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 21, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (2/21/20)
FT Vest U.S. Equity Deep Buffer ETF - February	10.78%	7.96%	7.53%
S&P 500® Index	15.88%	14.74%	14.45%
Visit www.ftportfolios.com/etf/DFEB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$406,671,319
Total number of portfolio holdings	5
Total advisory fee paid	$2,776,118
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.1%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)

FT Vest U.S. Equity Buffer ETF - March
FMAR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - March	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.97% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.47%
Changes in other Variables	3.35%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 19, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/19/21)
FT Vest U.S. Equity Buffer ETF - March	9.97%	10.34%
S&P 500® Index	15.88%	13.59%
Visit www.ftportfolios.com/etf/FMAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$878,439,942
Total number of portfolio holdings	5
Total advisory fee paid	$7,306,272
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	105.7%
Written Options	(6.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - March (FMAR)

FT Vest U.S. Equity
Deep Buffer ETF - March
DMAR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - March	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.31% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.62%
Changes in other Variables	4.54%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 19, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/19/21)
FT Vest U.S. Equity Deep Buffer ETF - March	9.31%	7.22%
S&P 500® Index	15.88%	13.59%
Visit www.ftportfolios.com/etf/DMAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$358,372,355
Total number of portfolio holdings	5
Total advisory fee paid	$2,592,791
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	106.6%
Written Options	(7.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)

FT Vest U.S. Equity Buffer ETF - April
FAPR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - April	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.70% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.83%
Changes in other Variables	0.72%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 16, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/16/21)
FT Vest U.S. Equity Buffer ETF - April	7.70%	8.59%
S&P 500® Index	15.88%	12.08%
Visit www.ftportfolios.com/etf/FAPR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$863,864,628
Total number of portfolio holdings	5
Total advisory fee paid	$6,344,086
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	109.4%
Written Options	(10.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - April (FAPR)

FT Vest U.S. Equity Deep
Buffer ETF - April
DAPR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - April	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.97% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.83%
Changes in other Variables	0.99%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 16, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/16/21)
FT Vest U.S. Equity Deep Buffer ETF - April	5.97%	5.72%
S&P 500® Index	15.88%	12.08%
Visit www.ftportfolios.com/etf/DAPR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$286,423,745
Total number of portfolio holdings	5
Total advisory fee paid	$2,105,876
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	112.1%
Written Options	(12.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)

FT Vest U.S. Equity Buffer ETF - May
FMAY | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - May	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.15% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.77%
Changes in other Variables	5.23%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 15, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (5/15/20)
FT Vest U.S. Equity Buffer ETF - May	12.15%	8.97%	10.48%
S&P 500® Index	15.88%	14.74%	18.38%
Visit www.ftportfolios.com/etf/FMAY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,035,076,232
Total number of portfolio holdings	5
Total advisory fee paid	$7,565,522
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.8%
Written Options	(4.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - May (FMAY)

FT Vest U.S. Equity Deep Buffer ETF - May
DMAY | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - May	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.94% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.06%
Changes in other Variables	5.73%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 15, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (5/15/20)
FT Vest U.S. Equity Deep Buffer ETF - May	10.94%	6.38%	7.18%
S&P 500® Index	15.88%	14.74%	18.38%
Visit www.ftportfolios.com/etf/DMAY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$289,139,562
Total number of portfolio holdings	5
Total advisory fee paid	$2,248,710
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	104.2%
Written Options	(5.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

FT Vest U.S. Equity Buffer ETF - June
FJUN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - June	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.80% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.40%
Changes in other Variables	2.25%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 19, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (6/19/20)
FT Vest U.S. Equity Buffer ETF - June	10.80%	11.09%	12.22%
S&P 500® Index	15.88%	14.74%	16.92%
Visit www.ftportfolios.com/etf/FJUN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$993,034,786
Total number of portfolio holdings	5
Total advisory fee paid	$7,795,099
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.3%
Written Options	(5.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - June (FJUN)

FT Vest U.S. Equity Deep Buffer ETF - June
DJUN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - June	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.50% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.46%
Changes in other Variables	2.89%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 19, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (6/19/20)
FT Vest U.S. Equity Deep Buffer ETF - June	9.50%	7.77%	8.38%
S&P 500® Index	15.88%	14.74%	16.92%
Visit www.ftportfolios.com/etf/DJUN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$279,283,109
Total number of portfolio holdings	5
Total advisory fee paid	$2,279,686
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.9%
Written Options	(5.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)

FT Vest U.S. Equity Buffer ETF - July
FJUL | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - July	$91	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.31% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.43%
Changes in other Variables	4.73%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 17, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (7/17/20)
FT Vest U.S. Equity Buffer ETF - July	13.31%	11.16%	11.84%
S&P 500® Index	15.88%	14.74%	16.26%
Visit www.ftportfolios.com/etf/FJUL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,026,060,336
Total number of portfolio holdings	5
Total advisory fee paid	$8,137,044
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.1%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - July (FJUL)

FT Vest U.S. Equity Deep Buffer ETF - July
DJUL | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - July	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.77% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.86%
Changes in other Variables	5.76%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 17, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (7/17/20)
FT Vest U.S. Equity Deep Buffer ETF - July	12.77%	8.24%	8.53%
S&P 500® Index	15.88%	14.74%	16.26%
Visit www.ftportfolios.com/etf/DJUL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$401,335,994
Total number of portfolio holdings	5
Total advisory fee paid	$3,007,278
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.4%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)

FT Vest U.S. Equity Buffer ETF - August
FAUG | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - August	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.66% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.83%
Changes in other Variables	5.68%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 6, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (11/6/19)
FT Vest U.S. Equity Buffer ETF - August	12.66%	9.05%	9.42%
S&P 500® Index	15.88%	14.74%	15.40%
Visit www.ftportfolios.com/etf/FAUG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$965,535,095
Total number of portfolio holdings	5
Total advisory fee paid	$7,530,708
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	103.2%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - August (FAUG)

FT Vest U.S. Equity
Deep Buffer ETF - August
DAUG | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - August	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.04%
Changes in other Variables	5.85%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 6, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (11/6/19)
FT Vest U.S. Equity Deep Buffer ETF - August	11.04%	5.91%	6.26%
S&P 500® Index	15.88%	14.74%	15.40%
Visit www.ftportfolios.com/etf/DAUG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$332,057,028
Total number of portfolio holdings	5
Total advisory fee paid	$2,638,783
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.0%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)

FT Vest U.S. Equity Buffer ETF - September
FSEP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - September	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.78% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.04%
Changes in other Variables	4.59%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/18/20)
FT Vest U.S. Equity Buffer ETF - September	11.78%	10.92%
S&P 500® Index	15.88%	16.12%
Visit www.ftportfolios.com/etf/FSEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$942,232,797
Total number of portfolio holdings	5
Total advisory fee paid	$6,996,259
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	100.8%
Written Options	(1.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - September (FSEP)

FT Vest U.S. Equity
Deep Buffer ETF - September
DSEP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - September	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.18% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.37%
Changes in other Variables	4.66%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/18/20)
FT Vest U.S. Equity Deep Buffer ETF - September	10.18%	8.07%
S&P 500® Index	15.88%	16.12%
Visit www.ftportfolios.com/etf/DSEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$263,377,428
Total number of portfolio holdings	5
Total advisory fee paid	$2,122,034
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.2%
Written Options	(2.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)

FT Vest U.S. Equity Buffer ETF - October
FOCT | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - October	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.06% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.90%
Changes in other Variables	4.01%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 16, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/16/20)
FT Vest U.S. Equity Buffer ETF - October	10.06%	9.40%
S&P 500® Index	15.88%	15.22%
Visit www.ftportfolios.com/etf/FOCT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$947,662,097
Total number of portfolio holdings	5
Total advisory fee paid	$6,842,481
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	100.3%
Written Options	(0.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - October (FOCT)

FT Vest U.S. Equity
Deep Buffer ETF - October
DOCT | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - October	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.12% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.14%
Changes in other Variables	4.83%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 16, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/16/20)
FT Vest U.S. Equity Deep Buffer ETF - October	9.12%	7.44%
S&P 500® Index	15.88%	15.22%
Visit www.ftportfolios.com/etf/DOCT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$304,004,920
Total number of portfolio holdings	5
Total advisory fee paid	$2,439,490
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	100.9%
Written Options	(1.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

FT Vest U.S. Equity Buffer ETF - November
FNOV | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - November	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.62% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.79%
Changes in other Variables	2.68%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 15, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (11/15/19)
FT Vest U.S. Equity Buffer ETF - November	10.62%	9.51%	9.53%
S&P 500® Index	15.88%	14.74%	15.16%
Visit www.ftportfolios.com/etf/FNOV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$986,546,710
Total number of portfolio holdings	5
Total advisory fee paid	$7,329,078
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	100.9%
Written Options	(1.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund's predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - November (FNOV)

FT Vest U.S. Equity
Deep Buffer ETF - November
DNOV | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - November	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.44% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.65%
Changes in other Variables	2.64%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 15, 2019 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (11/15/19)
FT Vest U.S. Equity Deep Buffer ETF - November	9.44%	7.48%	7.33%
S&P 500® Index	15.88%	14.74%	15.16%
Visit www.ftportfolios.com/etf/DNOV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$324,481,489
Total number of portfolio holdings	5
Total advisory fee paid	$2,557,817
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.5%
Written Options	(1.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)

FT Vest U.S. Equity Buffer ETF - December
FDEC | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - December	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.86% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.66%
Changes in other Variables	2.05%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/18/20)
FT Vest U.S. Equity Buffer ETF - December	10.86%	10.39%
S&P 500® Index	15.88%	14.21%
Visit www.ftportfolios.com/etf/FDEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,053,944,629
Total number of portfolio holdings	5
Total advisory fee paid	$7,836,881
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.0%
Written Options	(1.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer ETF - December (FDEC)

FT Vest U.S. Equity
Deep Buffer ETF - December
DDEC | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - December	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.54% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.84%
Changes in other Variables	3.55%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/18/20)
FT Vest U.S. Equity Deep Buffer ETF - December	9.54%	7.73%
S&P 500® Index	15.88%	14.21%
Visit www.ftportfolios.com/etf/DDEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$343,706,113
Total number of portfolio holdings	5
Total advisory fee paid	$2,706,263
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.5%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)

FT Vest Buffered Allocation Defensive ETF
BUFT | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Buffered Allocation Defensive ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Defensive ETF	$21(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.75% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.91%
Changes in other Variables	3.89%
Fees and Expenses**	-1.05%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (October 26, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/26/21)
FT Vest Buffered Allocation Defensive ETF	8.75%	4.82%
S&P 500® Index	15.88%	11.05%
Visit www.ftportfolios.com/etf/BUFT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$127,092,706
Total number of portfolio holdings	8
Total advisory fee paid	$241,328
Portfolio turnover rate	293%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Buffered Allocation Defensive ETF (BUFT)

FT Vest Buffered Allocation Growth ETF
BUFG | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Buffered Allocation Growth ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Growth ETF	$21(1)	0.20%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.80% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.64%
Changes in other Variables	1.21%
Fees and Expenses**	-1.05%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (October 26, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/26/21)
FT Vest Buffered Allocation Growth ETF	10.80%	7.44%
S&P 500® Index	15.88%	11.05%
Visit www.ftportfolios.com/etf/BUFG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$280,866,476
Total number of portfolio holdings	8
Total advisory fee paid	$512,169
Portfolio turnover rate	190%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Buffered Allocation Growth ETF (BUFG)

FT Vest Nasdaq-100® Conservative Buffer ETF - January
QCJA | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - January (the “Fund”) for the period of January 17, 2025 (commencement of investment operations) to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$58(1)	0.90%(2)
(1)	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.20% for the period from the Fund’s inception on January 17, 2025 through August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 9.71% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.20%
Changes in other Variables	2.55%
Fees and Expenses (pro-rated annual expense ratio)	-0.55%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 17, 2025 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	Since Inception (1/17/25)
FT Vest Nasdaq-100® Conservative Buffer ETF - January	6.20%
Nasdaq-100 Index®	9.71%
S&P 500® Index	8.60%
Visit www.ftportfolios.com/etf/QCJA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$49,495,120
Total number of portfolio holdings	5
Total advisory fee paid	$250,356
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.7%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCJA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - January
XJAN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.19% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.18%
Changes in other Variables	4.86%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 19, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/19/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	8.19%	9.37%
S&P 500® Index	15.88%	21.22%
Visit www.ftportfolios.com/etf/XJAN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$41,926,674
Total number of portfolio holdings	6
Total advisory fee paid	$412,444
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	112.8%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)

FT Vest Nasdaq-100® Moderate
Buffer ETF - February
QMFE | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - February (the “Fund”) for the period of February 21, 2025 (commencement of investment operations) to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - February	$49(1)	0.90%(2)
(1)	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.15% for the period from the Fund’s inception on February 21, 2025 through August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 8.76% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.09%
Changes in other Variables	2.53%
Fees and Expenses (pro-rated annual expense ratio)	-0.47%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 21, 2025 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	Since Inception (2/21/25)
FT Vest Nasdaq-100® Moderate Buffer ETF - February	6.15%
Nasdaq-100 Index®	8.76%
S&P 500® Index	8.17%
Visit www.ftportfolios.com/fund-documents/etf/QMFE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$41,375,588
Total number of portfolio holdings	5
Total advisory fee paid	$195,998
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.5%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMFE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - February
XFEB | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.59% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.04%
Changes in other Variables	4.40%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 16, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (2/16/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	8.59%	9.82%
S&P 500® Index	15.88%	19.63%
Visit www.ftportfolios.com/etf/XFEB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$48,468,496
Total number of portfolio holdings	6
Total advisory fee paid	$345,750
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	113.8%
Written Options	(14.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)

FT Vest International Equity Moderate
Buffer ETF - March
YMAR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - March	$94	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.95% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 13.87% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.20%
Changes in other Variables	-1.35%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 19, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/19/21)
FT Vest International Equity Moderate Buffer ETF - March	7.95%	5.98%
MSCI EAFE Index	13.87%	7.43%
Visit www.ftportfolios.com/etf/YMAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$134,816,885
Total number of portfolio holdings	5
Total advisory fee paid	$1,005,400
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.1%
Written Options	(2.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest International Equity Moderate Buffer ETF - March (YMAR)

FT Vest Nasdaq-100® Buffer ETF - March
QMAR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - March	$96	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.47% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.40%
Changes in other Variables	5.97%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 19, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/19/21)
FT Vest Nasdaq-100® Buffer ETF - March	12.47%	10.82%
Nasdaq-100 Index®	20.52%	15.30%
S&P 500® Index	15.88%	13.59%
Visit www.ftportfolios.com/etf/QMAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$451,156,948
Total number of portfolio holdings	5
Total advisory fee paid	$3,873,150
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	107.9%
Written Options	(8.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - March
XMAR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.41% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.64%
Changes in other Variables	7.62%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/17/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	10.41%	11.73%
S&P 500® Index	15.88%	24.34%
Visit www.ftportfolios.com/etf/XMAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$174,230,133
Total number of portfolio holdings	6
Total advisory fee paid	$1,458,598
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	125.0%
Written Options	(25.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)

FT Vest Nasdaq-100® Conservative Buffer ETF - April
QCAP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - April	$94	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.14% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.09%
Changes in other Variables	2.95%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 19, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/19/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - April	8.14%	11.56%
Nasdaq-100 Index®	20.52%	27.16%
S&P 500® Index	15.88%	22.81%
Visit www.ftportfolios.com/etf/QCAP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$40,444,956
Total number of portfolio holdings	5
Total advisory fee paid	$311,556
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	117.6%
Written Options	(18.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCAP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
XAPR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.66% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.57%
Changes in other Variables	8.94%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 19, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/19/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	12.66%	14.12%
S&P 500® Index	15.88%	22.81%
Visit www.ftportfolios.com/etf/XAPR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$51,603,204
Total number of portfolio holdings	6
Total advisory fee paid	$284,032
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	137.4%
Written Options	(38.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)

FT Vest Nasdaq-100® Moderate
Buffer ETF - May
QMMY | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - May	$97	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.21% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.99%
Changes in other Variables	8.12%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 17, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/17/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - May	16.21%	15.79%
Nasdaq-100 Index®	20.52%	20.70%
S&P 500® Index	15.88%	18.06%
Visit www.ftportfolios.com/etf/QMMY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$91,261,954
Total number of portfolio holdings	5
Total advisory fee paid	$593,919
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	105.7%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMMY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMMY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
XMAY | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.20% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.76%
Changes in other Variables	5.29%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 17, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/17/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	10.20%	11.01%
S&P 500® Index	15.88%	18.06%
Visit www.ftportfolios.com/etf/XMAY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$22,051,778
Total number of portfolio holdings	6
Total advisory fee paid	$204,488
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	118.5%
Written Options	(19.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)

FT Vest International Equity Moderate Buffer ETF - June
YJUN | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - June	$94	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.41% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 13.87% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.85%
Changes in other Variables	0.46%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 18, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/18/21)
FT Vest International Equity Moderate Buffer ETF - June	9.41%	5.27%
MSCI EAFE Index	13.87%	6.78%
Visit www.ftportfolios.com/etf/YJUN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$167,146,575
Total number of portfolio holdings	5
Total advisory fee paid	$1,434,742
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.6%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest International Equity Moderate Buffer ETF - June (YJUN)

FT Vest Nasdaq-100® Buffer ETF - June
QJUN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - June	$96	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.19% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.03%
Changes in other Variables	4.06%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 18, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/18/21)
FT Vest Nasdaq-100® Buffer ETF - June	14.19%	10.60%
Nasdaq-100 Index®	20.52%	13.83%
S&P 500® Index	15.88%	12.66%
Visit www.ftportfolios.com/etf/QJUN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$631,167,316
Total number of portfolio holdings	5
Total advisory fee paid	$4,772,173
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	105.3%
Written Options	(6.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - June
XJUN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.81%
Changes in other Variables	7.08%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 12, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (7/12/21)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	11.04%	8.63%
S&P 500® Index	15.88%	11.47%
Visit www.ftportfolios.com/etf/XJUN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$145,411,882
Total number of portfolio holdings	6
Total advisory fee paid	$1,359,976
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	119.5%
Written Options	(20.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

FT Vest Nasdaq-100® Conservative Buffer ETF - July
QCJL | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - July	$96	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.29% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.57%
Changes in other Variables	5.62%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 19, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (7/19/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - July	13.29%	12.81%
Nasdaq-100 Index®	20.52%	18.56%
S&P 500® Index	15.88%	16.92%
Visit www.ftportfolios.com/etf/QCJL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$78,799,486
Total number of portfolio holdings	5
Total advisory fee paid	$514,374
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.6%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCJL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCJL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - July
XJUL | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.56% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.17%
Changes in other Variables	5.24%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 21, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (7/21/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	9.56%	10.46%
S&P 500® Index	15.88%	19.89%
Visit www.ftportfolios.com/etf/XJUL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$47,424,739
Total number of portfolio holdings	6
Total advisory fee paid	$449,096
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	112.9%
Written Options	(13.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)

FT Vest Nasdaq-100® Moderate
Buffer ETF - August
QMAG | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - August	$96	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.03% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.44%
Changes in other Variables	4.49%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (August 16, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (8/16/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - August	13.03%	12.92%
Nasdaq-100 Index®	20.52%	20.04%
S&P 500® Index	15.88%	17.14%
Visit www.ftportfolios.com/etf/QMAG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$48,686,291
Total number of portfolio holdings	5
Total advisory fee paid	$424,831
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.6%
Written Options	(5.7%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - August
XAUG | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.69% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.04%
Changes in other Variables	5.50%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (August 18, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	8.69%	10.38%
S&P 500® Index	15.88%	22.87%
Visit www.ftportfolios.com/etf/XAUG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$29,935,938
Total number of portfolio holdings	6
Total advisory fee paid	$314,334
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	111.3%
Written Options	(12.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)

FT Vest International Equity Moderate Buffer ETF - September
YSEP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - September	$94	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.06% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 13.87% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	10.38%
Changes in other Variables	-0.42%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 17, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/17/21)
FT Vest International Equity Moderate Buffer ETF - September	9.06%	5.76%
MSCI EAFE Index	13.87%	6.62%
Visit www.ftportfolios.com/etf/YSEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$94,659,628
Total number of portfolio holdings	5
Total advisory fee paid	$689,105
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	100.1%
Written Options	(0.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest International Equity Moderate Buffer ETF - September (YSEP)

FT Vest Nasdaq-100® Buffer ETF - September
QSPT | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QSPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - September	$97	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.56% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.85%
Changes in other Variables	7.61%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 17, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/17/21)
FT Vest Nasdaq-100® Buffer ETF - September	15.56%	11.03%
Nasdaq-100 Index®	20.52%	12.21%
S&P 500® Index	15.88%	11.65%
Visit www.ftportfolios.com/etf/QSPT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$407,587,908
Total number of portfolio holdings	5
Total advisory fee paid	$3,338,085
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.1%
Written Options	(2.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QSPT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QSPT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)

FT Vest U.S. Equity Enhance
& Moderate Buffer ETF - September
XSEP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.57% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.85%
Changes in other Variables	5.57%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 21, 2022 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/21/22)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	8.57%	11.34%
S&P 500® Index	15.88%	21.66%
Visit www.ftportfolios.com/etf/XSEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$127,323,276
Total number of portfolio holdings	6
Total advisory fee paid	$1,049,246
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	116.2%
Written Options	(16.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)

FT Vest Nasdaq-100® Conservative Buffer ETF - October
QCOC | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - October	$82(1)	0.90%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.66% for the period from the Fund’s inception on October 18, 2024 through August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 15.96% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.26%
Changes in other Variables	4.18%
Fees and Expenses (pro-rated annual expense ratio)	-0.78%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 18, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	Since Inception (10/18/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - October	9.66%
Nasdaq-100 Index®	15.96%
S&P 500® Index	11.40%
Visit www.ftportfolios.com/etf/QCOC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$35,792,399
Total number of portfolio holdings	5
Total advisory fee paid	$271,466
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	104.5%
Written Options	(4.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCOC or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - October
XOCT | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.33% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.69%
Changes in other Variables	6.49%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 20, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/20/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	8.33%	10.48%
S&P 500® Index	15.88%	27.36%
Visit www.ftportfolios.com/etf/XOCT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$116,889,810
Total number of portfolio holdings	6
Total advisory fee paid	$660,864
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	112.0%
Written Options	(12.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)

FT Vest Nasdaq-100® Moderate
Buffer ETF - November
QMNV | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - November (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - November	$75(1)	0.90%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.37% for the period from the Fund’s inception on November 15, 2024 through August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 15.50% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.85%
Changes in other Variables	4.24%
Fees and Expenses (pro-rated annual expense ratio)	-0.72%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 15, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	Since Inception (11/15/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - November	10.37%
Nasdaq-100 Index®	15.50%
S&P 500® Index	11.20%
Visit www.ftportfolios.com/etf/QMNV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$33,969,994
Total number of portfolio holdings	5
Total advisory fee paid	$279,882
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	103.8%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMNV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - November
XNOV | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.46% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.42%
Changes in other Variables	5.89%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	8.46%	9.88%
S&P 500® Index	15.88%	23.89%
Visit www.ftportfolios.com/etf/XNOV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$25,393,166
Total number of portfolio holdings	6
Total advisory fee paid	$195,147
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	113.3%
Written Options	(13.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)

FT Vest International Equity Moderate
Buffer ETF - December
YDEC | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - December	$91	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.12% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 13.87% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.73%
Changes in other Variables	-5.71%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/18/20)
FT Vest International Equity Moderate Buffer ETF - December	3.12%	5.18%
MSCI EAFE Index	13.87%	8.16%
Visit www.ftportfolios.com/etf/YDEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$76,320,303
Total number of portfolio holdings	5
Total advisory fee paid	$624,662
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	106.3%
Written Options	(6.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest International Equity Moderate Buffer ETF - December (YDEC)

FT Vest Nasdaq-100® Buffer ETF - December
QDEC | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - December	$97	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.51% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	9.23%
Changes in other Variables	6.18%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 18, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/18/20)
FT Vest Nasdaq-100® Buffer ETF - December	14.51%	9.31%
Nasdaq-100 Index®	20.52%	14.73%
S&P 500® Index	15.88%	14.21%
Visit www.ftportfolios.com/etf/QDEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$544,241,078
Total number of portfolio holdings	5
Total advisory fee paid	$4,249,378
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.5%
Written Options	(1.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - December
XDEC | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.56% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	3.86%
Changes in other Variables	5.55%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 17, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/17/21)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	8.56%	7.51%
S&P 500® Index	15.88%	11.12%
Visit www.ftportfolios.com/etf/XDEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$190,516,351
Total number of portfolio holdings	6
Total advisory fee paid	$2,077,230
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	112.7%
Written Options	(13.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

FT Vest Laddered International Moderate Buffer ETF
BUFY | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Laddered International Moderate Buffer ETF (the “Fund”) for the period of September 25, 2024 (commencement of investment operations) to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered International Moderate Buffer ETF	$10(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on September 25, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.37% for the period from the Fund’s inception on September 25, 2024 through August 31, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 14.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.50%
Changes in other Variables	-0.20%
Fees and Expenses (pro-rated annual expense ratio)**	-0.93%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (September 25, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	Since Inception (9/25/24)
FT Vest Laddered International Moderate Buffer ETF	7.37%
MSCI EAFE Index	14.17%
Visit www.ftportfolios.com/etf/BUFY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$38,544,731
Total number of portfolio holdings	5
Total advisory fee paid	$17,157
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Laddered International Moderate Buffer ETF (BUFY)

FT Vest Laddered Enhance & Moderate Buffer ETF
BUFX | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Laddered Enhance & Moderate Buffer ETF (the “Fund”) for the period of June 24, 2025 (commencement of investment operations) to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Enhance & Moderate Buffer ETF	$2(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on June 24, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.44% for the period from the Fund’s inception on June 24, 2025 through August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 6.27% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.51%
Changes in other Variables	0.11%
Fees and Expenses (pro-rated annual expense ratio)**	-0.18%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (June 24, 2025 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	Since Inception (6/24/25)
FT Vest Laddered Enhance & Moderate Buffer ETF	2.44%
S&P 500® Index	6.27%
Visit www.ftportfolios.com/etf/BUFX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$5,150,965
Total number of portfolio holdings	13
Total advisory fee paid	$622
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

FT Vest Laddered Buffer ETF
BUFR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Laddered Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Buffer ETF	$11(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.78% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.82%
Changes in other Variables	3.91%
Fees and Expenses**	-0.95%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (August 10, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (8/10/20)
FT Vest Laddered Buffer ETF	10.78%	9.93%	10.20%
S&P 500® Index	15.88%	14.74%	15.52%
Visit www.ftportfolios.com/etf/BUFR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$7,306,783,938
Total number of portfolio holdings	13
Total advisory fee paid	$6,218,349
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Buffer ETF (BUFR)

FT Vest Laddered Deep Buffer ETF
BUFD | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Laddered Deep Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Deep Buffer ETF	$10(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.64% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.59%
Changes in other Variables	4.00%
Fees and Expenses**	-0.95%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (January 20, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/20/21)
FT Vest Laddered Deep Buffer ETF	9.64%	6.81%
S&P 500® Index	15.88%	13.55%
Visit www.ftportfolios.com/etf/BUFD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,435,864,502
Total number of portfolio holdings	13
Total advisory fee paid	$1,187,039
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Deep Buffer ETF (BUFD)

FT Vest Laddered Nasdaq Buffer ETF
BUFQ | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Laddered Nasdaq Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Nasdaq Buffer ETF	$11(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 20.52% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	8.79%
Changes in other Variables	6.25%
Fees and Expenses**	-1.00%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (June 15, 2022 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/15/22)
FT Vest Laddered Nasdaq Buffer ETF	14.04%	17.16%
Nasdaq-100 Index®	20.52%	25.50%
S&P 500® Index	15.88%	19.85%
Visit www.ftportfolios.com/etf/BUFQ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$1,039,795,209
Total number of portfolio holdings	5
Total advisory fee paid	$886,534
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFQ or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFQ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)

FT Vest U.S. Equity
Moderate Buffer ETF - January
GJAN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - January	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.24% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.39%
Changes in other Variables	3.70%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 20, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (1/20/23)
FT Vest U.S. Equity Moderate Buffer ETF - January	9.24%	12.62%
S&P 500® Index	15.88%	22.24%
Visit www.ftportfolios.com/etf/GJAN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$367,314,923
Total number of portfolio holdings	5
Total advisory fee paid	$2,725,957
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.2%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)

FT Vest U.S. Equity
Moderate Buffer ETF - February
GFEB | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - February	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.35% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.05%
Changes in other Variables	4.15%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (2/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - February	10.35%	13.02%
S&P 500® Index	15.88%	21.63%
Visit www.ftportfolios.com/etf/GFEB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$353,841,070
Total number of portfolio holdings	5
Total advisory fee paid	$2,691,372
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.7%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)

FT Vest U.S. Small Cap
Moderate Buffer ETF - February
SFEB | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - February	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.24% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.24%
Changes in other Variables	2.90%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 16, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (2/16/24)
FT Vest U.S. Small Cap Moderate Buffer ETF - February	6.24%	8.67%
Russell 2000® Index	8.17%	11.94%
Russell 3000® Index	15.84%	19.05%
Visit www.ftportfolios.com/etf/SFEB for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$80,855,742
Total number of portfolio holdings	5
Total advisory fee paid	$641,554
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.2%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)

FT Vest U.S. Equity Buffer & Premium Income ETF - March
XIMR | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - March	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.89% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.40%
Changes in other Variables	2.34%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 18, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/18/24)
FT Vest U.S. Equity Buffer & Premium Income ETF - March	6.89%	7.35%
S&P 500® Index	15.88%	18.42%
Visit www.ftportfolios.com/etf/XIMR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The final determination of the source and tax status of all calendar year 2025 distributions, including any return of capital, will be made after the end of 2025 and will be provided on Form 1099-DIV.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$40,612,024
Total number of portfolio holdings	12
Total advisory fee paid	$259,633
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	3.5%
Money Market Funds	1.2%
Purchased Options	113.7%
Written Options	(18.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIMR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annualized target income level was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIMR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)

FT Vest U.S. Equity
Moderate Buffer ETF - March
GMAR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - March	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.44% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.43%
Changes in other Variables	4.86%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (3/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - March	9.44%	12.68%
S&P 500® Index	15.88%	24.34%
Visit www.ftportfolios.com/etf/GMAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$417,399,971
Total number of portfolio holdings	5
Total advisory fee paid	$3,087,001
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	107.2%
Written Options	(7.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)

FT Vest U.S. Equity
Moderate Buffer ETF - April
GAPR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - April	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.77% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.68%
Changes in other Variables	1.94%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 21, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (4/21/23)
FT Vest U.S. Equity Moderate Buffer ETF - April	6.77%	12.17%
S&P 500® Index	15.88%	22.55%
Visit www.ftportfolios.com/etf/GAPR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$248,207,580
Total number of portfolio holdings	5
Total advisory fee paid	$1,923,951
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	111.8%
Written Options	(12.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)

FT Vest U.S. Equity
Moderate Buffer ETF - May
GMAY | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - May	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.54% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.92%
Changes in other Variables	6.47%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 19, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/19/23)
FT Vest U.S. Equity Moderate Buffer ETF - May	11.54%	13.19%
S&P 500® Index	15.88%	22.55%
Visit www.ftportfolios.com/etf/GMAY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$302,980,695
Total number of portfolio holdings	5
Total advisory fee paid	$2,185,219
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	104.8%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)

FT Vest U.S. Small Cap
Moderate Buffer ETF - May
SMAY | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - May	$91	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.58% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.24%
Changes in other Variables	-0.76%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 19, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/19/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - May	2.58%	10.16%
Russell 2000® Index	8.17%	15.09%
Russell 3000® Index	15.84%	22.21%
Visit www.ftportfolios.com/etf/SMAY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$100,205,851
Total number of portfolio holdings	5
Total advisory fee paid	$740,169
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	106.7%
Written Options	(7.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)

FT Vest U.S. Equity Buffer & Premium Income ETF - June
XIJN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.27% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.72%
Changes in other Variables	2.40%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 21, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/21/24)
FT Vest U.S. Equity Buffer & Premium Income ETF - June	7.27%	7.71%
S&P 500® Index	15.88%	16.55%
Visit www.ftportfolios.com/etf/XIJN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The final determination of the source and tax status of all calendar year 2025 distributions, including any return of capital, will be made after the end of 2025 and will be provided on Form 1099-DIV.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$14,750,290
Total number of portfolio holdings	16
Total advisory fee paid	$65,207
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	6.2%
Money Market Funds	0.5%
Purchased Options	108.8%
Written Options	(15.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIJN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annualized target income level was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIJN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)

FT Vest U.S. Equity
Moderate Buffer ETF - June
GJUN | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - June	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.87% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.02%
Changes in other Variables	3.70%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 16, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (6/16/23)
FT Vest U.S. Equity Moderate Buffer ETF - June	9.87%	12.04%
S&P 500® Index	15.88%	20.54%
Visit www.ftportfolios.com/etf/GJUN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$339,011,214
Total number of portfolio holdings	5
Total advisory fee paid	$3,063,804
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	105.3%
Written Options	(6.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

FT Vest U.S. Equity
Moderate Buffer ETF - July
GJUL | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - July	$90	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	7.26%
Changes in other Variables	5.63%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 21, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (7/21/23)
FT Vest U.S. Equity Moderate Buffer ETF - July	12.04%	13.14%
S&P 500® Index	15.88%	19.89%
Visit www.ftportfolios.com/etf/GJUL for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$604,611,941
Total number of portfolio holdings	5
Total advisory fee paid	$2,948,743
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.4%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)

FT Vest U.S. Equity
Moderate Buffer ETF - August
GAUG | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - August	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.46% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.49%
Changes in other Variables	4.82%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (August 18, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Equity Moderate Buffer ETF - August	10.46%	12.78%
S&P 500® Index	15.88%	22.87%
Visit www.ftportfolios.com/etf/GAUG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$303,294,052
Total number of portfolio holdings	5
Total advisory fee paid	$1,885,096
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.2%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)

FT Vest U.S. Small Cap
Moderate Buffer ETF - August
SAUG | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - August	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.28% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.69%
Changes in other Variables	2.49%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (August 18, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - August	6.28%	11.11%
Russell 2000® Index	8.17%	14.19%
Russell 3000® Index	15.84%	22.38%
Visit www.ftportfolios.com/etf/SAUG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$98,854,611
Total number of portfolio holdings	5
Total advisory fee paid	$770,445
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	105.4%
Written Options	(6.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)

FT Vest U.S. Equity
Buffer & Premium Income ETF - September
XISE | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XISE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - September	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.06% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.88%
Changes in other Variables	1.03%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 15, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/15/23)
FT Vest U.S. Equity Buffer & Premium Income ETF - September	6.06%	6.82%
S&P 500® Index	15.88%	22.63%
Visit www.ftportfolios.com/etf/XISE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The final determination of the source and tax status of all calendar year 2025 distributions, including any return of capital, will be made after the end of 2025 and will be provided on Form 1099-DIV.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$57,783,460
Total number of portfolio holdings	6
Total advisory fee paid	$592,744
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.5%
Money Market Funds	0.6%
Purchased Options	112.4%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XISE or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s annualized target income level was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XISE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)

FT Vest U.S. Equity
Moderate Buffer ETF - September
GSEP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - September	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.04% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.49%
Changes in other Variables	4.40%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 15, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/15/23)
FT Vest U.S. Equity Moderate Buffer ETF - September	10.04%	12.05%
S&P 500® Index	15.88%	22.63%
Visit www.ftportfolios.com/etf/GSEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$202,578,895
Total number of portfolio holdings	5
Total advisory fee paid	$1,833,241
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.4%
Written Options	(2.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
On September 22, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)

FT Vest U.S. Equity
Moderate Buffer ETF - October
GOCT | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - October	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.07% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.19%
Changes in other Variables	3.73%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 20, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/20/23)
FT Vest U.S. Equity Moderate Buffer ETF - October	9.07%	12.27%
S&P 500® Index	15.88%	27.36%
Visit www.ftportfolios.com/etf/GOCT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$219,228,391
Total number of portfolio holdings	5
Total advisory fee paid	$1,648,546
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	101.1%
Written Options	(1.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 20, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)

FT Vest U.S. Equity
Moderate Buffer ETF - November
GNOV | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - November	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.37% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.67%
Changes in other Variables	3.55%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - November	9.37%	11.88%
S&P 500® Index	15.88%	23.89%
Visit www.ftportfolios.com/etf/GNOV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$248,247,624
Total number of portfolio holdings	5
Total advisory fee paid	$2,090,907
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.8%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)

FT Vest U.S. Small Cap
Moderate Buffer ETF - November
SNOV | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$93	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.69% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.09%
Changes in other Variables	3.50%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 17, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - November	6.69%	11.47%
Russell 2000® Index	8.17%	18.27%
Russell 3000® Index	15.84%	23.66%
Visit www.ftportfolios.com/etf/SNOV for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$130,968,192
Total number of portfolio holdings	5
Total advisory fee paid	$775,559
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	100.5%
Written Options	(0.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)

FT Vest U.S. Equity
Buffer & Premium Income ETF - December
XIDE | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - December	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.73% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.92%
Changes in other Variables	2.66%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 15, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/15/23)
FT Vest U.S. Equity Buffer & Premium Income ETF - December	6.73%	7.01%
S&P 500® Index	15.88%	21.78%
Visit www.ftportfolios.com/etf/XIDE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
The final determination of the source and tax status of all calendar year 2025 distributions, including any return of capital, will be made after the end of 2025 and will be provided on Form 1099-DIV.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$22,036,549
Total number of portfolio holdings	8
Total advisory fee paid	$186,902
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	2.1%
Money Market Funds	0.9%
Purchased Options	108.6%
Written Options	(11.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIDE or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annualized target income level was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIDE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)

FT Vest U.S. Equity
Moderate Buffer ETF - December
GDEC | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - December	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.52% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	6.35%
Changes in other Variables	4.02%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 15, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (12/15/23)
FT Vest U.S. Equity Moderate Buffer ETF - December	9.52%	11.36%
S&P 500® Index	15.88%	21.78%
Visit www.ftportfolios.com/etf/GDEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$287,148,962
Total number of portfolio holdings	5
Total advisory fee paid	$2,744,145
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.8%
Written Options	(2.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

FT Vest Laddered Moderate Buffer ETF
BUFZ | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Laddered Moderate Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Moderate Buffer ETF	$10(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.71% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.91%
Changes in other Variables	4.75%
Fees and Expenses**	-0.95%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (October 25, 2023 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/25/23)
FT Vest Laddered Moderate Buffer ETF	9.71%	14.68%
S&P 500® Index	15.88%	28.20%
Visit www.ftportfolios.com/etf/BUFZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$623,001,779
Total number of portfolio holdings	13
Total advisory fee paid	$387,342
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFZ or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund's investment advisor, to waive management fees was terminated.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Moderate Buffer ETF (BUFZ)

FT Vest Laddered Small Cap Moderate Buffer ETF
BUFS | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the FT Vest Laddered Small Cap Moderate Buffer ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Small Cap Moderate Buffer ETF	$10(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.25% for the twelve months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 8.17% for the same Period.
This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	4.10%
Changes in other Variables	2.15%
Fees and Expenses**	-1.00%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in its portfolio.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
FUND PERFORMANCE (May 29, 2024 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (5/29/24)
FT Vest Laddered Small Cap Moderate Buffer ETF	5.25%	8.80%
Russell 2000® Index	8.17%	14.26%
Russell 3000® Index	15.84%	19.18%
Visit www.ftportfolios.com/etf/BUFS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$92,669,946
Total number of portfolio holdings	5
Total advisory fee paid	$62,831
Portfolio turnover rate	2%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/BUFS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s annual unitary management fee was reduced from 0.20% to 0.10% of the Fund’s average daily net assets and the agreement by First Trust Advisors L.P., the Fund’s investment advisor, to waive management fees was terminated.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)

First Trust SkyBridge
Crypto Industry and Digital Economy ETF
CRPT | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CRPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SkyBridge Crypto Industry and Digital Economy ETF	$121	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 84.26% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 15.88% for the same Period.
This outperformance was driven by the Fund’s exposure to crypto industry equities (for example, Metaplanet, Inc.) and Bitcoin exchange-traded-products (for example, the iShares Bitcoin Trust ETF) that experienced a sharp increase in value driven by the strength of the broader crypto industry and Bitcoin’s significant increase in price over the Period.
FUND PERFORMANCE (September 20, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (9/20/21)
First Trust SkyBridge Crypto Industry and Digital Economy ETF	84.26%	3.17%
S&P 500® Index	15.88%	12.16%
Visit www.ftportfolios.com/etf/CRPT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$145,253,064
Total number of portfolio holdings	33
Total advisory fee paid	$848,928
Portfolio turnover rate	318%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Metaplanet, Inc.	11.9%
JPMorgan Chase & Co.	7.0%
Robinhood Markets, Inc., Class A	5.4%
iShares Bitcoin Trust ETF	4.5%
Fidelity Wise Origin Bitcoin Fund	4.2%
Coinbase Global, Inc., Class A	3.9%
Salesforce, Inc.	3.8%
NVIDIA Corp.	3.8%
VanEck Bitcoin ETF	3.8%
Invesco Galaxy Bitcoin ETF	3.8%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CRPT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Fund’s principal investment strategies were revised to allow the Fund to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CRPT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

First Trust Multi-Manager
Large Growth ETF
MMLG | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Multi-Manager Large Growth ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Large Growth ETF	$96	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.87% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Russell 1000® Growth Index, which returned 22.58% for the same Period.
One driver of outperformance for the Period was the Fund’s holdings in the Communication Services sector, which outperformed those in the benchmark, and was driven by overweight positions in Spotify Technology S.A. (“Spotify”), ROBLOX Corp. (“Roblox”), and Netflix, Inc. (“Netflix”), which returned 98.9%, 183.2%, and 72.3%, respectively. Spotify reported its first ever operating profit for a full year and saw growth and margin improvement. Roblox, an online game company, saw an increase in daily users and new product development while Netflix added new subscribers and instituted other measures to support growth. Selection in the Consumer Discretionary sector was also a contributor to outperformance as an off benchmark holding in Sea Ltd, ADR returned 138.2% and an overweight to DoorDash, Inc. returned 90.5%. Offsetting some of the gains were holdings in the Financials sector which underperformed those in the benchmark.
FUND PERFORMANCE (July 21, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (7/21/20)
First Trust Multi-Manager Large Growth ETF	24.87%	9.76%	11.64%
Russell 1000® Growth Index	22.58%	15.25%	17.46%
Russell 1000® Index	16.24%	14.34%	15.71%
Visit www.ftportfolios.com/etf/MMLG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$79,895,824
Total number of portfolio holdings	74
Total advisory fee paid	$620,350
Portfolio turnover rate	68%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	11.3%
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.7%
Meta Platforms, Inc., Class A	4.4%
Apple, Inc.	3.5%
ServiceNow, Inc.	3.1%
Netflix, Inc.	2.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.8%
Alphabet, Inc., Class A	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MMLG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi-Manager Large Growth ETF (MMLG)

First Trust Multi-Manager
Small Cap Opportunities ETF
MMSC | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Small Cap Opportunities ETF	$100	0.95%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.02% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the Russell 2000® Growth Index, which returned 10.48% for the same Period.
Underperformance versus the benchmark was driven by security selection within a few sectors, the first of which was the Healthcare sector, where the Fund’s holdings underperformed those in the benchmark. Some of the larger contributors to underperformance in the sector were an overweight to Transmedics Group, Inc. which was down 31.6% and an off-benchmark position in Acadia Healthcare Co., Inc. which was down 64.8%. Transmedics Group, Inc., which deals in organ transplant therapy, fell after reporting negative results in 2024, though it did recover some with positive results in the first quarter of 2025 on the back of strong use of their system in liver transplants. Acadia Healthcare Co., Inc. was down due to regulatory challenges. Selection in the Consumer Staples sector was another drag on the Fund’s performance as off-benchmark positions in BellRing Brands, Inc. and Freshpet, Inc. were down 26.6% and 39.1%, respectively, detracting from the Fund’s performance. Offsetting some of the negative returns was selection in the Energy and Industrials sectors where the portfolio outperformed the benchmark holdings.
FUND PERFORMANCE (October 13, 2021 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	Since Inception (10/13/21)
First Trust Multi-Manager Small Cap Opportunities ETF	10.02%	2.46%
Russell 2000® Growth Index	10.48%	1.69%
Russell 3000® Index	15.84%	10.99%
Visit www.ftportfolios.com/etf/MMSC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$26,524,802
Total number of portfolio holdings	206
Total advisory fee paid	$231,427
Portfolio turnover rate	84%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kratos Defense & Security Solutions, Inc.	1.6%
Karman Holdings, Inc.	1.5%
AeroVironment, Inc.	1.5%
Astera Labs, Inc.	1.4%
Magnite, Inc.	1.4%
Boot Barn Holdings, Inc.	1.3%
Ollie’s Bargain Outlet Holdings, Inc.	1.3%
Fabrinet	1.2%
iRhythm Technologies, Inc.	1.1%
CyberArk Software Ltd.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MMSC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)

First Trust Smith Opportunistic
Fixed Income ETF
FIXD | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Smith Opportunistic Fixed Income ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Opportunistic Fixed Income ETF	$65	0.64%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.83% for the 12 months ended August 31, 2025. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.14% for the same Period.
As of the close of business on May 9, 2025, Smith Capital Investors (“SCI”) replaced the previous investment sub-advisor for the First Trust Smith Opportunistic Fixed Income ETF (“FIXD” or the “Fund”). In connection with this change, certain non-fundamental investment policies of the Fund were revised to align with SCI’s approach to pursuing the Fund’s objective and to reflect its general fixed income investment philosophy.
Accordingly, the Fund’s performance and historical returns provided herein that include periods prior to May 9, 2025 reflect the portfolio management strategy of the Fund’s former sub-advisor and are not necessarily indicative of performance that would have been achieved under SCI’s portfolio management and the related investment policy changes.
During the period from May 10, 2025 through August 31, 2025, SCI repositioned the Fund’s portfolio to reflect its investment philosophy. SCI increased the Fund’s weighting in corporate credit to leverage its core competency in this sector. This strategic shift became the most significant positive contributor to performance during the period with SCI. Over the same period, both investment grade and high yield spreads tightened, providing a favorable backdrop for corporate credit risk. Within corporate credit, the Fund continues to favor credits where capital allocation is focused on fundamental credit improvement through debt pay-down and deleveraging.
The Fund’s overweight duration in the 30-year part of the Treasury curve, specifically within the Treasury Inflation-Protected Securities allocation, proved to be the primary performance detractor due to volatility in the 30-year Treasury amid U.S. fiscal deficit concerns and fears of reduced foreign participation in Treasury auctions. The Fund’s other performance detractor was the securitized sector, where security selection and yield curve positioning drove incremental underperformance versus the benchmark.
FUND PERFORMANCE (February 14, 2017 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (2/14/17)
First Trust Smith Opportunistic Fixed Income ETF	2.83%	-1.01%	1.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.76%
Visit www.ftportfolios.com/etf/FIXD for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$3,342,006,747
Total number of portfolio holdings	382
Total advisory fee paid	$27,916,865
Portfolio turnover rate	384%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bond, 4.75%, 02/15/45	5.1%
Federal Home Loan Mortgage Corporation, SD8491, 5.00%, 12/01/54	3.8%
U.S. Treasury Note, 4.00%, 04/30/32	3.8%
U.S. Treasury Note, 4.13%, 11/30/29	3.2%
U.S. Treasury Note, 4.13%, 10/31/29	3.2%
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/35	2.8%
U.S. Treasury Note, 4.25%, 05/15/35	2.6%
U.S. Treasury Note, 4.00%, 05/31/30	2.5%
U.S. Treasury Bond, 4.63%, 02/15/55	2.0%
U.S. Treasury Bond, 4.75%, 05/15/55	1.5%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIXD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Board of Trustees of the Trust (the “Board”) terminated the Fund’s investment sub-advisory agreement with TCW Investment Management Company LLC, the Fund’s former investment sub-advisor. The Board and the Fund’s shareholders also approved a new investment sub-advisory agreement with Smith Capital Investors, LLC ("Smith Capital"), the Fund’s new investment sub-advisor. Due to the sub-advisor change, the name of the Fund was changed and certain of the Fund’s non-fundamental investment policies were revised to reflect the way in which Smith Capital seeks to achieve the Fund’s investment objective and to reflect Smith Capital’s general fixed-income investment philosophy. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIXD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Smith Opportunistic Fixed Income ETF (FIXD)

First Trust Smith Unconstrained Bond ETF

UCON | NYSE ARCA, INC.

ANNUAL SHAREHOLDER REPORT | August 31, 2025

This annual shareholder report contains important information about the First Trust Smith Unconstrained Bond ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UCON. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Unconstrained Bond ETF	$87	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.32% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 3.14% for the same Period.
As of the close of business on May 9, 2025, Smith Capital Investors (“SCI”) replaced the previous investment sub-advisor for the First Trust Smith Unconstrained Bond ETF (“UCON” or the “Fund”). In connection with this change, certain non-fundamental investment policies of the Fund were revised to align with SCI’s approach to pursuing the Fund’s objective and to reflect its general fixed income investment philosophy.
Accordingly, the Fund’s performance and historical returns provided herein that include periods prior to May 9, 2025 reflect the portfolio management strategy of the Fund’s former sub-advisor and are not necessarily indicative of performance that would have been achieved under SCI’s portfolio management and the related investment policy changes.
During the period from May 10, 2025 through August 31, 2025, SCI repositioned the Fund’s portfolio to reflect its investment philosophy at SCI. SCI increased the Fund’s weighting in corporate credit, including in short duration high yield securities, to leverage its core competency in this sector. This strategic shift, the increase in corporate credit, became the most significant positive contributor to performance during the Period. During the same period, both investment grade and high yield spreads tightened, providing a favorable backdrop for corporate credit risk. Within corporate credit, the Fund continues to favor credits where capital allocation is focused on fundamental credit improvement through debt pay-down and deleveraging. SCI’s strategic allocation to short duration high yield securities not only captures significantly higher yield profiles than in recent years with limited incremental risk, but also benefits from reduced forecasting error inherent in short-term liquidity evaluations compared to longer-term fundamental projections.
During the period from May 10, 2025 through August 31, 2025, the Fund’s performance detractors were primarily in the securitized and Treasury allocations. Both the securitized and Treasury sleeves experienced modest relative underperformance versus the benchmark, largely due to yield curve positioning. The Treasury sleeve’s underperformance was further amplified by its use as a mechanism to balance out yield curve positioning from the aforementioned sectors.
FUND PERFORMANCE (June 4, 2018 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (6/4/18)
First Trust Smith Unconstrained Bond ETF	5.32%	2.96%	3.72%
ICE BofA 3-Month U.S. Treasury Bill Index	4.48%	2.91%	2.58%
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index(1)	4.66%	3.13%	2.81%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.90%
(1)
On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index was replaced as a securities market index for the Fund with the ICE BofA 3‑Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.

Visit www.ftportfolios.com/etf/UCON for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$2,952,657,464
Total number of portfolio holdings	400
Total advisory fee paid	$26,900,745
Portfolio turnover rate	305%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.50%, 05/15/27	6.4%
U.S. Treasury Note, 3.75%, 04/15/28	5.4%
U.S. Treasury Note, 4.00%, 05/31/30	3.4%
Federal Home Loan Mortgage Corporation, SD8491, 5.00%, 12/01/54	3.3%
U.S. Treasury Note, 4.25%, 01/31/30	3.1%
U.S. Treasury Bond, 4.75%, 02/15/45	2.3%
U.S. Treasury Inflation Indexed Bond, 1.63%, 10/15/29	2.2%
U.S. Treasury Note, 3.50%, 09/30/29	2.1%
U.S. Treasury Note, 3.75%, 06/30/27	1.7%
U.S. Treasury Note, 4.25%, 05/15/35	1.2%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/UCON or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Board of Trustees of the Trust (the “Board”) terminated the Fund’s investment sub-advisory agreement with TCW Investment Management Company LLC, the Fund’s former investment sub-advisor. The Board and the Fund’s shareholders also approved a new investment sub-advisory agreement with Smith Capital Investors, LLC (“Smith Capital”), the Fund’s new investment sub-advisor. Due to the sub-advisor change, the name of the Fund was changed and certain of the Fund’s non-fundamental investment policies were revised to reflect the way in which Smith Capital seeks to achieve the Fund’s investment objective and to reflect Smith Capital’s general fixed-income investment philosophy. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/UCON to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Smith Unconstrained Bond ETF (UCON)

First Trust Securitized Plus ETF
DEED | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the First Trust Securitized Plus ETF (the “Fund”) for the year of September 1, 2024 to August 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DEED. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Securitized Plus ETF	$76(1)	0.75%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.92% for the 12 months ended August 31, 2025. The Fund outperformed its benchmark, the Bloomberg U.S. Mortgage-Backed Securities Index, which returned 3.36% for the same Period.
As of close of business on May 9, 2025, the First Trust Government and Securitized Products Team of First Trust Advisors L.P. (the investment advisor of the Fund) assumed portfolio management responsibilities for the Fund, replacing the previous sub-advisor of the Fund. During the period from May 10, 2025 through August 31, 2025, the Fund returned 3.35%. During the same period, the Fund outperformed its benchmark by 42 basis points (“bps”), which returned 2.93%.
The outperformance of the Fund for the period post sub-advisor change, from May 10, 2025 through August 31, 2025, was due to several factors:
  The yield curve saw a bullish steepener over the period. The Fund benefited by being overweight duration on average, especially in the 10-year tenor where yields were lower by 16 bps.
  The Fund generated a greater level of income than its benchmark.
  The Fund saw spread tightening across the Non-Agency Securitized Credit sectors.
  The use of derivatives benefited the Fund.
FUND PERFORMANCE (April 29, 2020 to August 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of August 31, 2025)	1 Year	5 Year	Since Inception (4/29/20)
First Trust Securitized Plus ETF	3.92%	0.01%	0.70%
Bloomberg U.S. Mortgage-Backed Securities Index	3.36%	-0.41%	-0.31%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	-0.30%
Visit www.ftportfolios.com/etf/DEED for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance in securitized product investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
KEY FUND STATISTICS (As of August 31, 2025)
Fund net assets	$72,275,991
Total number of portfolio holdings	150
Total advisory fee paid	$541,118
Portfolio turnover rate	178%
WHAT DID THE FUND INVEST IN? (As of August 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 4.13%	4.5%
Gracie Point International Funding LLC, Series 2025-1A, Class D, 0.00%, 08/15/28	1.9%
Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust, Series 2025-1, Class YF, 5.45%, 05/25/35	1.8%
Federal National Mortgage Association, FA1348, 4.50%, 09/01/52	1.8%
Federal Home Loan Mortgage Corporation, SL1390, 4.00%, 07/01/50	1.8%
Federal National Mortgage Association, AL9394, 3.00%, 11/01/46	1.8%
Federal Home Loan Mortgage Corporation, SL1523, 3.50%, 07/01/50	1.8%
Federal National Mortgage Association, Series 2024-84, Class FD, 5.50%, 11/25/54	1.7%
Federal National Mortgage Association, FA1641, 4.50%, 09/01/50	1.7%
Federal National Mortgage Association, BM4963, 3.00%, 05/01/48	1.6%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DEED or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2025, the Board of Trustees of the Trust terminated the Fund’s investment sub-advisory agreement with TCW Investment Management Company LLC, the Fund’s former investment sub-advisor. Due to the removal of the sub-advisor, the name of the Fund was changed.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DEED to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Securitized Plus ETF (DEED)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VIII (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $1,606,750 for the fiscal year ended 2024 and $1,665,250 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $869,568 for the fiscal year ended 2024 and $886,706 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $869,568 for the Registrant, $28,600 for the Registrant’s investment advisor and $33,000 for the Registrant’s distributor; and for the fiscal year ended 2025 were $886,706 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

First Trust Income Opportunities ETF (FCEF)
First Trust Flexible Municipal High Income ETF (MFLX)
First Trust Low Duration Strategic Focus ETF (LDSF)

First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
CLOSED-END FUNDS — 91.2%
	Capital Markets — 91.2%
83,360	abrdn Global Infrastructure Income Fund	$1,717,216
24,077	abrdn Healthcare Investors	398,234
87,253	abrdn Healthcare Opportunities Fund	1,484,174
46,390	abrdn Life Sciences Investors	647,140
35,621	Adams Natural Resources Fund, Inc.	787,224
88,752	Angel Oak Financial Strategies Income Term Trust	1,183,064
71,690	BlackRock Capital Allocation Term Trust	1,077,501
60,945	BlackRock Credit Allocation Income Trust	670,395
35,189	BlackRock Enhanced Large Cap Core Fund, Inc.	786,122
14,490	BlackRock Health Sciences Trust	532,218
17,837	BlackRock Multi-Sector Income Trust	244,367
40,511	BlackRock Resources & Commodities Strategy Trust	409,566
37,295	BlackRock Science & Technology Trust	1,481,357
12,139	BlackRock Utilities Infrastructure & Power Opportunities Trust	331,516
42,253	Blackstone Strategic Credit 2027 Term Fund	532,388
78,969	Brookfield Real Assets Income Fund, Inc.	1,067,661
21,451	Central Securities Corp.	1,072,335
11,217	ClearBridge Energy Midstream Opportunity Fund, Inc.	546,268
49,474	Cohen & Steers Infrastructure Fund, Inc.	1,318,977
42,979	Cohen & Steers Quality Income Realty Fund, Inc.	538,957
8,664	DoubleLine Yield Opportunities Fund	134,292
51,852	Duff & Phelps Utility and Infrastructure Fund, Inc.	661,631
54,259	Eaton Vance Short Duration Diversified Income Fund	612,041
71,612	Eaton Vance Tax-Advantaged Dividend Income Fund	1,745,184
90,658	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,892,032
63,824	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,750,054
217,418	FS Credit Opportunities Corp.	1,630,635
Shares	Description	Value

	Capital Markets (Continued)
58,199	Gabelli Dividend & Income (The) Trust	$1,567,881
17,758	General American Investors Co., Inc.	1,067,256
40,053	John Hancock Premium Dividend Fund	536,710
70,412	John Hancock Tax-Advantaged Dividend Income Fund	1,730,727
54,888	Kayne Anderson Energy Infrastructure Fund	687,747
110,609	Nuveen Credit Strategies Income Fund	609,456
79,256	Nuveen Floating Rate Income Fund	669,713
13,717	Nuveen Mortgage and Income Fund	257,880
63,485	Nuveen Multi-Asset Income Fund	803,085
24,731	Nuveen NASDAQ 100 Dynamic Overwrite Fund	665,511
125,958	Nuveen Preferred & Income Opportunities Fund	1,017,741
49,978	Nuveen Real Asset Income and Growth Fund	679,701
33,829	Nuveen Taxable Municipal Income Fund	539,573
60,859	Nuveen Variable Rate Preferred & Income Fund	1,195,271
78,357	PGIM Global High Yield Fund, Inc.	1,046,066
15,737	PIMCO Access Income Fund	253,051
45,993	PIMCO Dynamic Income Opportunities Fund	637,463
43,800	PIMCO Dynamic Income Strategy Fund	1,081,422
28,204	Reaves Utility Income Fund	1,070,060
27,289	Royce Micro-Cap Trust, Inc.	277,529
60,210	Royce Small-Cap Trust, Inc.	966,973
35,526	Source Capital, Inc.	1,580,907
43,279	Tri-Continental Corp.	1,451,578
21,839	Virtus Artificial Intelligence & Technology Opportunities Fund	535,274
79,169	Western Asset Diversified Income Fund	1,191,493
65,962	Western Asset High Income Opportunity Fund, Inc.	262,529
150,626	Western Asset Inflation-Linked Opportunities & Income Fund	1,346,596
	Total Closed-End Funds	48,981,742
	(Cost $45,351,850)
See Notes to Financial Statements

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 4.4%
	Capital Markets — 4.4%
6,813	BNY Mellon Global Infrastructure Income ETF	$261,210
79,536	Invesco Variable Rate Investment Grade ETF	1,995,956
6,005	Tortoise Essential Energy Fund	123,951
	Total Exchange-Traded Funds	2,381,117
	(Cost $2,348,507)
RIGHTS — 0.0%
	Capital Markets — 0.0%
17,837	BlackRock Multi-Sector Income Trust, expiring 9/10/2025 (a)	1,962
	(Cost $0)
MONEY MARKET FUNDS — 4.3%
2,283,257	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (b)	2,283,257
	(Cost $2,283,257)

	Total Investments — 99.9%	53,648,078
	(Cost $49,983,614)
	Net Other Assets and Liabilities — 0.1%	76,227
	Net Assets — 100.0%	$53,724,305

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$ 48,981,742	$ 48,981,742	$ —	$ —
Exchange-Traded Funds*	2,381,117	2,381,117	—	—
Rights*	1,962	—	1,962	—
Money Market Funds	2,283,257	2,283,257	—	—
Total Investments	$53,648,078	$53,646,116	$1,962	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
August 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 86.5%
	Alabama — 4.4%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$252,607
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/42	463,151
				715,758
	Arizona — 2.6%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	237,623
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	183,481
				421,104
	Arkansas — 0.6%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	97,141
	California — 2.5%
225,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AG, AMT	4.38%	07/01/49	201,490
250,000	Elk Grove CA Fin Auth Spl Tax Rev CFD #2005-1 Laguna Ridge	4.00%	09/01/50	203,089
				404,579
	Colorado — 2.6%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	218,811
200,000	Denver City & Cnty CO Spl Facs Arpt Rev Ref United Airls Inc Proj, AMT	5.00%	10/01/32	199,992
				418,803
	Florida — 11.5%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	261,966
275,000	Capital Projs Fin Auth FL Eductnl Facs Rev Kissimmee Chrt Acdmy Proj (a)	6.50%	06/15/54	273,644
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	194,410
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	217,659
250,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj (b)	6.00%	05/01/56	247,901
250,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AG	4.00%	10/01/41	236,667
250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	252,204
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	202,642
				1,887,093
	Georgia — 1.5%
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	253,228
	Guam — 1.6%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	259,727
	Illinois — 1.4%
250,000	IL St, Ser A	4.00%	03/01/38	233,645
	Indiana — 3.4%
250,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.75%	03/01/54	255,056
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	305,004
				560,060
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa — 3.1%
$260,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	$217,107
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	283,869
				500,976
	Kansas — 1.5%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	253,708
	Maine — 3.4%
300,000	ME St Fin Auth Sol Wst Disp Rev Casella Wst Sys Inc Proj Remk, Ser R-3, AMT (a)	5.00%	08/01/35	302,377
250,000	ME St Fin Auth Univ of New England Issue	5.50%	07/01/55	255,730
				558,107
	Massachusetts — 1.8%
300,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/60	298,078
	Minnesota — 1.4%
250,000	Rochester MN Hlthcare Facs Rev Mayo Clinic, Ser A	4.25%	11/15/50	228,780
	Missouri — 1.4%
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	224,323
	Montana — 1.2%
250,000	MT St Brd of Hsg Sf Mtge Ref, Ser A-1	2.80%	12/01/39	197,313
	New Hampshire — 1.7%
300,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.38%	04/01/49	281,737
	New York — 4.9%
300,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	306,338
250,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/49	240,132
250,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	250,089
				796,559
	North Carolina — 1.3%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs for the Aging Ref, Ser A	4.00%	03/01/41	218,905
	Ohio — 3.1%
500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/50	511,942
	Oregon — 1.4%
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	223,217
	Pennsylvania — 1.5%
250,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	238,576
	Puerto Rico — 2.9%
250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	239,719
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	231,860
				471,579
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina — 5.2%
$300,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/42	$308,953
250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	270,343
280,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	276,055
				855,351
	Texas — 4.5%
250,000	Georgetown TX Util Sys Rev, BAM	4.00%	08/15/49	210,400
250,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/45	260,988
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	273,586
				744,974
	Vermont — 1.7%
300,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	275,250
	Virginia — 1.5%
250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.50%	12/01/54	243,519
	Washington — 3.4%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	302,953
250,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/59	250,500
				553,453
	Wisconsin — 7.5%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	204,542
250,000	Pub Fin Auth WI Stdt Hsg Rev Ref Cmps Real Estate Holding Corp LLC Proj, Ser A	5.50%	06/01/55	242,854
255,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/55	250,086
300,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (a)	5.00%	06/01/41	293,400
250,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	5.75%	06/30/60	245,186
				1,236,068
	Total Municipal Bonds			14,163,553
	(Cost $14,245,872)

Shares	Description	Value
CLOSED-END FUNDS — 6.7%
	Capital Markets — 6.7%
1,619	BlackRock Municipal Income Quality Trust	17,113
4,815	BlackRock Municipal Income Trust	46,609
10,508	BlackRock Municipal Income Trust II	104,660
2,770	BlackRock MuniHoldings Fund, Inc.	30,969
4,621	BlackRock MuniYield Quality Fund II, Inc.	44,315
6,499	BlackRock MuniYield Quality Fund III, Inc.	68,889
1,838	BlackRock MuniYield Quality Fund, Inc.	20,347
5,360	Eaton Vance Municipal Income Trust	56,012
3,721	Invesco Municipal Trust	34,010
7,436	Invesco Quality Municipal Income Trust	70,047
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
7,822	Invesco Trust for Investment Grade Municipals	$74,622
9,457	Nuveen AMT-Free Municipal Credit Income Fund	112,160
14,622	Nuveen AMT-Free Quality Municipal Income Fund	160,842
6,626	Nuveen Municipal Credit Income Fund	79,313
6,468	Nuveen Quality Municipal Income Fund	73,282
10,832	Western Asset Managed Municipals Fund, Inc.	107,129
	Total Closed-End Funds	1,100,319
	(Cost $1,197,732)

	Total Investments — 93.2%	15,263,872
	(Cost $15,443,604)
	Net Other Assets and Liabilities — 6.8%	1,117,268
	Net Assets — 100.0%	$16,381,140

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2025, securities noted as such amounted to $1,943,185 or 11.9% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at August 31, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$14,163,553	$—	$14,163,553	$—
Closed-End Funds**	1,100,319	1,100,319	—	—
Total Investments	$15,263,872	$1,100,319	$14,163,553	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
132,794	First Trust Emerging Markets Local Currency Bond ETF	$3,861,649
128,165	First Trust Enhanced Short Maturity ETF	7,678,365
168,400	First Trust Institutional Preferred Securities and Income ETF	3,228,228
2,341,548	First Trust Limited Duration Investment Grade Corporate ETF	44,910,890
908,793	First Trust Low Duration Opportunities ETF	45,085,221
222,984	First Trust Senior Loan Fund	10,248,345
321,466	First Trust Tactical High Yield ETF	13,485,499
	Total Exchange-Traded Funds	128,498,197
	(Cost $128,474,744)
MONEY MARKET FUNDS — 0.2%
271,220	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (b)	271,220
	(Cost $271,220)

	Total Investments — 100.0%	128,769,417
	(Cost $128,745,964)
	Net Other Assets and Liabilities — 0.0%	7,326
	Net Assets — 100.0%	$128,776,743

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 128,498,197	$ 128,498,197	$ —	$ —
Money Market Funds	271,220	271,220	—	—
Total Investments	$128,769,417	$128,769,417	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
August 31, 2025

	First Trust Income Opportunities ETF (FCEF)	First Trust Flexible Municipal High Income ETF (MFLX)	First Trust Low Duration Strategic Focus ETF (LDSF)
ASSETS:
Investments, at value - Unaffiliated	$53,648,078	$15,263,872	$271,220
Investments, at value - Affiliated	—	—	128,498,197
Total investments, at value	53,648,078	15,263,872	128,769,417
Cash	—	1,179,533	—
Receivables:
Dividends	126,912	5,186	29,137
Interest	—	189,670	—
Total Assets	53,774,990	16,638,261	128,798,554

LIABILITIES:
Payables:
Investment advisory fees	37,419	9,911	21,811
Investment securities purchased	13,266	247,210	—
Total Liabilities	50,685	257,121	21,811
NET ASSETS	$53,724,305	$16,381,140	$128,776,743

NET ASSETS consist of:
Paid-in capital	$50,052,337	$20,407,695	$142,211,597
Par value	23,550	10,000	67,500
Accumulated distributable earnings (loss)	3,648,418	(4,036,555)	(13,502,354)
NET ASSETS	$53,724,305	$16,381,140	$128,776,743
NET ASSET VALUE, per share	$22.81	$16.38	$19.08
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,355,000	1,000,002	6,750,002
Investments, at cost - Unaffiliated	$49,983,614	$15,443,604	$271,220
Investments, at cost - Affiliated	$—	$—	$128,474,744
Total investments, at cost	$49,983,614	$15,443,604	$128,745,964
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Year Ended August 31, 2025

	First Trust Income Opportunities ETF (FCEF)	First Trust Flexible Municipal High Income ETF (MFLX)	First Trust Low Duration Strategic Focus ETF (LDSF)
INVESTMENT INCOME:
Dividends - Unaffiliated	$2,074,953	$58,047	$64,761
Dividends - Affiliated	—	—	5,828,536
Interest	—	646,079	—
Total investment income	2,074,953	704,126	5,893,297

EXPENSES:
Investment advisory fees	366,073	111,719	252,802
Total expenses	366,073	111,719	252,802
NET INVESTMENT INCOME (LOSS)	1,708,880	592,407	5,640,495

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	60,236	(119,584)	86,691
Investments - Affiliated	—	—	(1,232,545)
In-kind redemptions - Unaffiliated	147,488	—	62,031
In-kind redemptions - Affiliated	—	—	1,089,828
Distribution of capital gains from investment companies	286,641	—	—
Futures contracts	—	(13,962)	—
Net realized gain (loss)	494,365	(133,546)	6,005
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	2,917,294	(683,762)	(232,147)
Investments - Affiliated	—	—	896,101
Net change in unrealized appreciation (depreciation)	2,917,294	(683,762)	663,954
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,411,659	(817,308)	669,959
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,120,539	$(224,901)	$6,310,454
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Income Opportunities ETF (FCEF)		First Trust Flexible Municipal High Income ETF (MFLX)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$1,708,880	$1,545,620	$592,407	$565,076
Net realized gain (loss)	494,365	56,172	(133,546)	(65,520)
Net change in unrealized appreciation (depreciation)	2,917,294	4,538,007	(683,762)	953,905
Net increase (decrease) in net assets resulting from operations	5,120,539	6,139,799	(224,901)	1,453,461

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,167,100)	(2,234,763)	(581,909)	(553,651)
Return of capital	—	—	(24,718)	—
Total distributions to shareholders	(3,167,100)	(2,234,763)	(606,627)	(553,651)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,367,660	10,251,554	2,452,767	4,152,975
Cost of shares redeemed	(1,093,381)	(3,833,867)	(874,647)	(1,711,599)
Net increase (decrease) in net assets resulting from shareholder transactions	13,274,279	6,417,687	1,578,120	2,441,376
Total increase (decrease) in net assets	15,227,718	10,322,723	746,592	3,341,186

NET ASSETS:
Beginning of period	38,496,587	28,173,864	15,634,548	12,293,362
End of period	$53,724,305	$38,496,587	$16,381,140	$15,634,548

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,755,000	1,455,000	900,002	750,002
Shares sold	650,000	500,000	150,000	250,000
Shares redeemed	(50,000)	(200,000)	(50,000)	(100,000)
Shares outstanding, end of period	2,355,000	1,755,000	1,000,002	900,002
See Notes to Financial Statements

First Trust Low Duration Strategic Focus ETF (LDSF)
Year Ended 8/31/2025	Year Ended 8/31/2024

$5,640,495	$5,935,029
6,005	(1,865,029)
663,954	5,731,733
6,310,454	9,801,733

(5,724,002)	(5,907,183)
—	—
(5,724,002)	(5,907,183)

37,715,494	71,062,021
(62,677,497)	(58,910,325)
(24,962,003)	12,151,696
(24,375,551)	16,046,246

153,152,294	137,106,048
$128,776,743	$153,152,294

8,050,002	7,400,002
2,000,000	3,800,000
(3,300,000)	(3,150,000)
6,750,002	8,050,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Income Opportunities ETF (FCEF)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.94	$19.36	$20.67	$25.70	$20.12
Income from investment operations:
Net investment income (loss)	0.87 (a)	1.02 (a)	0.79 (a)	0.87	0.65
Net realized and unrealized gain (loss)	1.62	3.04	(0.69) (b)	(4.53)	6.07
Total from investment operations	2.49	4.06	0.10	(3.66)	6.72
Distributions paid to shareholders from:
Net investment income	(1.42)	(1.43)	(1.36)	(1.26)	(0.84)
Net realized gain	(0.20)	(0.05)	(0.05)	(0.11)	(0.30)
Total distributions	(1.62)	(1.48)	(1.41)	(1.37)	(1.14)
Net asset value, end of period	$22.81	$21.94	$19.36	$20.67	$25.70
Total return (c)	11.86%	21.94%	0.68% (b)	(14.62)%	34.19%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,724	$38,497	$28,174	$28,005	$38,675
Ratio of total expenses to average net assets (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (d)	3.97%	5.07%	4.06%	3.87%	2.79%
Portfolio turnover rate (e)	15%	14%	16%	16%	8%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $7, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Flexible Municipal High Income ETF (MFLX)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.37	$16.39	$16.79	$21.56	$19.21
Income from investment operations:
Net investment income (loss)	0.67 (a)	0.63 (a)	0.61 (a)	0.67	0.70
Net realized and unrealized gain (loss)	(0.97)	0.97	(0.37)	(4.68)	2.39
Total from investment operations	(0.30)	1.60	0.24	(4.01)	3.09
Distributions paid to shareholders from:
Net investment income	(0.66)	(0.62)	(0.62)	(0.72)	(0.74)
Net realized gain	—	—	—	(0.03)	(0.00) (b)
Return of capital	(0.03)	—	(0.02)	(0.01)	—
Total distributions	(0.69)	(0.62)	(0.64)	(0.76)	(0.74)
Net asset value, end of period	$16.38	$17.37	$16.39	$16.79	$21.56
Total return (c)	(1.78)%	9.97%	1.48%	(18.91)%	16.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,381	$15,635	$12,293	$14,272	$18,328
Ratio of total expenses to average net assets (d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net expenses to average net assets (d)	0.75%	0.75%	0.63%	0.69%	—
Ratio of net investment income (loss) to average net assets (d)	3.98%	3.78%	3.73%	3.55%	3.57%
Portfolio turnover rate (e)	33%	51%	27%	109% (f)	17%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower during certain periods if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s investment strategy effective April 14, 2022, which resulted in a rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Low Duration Strategic Focus ETF (LDSF)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.03	$18.53	$18.82	$20.23	$20.42
Income from investment operations:
Net investment income (loss)	0.84 (a)	0.86 (a)	0.72 (a)	0.29	0.38
Net realized and unrealized gain (loss)	0.07	0.49	(0.33)	(1.29)	(0.06)
Total from investment operations	0.91	1.35	0.39	(1.00)	0.32
Distributions paid to shareholders from:
Net investment income	(0.86)	(0.85)	(0.68)	(0.35)	(0.51)
Return of capital	—	—	—	(0.06)	—
Total distributions	(0.86)	(0.85)	(0.68)	(0.41)	(0.51)
Net asset value, end of period	$19.08	$19.03	$18.53	$18.82	$20.23
Total return (b)	4.94%	7.46%	2.12%	(4.98)%	1.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$128,777	$153,152	$137,106	$210,757	$184,072
Ratio of total expenses to average net assets (c)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets (c)	4.46%	4.62%	3.90%	1.53%	1.85%
Portfolio turnover rate (d)	34%	15%	52%	50%	54%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust, listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Income Opportunities ETF – (ticker “FCEF”)
First Trust Flexible Municipal High Income ETF – (ticker “MFLX”)
First Trust Low Duration Strategic Focus ETF – (ticker “LDSF”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. FCEF’s primary investment objective seeks to provide current income with a secondary emphasis on total return. MFLX’s investment objective seeks to provide current income. LDSF’s primary investment objective seeks to generate current income, with a secondary objective of preservation of capital.
Under normal market conditions, FCEF will invest its net assets in a portfolio of closed-end investment companies (“Closed-End Funds”) and exchange-traded funds (“ETFs”) that are listed and traded in the United States on registered exchanges.
Under normal market conditions, MFLX will invest at least 80% of its net assets (plus any investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
Under normal market conditions, LDSF will invest at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed ETFs that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as “junk bonds”) and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.
There can be no assurance that a Fund will achieve its investment objective(s). The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Closed-End Funds, ETFs, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of August 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
MFLX may invest in when-issued or delayed-delivery securities. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. MFLX maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At August 31, 2025, MFLX held $247,901 of when-issued or delayed-delivery securities.
C. Futures Contracts
MFLX may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. MFLX did not hold any futures contracts at August 31, 2025.
D. Affiliated Transactions
LDSF invests in securities of affiliated funds. LDSF’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
First Trust Core Investment Grade ETF	—	$—	$4,683,679	$(4,747,564)	$—	$63,885	$—	$83,432

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	132,794	$3,894,478	$4,152,634	$(3,985,671)	$(113,859)	$(85,933)	$3,861,649	$87,335
First Trust Enhanced Short Maturity ETF	128,165	11,316,329	6,201,232	(9,850,337)	(32,836)	43,977	7,678,365	353,615
First Trust Institutional Preferred Securities and Income ETF	168,400	—	3,929,437	(784,686)	75,233	8,244	3,228,228	117,476
First Trust Intermediate Duration Investment Grade Corporate ETF	—	—	5,469,689	(5,252,389)	—	(217,300)	—	56,903
First Trust Limited Duration Investment Grade Corporate ETF	2,341,548	53,602,679	16,497,003	(25,458,018)	(144,523)	413,749	44,910,890	2,022,302
First Trust Low Duration Opportunities ETF	908,793	53,634,361	13,371,254	(22,568,852)	214,020	434,438	45,085,221	1,756,522
First Trust Senior Loan Fund	222,984	7,552,168	12,893,450	(10,158,801)	(4,986)	(33,486)	10,248,345	526,164
First Trust Tactical High Yield ETF	321,466	15,370,965	13,264,151	(15,282,378)	903,052	(770,291)	13,485,499	824,787
		$145,370,980	$80,462,529	$(98,088,696)	$896,101	$(142,717)	$128,498,197	$5,828,536
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Income Opportunities ETF	$2,781,028	$386,072	$—	$—
First Trust Flexible Municipal High Income ETF	895	—	581,014	24,718
First Trust Low Duration Strategic Focus ETF	5,724,002	—	—	—
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Income Opportunities ETF	$2,164,949	$69,814	$—	$—
First Trust Flexible Municipal High Income ETF	431	—	553,220	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Low Duration Strategic Focus ETF	$5,907,183	$—	$—	$—
As of August 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Income Opportunities ETF	$—	$—	$3,648,418
First Trust Flexible Municipal High Income ETF	—	(3,891,376)	(145,179)
First Trust Low Duration Strategic Focus ETF	—	(13,312,788)	(189,566)
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, MFLX intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through “exempt dividends” as defined in the Internal Revenue Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Income Opportunities ETF	$—
First Trust Flexible Municipal High Income ETF	3,891,376
First Trust Low Duration Strategic Focus ETF	13,312,788
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Income Opportunities ETF	$1,072,148	$(112,488)	$(959,660)
First Trust Flexible Municipal High Income ETF	3,360	1,247	(4,607)
First Trust Low Duration Strategic Focus ETF	51,291	(848,660)	797,369
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Income Opportunities ETF	$49,999,660	$4,434,985	$(786,567)	$3,648,418
First Trust Flexible Municipal High Income ETF	15,409,051	257,783	(402,962)	(145,179)
First Trust Low Duration Strategic Focus ETF	128,958,983	1,091,799	(1,281,365)	(189,566)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Breakpoints	FCEF	MFLX
Fund net assets up to and including $2.5 billion	0.85000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%	0.69375%
Fund net assets greater than $10 billion	0.76500%	0.67500%

Breakpoints	LDSF
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
In addition, FCEF, MFLX and LDSF incur acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of FCEF, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by FCEF on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of FCEF’s investment management agreement with First Trust; however, it is expected to remain in place at least until September 30, 2026. First Trust does not have the right to recover the waived fees on assets invested in other investment companies advised by First Trust. During the fiscal year ended August 31, 2025, First Trust did not waive any management fees charged to FCEF.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Income Opportunities ETF	$19,142,413	$6,257,325
First Trust Flexible Municipal High Income ETF	5,466,981	4,792,134
First Trust Low Duration Strategic Focus ETF	42,951,839	43,170,249

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
For the fiscal year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Income Opportunities ETF	$1,059,721	$1,049,991
First Trust Flexible Municipal High Income ETF	—	—
First Trust Low Duration Strategic Focus ETF	37,674,612	62,624,216
5. Derivative Transactions
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended August 31, 2025, on MFLX’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(13,962)
The average notional value of futures contracts outstanding during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $0.
MFLX does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Income Opportunities ETF, First Trust Flexible Municipal High Income ETF, and First Trust Low Duration Strategic Focus ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors, L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Income Opportunities ETF (FCEF)
First Trust Flexible Municipal High Income ETF (MFLX)
First Trust Low Duration Strategic Focus ETF (LDSF)
The Board approved the continuation of the applicable Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the applicable Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the applicable Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the applicable Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that each Fund is an actively-managed ETF. For LDSF, the Board noted that the Advisor’s Investment Committee is responsible for the day-to-day management of the Fund’s investments. The Board considered the background and experience of the members of the Investment Committee. For FCEF and MFLX, the Board noted that the Advisor’s CEF Management Team is responsible for the day-to-day management of FCEF’s investments and the Advisor’s Municipal Securities Team is responsible for the day-to-day management of MFLX’s investments, with a sleeve managed by the CEF Management Team. The Board considered the background and experience of the members of the CEF Management Team and the Municipal Securities Team and noted the Board’s prior meetings with members of the CEF Management Team and the Municipal Securities Team. The Board considered the Advisor’s statement that it applies the same oversight model internally with its CEF Management Team and Municipal Securities Team as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective(s), policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective(s), policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because each Fund invests in underlying funds, including, for LDSF, ETFs in the First Trust Fund Complex, the Fund incurs acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying funds. The Board considered that, to the extent FCEF invests in underlying funds that are other funds in the First Trust Fund Complex, the Advisor has agreed to offset the unitary fee paid by FCEF related to FCEF’s assets invested in the affiliated underlying funds. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for MFLX was above the median total (net) expense ratio of the peer funds in its Expense Group. The Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for FCEF was equal to the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its Expense Group. The Board also noted that the total (net) expense ratio (including acquired fund fees and expenses) for FCEF was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in its Expense Group. The Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for LDSF was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its Expense Group. The Board also noted that the total (net) expense ratio (including acquired fund fees and expenses) for LDSF was equal to the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, including that the Expense Group for FCEF contained both actively-managed ETFs and open-end mutual funds, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information comparing each Fund’s performance for periods ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. With respect to MFLX, the Board noted that on April 14, 2022, the Fund’s investment strategy changed from a fund-of-funds investment strategy primarily invested in municipal closed-end funds to an investment strategy primarily invested directly in municipal debt securities. With respect to FCEF, the Board noted that on April 8, 2022, the Fund’s investment strategy changed to allow the Fund to invest in ETFs in addition to closed-end funds. Based on the information provided, the Board noted that MFLX underperformed its Performance Universe median for the one-, three- and five-year periods ended December 31, 2024, outperformed its benchmark index for the one- and five-year periods ended December 31, 2024 and underperformed its benchmark index for the three-year period ended December 31, 2024. The Board noted that FCEF outperformed its Performance Universe median for the one-year period ended December 31, 2024, underperformed its Performance Universe median for the three- and five-year periods ended December 31, 2024 and underperformed its benchmark index for the one- three- and five-year periods ended December 31, 2024. The Board noted that LDSF underperformed its Performance Universe median

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
for the one-, three- and five-year periods ended December 31, 2024 and outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2024. The Board noted the Advisor’s discussion of LDSF’s performance at the April 22, 2025 meeting.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. In addition, the Board considered that the Advisor, as the investment advisor to the underlying ETFs in which LDSF invests, will recognize additional revenue from the underlying ETFs if investment by LDSF causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
For the taxable year ended August 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Income Opportunities ETF	*
First Trust Flexible Municipal High Income ETF	*
First Trust Low Duration Strategic Focus ETF	0.00%

*	The actual percentage of income dividends that qualify for the dividends received deduction will be available to corporate shareholders shortly after the calendar year end.
For the taxable year ended August 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Income Opportunities ETF	**
First Trust Flexible Municipal High Income ETF	**

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
Qualified Dividend Income
First Trust Low Duration Strategic Focus ETF	0.00%

**	The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after the calendar year end.
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended August 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended (the “Code”), Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
For the taxable year ended August 31, 2025, the following distribution information is being provided as required by the Code, or to meet a specific state’s requirement. The First Trust Flexible Municipal High Income ETF designates the following percentages or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:

Federal and State Income Tax	Percentages
Tax-Exempt Interest Dividends	99.85%
Alternative Minimum Tax (AMT)	13.03%
For the fiscal year ended August 31, 2025, the amount of long-term capital gain distributions designated by First Trust Income Opportunities ETF was $386,072, which is taxable at the applicable capital gain tax rates for federal income tax purposes.

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

First Trust Active Factor Large Cap ETF (AFLG)
First Trust Active Factor Mid Cap ETF (AFMC)
First Trust Active Factor Small Cap ETF (AFSM)
First Trust Innovation Leaders ETF (ILDR)
First Trust Expanded Technology ETF (XPND)
First Trust Multi-Strategy Alternative ETF (LALT)

First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.2%
483	Curtiss-Wright Corp.	$230,946
4,735	General Electric Co.	1,303,072
15,489	Howmet Aerospace, Inc.	2,696,635
393	Lockheed Martin Corp.	179,063
4,192	Textron, Inc.	336,031
		4,745,747
	Air Freight & Logistics — 0.9%
2,896	Expeditors International of Washington, Inc.	349,084
7,451	FedEx Corp.	1,721,703
17,221	United Parcel Service, Inc., Class B	1,505,804
		3,576,591
	Automobile Components — 0.3%
3,533	Aptiv PLC (a)	280,979
19,560	BorgWarner, Inc.	836,386
		1,117,365
	Automobiles — 0.6%
17,963	General Motors Co.	1,052,452
3,427	Tesla, Inc. (a)	1,144,173
		2,196,625
	Banks — 0.6%
7,645	Citizens Financial Group, Inc.	399,680
862	M&T Bank Corp.	173,831
21,648	Regions Financial Corp.	592,939
16,801	Wells Fargo & Co.	1,380,706
		2,547,156
	Beverages — 0.1%
4,246	Molson Coors Beverage Co., Class B	214,381
3,588	Monster Beverage Corp. (a)	223,927
		438,308
	Biotechnology — 2.1%
9,155	AbbVie, Inc.	1,926,212
870	Alnylam Pharmaceuticals, Inc. (a)	388,464
11,880	Biogen, Inc. (a)	1,570,774
29,327	Gilead Sciences, Inc.	3,313,071
3,217	Incyte Corp. (a)	272,190
2,964	United Therapeutics Corp. (a)	903,309
		8,374,020
	Broadline Retail — 2.5%
37,116	Amazon.com, Inc. (a)	8,499,564
2,888	eBay, Inc.	261,682
20,550	Etsy, Inc. (a)	1,089,355
		9,850,601
Shares	Description	Value

	Building Products — 1.9%
24,808	A.O. Smith Corp.	$1,768,562
3,609	Allegion PLC	612,808
9,196	Builders FirstSource, Inc. (a)	1,275,301
848	Carlisle Cos., Inc.	327,235
4,476	Johnson Controls International PLC	478,440
24,187	Masco Corp.	1,775,084
3,201	Trane Technologies PLC	1,330,336
		7,567,766
	Capital Markets — 3.5%
31,168	Bank of New York Mellon (The) Corp.	3,291,341
5,126	Cboe Global Markets, Inc.	1,209,480
9,516	CME Group, Inc.	2,536,109
24,532	Franklin Resources, Inc.	629,491
7,689	Intercontinental Exchange, Inc.	1,357,877
64,496	Invesco Ltd.	1,411,818
412	Moody’s Corp.	210,021
614	S&P Global, Inc.	336,742
16,356	T. Rowe Price Group, Inc.	1,760,233
8,300	Tradeweb Markets, Inc., Class A	1,023,888
		13,767,000
	Chemicals — 1.9%
13,434	CF Industries Holdings, Inc.	1,163,787
17,316	Corteva, Inc.	1,284,674
7,405	Ecolab, Inc.	2,051,481
14,706	LyondellBasell Industries N.V., Class A	828,683
14,798	PPG Industries, Inc.	1,645,982
1,516	RPM International, Inc.	189,970
1,502	Sherwin-Williams (The) Co.	549,477
		7,714,054
	Commercial Services & Supplies — 0.6%
10,159	Cintas Corp.	2,133,695
7,641	Rollins, Inc.	432,022
		2,565,717
	Communications Equipment — 3.0%
4,628	Arista Networks, Inc. (a)	631,953
80,197	Cisco Systems, Inc.	5,540,811
11,061	F5, Inc. (a)	3,463,642
1,761	Motorola Solutions, Inc.	832,002
2,760	Ubiquiti, Inc.	1,457,639
		11,926,047
	Construction & Engineering — 0.9%
457	Comfort Systems USA, Inc.	321,445
5,461	EMCOR Group, Inc.	3,385,820
		3,707,265
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance — 0.5%
25,372	Synchrony Financial	$1,936,898
	Consumer Staples Distribution & Retail — 2.5%
8,230	BJ’s Wholesale Club Holdings, Inc. (a)	803,907
31,654	Kroger (The) Co.	2,147,407
6,621	Sprouts Farmers Market, Inc. (a)	930,515
11,400	Sysco Corp.	917,358
15,035	Target Corp.	1,443,059
5,917	US Foods Holding Corp. (a)	459,159
33,758	Walmart, Inc.	3,273,851
		9,975,256
	Distributors — 0.2%
27,202	LKQ Corp.	887,329
	Diversified REITs — 0.3%
18,256	WP Carey, Inc.	1,224,978
	Diversified Telecommunication Services — 0.6%
53,202	Verizon Communications, Inc.	2,353,124
	Electric Utilities — 3.2%
5,879	Constellation Energy Corp.	1,810,614
27,791	Edison International	1,559,909
30,142	Evergy, Inc.	2,147,919
43,496	FirstEnergy Corp.	1,897,296
26,141	NRG Energy, Inc.	3,805,084
40,282	PPL Corp.	1,469,085
2,085	Southern (The) Co.	192,445
		12,882,352
	Electrical Equipment — 0.7%
2,189	Eaton Corp. PLC	764,267
614	GE Vernova, Inc.	376,364
6,210	Generac Holdings, Inc. (a)	1,150,402
685	Rockwell Automation, Inc.	235,250
2,097	Vertiv Holdings Co., Class A	267,472
		2,793,755
	Electronic Equipment, Instruments & Components — 1.6%
25,093	Amphenol Corp., Class A	2,731,624
5,294	CDW Corp.	872,239
6,274	Jabil, Inc.	1,285,103
716	Ralliant Corp. (a)	29,936
7,061	TE Connectivity PLC	1,458,097
		6,376,999
	Energy Equipment & Services — 0.2%
4,213	Baker Hughes Co.	191,270
Shares	Description	Value

	Energy Equipment & Services (Continued)
13,309	Halliburton Co.	$302,514
4,505	Schlumberger N.V.	165,964
		659,748
	Entertainment — 1.7%
13,088	Electronic Arts, Inc.	2,250,482
1,556	Live Nation Entertainment, Inc. (a)	259,058
3,628	Netflix, Inc. (a)	4,383,531
		6,893,071
	Financial Services — 3.9%
5,250	Berkshire Hathaway, Inc., Class B (a)	2,640,645
11,092	Fidelity National Information Services, Inc.	774,333
11,854	Fiserv, Inc. (a)	1,637,986
18,590	Global Payments, Inc.	1,651,164
1,261	Jack Henry & Associates, Inc.	205,871
5,245	Mastercard, Inc., Class A	3,122,296
11,375	Visa, Inc., Class A	4,001,497
170,020	Western Union (The) Co.	1,474,073
		15,507,865
	Food Products — 0.2%
3,571	Archer-Daniels-Midland Co.	223,687
1,981	Bunge Global S.A.	166,840
6,577	Conagra Brands, Inc.	125,818
2,757	General Mills, Inc.	136,003
5,740	Kraft Heinz (The) Co.	160,548
		812,896
	Health Care Equipment & Supplies — 1.7%
21,837	Abbott Laboratories	2,896,896
27,966	Boston Scientific Corp. (a)	2,950,413
2,336	Hologic, Inc. (a)	156,792
429	IDEXX Laboratories, Inc. (a)	277,602
1,852	ResMed, Inc.	508,393
1,683	Zimmer Biomet Holdings, Inc.	178,566
		6,968,662
	Health Care Providers & Services — 3.3%
10,456	Cardinal Health, Inc.	1,555,644
7,388	Cencora, Inc.	2,154,415
19,913	Centene Corp. (a)	578,273
1,022	Cigna Group (The)	307,489
3,005	CVS Health Corp.	219,816
5,161	Elevance Health, Inc.	1,644,553
2,981	HCA Healthcare, Inc.	1,204,205
12,293	Henry Schein, Inc. (a)	855,347
2,958	Humana, Inc.	898,226
2,120	McKesson Corp.	1,455,677
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
560	Molina Healthcare, Inc. (a)	$101,265
1,449	UnitedHealth Group, Inc.	449,001
9,340	Universal Health Services, Inc., Class B	1,695,957
		13,119,868
	Health Care REITs — 1.1%
2,176	Alexandria Real Estate Equities, Inc.	179,389
14,203	Ventas, Inc.	966,940
18,477	Welltower, Inc.	3,109,310
		4,255,639
	Health Care Technology — 0.1%
806	Veeva Systems, Inc., Class A (a)	216,975
	Hotel & Resort REITs — 0.4%
100,725	Host Hotels & Resorts, Inc.	1,733,477
	Hotels, Restaurants & Leisure — 1.3%
375	Booking Holdings, Inc.	2,099,644
2,285	DoorDash, Inc., Class A (a)	560,396
6,064	Expedia Group, Inc.	1,302,547
3,829	Hilton Worldwide Holdings, Inc.	1,057,034
		5,019,621
	Household Durables — 1.3%
3,475	D.R. Horton, Inc.	588,943
5,514	Garmin Ltd.	1,333,395
3,616	Lennar Corp., Class A	481,434
14,975	PulteGroup, Inc.	1,977,000
5,239	Toll Brothers, Inc.	728,221
		5,108,993
	Household Products — 0.2%
8,951	Colgate-Palmolive Co.	752,510
1,698	Kimberly-Clark Corp.	219,280
		971,790
	Independent Power and Renewable Electricity Producers — 0.5%
11,494	Vistra Corp.	2,173,630
	Industrial Conglomerates — 0.4%
9,064	3M Co.	1,409,724
	Insurance — 4.4%
10,674	Aflac, Inc.	1,140,624
3,404	Allstate (The) Corp.	692,544
6,940	American International Group, Inc.	564,361
9,500	Arch Capital Group Ltd.	869,535
10,217	Brown & Brown, Inc.	990,538
Shares	Description	Value

	Insurance (Continued)
18,039	CNA Financial Corp.	$893,832
3,248	Everest Group Ltd.	1,110,426
12,705	Globe Life, Inc.	1,778,065
16,749	Hartford Insurance Group (The), Inc.	2,216,060
12,857	Loews Corp.	1,244,558
4,157	MetLife, Inc.	338,213
4,219	Principal Financial Group, Inc.	339,672
10,232	Progressive (The) Corp.	2,527,918
23,323	Unum Group	1,629,345
16,383	W.R. Berkley Corp.	1,174,497
574	Willis Towers Watson PLC	187,577
		17,697,765
	Interactive Media & Services — 5.6%
42,396	Alphabet, Inc., Class A	9,026,532
48,042	Match Group, Inc.	1,793,888
14,215	Meta Platforms, Inc., Class A	10,500,621
22,269	Pinterest, Inc., Class A (a)	815,714
		22,136,755
	IT Services — 2.8%
996	Accenture PLC, Class A	258,930
10,465	Akamai Technologies, Inc. (a)	828,095
37,385	Cognizant Technology Solutions Corp., Class A	2,701,066
58,332	DXC Technology Co. (a)	842,897
3,038	EPAM Systems, Inc. (a)	535,782
1,054	GoDaddy, Inc., Class A (a)	156,319
6,132	International Business Machines Corp.	1,493,081
1,215	Snowflake, Inc. (a)	289,972
3,827	Twilio, Inc., Class A (a)	404,170
13,112	VeriSign, Inc.	3,584,427
		11,094,739
	Machinery — 0.8%
2,192	Fortive Corp.	104,909
5,148	PACCAR, Inc.	514,697
5,119	Snap-on, Inc.	1,664,904
5,505	Westinghouse Air Brake Technologies Corp.	1,065,217
		3,349,727
	Media — 1.5%
56,251	Comcast Corp., Class A	1,910,847
61,269	Fox Corp., Class A	3,657,759
7,457	Omnicom Group, Inc.	584,107
		6,152,713
	Metals & Mining — 0.9%
21,349	Newmont Corp.	1,588,365
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
5,477	Reliance, Inc.	$1,619,330
1,976	Southern Copper Corp.	189,874
		3,397,569
	Multi-Utilities — 1.0%
19,918	Consolidated Edison, Inc.	1,956,545
1,679	DTE Energy Co.	229,435
23,706	NiSource, Inc.	1,002,053
8,851	Public Service Enterprise Group, Inc.	728,703
1,698	WEC Energy Group, Inc.	180,854
		4,097,590
	Oil, Gas & Consumable Fuels — 2.2%
28,343	APA Corp.	658,124
2,973	Chevron Corp.	477,464
10,831	ConocoPhillips	1,071,944
32,170	Coterra Energy, Inc.	786,235
24,997	Devon Energy Corp.	902,392
17,176	EOG Resources, Inc.	2,143,908
9,768	Exxon Mobil Corp.	1,116,385
4,473	HF Sinclair Corp.	227,586
37,151	Kinder Morgan, Inc.	1,002,334
1,328	Valero Energy Corp.	201,869
		8,588,241
	Pharmaceuticals — 1.5%
24,961	Bristol-Myers Squibb Co.	1,177,660
1,467	Johnson & Johnson	259,909
27,053	Merck & Co., Inc.	2,275,698
100,129	Organon & Co.	943,215
41,897	Pfizer, Inc.	1,037,370
17,758	Viatris, Inc.	187,347
		5,881,199
	Professional Services — 1.0%
2,540	Jacobs Solutions, Inc.	371,424
6,777	Leidos Holdings, Inc.	1,226,095
1,460	Paychex, Inc.	203,604
17,939	Robert Half, Inc.	669,484
2,087	SS&C Technologies Holdings, Inc.	185,034
16,108	UL Solutions, Inc., Class A	1,017,542
708	Verisk Analytics, Inc.	189,829
		3,863,012
	Real Estate Management & Development — 0.3%
6,514	CBRE Group, Inc., Class A (a)	1,056,050
	Residential REITs — 0.3%
4,874	Camden Property Trust	545,791
Shares	Description	Value

	Residential REITs (Continued)
4,672	Mid-America Apartment Communities, Inc.	$681,271
4,186	UDR, Inc.	165,640
		1,392,702
	Retail REITs — 0.5%
5,587	Regency Centers Corp.	405,057
8,959	Simon Property Group, Inc.	1,618,533
		2,023,590
	Semiconductors & Semiconductor Equipment — 10.0%
9,711	Applied Materials, Inc.	1,561,140
16,025	Broadcom, Inc.	4,765,675
3,567	Enphase Energy, Inc. (a)	134,476
1,214	KLA Corp.	1,058,608
17,838	Lam Research Corp.	1,786,476
146,106	NVIDIA Corp.	25,448,743
3,616	NXP Semiconductors N.V.	849,218
9,956	ON Semiconductor Corp. (a)	493,718
8,980	Qorvo, Inc. (a)	814,486
12,103	QUALCOMM, Inc.	1,945,315
15,874	Skyworks Solutions, Inc.	1,189,597
		40,047,452
	Software — 7.9%
3,423	Adobe, Inc. (a)	1,220,984
3,131	AppLovin Corp., Class A (a)	1,498,465
777	Autodesk, Inc. (a)	244,522
6,954	Docusign, Inc. (a)	533,093
803	Fair Isaac Corp. (a)	1,221,877
5,644	Gen Digital, Inc.	170,449
4,481	Guidewire Software, Inc. (a)	972,466
2,103	Intuit, Inc.	1,402,701
39,836	Microsoft Corp.	20,184,503
8,342	Palantir Technologies, Inc., Class A (a)	1,307,275
4,455	Salesforce, Inc.	1,141,594
20,785	Zoom Communications, Inc. (a)	1,692,315
		31,590,244
	Specialized REITs — 1.1%
1,055	American Tower Corp.	215,062
34,190	Gaming and Leisure Properties, Inc.	1,641,462
2,901	Public Storage	854,605
47,900	VICI Properties, Inc.	1,618,062
		4,329,191
	Specialty Retail — 2.4%
195	AutoZone, Inc. (a)	818,713
35,782	Bath & Body Works, Inc.	1,045,192
19,090	Best Buy Co., Inc.	1,405,788
1,885	Carvana Co. (a)	701,069
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
5,329	Chewy, Inc., Class A (a)	$218,276
9,540	O’Reilly Automotive, Inc. (a)	989,107
18,469	TJX (The) Cos., Inc.	2,523,050
2,335	Ulta Beauty, Inc. (a)	1,150,525
18,057	Victoria’s Secret & Co. (a)	415,672
1,037	Williams-Sonoma, Inc.	195,153
		9,462,545
	Technology Hardware, Storage & Peripherals — 5.9%
86,067	Apple, Inc.	19,979,593
59,210	HP, Inc.	1,689,853
15,473	NetApp, Inc.	1,745,200
		23,414,646
	Textiles, Apparel & Luxury Goods — 0.8%
5,099	Deckers Outdoor Corp. (a)	609,994
4,957	Ralph Lauren Corp.	1,471,882
10,860	Tapestry, Inc.	1,105,765
		3,187,641
	Tobacco — 2.2%
76,880	Altria Group, Inc.	5,167,105
22,307	Philip Morris International, Inc.	3,728,169
		8,895,274
	Trading Companies & Distributors — 0.4%
5,292	Fastenal Co.	262,801
2,316	Ferguson Enterprises, Inc.	535,343
209	W.W. Grainger, Inc.	211,822
1,296	Watsco, Inc.	521,484
		1,531,450
	Wireless Telecommunication Services — 0.3%
5,529	T-Mobile US, Inc.	1,393,253
	Total Common Stocks	397,960,260
	(Cost $365,972,291)
MONEY MARKET FUNDS — 0.1%
492,594	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (b)	492,594
	(Cost $492,594)

	Total Investments — 99.9%	398,452,854
	(Cost $366,464,885)
	Net Other Assets and Liabilities — 0.1%	224,922
	Net Assets — 100.0%	$398,677,776

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 397,960,260	$ 397,960,260	$ —	$ —
Money Market Funds	492,594	492,594	—	—
Total Investments	$398,452,854	$398,452,854	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 1.8%
1,558	Curtiss-Wright Corp.	$744,958
5,360	Leonardo DRS, Inc.	223,297
1,911	Woodward, Inc.	471,673
		1,439,928
	Air Freight & Logistics — 0.2%
1,571	C.H. Robinson Worldwide, Inc.	202,188
	Automobile Components — 1.4%
2,069	Adient PLC (a)	51,311
2,644	Autoliv, Inc.	328,041
11,660	BorgWarner, Inc.	498,582
2,780	Lear Corp.	305,800
		1,183,734
	Banks — 4.8%
9,891	Bank OZK	518,981
8,294	Cathay General Bancorp	413,954
16,256	Columbia Banking System, Inc.	435,173
4,374	Commerce Bancshares, Inc.	270,926
48,151	First Horizon Corp.	1,088,213
6,847	Hancock Whitney Corp.	430,813
4,427	Home BancShares, Inc.	131,747
2,611	International Bancshares Corp.	186,791
1,719	Popular, Inc.	215,975
4,601	Webster Financial Corp.	286,274
		3,978,847
	Beverages — 0.6%
1,518	Coca-Cola Consolidated, Inc.	177,970
6,996	Molson Coors Beverage Co., Class B	353,228
		531,198
	Biotechnology — 4.1%
6,077	ADMA Biologics, Inc. (a)	104,889
1,482	BioMarin Pharmaceutical, Inc. (a)	86,356
28,422	Exelixis, Inc. (a)	1,063,551
9,685	Halozyme Therapeutics, Inc. (a)	708,458
3,242	Incyte Corp. (a)	274,306
636	Neurocrine Biosciences, Inc. (a)	88,786
2,953	TG Therapeutics, Inc. (a)	86,611
3,128	United Therapeutics Corp. (a)	953,289
		3,366,246
	Broadline Retail — 0.6%
847	Dillard’s, Inc., Class A	451,349
5,592	Macy’s, Inc.	73,982
		525,331
	Building Products — 2.3%
5,744	A.O. Smith Corp.	409,490
2,264	Armstrong World Industries, Inc.	443,223
Shares	Description	Value

	Building Products (Continued)
1,272	Builders FirstSource, Inc. (a)	$176,401
375	Carlisle Cos., Inc.	144,709
823	Fortune Brands Innovations, Inc.	48,162
341	Lennox International, Inc.	190,230
4,305	UFP Industries, Inc.	434,676
		1,846,891
	Capital Markets — 2.9%
2,464	Affiliated Managers Group, Inc.	553,957
12,967	Federated Hermes, Inc.	688,548
1,128	Houlihan Lokey, Inc.	224,754
1,654	Janus Henderson Group PLC	73,305
6,265	Main Street Capital Corp.	415,307
2,798	SEI Investments Co.	247,007
1,463	Stifel Financial Corp.	168,669
		2,371,547
	Chemicals — 1.2%
721	Ashland, Inc.	40,484
3,336	Cabot Corp.	272,084
523	NewMarket Corp.	432,500
2,941	Olin Corp.	69,584
1,521	RPM International, Inc.	190,597
		1,005,249
	Commercial Services & Supplies — 0.7%
12,159	HNI Corp.	546,425
	Communications Equipment — 1.3%
2,152	F5, Inc. (a)	673,877
17,181	NetScout Systems, Inc. (a)	427,635
		1,101,512
	Construction & Engineering — 3.5%
3,890	API Group Corp. (a)	138,795
1,169	Comfort Systems USA, Inc.	822,251
1,468	EMCOR Group, Inc.	910,160
1,144	MasTec, Inc. (a)	207,853
441	Sterling Infrastructure, Inc. (a)	122,832
1,804	Valmont Industries, Inc.	662,285
		2,864,176
	Consumer Finance — 0.3%
1,635	FirstCash Holdings, Inc.	240,786
	Consumer Staples Distribution & Retail — 1.4%
1,030	Maplebear, Inc. (a)	44,671
7,135	Sprouts Farmers Market, Inc. (a)	1,002,753
1,178	US Foods Holding Corp. (a)	91,413
		1,138,837
	Containers & Packaging — 1.3%
6,512	Crown Holdings, Inc.	647,162
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
3,138	Greif, Inc., Class A	$204,943
4,707	Sonoco Products Co.	222,406
		1,074,511
	Distributors — 0.0%
1,074	LKQ Corp.	35,034
	Diversified Consumer Services — 2.4%
493	Duolingo, Inc. (a)	146,845
421	Graham Holdings Co., Class B	457,227
1,848	Grand Canyon Education, Inc. (a)	372,501
13,270	H&R Block, Inc.	668,145
2,120	Stride, Inc. (a)	345,963
		1,990,681
	Diversified REITs — 0.6%
6,770	WP Carey, Inc.	454,267
	Electric Utilities — 0.7%
4,004	NRG Energy, Inc.	582,822
	Electrical Equipment — 1.3%
639	Acuity, Inc.	208,614
2,607	Atkore, Inc.	151,701
2,874	EnerSys	295,016
2,989	NEXTracker, Inc., Class A (a)	201,040
5,225	Sensata Technologies Holding PLC	170,022
		1,026,393
	Electronic Equipment, Instruments & Components — 4.6%
1,804	Arrow Electronics, Inc. (a)	227,899
1,502	Avnet, Inc.	81,964
937	Badger Meter, Inc.	171,396
22,315	Flex Ltd. (a)	1,196,530
538	Insight Enterprises, Inc. (a)	70,026
722	Itron, Inc. (a)	88,763
3,633	Jabil, Inc.	744,148
5,212	Sanmina Corp. (a)	612,514
3,054	TD SYNNEX Corp.	452,206
2,107	Vontier Corp.	90,411
		3,735,857
	Energy Equipment & Services — 0.3%
16,822	NOV, Inc.	223,564
	Entertainment — 1.5%
5,501	Liberty Media Corp.-Liberty Live, Class C (a)	535,688
3,536	TKO Group Holdings, Inc.	670,284
		1,205,972
Shares	Description	Value

	Financial Services — 4.0%
18,082	Enact Holdings, Inc.	$680,787
5,942	Equitable Holdings, Inc.	316,471
6,066	Essent Group Ltd.	380,581
204	Jack Henry & Associates, Inc.	33,305
35,377	MGIC Investment Corp.	984,542
15,942	Radian Group, Inc.	556,057
3,826	Voya Financial, Inc.	287,294
8,029	Western Union (The) Co.	69,612
		3,308,649
	Food Products — 2.3%
6,128	Cal-Maine Foods, Inc.	708,642
1,526	Conagra Brands, Inc.	29,192
3,117	Ingredion, Inc.	403,776
16,286	Pilgrim’s Pride Corp.	723,913
		1,865,523
	Gas Utilities — 2.4%
12,995	National Fuel Gas Co.	1,127,186
24,248	UGI Corp.	839,951
		1,967,137
	Health Care Equipment & Supplies — 0.8%
825	iRhythm Technologies, Inc. (a)	140,233
4,464	LivaNova PLC (a)	251,636
1,466	Masimo Corp. (a)	204,815
303	Teleflex, Inc.	38,302
		634,986
	Health Care Providers & Services — 3.4%
1,531	Cardinal Health, Inc.	227,782
886	Chemed Corp.	405,744
2,055	CorVel Corp. (a)	182,998
1,877	Encompass Health Corp.	228,543
3,375	Henry Schein, Inc. (a)	234,832
3,976	Hims & Hers Health, Inc. (a)	168,384
1,325	Molina Healthcare, Inc. (a)	239,600
4,110	Option Care Health, Inc. (a)	117,875
17,800	Premier, Inc., Class A	461,020
852	Tenet Healthcare Corp. (a)	157,049
1,801	Universal Health Services, Inc., Class B	327,026
		2,750,853
	Health Care REITs — 1.3%
11,951	American Healthcare REIT, Inc.	511,384
5,597	Omega Healthcare Investors, Inc.	238,264
15,674	Sabra Health Care REIT, Inc.	299,530
		1,049,178
	Health Care Technology — 0.2%
1,907	Doximity, Inc., Class A (a)	129,562
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotel & Resort REITs — 1.0%
16,278	Apple Hospitality REIT, Inc.	$212,591
23,189	Host Hotels & Resorts, Inc.	399,083
3,586	Park Hotels & Resorts, Inc.	42,171
1,905	Ryman Hospitality Properties, Inc.	188,195
		842,040
	Hotels, Restaurants & Leisure — 0.5%
2,550	Brinker International, Inc. (a)	397,749
	Household Durables — 2.5%
3,252	KB Home	206,665
3,431	PulteGroup, Inc.	452,961
8,281	Taylor Morrison Home Corp. (a)	557,891
4,232	Toll Brothers, Inc.	588,248
6,341	Tri Pointe Homes, Inc. (a)	224,027
		2,029,792
	Independent Power and Renewable Electricity Producers — 0.4%
1,648	Vistra Corp.	311,653
	Industrial REITs — 0.2%
4,895	STAG Industrial, Inc.	180,381
	Insurance — 5.0%
951	Brighthouse Financial, Inc. (a)	44,944
5,648	CNO Financial Group, Inc.	222,927
4,421	Globe Life, Inc.	618,719
2,730	Hanover Insurance Group (The), Inc.	473,600
28,341	Old Republic International Corp.	1,132,790
1,141	Primerica, Inc.	307,317
1,111	RenaissanceRe Holdings Ltd.	269,962
14,680	Unum Group	1,025,545
		4,095,804
	Interactive Media & Services — 0.9%
7,988	Grindr, Inc. (a)	124,932
12,414	Match Group, Inc.	463,539
4,689	Ziff Davis, Inc. (a)	179,167
		767,638
	IT Services — 0.7%
1,147	ASGN, Inc. (a)	62,225
1,868	DXC Technology Co. (a)	26,992
1,058	EPAM Systems, Inc. (a)	186,589
1,993	GoDaddy, Inc., Class A (a)	295,582
		571,388
	Leisure Products — 0.5%
22,778	Mattel, Inc. (a)	416,837
Shares	Description	Value

	Life Sciences Tools & Services — 0.4%
734	Medpace Holdings, Inc. (a)	$349,024
	Machinery — 6.5%
6,658	Allison Transmission Holdings, Inc.	581,310
838	Donaldson Co., Inc.	66,764
885	Esab Corp.	102,103
994	ESCO Technologies, Inc.	199,705
1,926	Federal Signal Corp.	236,879
15,944	Kennametal, Inc.	341,680
1,820	Middleby (The) Corp. (a)	249,067
8,777	Mueller Industries, Inc.	842,065
7,204	Mueller Water Products, Inc., Class A	189,897
2,141	Oshkosh Corp.	298,391
1,473	RBC Bearings, Inc. (a)	574,411
1,405	Snap-on, Inc.	456,962
3,473	Terex Corp.	173,442
5,470	Timken (The) Co.	422,448
3,322	Toro (The) Co.	269,281
1,118	Watts Water Technologies, Inc., Class A	309,574
		5,313,979
	Marine Transportation — 0.4%
3,042	Matson, Inc.	316,520
	Media — 1.4%
5,482	New York Times (The) Co., Class A	328,043
1,702	Nexstar Media Group, Inc.	348,110
22,423	TEGNA, Inc.	475,368
		1,151,521
	Metals & Mining — 1.3%
587	Alpha Metallurgical Resources, Inc. (a)	87,574
2,661	Carpenter Technology Corp.	640,982
345	Reliance, Inc.	102,003
1,474	Royal Gold, Inc.	264,701
		1,095,260
	Office REITs — 0.1%
3,445	Highwoods Properties, Inc.	108,621
	Oil, Gas & Consumable Fuels — 2.5%
26,002	Antero Midstream Corp.	462,576
1,973	APA Corp.	45,813
833	Chord Energy Corp.	91,539
5,400	Civitas Resources, Inc.	198,612
2,746	DT Midstream, Inc.	286,078
6,801	Murphy Oil Corp.	169,073
20,403	Peabody Energy Corp.	355,012
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,013	SM Energy Co.	$28,921
440	Texas Pacific Land Corp.	410,731
		2,048,355
	Paper & Forest Products — 0.2%
10,721	Magnera Corp. (a)	132,940
	Personal Care Products — 0.5%
3,246	BellRing Brands, Inc. (a)	133,248
261	Interparfums, Inc.	30,000
20,576	Nu Skin Enterprises, Inc., Class A	250,410
		413,658
	Pharmaceuticals — 1.3%
2,798	Corcept Therapeutics, Inc. (a)	195,077
4,007	Jazz Pharmaceuticals PLC (a)	511,894
6,548	Organon & Co.	61,682
4,135	Prestige Consumer Healthcare, Inc. (a)	281,345
		1,049,998
	Professional Services — 2.9%
381	Booz Allen Hamilton Holding Corp.	41,422
295	CACI International, Inc., Class A (a)	141,518
2,550	Concentrix Corp.	134,538
9,172	ExlService Holdings, Inc. (a)	401,550
17,233	Genpact Ltd.	781,344
1,566	ManpowerGroup, Inc.	66,398
3,621	Maximus, Inc.	318,358
4,548	Science Applications International Corp.	535,300
		2,420,428
	Real Estate Management & Development — 0.4%
1,117	Jones Lang LaSalle, Inc. (a)	341,322
	Residential REITs — 0.1%
634	Camden Property Trust	70,995
	Retail REITs — 0.6%
2,118	Brixmor Property Group, Inc.	59,283
6,119	NNN REIT, Inc.	262,566
2,236	Regency Centers Corp.	162,110
		483,959
	Semiconductors & Semiconductor Equipment — 2.2%
4,845	Allegro MicroSystems, Inc. (a)	149,468
2,698	Axcelis Technologies, Inc. (a)	215,948
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
5,937	Cirrus Logic, Inc. (a)	$677,946
1,287	MACOM Technology Solutions Holdings, Inc. (a)	164,929
2,121	Qorvo, Inc. (a)	192,375
1,264	Silicon Laboratories, Inc. (a)	169,819
2,628	Skyworks Solutions, Inc.	196,942
		1,767,427
	Software — 4.2%
3,731	ACI Worldwide, Inc. (a)	184,125
6,608	Box, Inc., Class A (a)	215,619
2,243	Commvault Systems, Inc. (a)	418,645
2,685	Docusign, Inc. (a)	205,832
3,032	Dolby Laboratories, Inc., Class A	217,334
19,860	Dropbox, Inc., Class A (a)	577,132
183	Fair Isaac Corp. (a)	278,460
1,504	Gen Digital, Inc.	45,421
1,262	Guidewire Software, Inc. (a)	273,879
3,153	Intapp, Inc. (a)	145,006
2,208	InterDigital, Inc.	599,936
1,958	Life360, Inc. (a)	177,091
821	Q2 Holdings, Inc. (a)	64,637
2,995	Teradata Corp. (a)	62,835
		3,465,952
	Specialized REITs — 1.6%
12,741	EPR Properties	691,200
11,724	Gaming and Leisure Properties, Inc.	562,869
557	Lamar Advertising Co., Class A	70,878
		1,324,947
	Specialty Retail — 2.8%
1,257	Abercrombie & Fitch Co., Class A (a)	117,567
4,266	Academy Sports & Outdoors, Inc.	228,444
13,897	American Eagle Outfitters, Inc.	179,827
782	Asbury Automotive Group, Inc. (a)	196,704
5,098	Bath & Body Works, Inc.	148,913
4,260	Chewy, Inc., Class A (a)	174,490
19,140	Gap (The), Inc.	421,272
4,667	Urban Outfitters, Inc. (a)	313,062
2,933	Williams-Sonoma, Inc.	551,961
		2,332,240
	Technology Hardware, Storage & Peripherals — 0.6%
4,673	NetApp, Inc.	527,068
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 2.2%
1,913	Carter’s, Inc.	$54,635
2,597	Columbia Sportswear Co.	144,705
2,216	Crocs, Inc. (a)	193,235
989	Deckers Outdoor Corp. (a)	118,314
2,833	PVH Corp.	238,879
1,720	Ralph Lauren Corp.	510,720
5,698	Tapestry, Inc.	580,170
		1,840,658
	Trading Companies & Distributors — 1.6%
1,035	Applied Industrial Technologies, Inc.	272,805
1,856	Boise Cascade Co.	161,472
3,488	Core & Main, Inc., Class A (a)	225,743
2,798	MSC Industrial Direct Co., Inc., Class A	252,464
245	Watsco, Inc.	98,583
1,376	WESCO International, Inc.	302,500
		1,313,567
	Total Common Stocks	81,859,605
	(Cost $75,829,847)
MONEY MARKET FUNDS — 0.2%
140,463	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (b)	140,463
	(Cost $140,463)

	Total Investments — 99.9%	82,000,068
	(Cost $75,970,310)
	Net Other Assets and Liabilities — 0.1%	55,170
	Net Assets — 100.0%	$82,055,238

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 81,859,605	$ 81,859,605	$ —	$ —
Money Market Funds	140,463	140,463	—	—
Total Investments	$82,000,068	$82,000,068	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
3,353	Astronics Corp. (a)	$121,949
	Air Freight & Logistics — 0.2%
2,799	Hub Group, Inc., Class A	104,739
	Automobile Components — 1.7%
5,609	Adient PLC (a)	139,103
1,815	Dorman Products, Inc. (a)	293,649
4,957	Phinia, Inc.	289,885
166	Standard Motor Products, Inc.	6,443
		729,080
	Banks — 9.9%
3,126	Amalgamated Financial Corp.	90,310
11,629	Ames National Corp.	232,347
36	BancFirst Corp.	4,787
4,154	Bancorp (The), Inc. (a)	316,701
4,488	Bank of NT Butterfield & Son (The) Ltd.	202,499
1,549	Cathay General Bancorp	77,311
1,425	Central Pacific Financial Corp.	44,631
1,818	City Holding Co.	233,577
4,289	ConnectOne Bancorp, Inc.	109,798
5,243	Eagle Bancorp, Inc.	101,819
1,186	Esquire Financial Holdings, Inc.	116,347
10,331	First BanCorp	229,658
4,103	First Financial Corp.	242,077
794	First Hawaiian, Inc.	20,604
3,396	First Interstate BancSystem, Inc., Class A	111,117
939	Hancock Whitney Corp.	59,082
841	Heritage Financial Corp.	20,554
4,418	Home BancShares, Inc.	131,480
1,636	Independent Bank Corp.	116,990
1,806	International Bancshares Corp.	129,201
1,501	Metropolitan Bank Holding Corp.	119,164
943	Nicolet Bankshares, Inc.	130,408
8,002	Northeast Community Bancorp, Inc.	180,445
5,443	OceanFirst Financial Corp.	100,097
2,599	OFG Bancorp	116,305
680	Park National Corp.	116,804
273	Pathward Financial, Inc.	21,695
6,787	Peoples Bancorp of North Carolina, Inc.	215,012
3,159	Peoples Bancorp, Inc.	97,739
2,807	Preferred Bank	264,981
5,303	S&T Bancorp, Inc.	209,522
3,773	Trustmark Corp.	151,939
		4,315,001
Shares	Description	Value

	Beverages — 0.4%
729	Coca-Cola Consolidated, Inc.	$85,468
3,751	Primo Brands Corp.	94,188
		179,656
	Biotechnology — 5.8%
5,497	ACADIA Pharmaceuticals, Inc. (a)	142,867
20,551	ADMA Biologics, Inc. (a)	354,710
7,013	Alkermes PLC (a)	203,167
10,551	BioCryst Pharmaceuticals, Inc. (a)	87,679
14,829	Catalyst Pharmaceuticals, Inc. (a)	305,329
7,339	Halozyme Therapeutics, Inc. (a)	536,848
7,840	Kiniksa Pharmaceuticals International PLC (a)	262,561
547	Krystal Biotech, Inc. (a)	80,792
840	Mirum Pharmaceuticals, Inc. (a)	62,051
1,761	PTC Therapeutics, Inc. (a)	86,870
7,017	TG Therapeutics, Inc. (a)	205,809
6,462	Veracyte, Inc. (a)	196,057
		2,524,740
	Broadline Retail — 0.7%
1,968	Groupon, Inc. (a)	51,365
5,608	Kohl’s Corp.	84,456
14,191	Macy’s, Inc.	187,747
		323,568
	Building Products — 0.9%
2,429	Apogee Enterprises, Inc.	106,815
387	CSW Industrials, Inc.	105,860
640	Griffon Corp.	48,742
2,800	Janus International Group, Inc. (a)	28,980
9,287	Masterbrand, Inc. (a)	118,038
		408,435
	Capital Markets — 2.5%
765	Acadian Asset Management, Inc.	38,992
514	Artisan Partners Asset Management, Inc., Class A	24,050
3,063	Federated Hermes, Inc.	162,645
356	Main Street Capital Corp.	23,599
8,996	Patria Investments Ltd., Class A	121,806
782	PJT Partners, Inc., Class A	139,978
1,504	StoneX Group, Inc. (a)	153,664
1,389	Victory Capital Holdings, Inc., Class A	99,008
3,491	Virtu Financial, Inc., Class A	146,343
1,022	Virtus Investment Partners, Inc.	205,861
		1,115,946
	Chemicals — 1.5%
1,793	Hawkins, Inc.	300,023
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
9,875	Perimeter Solutions, Inc. (a)	$221,101
1,279	Sensient Technologies Corp.	145,115
		666,239
	Commercial Services & Supplies — 2.8%
942	Brady Corp., Class A	73,551
1,791	Cimpress PLC (a)	113,039
2,125	Deluxe Corp.	41,778
7,691	Ennis, Inc.	140,515
3,707	Healthcare Services Group, Inc. (a)	57,866
400	HNI Corp.	17,976
9,565	Interface, Inc.	255,577
3,371	Liquidity Services, Inc. (a)	89,635
5,505	MillerKnoll, Inc.	116,211
10,853	Pitney Bowes, Inc.	131,538
10,918	Steelcase, Inc., Class A	182,767
		1,220,453
	Communications Equipment — 2.0%
2,576	Calix, Inc. (a)	153,143
6,289	Digi International, Inc. (a)	218,354
19,126	Harmonic, Inc. (a)	183,992
7,731	NETGEAR, Inc. (a)	210,052
4,310	NetScout Systems, Inc. (a)	107,276
		872,817
	Construction & Engineering — 2.8%
510	Comfort Systems USA, Inc.	358,724
486	EMCOR Group, Inc.	301,320
611	IES Holdings, Inc. (a)	213,428
412	Limbach Holdings, Inc. (a)	47,199
664	Sterling Infrastructure, Inc. (a)	184,944
2,293	Tutor Perini Corp. (a)	135,149
		1,240,764
	Construction Materials — 0.4%
1,366	United States Lime & Minerals, Inc.	172,007
	Consumer Finance — 1.1%
2,017	Bread Financial Holdings, Inc.	133,505
1,315	Dave, Inc. (a)	280,384
38	EZCORP, Inc., Class A (a)	634
457	FirstCash Holdings, Inc.	67,302
		481,825
	Consumer Staples Distribution & Retail — 1.4%
2,402	Andersons (The), Inc.	98,242
1,541	Ingles Markets, Inc., Class A	104,310
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
240	Natural Grocers by Vitamin Cottage, Inc.	$9,228
604	PriceSmart, Inc.	64,785
2,198	Sprouts Farmers Market, Inc. (a)	308,907
299	Weis Markets, Inc.	21,423
		606,895
	Distributors — 0.2%
3,540	GigaCloud Technology, Inc., Class A (a)	93,704
	Diversified Consumer Services — 2.7%
1,626	Adtalem Global Education, Inc. (a)	212,925
405	Frontdoor, Inc. (a)	24,604
23	Graham Holdings Co., Class B	24,979
808	Grand Canyon Education, Inc. (a)	162,868
3,277	H&R Block, Inc.	164,997
2,021	Laureate Education, Inc. (a)	55,537
6,438	Perdoceo Education Corp.	210,780
942	Stride, Inc. (a)	153,725
6,769	Universal Technical Institute, Inc. (a)	179,988
		1,190,403
	Diversified Telecommunication Services — 0.2%
1,708	IDT Corp., Class B	109,432
	Electric Utilities — 0.3%
1,735	Otter Tail Corp.	145,723
	Electrical Equipment — 0.4%
84	Acuity, Inc.	27,423
2,777	Atkore, Inc.	161,594
		189,017
	Electronic Equipment, Instruments & Components — 3.1%
371	Avnet, Inc.	20,245
1,168	Badger Meter, Inc.	213,651
1,301	Bel Fuse, Inc., Class B	175,063
6,982	Daktronics, Inc. (a)	121,138
531	ePlus, Inc.	38,428
1,356	PC Connection, Inc.	87,069
2,840	Sanmina Corp. (a)	333,757
4,493	ScanSource, Inc. (a)	196,119
3,370	TTM Technologies, Inc. (a)	150,201
		1,335,671
	Energy Equipment & Services — 0.3%
6,017	Archrock, Inc.	148,981
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 0.2%
3,834	Cinemark Holdings, Inc.	$98,917
	Financial Services — 2.2%
7,255	Enact Holdings, Inc.	273,151
2,441	Essent Group Ltd.	153,148
2,750	International Money Express, Inc. (a)	39,875
9,640	MGIC Investment Corp.	268,281
1,042	NMI Holdings, Inc. (a)	41,003
2,838	Radian Group, Inc.	98,989
492	Sezzle, Inc. (a)	46,543
4,074	Western Union (The) Co.	35,322
		956,312
	Food Products — 1.0%
3,757	Cal-Maine Foods, Inc.	434,460
597	Fresh Del Monte Produce, Inc.	21,659
		456,119
	Gas Utilities — 0.0%
1,168	MDU Resources Group, Inc.	19,027
	Health Care Equipment & Supplies — 2.6%
1,123	Avanos Medical, Inc. (a)	13,409
1,118	Axogen, Inc. (a)	18,045
222	Glaukos Corp. (a)	21,272
1,819	Globus Medical, Inc., Class A (a)	111,450
7,965	Inmode Ltd. (a)	118,997
847	iRhythm Technologies, Inc. (a)	143,973
2,276	Lantheus Holdings, Inc. (a)	124,952
1,048	LeMaitre Vascular, Inc.	99,943
1,979	LivaNova PLC (a)	111,556
2,638	Omnicell, Inc. (a)	85,972
1,116	SI-BONE, Inc. (a)	18,604
10,395	Tactile Systems Technology, Inc. (a)	138,357
544	UFP Technologies, Inc. (a)	114,327
		1,120,857
	Health Care Providers & Services — 3.3%
172	Addus HomeCare Corp. (a)	19,809
3,203	AMN Healthcare Services, Inc. (a)	66,558
3,790	Astrana Health, Inc. (a)	121,128
5,023	BrightSpring Health Services, Inc. (a)	118,995
2,143	CorVel Corp. (a)	190,834
1,866	GeneDx Holdings Corp. (a)	241,628
3,482	Hims & Hers Health, Inc. (a)	147,463
1,139	National HealthCare Corp.	129,254
902	Option Care Health, Inc. (a)	25,869
Shares	Description	Value

	Health Care Providers & Services (Continued)
6,104	Owens & Minor, Inc. (a)	$29,910
3,300	Premier, Inc., Class A	85,470
10,650	Progyny, Inc. (a)	252,086
		1,429,004
	Health Care REITs — 1.7%
7,694	American Healthcare REIT, Inc.	329,226
3,180	National Health Investors, Inc.	248,962
8,089	Sabra Health Care REIT, Inc.	154,581
		732,769
	Health Care Technology — 0.6%
10,530	Certara, Inc. (a)	114,145
1,609	Phreesia, Inc. (a)	50,941
7,101	Simulations Plus, Inc. (a)	100,621
		265,707
	Hotel & Resort REITs — 0.1%
1,624	Apple Hospitality REIT, Inc.	21,209
1,814	Park Hotels & Resorts, Inc.	21,333
		42,542
	Hotels, Restaurants & Leisure — 0.9%
1,669	Brinker International, Inc. (a)	260,330
10,387	Super Group SGHC Ltd.	120,801
		381,131
	Household Durables — 2.0%
224	Cavco Industries, Inc. (a)	118,830
3,531	Ethan Allen Interiors, Inc.	104,200
1,792	Green Brick Partners, Inc. (a)	125,153
4,234	Helen of Troy Ltd. (a)	103,945
957	M/I Homes, Inc. (a)	140,928
774	Taylor Morrison Home Corp. (a)	52,144
6,274	Tri Pointe Homes, Inc. (a)	221,660
		866,860
	Independent Power and Renewable Electricity Producers — 0.2%
4,531	Hallador Energy Co. (a)	73,901
	Industrial REITs — 0.4%
3,058	Innovative Industrial Properties, Inc.	173,266
	Insurance — 2.4%
11,362	Fidelis Insurance Holdings Ltd.	198,608
10,431	Hamilton Insurance Group Ltd., Class B (a)	248,675
733	HCI Group, Inc.	122,198
3,116	Heritage Insurance Holdings, Inc. (a)	70,951
380	Root, Inc., Class A (a)	35,044
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
14,173	SiriusPoint Ltd. (a)	$265,318
4,807	Universal Insurance Holdings, Inc.	117,243
		1,058,037
	Interactive Media & Services — 1.6%
3,872	Angi, Inc. (a)	68,611
649	Cargurus, Inc. (a)	22,456
9,240	Cars.com, Inc. (a)	120,582
3,099	EverQuote, Inc., Class A (a)	72,052
13,869	Grindr, Inc. (a)	216,911
550	Yelp, Inc. (a)	17,391
4,962	Ziff Davis, Inc. (a)	189,598
		707,601
	IT Services — 0.3%
589	ASGN, Inc. (a)	31,953
4,987	DXC Technology Co. (a)	72,062
766	Hackett Group (The), Inc.	15,948
		119,963
	Life Sciences Tools & Services — 0.8%
7,286	Adaptive Biotechnologies Corp. (a)	96,029
3,379	BioLife Solutions, Inc. (a)	84,644
401	Medpace Holdings, Inc. (a)	190,680
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
		371,353
	Machinery — 4.2%
101	Alamo Group, Inc.	21,357
5,067	Blue Bird Corp. (a)	295,862
442	Enerpac Tool Group Corp.	18,714
1,413	ESCO Technologies, Inc.	283,886
2,338	Hyster-Yale, Inc.	87,675
1,621	Kennametal, Inc.	34,738
1,924	Mueller Industries, Inc.	184,589
9,268	Mueller Water Products, Inc., Class A	244,305
6,797	REV Group, Inc.	361,668
841	SPX Technologies, Inc. (a)	157,360
2,177	Terex Corp.	108,719
114	Watts Water Technologies, Inc., Class A	31,567
		1,830,440
Shares	Description	Value

	Marine Transportation — 1.0%
14,330	Genco Shipping & Trading Ltd.	$241,317
1,800	Matson, Inc.	187,290
		428,607
	Media — 1.0%
11,062	AMC Networks, Inc., Class A (a)	78,098
2,375	John Wiley & Sons, Inc., Class A	96,377
4,022	Scholastic Corp.	103,205
7,455	TEGNA, Inc.	158,046
		435,726
	Metals & Mining — 1.6%
1,306	Alpha Metallurgical Resources, Inc. (a)	194,842
1,473	Carpenter Technology Corp.	354,816
20,775	SunCoke Energy, Inc.	160,383
		710,041
	Multi-Utilities — 0.2%
1,863	Avista Corp.	68,074
	Office REITs — 0.3%
3,787	Highwoods Properties, Inc.	119,404
	Oil, Gas & Consumable Fuels — 3.6%
12,067	Ardmore Shipping Corp.	140,219
967	Chord Energy Corp.	106,264
5,357	Civitas Resources, Inc.	197,030
8,240	DHT Holdings, Inc.	96,573
4,708	Dorian LPG Ltd.	150,562
7,049	Excelerate Energy, Inc., Class A	172,137
563	International Seaways, Inc.	25,571
846	Magnolia Oil & Gas Corp., Class A	21,049
1,492	Murphy Oil Corp.	37,091
222	Par Pacific Holdings, Inc. (a)	7,690
5,266	Peabody Energy Corp.	91,628
3,021	Scorpio Tankers, Inc.	152,258
5,032	Teekay Tankers Ltd., Class A	247,423
4,071	Vitesse Energy, Inc.	108,329
		1,553,824
	Paper & Forest Products — 0.5%
4,473	Sylvamo Corp.	206,339
	Passenger Airlines — 0.6%
1,334	SkyWest, Inc. (a)	161,947
6,567	Sun Country Airlines Holdings, Inc. (a)	87,013
		248,960
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products — 1.2%
1,435	BellRing Brands, Inc. (a)	$58,907
154	Interparfums, Inc.	17,701
5,473	Medifast, Inc. (a)	76,786
23,338	Nu Skin Enterprises, Inc., Class A	284,024
3,162	USANA Health Sciences, Inc. (a)	100,899
		538,317
	Pharmaceuticals — 3.6%
1,454	ANI Pharmaceuticals, Inc. (a)	135,949
870	Axsome Therapeutics, Inc. (a)	105,514
5,357	Corcept Therapeutics, Inc. (a)	373,490
13,003	CorMedix, Inc. (a)	192,835
3,445	Harmony Biosciences Holdings, Inc. (a)	127,086
684	Harrow, Inc. (a)	26,676
7,215	Innoviva, Inc. (a)	147,402
7,186	Pacira BioSciences, Inc. (a)	191,651
21,888	SIGA Technologies, Inc.	183,640
2,177	Supernus Pharmaceuticals, Inc. (a)	98,226
		1,582,469
	Professional Services — 2.7%
2,554	Barrett Business Services, Inc.	124,635
1,354	Concentrix Corp.	71,437
793	CRA International, Inc.	153,652
2,778	CSG Systems International, Inc.	178,237
3,399	ExlService Holdings, Inc. (a)	148,808
467	Heidrick & Struggles International, Inc.	23,728
1,164	Huron Consulting Group, Inc. (a)	159,421
1,156	Innodata, Inc. (a)	43,905
7,959	Kelly Services, Inc., Class A	113,257
793	ManpowerGroup, Inc.	33,623
559	Maximus, Inc.	49,147
1,079	Resolute Holdings Management, Inc. (a)	71,311
		1,171,161
	Real Estate Management & Development — 0.8%
9,736	Cushman & Wakefield PLC (a)	153,537
10,932	RMR Group (The), Inc., Class A	184,532
		338,069
	Retail REITs — 0.5%
3,482	CBL & Associates Properties, Inc.	110,902
8,103	SITE Centers Corp.	99,505
		210,407
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 1.2%
2,725	ACM Research, Inc., Class A (a)	$76,900
3,008	Axcelis Technologies, Inc. (a)	240,760
4,046	Penguin Solutions Inc. (a)	97,630
5,405	Photronics, Inc. (a)	122,531
		537,821
	Software — 6.9%
5,029	A10 Networks, Inc.	89,064
2,315	ACI Worldwide, Inc. (a)	114,245
1,387	Adeia, Inc.	20,860
1,075	Alarm.com Holdings, Inc. (a)	63,027
5,239	AvePoint, Inc. (a)	85,710
8,287	Clear Secure, Inc., Class A	300,901
1,567	Commvault Systems, Inc. (a)	292,473
3,745	Intapp, Inc. (a)	172,233
1,605	InterDigital, Inc.	436,095
1,750	Life360, Inc. (a)	158,279
1,558	LiveRamp Holdings, Inc. (a)	43,499
21,466	Mitek Systems, Inc. (a)	218,309
13,198	OneSpan, Inc.	199,620
1,328	Q2 Holdings, Inc. (a)	104,553
4,861	Red Violet, Inc.	244,217
2,401	Sapiens International Corp. N.V.	103,003
4,904	Teradata Corp. (a)	102,886
9,608	Verint Systems, Inc. (a)	195,907
6,336	Yext, Inc. (a)	57,594
		3,002,475
	Specialized REITs — 0.5%
3,763	EPR Properties	204,143
	Specialty Retail — 3.1%
1,136	Abercrombie & Fitch Co., Class A (a)	106,250
2,864	Academy Sports & Outdoors, Inc.	153,367
4,726	American Eagle Outfitters, Inc.	61,155
1,709	Buckle (The), Inc.	96,712
6,840	Caleres, Inc.	102,600
650	Carvana Co. (a)	241,748
5,400	National Vision Holdings, Inc. (a)	123,876
5,065	ODP (The) Corp. (a)	102,617
3,623	Sally Beauty Holdings, Inc. (a)	50,215
1,548	Signet Jewelers Ltd.	136,301
627	Upbound Group, Inc.	15,932
2,315	Urban Outfitters, Inc. (a)	155,290
		1,346,063
	Technology Hardware, Storage & Peripherals — 0.3%
6,747	CompoSecure, Inc., Class A (a)	129,003
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 1.0%
969	Carter’s, Inc.	$27,675
8,045	G-III Apparel Group Ltd. (a)	217,215
413	Kontoor Brands, Inc.	31,904
1,026	Movado Group, Inc.	18,745
1,479	PVH Corp.	124,709
		420,248
	Tobacco — 0.7%
1,956	Turning Point Brands, Inc.	194,622
1,863	Universal Corp.	104,235
		298,857
	Trading Companies & Distributors — 2.4%
1,170	Applied Industrial Technologies, Inc.	308,389
2,091	Boise Cascade Co.	181,917
6,874	DNOW, Inc. (a)	109,984
2,150	DXP Enterprises, Inc. (a)	268,492
17,921	Hudson Technologies, Inc. (a)	182,077
		1,050,859
	Total Common Stocks	43,601,718
	(Cost $39,786,350)
MONEY MARKET FUNDS — 0.2%
101,161	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (f)	101,161
	(Cost $101,161)

	Total Investments — 100.0%	43,702,879
	(Cost $39,887,511)
	Net Other Assets and Liabilities — (0.0)%	(7,138)
	Net Assets — 100.0%	$43,695,741

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2E - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At August 31, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 371,353	$ 371,353	$ —	$ —**
Other Industry Categories*	43,230,365	43,230,365	—	—
Money Market Funds	101,161	101,161	—	—
Total Investments	$43,702,879	$43,702,879	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 98.9%
	Aerospace & Defense — 1.8%
2,252	AeroVironment, Inc. (b)	$543,520
5,067	BWX Technologies, Inc.	821,057
20,276	Leonardo DRS, Inc.	844,698
		2,209,275
	Biotechnology — 8.6%
66,335	89bio, Inc. (b)	599,005
5,338	AbbVie, Inc.	1,123,115
92,899	Amicus Therapeutics, Inc. (b)	705,103
1,806	Argenx SE (EUR) (b)	1,276,161
3,605	Ascendis Pharma A/S, ADR (b)	700,343
22,263	Halozyme Therapeutics, Inc. (b)	1,628,539
2,384	Madrigal Pharmaceuticals, Inc. (b)	1,043,834
15,433	Mirum Pharmaceuticals, Inc. (b)	1,140,036
9,015	Neurocrine Biosciences, Inc. (b)	1,258,494
2,252	Vertex Pharmaceuticals, Inc. (b)	880,577
		10,355,207
	Broadline Retail — 6.7%
32,938	Amazon.com, Inc. (b)	7,542,802
247	MercadoLibre, Inc. (b)	610,809
		8,153,611
	Capital Markets — 1.9%
4,504	Coinbase Global, Inc., Class A (b)	1,371,648
7,758	Tradeweb Markets, Inc., Class A	957,027
		2,328,675
	Communications Equipment — 1.0%
9,015	Arista Networks, Inc. (b)	1,230,998
	Consumer Staples Distribution & Retail — 0.6%
15,772	Maplebear, Inc. (b)	684,032
	Electric Utilities — 3.7%
5,659	Constellation Energy Corp.	1,742,859
21,496	NextEra Energy, Inc.	1,548,787
15,772	Oklo, Inc. (b)	1,161,450
		4,453,096
	Electrical Equipment — 8.0%
5,581	Eaton Corp. PLC	1,948,550
1,608	GE Vernova, Inc.	985,656
20,625	NuScale Power Corp. (b)	714,656
15,340	Schneider Electric SE (EUR)	3,769,631
20,969	Siemens Energy AG (EUR) (b)	2,225,520
		9,644,013
	Energy Equipment & Services — 0.9%
16,898	Baker Hughes Co.	767,169
33,795	Liberty Energy, Inc.	380,194
		1,147,363
	Entertainment — 1.1%
1,143	Netflix, Inc. (b)	1,381,030
	Financial Services — 4.2%
727	Adyen N.V. (EUR) (b) (c) (d)	1,219,988
14,236	Block, Inc. (b)	1,133,755
Shares	Description	Value

	Financial Services (Continued)
37,748	Toast, Inc., Class A (b)	$1,702,435
2,807	Visa, Inc., Class A	987,446
		5,043,624
	Ground Transportation — 1.9%
171,765	Grab Holdings Ltd., Class A (b)	857,107
15,916	Uber Technologies, Inc. (b)	1,492,125
		2,349,232
	Health Care Equipment & Supplies — 1.1%
2,812	Intuitive Surgical, Inc. (b)	1,330,906
	Hotels, Restaurants & Leisure — 0.6%
5,261	Airbnb, Inc., Class A (b)	686,718
	Interactive Media & Services — 6.6%
19,680	Alphabet, Inc., Class A	4,190,069
3,217	Meta Platforms, Inc., Class A	2,376,398
24,216	Pinterest, Inc., Class A (b)	887,032
2,479	Reddit, Inc., Class A (b)	557,973
		8,011,472
	IT Services — 4.8%
8,143	Akamai Technologies, Inc. (b)	644,356
27,375	IONOS Group SE (EUR) (b)	1,221,798
2,815	MongoDB, Inc. (b)	888,442
9,015	Okta, Inc. (b)	836,321
15,420	Shopify, Inc., Class A (b)	2,178,538
		5,769,455
	Metals & Mining — 0.5%
2,369	Carpenter Technology Corp.	570,645
	Pharmaceuticals — 3.7%
4,957	Eli Lilly & Co.	3,631,399
9,578	Merck & Co., Inc.	805,701
		4,437,100
	Semiconductors & Semiconductor Equipment — 17.5%
6,756	Advanced Micro Devices, Inc. (b)	1,098,729
11,267	Broadcom, Inc.	3,350,693
78,865	indie Semiconductor, Inc., Class A (b)	357,258
20,165	Marvell Technology, Inc.	1,267,673
19,373	Micron Technology, Inc.	2,305,581
47,315	NVIDIA Corp.	8,241,327
17,119	QUALCOMM, Inc.	2,751,537
16,898	Rambus, Inc. (b)	1,246,565
31,828	Rigetti Computing, Inc. (b)	516,568
		21,135,931
	Software — 22.3%
6,623	Agilysys, Inc. (b)	722,702
5,184	Atlassian Corp., Class A (b)	921,612
56,330	Cellebrite DI Ltd. (b)	923,812
10,312	Confluent, Inc., Class A (b)	204,796
3,980	CyberArk Software Ltd. (b)	1,803,975
6,886	Datadog, Inc., Class A (b)	941,179
25,762	Dynatrace, Inc. (b)	1,303,557
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software (Continued)
19,713	Intapp, Inc. (b)	$906,601
8,167	Microsoft Corp.	4,138,137
3,378	Monday.com Ltd. (b)	651,954
27,039	Oracle Corp.	6,114,329
6,237	Palo Alto Networks, Inc. (b)	1,188,273
34,239	Sage Group (The) PLC (GBP)	502,807
49,596	SEMrush Holdings, Inc., Class A (b)	391,808
3,152	ServiceNow, Inc. (b)	2,891,834
3,296	SPS Commerce, Inc. (b)	363,549
1,016	Synopsys, Inc. (b)	613,176
5,630	Workday, Inc., Class A (b)	1,299,517
3,860	Zscaler, Inc. (b)	1,069,413
		26,953,031
	Technology Hardware, Storage & Peripherals — 0.7%
19,150	IonQ, Inc. (b)	818,471
	Trading Companies & Distributors — 0.7%
17,186	Xometry, Inc., Class A (b)	850,363
	Total Common Stocks	119,544,248
	(Cost $103,709,983)
MONEY MARKET FUNDS — 1.1%
1,291,376	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (e)	1,291,376
	(Cost $1,291,376)

	Total Investments — 100.0%	120,835,624
	(Cost $105,001,359)
	Net Other Assets and Liabilities — (0.0)%	(31,579)
	Net Assets — 100.0%	$120,804,045

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
GBP	– British Pound Sterling

Country Allocation†	% of Net Assets
United States	84.1%
France	3.1
Germany	2.8
Israel	2.8
Netherlands	2.1
Canada	1.8
Ireland	1.6
Cayman Islands	0.7
Denmark	0.6
United Kingdom	0.4
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.
††	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 119,544,248	$ 119,544,248	$ —	$ —
Money Market Funds	1,291,376	1,291,376	—	—
Total Investments	$120,835,624	$120,835,624	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 8.5%
6,096	Arista Networks, Inc. (a)	$832,409
19,219	Cisco Systems, Inc.	1,327,841
247	F5, Inc. (a)	77,345
810	Motorola Solutions, Inc.	382,693
		2,620,288
	Electronic Equipment, Instruments & Components — 3.6%
5,870	Amphenol Corp., Class A	639,008
390	CDW Corp.	64,256
1,417	Corning, Inc.	94,981
418	Jabil, Inc.	85,619
141	Teledyne Technologies, Inc. (a)	75,882
986	Trimble, Inc. (a)	79,689
241	Zebra Technologies Corp., Class A (a)	76,419
		1,115,854
	Entertainment — 7.8%
1,047	Netflix, Inc. (a)	1,265,038
8,725	Walt Disney (The) Co.	1,032,865
2,668	Warner Music Group Corp., Class A	88,978
		2,386,881
	Financial Services — 8.3%
389	Jack Henry & Associates, Inc.	63,508
2,159	Mastercard, Inc., Class A	1,285,231
3,461	Visa, Inc., Class A	1,217,511
		2,566,250
	Interactive Media & Services — 9.8%
7,361	Alphabet, Inc., Class A	1,567,231
1,952	Meta Platforms, Inc., Class A	1,441,942
		3,009,173
	IT Services — 3.8%
161	Gartner, Inc. (a)	40,442
385	GoDaddy, Inc., Class A (a)	57,099
4,413	International Business Machines Corp.	1,074,521
		1,172,062
	Media — 1.1%
670	Charter Communications, Inc., Class A (a)	177,939
1,278	Fox Corp., Class A	76,297
956	Omnicom Group, Inc.	74,883
		329,119
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 17.3%
5,222	Broadcom, Inc.	$1,552,971
642	KLA Corp.	559,824
6,208	Lam Research Corp.	621,731
106	Monolithic Power Systems, Inc.	88,590
9,356	NVIDIA Corp.	1,629,628
5,292	QUALCOMM, Inc.	850,583
		5,303,327
	Software — 29.9%
2,069	Adobe, Inc. (a)	738,012
1,642	AppLovin Corp., Class A (a)	785,845
1,039	Autodesk, Inc. (a)	326,973
1,472	Bentley Systems, Inc., Class B	81,917
1,326	Cadence Design Systems, Inc. (a)	464,670
1,209	Crowdstrike Holdings, Inc., Class A (a)	512,253
3,714	Fortinet, Inc. (a)	292,552
2,466	Gen Digital, Inc.	74,473
1,353	Intuit, Inc.	902,451
2,747	Microsoft Corp.	1,391,878
7,637	Oracle Corp.	1,726,955
3,237	Palo Alto Networks, Inc. (a)	616,713
522	Roper Technologies, Inc.	274,734
1,007	ServiceNow, Inc. (a)	923,882
122	Tyler Technologies, Inc. (a)	68,671
		9,181,979
	Technology Hardware, Storage & Peripherals — 5.3%
6,295	Apple, Inc.	1,461,321
4,065	Hewlett Packard Enterprise Co.	91,747
708	NetApp, Inc.	79,856
		1,632,924
	Wireless Telecommunication Services — 4.3%
5,220	T-Mobile US, Inc.	1,315,388
	Total Common Stocks	30,633,245
	(Cost $24,968,135)
MONEY MARKET FUNDS — 0.3%
80,847	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (b)	80,847
	(Cost $80,847)

	Total Investments — 100.0%	30,714,092
	(Cost $25,048,982)
	Net Other Assets and Liabilities — 0.0%	2,296
	Net Assets — 100.0%	$30,716,388

See Notes to Financial Statements

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
August 31, 2025
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,633,245	$ 30,633,245	$ —	$ —
Money Market Funds	80,847	80,847	—	—
Total Investments	$30,714,092	$30,714,092	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets — 99.8%
164,266	First Trust Alternative Absolute Return Strategy ETF (a)	$4,885,271
51,631	First Trust Global Tactical Commodity Strategy Fund (a)	1,317,623
68,937	First Trust Long/Short Equity ETF (a)	4,664,277
27,968	First Trust Low Duration Opportunities ETF (a)	1,387,492
100,193	First Trust Managed Futures Strategy Fund (a)	4,769,287
77,900	First Trust Merger Arbitrage ETF (a)	1,616,986
16,597	iShares 7-10 Year Treasury Bond ETF	1,595,802
27,275	iShares Gold Trust (b)	1,775,603

	Total Investments — 99.8%	22,012,341
	(Cost $21,119,980)
	Net Other Assets and Liabilities — 0.2%	42,396
	Net Assets — 100.0%	$22,054,737

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 22,012,341	$ 22,012,341	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
August 31, 2025

	First Trust Active Factor Large Cap ETF (AFLG)	First Trust Active Factor Mid Cap ETF (AFMC)	First Trust Active Factor Small Cap ETF (AFSM)
ASSETS:
Investments, at value - Unaffiliated	$398,452,854	$82,000,068	$43,702,879
Investments, at value - Affiliated	—	—	—
Total investments, at value	398,452,854	82,000,068	43,702,879
Cash	—	—	—
Due from broker	—	—	—
Receivables:
Dividends	403,107	100,093	14,049
Reclaims	273	—	265
Capital shares sold	—	—	1,618,327
Total Assets	398,856,234	82,100,161	45,335,520

LIABILITIES:
Payables:
Investment advisory fees	178,458	44,923	25,784
Investment securities purchased	—	—	1,613,995
Total Liabilities	178,458	44,923	1,639,779
NET ASSETS	$398,677,776	$82,055,238	$43,695,741

NET ASSETS consist of:
Paid-in capital	$371,789,997	$79,242,513	$42,781,475
Par value	106,000	24,500	13,500
Accumulated distributable earnings (loss)	26,781,779	2,788,225	900,766
NET ASSETS	$398,677,776	$82,055,238	$43,695,741
NET ASSET VALUE, per share	$37.61	$33.49	$32.37
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	10,600,002	2,450,002	1,350,002
Investments, at cost - Unaffiliated	$366,464,885	$75,970,310	$39,887,511
Investments, at cost - Affiliated	$—	$—	$—
Total investments, at cost	$366,464,885	$75,970,310	$39,887,511
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)	First Trust Expanded Technology ETF (XPND)	First Trust Multi-Strategy Alternative ETF (LALT)

$120,835,624	$30,714,092	$3,371,405
—	—	18,640,936
120,835,624	30,714,092	22,012,341
—	—	45,994
129,239	—	—

35,974	18,797	—
—	—	—
—	—	—
121,000,837	30,732,889	22,058,335

67,553	16,501	3,598
129,239	—	—
196,792	16,501	3,598
$120,804,045	$30,716,388	$22,054,737

$108,081,336	$28,138,759	$21,124,951
40,000	9,000	10,000
12,682,709	2,568,629	919,786
$120,804,045	$30,716,388	$22,054,737
$30.20	$34.13	$22.05
4,000,002	900,002	1,000,002
$105,001,359	$25,048,982	$2,997,885
$—	$—	$18,122,095
$105,001,359	$25,048,982	$21,119,980
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Year Ended August 31, 2025

	First Trust Active Factor Large Cap ETF (AFLG)	First Trust Active Factor Mid Cap ETF (AFMC)	First Trust Active Factor Small Cap ETF (AFSM)
INVESTMENT INCOME:
Dividends - Unaffiliated	$2,961,628	$818,139	$522,226
Dividends - Affiliated	—	—	—
Foreign withholding tax	(1,008)	—	(1,708)
Total investment income	2,960,620	818,139	520,518

EXPENSES:
Investment advisory fees	1,024,160	285,243	238,635
Excise tax expense	—	—	—
Total expenses	1,024,160	285,243	238,635
NET INVESTMENT INCOME (LOSS)	1,936,460	532,896	281,883

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(5,774,187)	(3,006,879)	(2,452,851)
Investments - Affiliated	—	—	—
In-kind redemptions - Unaffiliated	4,889,585	2,190,287	1,931,756
In-kind redemptions - Affiliated	—	—	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	(884,602)	(816,592)	(521,095)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	30,820,361	5,510,913	2,280,079
Investments - Affiliated	—	—	—
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	30,820,361	5,510,913	2,280,079
NET REALIZED AND UNREALIZED GAIN (LOSS)	29,935,759	4,694,321	1,758,984
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,872,219	$5,227,217	$2,040,867
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)	First Trust Expanded Technology ETF (XPND)	First Trust Multi-Strategy Alternative ETF (LALT)

$304,125	$195,702	$37,006
—	—	387,869
(4,354)	—	—
299,771	195,702	424,875

463,000	161,560	31,972
—	—	1,300
463,000	161,560	33,272
(163,229)	34,142	391,603

(2,234,513)	(162,485)	14,134
—	—	(72,799)
6,699,841	2,409,828	191,161
—	—	56,948
(86)	—	—
4,465,242	2,247,343	189,444

8,989,419	2,006,957	260,082
—	—	458,623
(8)	—	—
8,989,411	2,006,957	718,705
13,454,653	4,254,300	908,149
$13,291,424	$4,288,442	$1,299,752
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Active Factor Large Cap ETF (AFLG)		First Trust Active Factor Mid Cap ETF (AFMC)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$1,936,460	$77,024	$532,896	$81,220
Net realized gain (loss)	(884,602)	1,235,418	(816,592)	2,459,043
Net change in unrealized appreciation (depreciation)	30,820,361	641,259	5,510,913	(48,392)
Net increase (decrease) in net assets resulting from operations	31,872,219	1,953,701	5,227,217	2,491,871

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,236,126)	(60,871)	(390,260)	(66,210)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	396,380,052	15,771,837	76,031,161	26,091,409
Cost of shares redeemed	(46,662,472)	(4,484,731)	(13,041,366)	(20,575,596)
Net increase (decrease) in net assets resulting from shareholder transactions	349,717,580	11,287,106	62,989,795	5,515,813
Total increase (decrease) in net assets	380,353,673	13,179,936	67,826,752	7,941,474

NET ASSETS:
Beginning of period	18,324,103	5,144,167	14,228,486	6,287,012
End of period	$398,677,776	$18,324,103	$82,055,238	$14,228,486

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	200,002	450,002	250,002
Shares sold	11,400,000	500,000	2,400,000	900,000
Shares redeemed	(1,350,000)	(150,000)	(400,000)	(700,000)
Shares outstanding, end of period	10,600,002	550,002	2,450,002	450,002
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)		First Trust Innovation Leaders ETF (ILDR)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$281,883	$57,736	$(163,229)	$(81,337)
(521,095)	106,025	4,465,242	506,525
2,280,079	1,254,158	8,989,411	6,541,757
2,040,867	1,417,919	13,291,424	6,966,945

(228,345)	(48,515)	—	—

36,935,126	10,145,548	89,160,185	19,770,642
(10,334,808)	—	(21,794,952)	(2,079,413)
26,600,318	10,145,548	67,365,233	17,691,229
28,412,840	11,514,952	80,656,657	24,658,174

15,282,901	3,767,949	40,147,388	15,489,214
$43,695,741	$15,282,901	$120,804,045	$40,147,388

500,002	150,002	1,700,002	850,002
1,200,000	350,000	3,150,000	950,000
(350,000)	—	(850,000)	(100,000)
1,350,002	500,002	4,000,002	1,700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	First Trust Expanded Technology ETF (XPND)		First Trust Multi-Strategy Alternative ETF (LALT)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$34,142	$15,815	$391,603	$120,646
Net realized gain (loss)	2,247,343	875,249	189,444	(26,138)
Net change in unrealized appreciation (depreciation)	2,006,957	2,628,873	718,705	169,671
Net increase (decrease) in net assets resulting from operations	4,288,442	3,519,937	1,299,752	264,179

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(35,335)	(9,824)	(349,696)	(68,991)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,138,439	14,716,082	16,916,419	9,210,879
Cost of shares redeemed	(8,740,856)	(3,689,086)	(6,228,595)	—
Net increase (decrease) in net assets resulting from shareholder transactions	5,397,583	11,026,996	10,687,824	9,210,879
Total increase (decrease) in net assets	9,650,690	14,537,109	11,637,880	9,406,067

NET ASSETS:
Beginning of period	21,065,698	6,528,589	10,416,857	1,010,790
End of period	$30,716,388	$21,065,698	$22,054,737	$10,416,857

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	750,002	300,002	500,002	50,002
Shares sold	450,000	600,000	800,000	450,000
Shares redeemed	(300,000)	(150,000)	(300,000)	—
Shares outstanding, end of period	900,002	750,002	1,000,002	500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Active Factor Large Cap ETF (AFLG)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.32	$25.72	$23.49	$26.72	$20.99
Income from investment operations:
Net investment income (loss)	0.36 (a)	0.31 (a)	0.35 (a)	0.30	0.27
Net realized and unrealized gain (loss)	4.20	7.62	2.25	(3.26)	5.72
Total from investment operations	4.56	7.93	2.60	(2.96)	5.99
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.33)	(0.37)	(0.27)	(0.26)
Net asset value, end of period	$37.61	$33.32	$25.72	$23.49	$26.72
Total return (b)	13.76%	31.10%	11.22%	(11.18)%	28.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$398,678	$18,324	$5,144	$4,698	$4,007
Ratio of total expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	1.04%	1.04%	1.47%	1.24%	1.12%
Portfolio turnover rate (c)	37%	48%	55%	61%	70%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Mid Cap ETF (AFMC)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$31.62	$25.15	$22.20	$26.12	$18.37
Income from investment operations:
Net investment income (loss)	0.38 (a)	0.24 (a)	0.23 (a)	0.32	0.19
Net realized and unrealized gain (loss)	1.80	6.46	2.97	(3.96)	7.76
Total from investment operations	2.18	6.70	3.20	(3.64)	7.95
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.23)	(0.25)	(0.28)	(0.20)
Net asset value, end of period	$33.49	$31.62	$25.15	$22.20	$26.12
Total return (b)	6.96%	26.81%	14.59%	(14.04)%	43.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$82,055	$14,228	$6,287	$1,110	$1,306
Ratio of total expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.21%	0.84%	0.96%	1.21%	0.81%
Portfolio turnover rate (c)	52%	60%	49%	80%	80%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Small Cap ETF (AFSM)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$30.57	$25.12	$22.94	$26.72	$18.45
Income from investment operations:
Net investment income (loss)	0.26 (a)	0.22 (a)	0.31 (a)	0.25	0.05
Net realized and unrealized gain (loss)	1.75	5.46	2.17	(3.85)	8.30
Total from investment operations	2.01	5.68	2.48	(3.60)	8.35
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.23)	(0.30)	(0.18)	(0.08)
Net asset value, end of period	$32.37	$30.57	$25.12	$22.94	$26.72
Total return (b)	6.64%	22.72%	10.97%	(13.52)%	45.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$43,696	$15,283	$3,768	$2,294	$2,672
Ratio of total expenses to average net assets	0.75%	0.75%	0.75% (c)	0.75% (c)	0.75% (c)
Ratio of net investment income (loss) to average net assets	0.89%	0.81%	1.30% (c)	1.01% (c)	0.27% (c)
Portfolio turnover rate (d)	65%	79%	59%	73%	86%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Innovation Leaders ETF (ILDR)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$23.62	$18.22	$15.18	$22.95	$20.07
Income from investment operations:
Net investment income (loss)	(0.07) (b)	(0.07) (b)	(0.04) (b)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	6.65	5.47	3.08	(7.66)	2.90
Total from investment operations	6.58	5.40	3.04	(7.74)	2.88
Distributions paid to shareholders from:
Net investment income	—	—	—	(0.00) (c)	—
Net realized gain	—	—	—	(0.03)	—
Total distributions	—	—	—	(0.03)	—
Net asset value, end of period	$30.20	$23.62	$18.22	$15.18	$22.95
Total return (d)	27.86%	29.64%	20.03%	(33.75)%	14.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$120,804	$40,147	$15,489	$3,036	$3,443
Ratio of total expenses to average net assets	0.75%	0.75% (e)	0.75%	0.75%	0.75% (f)
Ratio of net investment income (loss) to average net assets	(0.26)%	(0.32)% (e)	(0.24)%	(0.51)%	(0.49)% (f)
Portfolio turnover rate (g)	57%	43%	51%	58%	9%

(a)	Inception date is May 25, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Expanded Technology ETF (XPND)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$28.09	$21.76	$17.00	$21.87	$20.18
Income from investment operations:
Net investment income (loss)	0.04 (b)	0.03 (b)	0.06 (b)	0.04	(0.00) (c)
Net realized and unrealized gain (loss)	6.05	6.32	4.77	(4.89)	1.69
Total from investment operations	6.09	6.35	4.83	(4.85)	1.69
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.02)	(0.07)	(0.02)	—
Net asset value, end of period	$34.13	$28.09	$21.76	$17.00	$21.87
Total return (d)	21.68%	29.18%	28.55%	(22.19)%	8.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,716	$21,066	$6,529	$15,300	$16,399
Ratio of total expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65% (e)
Ratio of net investment income (loss) to average net assets	0.14%	0.11%	0.36%	0.19%	(0.03)% (e)
Portfolio turnover rate (f)	71%	61%	81%	88%	0%

(a)	Inception date is June 14, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Multi-Strategy Alternative ETF (LALT)

	Year Ended		Period Ended 8/31/2023 (a)
	8/31/2025	8/31/2024
Net asset value, beginning of period	$20.83	$20.21	$20.01
Income from investment operations:
Net investment income (loss) (b)	0.52	0.49	0.23
Net realized and unrealized gain (loss)	1.20	0.59	0.06
Total from investment operations	1.72	1.08	0.29
Distributions paid to shareholders from:
Net investment income	(0.50)	(0.46)	(0.09)
Net asset value, end of period	$22.05	$20.83	$20.21
Total return (c)	8.37%	5.49%	1.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,055	$10,417	$1,011
Ratio of total expenses to average net assets (d)	0.21% (e)	0.20%	0.20% (f)
Ratio of net investment income (loss) to average net assets (d)	2.45%	2.39%	1.97% (f)
Portfolio turnover rate (g)	31%	21%	17%

(a)	Inception date is January 31, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.20%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the six funds (each a “Fund” and collectively, the “Funds”). AFLG, AFMC and AFSM are each a diversified series of the Trust, and ILDR, XPND and LALT are each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Active Factor Large Cap ETF – (ticker “AFLG”)
First Trust Active Factor Mid Cap ETF – (ticker “AFMC”)
First Trust Active Factor Small Cap ETF – (ticker “AFSM”)
First Trust Innovation Leaders ETF – (ticker “ILDR”)
First Trust Expanded Technology ETF – (ticker “XPND”)
First Trust Multi-Strategy Alternative ETF – (ticker “LALT”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. AFLG, AFMC, AFSM, and ILDR’s investment objective seeks to provide capital appreciation. XPND’s investment objective seeks to provide long-term capital appreciation. LALT’s investment objective is long-term total return.
Under normal market conditions, AFLG will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.
Under normal market conditions, AFMC will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.
Under normal market conditions, AFSM will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.
Under normal market conditions, ILDR will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation.
Under normal market conditions, XPND will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund’s investment advisor as either information technology companies or financial companies and communication services companies whose operations are principally derived from and/or dependent upon technology.
Under normal market conditions, LALT allocates its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) over various market cycles.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of August 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Affiliated Transactions
LALT invests in securities of affiliated funds. LALT’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	164,266	$2,207,643	$3,799,998	$(1,341,704)	$269,926	$(50,592)	$4,885,271	$97,095
First Trust BuyWrite Income ETF	—	—	1,043,549	(1,004,369)	—	(39,180)	—	19,836
First Trust Global Tactical Commodity Strategy Fund	51,631	497,747	1,678,678	(865,826)	19,822	(12,798)	1,317,623	11,189
First Trust Long/Short Equity ETF	68,937	2,256,254	3,859,874	(1,636,823)	90,344	94,628	4,664,277	47,006
First Trust Low Duration Opportunities ETF	27,968	—	1,720,432	(345,752)	13,380	(568)	1,387,492	21,421
First Trust Managed Futures Strategy Fund	100,193	2,166,653	3,849,091	(1,265,925)	37,779	(18,311)	4,769,287	135,295
First Trust Merger Arbitrage ETF	77,900	530,786	1,520,363	(489,387)	47,945	7,279	1,616,986	10,403
First Trust Smith Unconstrained Bond ETF	—	1,319,394	1,489,372	(2,791,884)	(20,573)	3,691	—	45,624
		$8,978,477	$18,961,357	$(9,741,670)	$458,623	$(15,851)	$18,640,936	$387,869
E. Restricted Securities
As of August 31, 2025, AFSM held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Active Factor Large Cap ETF	$1,236,126	$—	$—
First Trust Active Factor Mid Cap ETF	390,260	—	—
First Trust Active Factor Small Cap ETF	228,345	—	—
First Trust Innovation Leaders ETF	—	—	—
First Trust Expanded Technology ETF	35,335	—	—
First Trust Multi-Strategy Alternative ETF	349,696	—	—
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Active Factor Large Cap ETF	$60,871	$—	$—
First Trust Active Factor Mid Cap ETF	66,210	—	—
First Trust Active Factor Small Cap ETF	48,515	—	—
First Trust Innovation Leaders ETF	—	—	—
First Trust Expanded Technology ETF	9,824	—	—
First Trust Multi-Strategy Alternative ETF	68,991	—	—
As of August 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Active Factor Large Cap ETF	$731,172	$(3,536,528)	$29,587,135
First Trust Active Factor Mid Cap ETF	168,252	(2,220,179)	4,840,152
First Trust Active Factor Small Cap ETF	70,467	(2,559,723)	3,390,022
First Trust Innovation Leaders ETF	(116,228)	(1,583,839)	14,382,776
First Trust Expanded Technology ETF	6,192	(3,087,027)	5,649,464
First Trust Multi-Strategy Alternative ETF	96,648	(39,263)	862,401
G. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For AFLG, AFMC, AFSM, ILDR and XPND, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For LALT, the taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Active Factor Large Cap ETF	$3,536,528
First Trust Active Factor Mid Cap ETF	2,220,179
First Trust Active Factor Small Cap ETF	2,559,723
First Trust Innovation Leaders ETF	1,583,839
First Trust Expanded Technology ETF	3,087,027
First Trust Multi-Strategy Alternative ETF	39,263
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Innovation Leaders ETF	$116,228	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Active Factor Large Cap ETF	$—	$(4,470,245)	$4,470,245
First Trust Active Factor Mid Cap ETF	—	(2,027,956)	2,027,956
First Trust Active Factor Small Cap ETF	—	(1,837,308)	1,837,308
First Trust Innovation Leaders ETF	110,618	(6,522,278)	6,411,660
First Trust Expanded Technology ETF	—	(2,403,393)	2,403,393
First Trust Multi-Strategy Alternative ETF	(2,879)	(232,841)	235,720

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Active Factor Large Cap ETF	$368,865,719	$41,975,977	$(12,388,842)	$29,587,135
First Trust Active Factor Mid Cap ETF	77,159,916	8,684,506	(3,844,354)	4,840,152
First Trust Active Factor Small Cap ETF	40,312,857	6,130,014	(2,739,992)	3,390,022
First Trust Innovation Leaders ETF	106,452,848	17,916,652	(3,533,876)	14,382,776
First Trust Expanded Technology ETF	25,064,628	6,304,290	(654,826)	5,649,464
First Trust Multi-Strategy Alternative ETF	21,149,940	956,231	(93,830)	862,401
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
I. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	AFLG	AFMC	AFSM	XPND	LALT
Fund net assets up to and including $2.5 billion	0.55000%	0.65000%	0.75000%	0.65000%	0.20000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.63375%	0.73125%	0.63375%	0.19500%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.61750%	0.71250%	0.61750%	0.19000%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.60125%	0.69375%	0.60125%	0.18500%
Fund net assets greater than $10 billion up to and including $15 billion	0.49500%	0.58500%	0.67500%	0.58500%	0.18000%
Fund net assets greater than $15 billion	0.46750%	0.55250%	0.63750%	0.55250%	0.17000%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Breakpoints	ILDR
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
In addition, LALT incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents LALT’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Active Factor Large Cap ETF	$71,291,565	$70,990,239
First Trust Active Factor Mid Cap ETF	22,839,211	22,753,165
First Trust Active Factor Small Cap ETF	20,663,147	20,584,260
First Trust Innovation Leaders ETF	36,141,220	36,653,820
First Trust Expanded Technology ETF	17,611,709	17,622,289
First Trust Multi-Strategy Alternative ETF	5,044,743	5,007,542
For the fiscal year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Active Factor Large Cap ETF	$396,040,353	$46,581,898
First Trust Active Factor Mid Cap ETF	75,929,923	13,027,654
First Trust Active Factor Small Cap ETF	36,861,384	10,327,082
First Trust Innovation Leaders ETF	88,571,941	21,781,765
First Trust Expanded Technology ETF	14,102,020	8,716,768
First Trust Multi-Strategy Alternative ETF	16,897,265	6,218,282
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Active Factor Large Cap ETF, First Trust Active Factor Mid Cap ETF, First Trust Active Factor Small Cap ETF, First Trust Innovation Leaders ETF, First Trust Expanded Technology ETF, and First Trust Multi-Strategy Alternative ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Financial Highlights
First Trust Active Factor Large Cap ETF First Trust Active Factor Mid Cap ETF First Trust Active Factor Small Cap ETF	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
First Trust Innovation Leaders ETF	For the years ended August 31, 2025, 2024, 2023, 2022, and for the period from May 25, 2021 (commencement of investment operations) through August 31, 2021
First Trust Expanded Technology ETF	For the years ended August 31, 2025, 2024, 2023, 2022, and for the period from June 14, 2021 (commencement of investment operations) through August 31, 2021
First Trust Multi-Strategy Alternative ETF	For the years ended August 31, 2025, 2024, and for the period from January 31, 2023 (commencement of investment operations) through August 31, 2023
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund VIII funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $56,046. This figure is comprised of $2,475 paid (or to be paid) in fixed compensation and $53,571 paid (or to be paid) in variable compensation. There were a total of 26 beneficiaries of the remuneration described above. Those amounts include $24,782 paid (or to be paid) to senior management of First Trust Advisors L.P. and $31,264 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Active Factor Large Cap ETF (AFLG)
First Trust Active Factor Mid Cap ETF (AFMC)
First Trust Active Factor Small Cap ETF (AFSM)
First Trust Expanded Technology ETF (XPND)
First Trust Innovation Leaders ETF (ILDR)
First Trust Multi-Strategy Alternative ETF (LALT)
The Board approved the continuation of the applicable Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the applicable Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the applicable Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the applicable Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. The Board noted that each Fund is an actively-managed ETF. For AFLG, AFMC, AFSM and LALT, the Board noted that the Advisor’s Investment Committee is responsible for the day-to-day management of each Fund’s investments. The Board also noted that the Advisor’s Strategy Research Group is responsible for the day-to-day management of XPND’s and ILDR’s investments. The Board considered the background and experience of the members of the Investment Committee and the Strategy Research Group and noted the Board’s prior meetings with members of the Investment Committee and the Strategy Research Group. The Board considered the Advisor’s statement that it applies the same oversight model internally with its Strategy Research Group as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective(s), policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In addition to the written materials provided by the Advisor, at the April 22, 2025 meeting, the Board also received a presentation from representatives of the Advisor’s Investment Committee, who discussed the services the Investment Committee provides to AFLG, AFMC and AFSM, including the Investment Committee’s day-to-day management of the Funds’ investments. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective(s), policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because LALT invests in underlying funds, including ETFs in the First Trust Fund Complex, the Fund incurs acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying funds. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each of AFLG, AFMC and AFSM was above the median total (net) expense ratio of the peer funds in its respective Expense Group and that the total (net) expense ratio for each of XPND and ILDR was equal to the median total (net) expense ratio of the peer funds in its respective Expense Group. The Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for LALT was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its Expense Group. The Board also noted that the total (net) expense ratio (including acquired fund fees and expenses) for LALT was below the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in its Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information comparing each Fund’s performance for one or more periods ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that AFLG outperformed its Performance Universe median for the one-, three- and five-year periods ended December 31, 2024, outperformed its benchmark index for the one-year period ended December 31, 2024 and underperformed its benchmark index for the three- and five-year periods ended December 31, 2024. The Board noted that AFMC outperformed its Performance Universe median for the one-, three- and five-year periods ended December 31, 2024, outperformed its benchmark index for the one- and three-year periods ended December 31, 2024 and underperformed its benchmark index for the five-year period ended December 31, 2024. The Board noted that AFSM underperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2024 and outperformed its Performance Universe median and benchmark index for the three- and five-year periods ended December 31, 2024. The Board noted that XPND outperformed its Performance Universe median for the one- and three-year periods ended December 31, 2024 and underperformed its benchmark index for the one- and three-year periods ended December 31, 2024. The Board noted that ILDR outperformed its Performance Universe median for the one-year period ended December 31, 2024, underperformed its benchmark index for the one-year period ended December 31, 2024 and underperformed its Performance Universe median and benchmark index for the three-year period ended December 31, 2024. The Board noted that LALT outperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2024.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. In addition, the Board considered that the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
Advisor, as the investment advisor to the underlying ETFs in which LALT invests, will recognize additional revenue from the underlying ETFs if investment by LALT causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
For the taxable year ended August 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Active Factor Large Cap ETF	100.00%
First Trust Active Factor Mid Cap ETF	100.00%
First Trust Active Factor Small Cap ETF	100.00%
First Trust Innovation Leaders ETF	0.00%
First Trust Expanded Technology ETF	100.00%
First Trust Multi-Strategy Alternative ETF	0.00%
For the taxable year ended August 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Active Factor Large Cap ETF	100.00%
First Trust Active Factor Mid Cap ETF	100.00%
First Trust Active Factor Small Cap ETF	100.00%
First Trust Innovation Leaders ETF	0.00%
First Trust Expanded Technology ETF	100.00%
First Trust Multi-Strategy Alternative ETF	0.00%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended August 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Buffer ETF - January (FJAN)
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
FT Vest U.S. Equity Buffer ETF - February (FFEB)
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
FT Vest U.S. Equity Buffer ETF - March (FMAR)
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
FT Vest U.S. Equity Buffer ETF - April (FAPR)
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
FT Vest U.S. Equity Buffer ETF - May (FMAY)
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
FT Vest U.S. Equity Buffer ETF - June (FJUN)
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
FT Vest U.S. Equity Buffer ETF - July (FJUL)
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
FT Vest U.S. Equity Buffer ETF - August (FAUG)
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
FT Vest U.S. Equity Buffer ETF - September (FSEP)
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
FT Vest U.S. Equity Buffer ETF - October (FOCT)
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
FT Vest U.S. Equity Buffer ETF - November (FNOV)
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
FT Vest U.S. Equity Buffer ETF - December (FDEC)
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
FT Vest Buffered Allocation Defensive ETF (BUFT)
FT Vest Buffered Allocation Growth ETF (BUFG)

First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
7,059,996	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$7,059,996
	(Cost $7,059,996)
	Total Investments — 0.7%	7,059,996
	(Cost $7,059,996)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.4%
	Call Options Purchased — 99.9%
17,548	SPDR® S&P 500® ETF Trust	$1,131,933,740	$5.98	01/16/26	1,116,408,849
	(Cost $1,029,989,622)
	Put Options Purchased — 1.5%
17,548	SPDR® S&P 500® ETF Trust	1,131,933,740	597.58	01/16/26	17,058,937
	(Cost $49,855,298)
	Total Purchased Options				1,133,467,786
	(Cost $1,079,844,920)
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (1.3)%
(17,548)	SPDR® S&P 500® ETF Trust	(1,131,933,740)	682.20	01/16/26	(14,331,101)
	(Premiums received $14,244,012)
	Put Options Written — (0.7)%
(17,548)	SPDR® S&P 500® ETF Trust	(1,131,933,740)	537.82	01/16/26	(7,807,105)
	(Premiums received $26,315,322)
	Total Written Options				(22,138,206)
	(Premiums received $40,559,334)
	Net Other Assets and Liabilities — (0.1)%				(774,090)
	Net Assets — 100.0%				$1,117,615,486

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,059,996	$7,059,996	$—	$—
Purchased Options	1,133,467,786	—	1,133,467,786	—
Total	$1,140,527,782	$7,059,996	$1,133,467,786	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,138,206)	$—	$(22,138,206)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,213,140	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,213,140
	(Cost $2,213,140)
	Total Investments — 0.6%	2,213,140
	(Cost $2,213,140)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 100.7%
5,545	SPDR® S&P 500® ETF Trust	$357,680,225	$5.97	01/16/26	352,779,942
	(Cost $326,644,617)
	Put Options Purchased — 1.0%
5,545	SPDR® S&P 500® ETF Trust	357,680,225	567.70	01/16/26	3,614,287
	(Cost $12,088,048)
	Total Purchased Options				356,394,229
	(Cost $338,732,665)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (2.0)%
(5,545)	SPDR® S&P 500® ETF Trust	(357,680,225)	669.94	01/16/26	(7,157,874)
	(Premiums received $6,298,940)
	Put Options Written — (0.2)%
(5,545)	SPDR® S&P 500® ETF Trust	(357,680,225)	418.31	01/16/26	(772,419)
	(Premiums received $2,345,142)
	Total Written Options				(7,930,293)
	(Premiums received $8,644,082)
	Net Other Assets and Liabilities — (0.1)%				(243,375)
	Net Assets — 100.0%				$350,433,701

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,213,140	$2,213,140	$—	$—
Purchased Options	356,394,229	—	356,394,229	—
Total	$358,607,369	$2,213,140	$356,394,229	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,930,293)	$—	$(7,930,293)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
7,724,365	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$7,724,365
	(Cost $7,724,365)
	Total Investments — 0.7%	7,724,365
	(Cost $7,724,365)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 100.0%
17,146	SPDR® S&P 500® ETF Trust	$1,106,002,730	$6.00	02/20/26	1,091,420,914
	(Cost $1,003,874,664)
	Put Options Purchased — 1.9%
17,146	SPDR® S&P 500® ETF Trust	1,106,002,730	599.94	02/20/26	20,803,928
	(Cost $51,272,094)
	Total Purchased Options				1,112,224,842
	(Cost $1,055,146,758)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (1.6)%
(17,146)	SPDR® S&P 500® ETF Trust	(1,106,002,730)	686.93	02/20/26	(17,504,351)
	(Premiums received $11,306,303)
	Put Options Written — (0.9)%
(17,146)	SPDR® S&P 500® ETF Trust	(1,106,002,730)	539.95	02/20/26	(10,190,897)
	(Premiums received $26,805,858)
	Total Written Options				(27,695,248)
	(Premiums received $38,112,161)
	Net Other Assets and Liabilities — (0.1)%				(755,024)
	Net Assets — 100.0%				$1,091,498,935

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,724,365	$7,724,365	$—	$—
Purchased Options	1,112,224,842	—	1,112,224,842	—
Total	$1,119,949,207	$7,724,365	$1,112,224,842	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(27,695,248)	$—	$(27,695,248)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,852,624	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,852,624
	(Cost $2,852,624)
	Total Investments — 0.7%	2,852,624
	(Cost $2,852,624)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 100.8%
6,439	SPDR® S&P 500® ETF Trust	$415,347,695	$5.99	02/20/26	409,877,958
	(Cost $371,878,349)
	Put Options Purchased — 1.3%
6,439	SPDR® S&P 500® ETF Trust	415,347,695	569.94	02/20/26	5,443,659
	(Cost $17,745,501)
	Total Purchased Options				415,321,617
	(Cost $389,623,850)
WRITTEN OPTIONS — (2.7)%
	Call Options Written — (2.4)%
(6,439)	SPDR® S&P 500® ETF Trust	(415,347,695)	673.79	02/20/26	(9,997,062)
	(Premiums received $5,285,428)
	Put Options Written — (0.3)%
(6,439)	SPDR® S&P 500® ETF Trust	(415,347,695)	419.96	02/20/26	(1,229,141)
	(Premiums received $3,187,972)
	Total Written Options				(11,226,203)
	(Premiums received $8,473,400)
	Net Other Assets and Liabilities — (0.1)%				(276,719)
	Net Assets — 100.0%				$406,671,319

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,852,624	$2,852,624	$—	$—
Purchased Options	415,321,617	—	415,321,617	—
Total	$418,174,241	$2,852,624	$415,321,617	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,226,203)	$—	$(11,226,203)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
6,535,171	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$6,535,171
	(Cost $6,535,171)
	Total Investments — 0.7%	6,535,171
	(Cost $6,535,171)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.7%
	Call Options Purchased — 104.1%
14,392	SPDR® S&P 500® ETF Trust	$928,355,960	$5.64	03/20/26	914,756,096
	(Cost $797,159,914)
	Put Options Purchased — 1.6%
14,392	SPDR® S&P 500® ETF Trust	928,355,960	563.98	03/20/26	13,486,311
	(Cost $46,633,461)
	Total Purchased Options				928,242,407
	(Cost $843,793,375)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (5.5)%
(14,392)	SPDR® S&P 500® ETF Trust	(928,355,960)	647.39	03/20/26	(48,395,403)
	(Premiums received $12,270,965)
	Put Options Written — (0.8)%
(14,392)	SPDR® S&P 500® ETF Trust	(928,355,960)	507.58	03/20/26	(7,312,719)
	(Premiums received $23,862,326)
	Total Written Options				(55,708,122)
	(Premiums received $36,133,291)
	Net Other Assets and Liabilities — (0.1)%				(629,514)
	Net Assets — 100.0%				$878,439,942

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,535,171	$6,535,171	$—	$—
Purchased Options	928,242,407	—	928,242,407	—
Total	$934,777,578	$6,535,171	$928,242,407	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(55,708,122)	$—	$(55,708,122)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,647,175	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,647,175
	(Cost $2,647,175)
	Total Investments — 0.7%	2,647,175
	(Cost $2,647,175)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.6%
	Call Options Purchased — 105.4%
5,944	SPDR® S&P 500® ETF Trust	$383,417,720	$5.63	03/20/26	377,806,643
	(Cost $328,153,032)
	Put Options Purchased — 1.2%
5,944	SPDR® S&P 500® ETF Trust	383,417,720	535.78	03/20/26	4,078,535
	(Cost $16,600,996)
	Total Purchased Options				381,885,178
	(Cost $344,754,028)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (6.9)%
(5,944)	SPDR® S&P 500® ETF Trust	(383,417,720)	635.72	03/20/26	(24,775,365)
	(Premiums received $4,538,065)
	Put Options Written — (0.3)%
(5,944)	SPDR® S&P 500® ETF Trust	(383,417,720)	394.79	03/20/26	(1,137,444)
	(Premiums received $7,012,841)
	Total Written Options				(25,912,809)
	(Premiums received $11,550,906)
	Net Other Assets and Liabilities — (0.1)%				(247,189)
	Net Assets — 100.0%				$358,372,355

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,647,175	$2,647,175	$—	$—
Purchased Options	381,885,178	—	381,885,178	—
Total	$384,532,353	$2,647,175	$381,885,178	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,912,809)	$—	$(25,912,809)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
6,812,403	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$6,812,403
	(Cost $6,812,403)
	Total Investments — 0.8%	6,812,403
	(Cost $6,812,403)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.4%
	Call Options Purchased — 108.2%
14,695	SPDR® S&P 500® ETF Trust	$947,900,975	$5.26	04/17/26	934,769,670
	(Cost $766,777,918)
	Put Options Purchased — 1.2%
14,695	SPDR® S&P 500® ETF Trust	947,900,975	526.41	04/17/26	10,375,992
	(Cost $52,607,052)
	Total Purchased Options				945,145,662
	(Cost $819,384,970)
WRITTEN OPTIONS — (10.1)%
	Call Options Written — (9.4)%
(14,695)	SPDR® S&P 500® ETF Trust	(947,900,975)	621.90	04/17/26	(81,347,846)
	(Premiums received $18,099,653)
	Put Options Written — (0.7)%
(14,695)	SPDR® S&P 500® ETF Trust	(947,900,975)	473.77	04/17/26	(6,157,352)
	(Premiums received $30,692,266)
	Total Written Options				(87,505,198)
	(Premiums received $48,791,919)
	Net Other Assets and Liabilities — (0.1)%				(588,239)
	Net Assets — 100.0%				$863,864,628

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,812,403	$6,812,403	$—	$—
Purchased Options	945,145,662	—	945,145,662	—
Total	$951,958,065	$6,812,403	$945,145,662	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(87,505,198)	$—	$(87,505,198)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,317,476	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,317,476
	(Cost $2,317,476)
	Total Investments — 0.8%	2,317,476
	(Cost $2,317,476)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.1%
	Call Options Purchased — 111.2%
5,006	SPDR® S&P 500® ETF Trust	$322,912,030	$5.25	04/17/26	318,443,574
	(Cost $265,672,897)
	Put Options Purchased — 0.9%
5,006	SPDR® S&P 500® ETF Trust	322,912,030	500.09	04/17/26	2,701,088
	(Cost $12,866,209)
	Total Purchased Options				321,144,662
	(Cost $278,539,106)
WRITTEN OPTIONS — (12.8)%
	Call Options Written — (12.5)%
(5,006)	SPDR® S&P 500® ETF Trust	(322,912,030)	600.95	04/17/26	(35,931,266)
	(Premiums received $11,278,631)
	Put Options Written — (0.3)%
(5,006)	SPDR® S&P 500® ETF Trust	(322,912,030)	368.49	04/17/26	(911,893)
	(Premiums received $3,231,491)
	Total Written Options				(36,843,159)
	(Premiums received $14,510,122)
	Net Other Assets and Liabilities — (0.1)%				(195,234)
	Net Assets — 100.0%				$286,423,745

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,317,476	$2,317,476	$—	$—
Purchased Options	321,144,662	—	321,144,662	—
Total	$323,462,138	$2,317,476	$321,144,662	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(36,843,159)	$—	$(36,843,159)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
9,242,736	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$9,242,736
	(Cost $9,242,736)
	Total Investments — 0.9%	9,242,736
	(Cost $9,242,736)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 101.3%
16,484	SPDR® S&P 500® ETF Trust	$1,063,300,420	$5.94	05/15/26	1,047,998,158
	(Cost $961,181,212)
	Put Options Purchased — 2.5%
16,484	SPDR® S&P 500® ETF Trust	1,063,300,420	594.20	05/15/26	25,936,255
	(Cost $53,553,290)
	Total Purchased Options				1,073,934,413
	(Cost $1,014,734,502)
WRITTEN OPTIONS — (4.6)%
	Call Options Written — (3.2)%
(16,484)	SPDR® S&P 500® ETF Trust	(1,063,300,420)	683.03	05/15/26	(33,199,435)
	(Premiums received $15,490,720)
	Put Options Written — (1.4)%
(16,484)	SPDR® S&P 500® ETF Trust	(1,063,300,420)	534.78	05/15/26	(14,193,548)
	(Premiums received $28,858,877)
	Total Written Options				(47,392,983)
	(Premiums received $44,349,597)
	Net Other Assets and Liabilities — (0.1)%				(707,934)
	Net Assets — 100.0%				$1,035,076,232

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$9,242,736	$9,242,736	$—	$—
Purchased Options	1,073,934,413	—	1,073,934,413	—
Total	$1,083,177,149	$9,242,736	$1,073,934,413	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(47,392,983)	$—	$(47,392,983)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,557,283	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,557,283
	(Cost $2,557,283)
	Total Investments — 0.9%	2,557,283
	(Cost $2,557,283)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 102.3%
4,654	SPDR® S&P 500® ETF Trust	$300,206,270	$5.93	05/15/26	295,890,430
	(Cost $271,016,229)
	Put Options Purchased — 1.9%
4,654	SPDR® S&P 500® ETF Trust	300,206,270	564.49	05/15/26	5,418,745
	(Cost $12,926,384)
	Total Purchased Options				301,309,175
	(Cost $283,942,613)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (4.5)%
(4,654)	SPDR® S&P 500® ETF Trust	(300,206,270)	667.29	05/15/26	(13,172,076)
	(Premiums received $3,766,313)
	Put Options Written — (0.5)%
(4,654)	SPDR® S&P 500® ETF Trust	(300,206,270)	415.94	05/15/26	(1,356,967)
	(Premiums received $6,113,066)
	Total Written Options				(14,529,043)
	(Premiums received $9,879,379)
	Net Other Assets and Liabilities — (0.1)%				(197,853)
	Net Assets — 100.0%				$289,139,562

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,557,283	$2,557,283	$—	$—
Purchased Options	301,309,175	—	301,309,175	—
Total	$303,866,458	$2,557,283	$301,309,175	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,529,043)	$—	$(14,529,043)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
9,628,064	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$9,628,064
	(Cost $9,628,064)
	Total Investments — 1.0%	9,628,064
	(Cost $9,628,064)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.3%
	Call Options Purchased — 101.5%
15,881	SPDR® S&P 500® ETF Trust	$1,024,403,905	$5.94	06/18/26	1,007,576,398
	(Cost $928,650,111)
	Put Options Purchased — 2.8%
15,881	SPDR® S&P 500® ETF Trust	1,024,403,905	594.28	06/18/26	27,966,123
	(Cost $52,360,512)
	Total Purchased Options				1,035,542,521
	(Cost $981,010,623)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (3.6)%
(15,881)	SPDR® S&P 500® ETF Trust	(1,024,403,905)	684.24	06/18/26	(35,711,923)
	(Premiums received $15,581,459)
	Put Options Written — (1.6)%
(15,881)	SPDR® S&P 500® ETF Trust	(1,024,403,905)	534.85	06/18/26	(15,749,505)
	(Premiums received $30,090,915)
	Total Written Options				(51,461,428)
	(Premiums received $45,672,374)
	Net Other Assets and Liabilities — (0.1)%				(674,371)
	Net Assets — 100.0%				$993,034,786

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$9,628,064	$9,628,064	$—	$—
Purchased Options	1,035,542,521	—	1,035,542,521	—
Total	$1,045,170,585	$9,628,064	$1,035,542,521	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(51,461,428)	$—	$(51,461,428)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,715,808	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,715,808
	(Cost $2,715,808)
	Total Investments — 1.0%	2,715,808
	(Cost $2,715,808)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 102.7%
4,521	SPDR® S&P 500® ETF Trust	$291,627,105	$5.93	06/18/26	286,840,994
	(Cost $265,094,943)
	Put Options Purchased — 2.2%
4,521	SPDR® S&P 500® ETF Trust	291,627,105	564.57	06/18/26	5,981,464
	(Cost $11,426,064)
	Total Purchased Options				292,822,458
	(Cost $276,521,007)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.2)%
(4,521)	SPDR® S&P 500® ETF Trust	(291,627,105)	666.07	06/18/26	(14,530,901)
	(Premiums received $6,990,829)
	Put Options Written — (0.6)%
(4,521)	SPDR® S&P 500® ETF Trust	(291,627,105)	416.00	06/18/26	(1,535,377)
	(Premiums received $2,825,390)
	Total Written Options				(16,066,278)
	(Premiums received $9,816,219)
	Net Other Assets and Liabilities — (0.1)%				(188,879)
	Net Assets — 100.0%				$279,283,109

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,715,808	$2,715,808	$—	$—
Purchased Options	292,822,458	—	292,822,458	—
Total	$295,538,266	$2,715,808	$292,822,458	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,066,278)	$—	$(16,066,278)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
10,944,063	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$10,944,063
	(Cost $10,944,063)
	Total Investments — 1.1%	10,944,063
	(Cost $10,944,063)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 99.1%
16,029	SPDR® S&P 500® ETF Trust	$1,033,950,645	$6.28	07/17/26	1,016,704,884
	(Cost $986,263,331)
	Put Options Purchased — 4.0%
16,029	SPDR® S&P 500® ETF Trust	1,033,950,645	627.58	07/17/26	41,026,546
	(Cost $54,277,299)
	Total Purchased Options				1,057,731,430
	(Cost $1,040,540,630)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (1.9)%
(16,029)	SPDR® S&P 500® ETF Trust	(1,033,950,645)	718.89	07/17/26	(18,987,473)
	(Premiums received $14,259,037)
	Put Options Written — (2.2)%
(16,029)	SPDR® S&P 500® ETF Trust	(1,033,950,645)	564.82	07/17/26	(22,934,934)
	(Premiums received $30,761,888)
	Total Written Options				(41,922,407)
	(Premiums received $45,020,925)
	Net Other Assets and Liabilities — (0.1)%				(692,750)
	Net Assets — 100.0%				$1,026,060,336

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,944,063	$10,944,063	$—	$—
Purchased Options	1,057,731,430	—	1,057,731,430	—
Total	$1,068,675,493	$10,944,063	$1,057,731,430	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(41,922,407)	$—	$(41,922,407)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
4,223,172	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$4,223,172
	(Cost $4,223,172)
	Total Investments — 1.1%	4,223,172
	(Cost $4,223,172)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 99.4%
6,291	SPDR® S&P 500® ETF Trust	$405,800,955	$6.27	07/17/26	399,038,445
	(Cost $386,926,694)
	Put Options Purchased — 3.0%
6,291	SPDR® S&P 500® ETF Trust	405,800,955	596.20	07/17/26	12,053,556
	(Cost $16,117,112)
	Total Purchased Options				411,092,001
	(Cost $403,043,806)
WRITTEN OPTIONS — (3.4)%
	Call Options Written — (2.7)%
(6,291)	SPDR® S&P 500® ETF Trust	(405,800,955)	702.70	07/17/26	(10,857,951)
	(Premiums received $8,680,435)
	Put Options Written — (0.7)%
(6,291)	SPDR® S&P 500® ETF Trust	(405,800,955)	439.31	07/17/26	(2,848,754)
	(Premiums received $3,786,318)
	Total Written Options				(13,706,705)
	(Premiums received $12,466,753)
	Net Other Assets and Liabilities — (0.1)%				(272,474)
	Net Assets — 100.0%				$401,335,994

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,223,172	$4,223,172	$—	$—
Purchased Options	411,092,001	—	411,092,001	—
Total	$415,315,173	$4,223,172	$411,092,001	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,706,705)	$—	$(13,706,705)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
11,081,087	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$11,081,087
	(Cost $11,081,087)
	Total Investments — 1.2%	11,081,087
	(Cost $11,081,087)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 98.4%
14,967	SPDR® S&P 500® ETF Trust	$965,446,335	$6.43	08/21/26	949,827,971
	(Cost $942,325,782)
	Put Options Purchased — 4.8%
14,967	SPDR® S&P 500® ETF Trust	965,446,335	643.44	08/21/26	46,575,808
	(Cost $51,278,727)
	Total Purchased Options				996,403,779
	(Cost $993,604,509)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (1.6)%
(14,967)	SPDR® S&P 500® ETF Trust	(965,446,335)	735.39	08/21/26	(14,907,132)
	(Premiums received $12,172,904)
	Put Options Written — (2.7)%
(14,967)	SPDR® S&P 500® ETF Trust	(965,446,335)	579.10	08/21/26	(26,353,894)
	(Premiums received $28,946,381)
	Total Written Options				(41,261,026)
	(Premiums received $41,119,285)
	Net Other Assets and Liabilities — (0.1)%				(688,745)
	Net Assets — 100.0%				$965,535,095

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$11,081,087	$11,081,087	$—	$—
Purchased Options	996,403,779	—	996,403,779	—
Total	$1,007,484,866	$11,081,087	$996,403,779	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(41,261,026)	$—	$(41,261,026)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,773,455	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$3,773,455
	(Cost $3,773,455)
	Total Investments — 1.1%	3,773,455
	(Cost $3,773,455)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 98.3%
5,148	SPDR® S&P 500® ETF Trust	$332,071,740	$6.42	08/21/26	326,208,168
	(Cost $324,098,987)
	Put Options Purchased — 3.7%
5,148	SPDR® S&P 500® ETF Trust	332,071,740	611.27	08/21/26	12,339,756
	(Cost $13,288,663)
	Total Purchased Options				338,547,924
	(Cost $337,387,650)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (2.2)%
(5,148)	SPDR® S&P 500® ETF Trust	(332,071,740)	720.52	08/21/26	(7,268,976)
	(Premiums received $6,606,540)
	Put Options Written — (0.8)%
(5,148)	SPDR® S&P 500® ETF Trust	(332,071,740)	450.41	08/21/26	(2,754,180)
	(Premiums received $3,166,940)
	Total Written Options				(10,023,156)
	(Premiums received $9,773,480)
	Net Other Assets and Liabilities — (0.1)%				(241,195)
	Net Assets — 100.0%				$332,057,028

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,773,455	$3,773,455	$—	$—
Purchased Options	338,547,924	—	338,547,924	—
Total	$342,321,379	$3,773,455	$338,547,924	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,023,156)	$—	$(10,023,156)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
3,192,540	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$3,192,540
	(Cost $3,192,540)
	Total Investments — 0.3%	3,192,540
	(Cost $3,192,540)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.8%
	Call Options Purchased — 100.7%
14,884	SPDR® S&P 500® ETF Trust	$960,092,420	$5.68	09/19/25	948,978,984
	(Cost $838,170,413)
	Put Options Purchased — 0.1%
14,884	SPDR® S&P 500® ETF Trust	960,092,420	568.25	09/19/25	623,193
	(Cost $39,406,677)
	Total Purchased Options				949,602,177
	(Cost $877,577,090)
WRITTEN OPTIONS — (1.0)%
	Call Options Written — (1.0)%
(14,884)	SPDR® S&P 500® ETF Trust	(960,092,420)	646.10	09/19/25	(9,619,827)
	(Premiums received $8,999,124)
	Put Options Written — (0.0)%
(14,884)	SPDR® S&P 500® ETF Trust	(960,092,420)	511.43	09/19/25	(279,968)
	(Premiums received $19,785,783)
	Total Written Options				(9,899,795)
	(Premiums received $28,784,907)
	Net Other Assets and Liabilities — (0.1)%				(662,125)
	Net Assets — 100.0%				$942,232,797

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,192,540	$3,192,540	$—	$—
Purchased Options	949,602,177	—	949,602,177	—
Total	$952,794,717	$3,192,540	$949,602,177	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,899,795)	$—	$(9,899,795)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
884,841	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$884,841
	(Cost $884,841)
	Total Investments — 0.3%	884,841
	(Cost $884,841)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 102.2%
4,220	SPDR® S&P 500® ETF Trust	$272,211,100	$5.67	09/19/25	269,046,100
	(Cost $235,911,274)
	Put Options Purchased — 0.0%
4,220	SPDR® S&P 500® ETF Trust	272,211,100	539.84	09/19/25	126,600
	(Cost $8,104,690)
	Total Purchased Options				269,172,700
	(Cost $244,015,964)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (2.4)%
(4,220)	SPDR® S&P 500® ETF Trust	(272,211,100)	633.49	09/19/25	(6,469,260)
	(Premiums received $3,096,663)
	Put Options Written — (0.0)%
(4,220)	SPDR® S&P 500® ETF Trust	(272,211,100)	397.78	09/19/25	(16,880)
	(Premiums received $1,802,937)
	Total Written Options				(6,486,140)
	(Premiums received $4,899,600)
	Net Other Assets and Liabilities — (0.1)%				(193,973)
	Net Assets — 100.0%				$263,377,428

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$884,841	$884,841	$—	$—
Purchased Options	269,172,700	—	269,172,700	—
Total	$270,057,541	$884,841	$269,172,700	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,486,140)	$—	$(6,486,140)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
3,979,435	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$3,979,435
	(Cost $3,979,435)
	Total Investments — 0.4%	3,979,435
	(Cost $3,979,435)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.3%
	Call Options Purchased — 99.9%
14,851	SPDR® S&P 500® ETF Trust	$957,963,755	$5.85	10/17/25	946,831,000
	(Cost $861,722,652)
	Put Options Purchased — 0.4%
14,851	SPDR® S&P 500® ETF Trust	957,963,755	584.59	10/17/25	3,250,438
	(Cost $39,232,190)
	Total Purchased Options				950,081,438
	(Cost $900,954,842)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.5)%
(14,851)	SPDR® S&P 500® ETF Trust	(957,963,755)	666.96	10/17/25	(4,565,346)
	(Premiums received $11,389,707)
	Put Options Written — (0.1)%
(14,851)	SPDR® S&P 500® ETF Trust	(957,963,755)	526.13	10/17/25	(1,162,387)
	(Premiums received $19,483,146)
	Total Written Options				(5,727,733)
	(Premiums received $30,872,853)
	Net Other Assets and Liabilities — (0.1)%				(671,043)
	Net Assets — 100.0%				$947,662,097

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,979,435	$3,979,435	$—	$—
Purchased Options	950,081,438	—	950,081,438	—
Total	$954,060,873	$3,979,435	$950,081,438	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,727,733)	$—	$(5,727,733)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,284,330	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,284,330
	(Cost $1,284,330)
	Total Investments — 0.4%	1,284,330
	(Cost $1,284,330)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 100.7%
4,802	SPDR® S&P 500® ETF Trust	$309,753,010	$5.84	10/17/25	306,113,094
	(Cost $277,137,551)
	Put Options Purchased — 0.2%
4,802	SPDR® S&P 500® ETF Trust	309,753,010	555.36	10/17/25	605,052
	(Cost $10,920,426)
	Total Purchased Options				306,718,146
	(Cost $288,057,977)
WRITTEN OPTIONS — (1.2)%
	Call Options Written — (1.2)%
(4,802)	SPDR® S&P 500® ETF Trust	(309,753,010)	654.45	10/17/25	(3,692,738)
	(Premiums received $4,574,848)
	Put Options Written — (0.0)%
(4,802)	SPDR® S&P 500® ETF Trust	(309,753,010)	409.21	10/17/25	(72,030)
	(Premiums received $1,938,682)
	Total Written Options				(3,764,768)
	(Premiums received $6,513,530)
	Net Other Assets and Liabilities — (0.1)%				(232,788)
	Net Assets — 100.0%				$304,004,920

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,284,330	$1,284,330	$—	$—
Purchased Options	306,718,146	—	306,718,146	—
Total	$308,002,476	$1,284,330	$306,718,146	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,764,768)	$—	$(3,764,768)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
4,772,307	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$4,772,307
	(Cost $4,772,307)
	Total Investments — 0.5%	4,772,307
	(Cost $4,772,307)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 100.2%
15,498	SPDR® S&P 500® ETF Trust	$999,698,490	$5.86	11/21/25	988,010,673
	(Cost $898,876,085)
	Put Options Purchased — 0.7%
15,498	SPDR® S&P 500® ETF Trust	999,698,490	585.75	11/21/25	7,338,303
	(Cost $41,307,582)
	Total Purchased Options				995,348,976
	(Cost $940,183,667)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (1.0)%
(15,498)	SPDR® S&P 500® ETF Trust	(999,698,490)	670.45	11/21/25	(9,879,510)
	(Premiums received $10,545,008)
	Put Options Written — (0.3)%
(15,498)	SPDR® S&P 500® ETF Trust	(999,698,490)	527.18	11/21/25	(3,005,682)
	(Premiums received $20,766,285)
	Total Written Options				(12,885,192)
	(Premiums received $31,311,293)
	Net Other Assets and Liabilities — (0.1)%				(689,381)
	Net Assets — 100.0%				$986,546,710

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,772,307	$4,772,307	$—	$—
Purchased Options	995,348,976	—	995,348,976	—
Total	$1,000,121,283	$4,772,307	$995,348,976	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,885,192)	$—	$(12,885,192)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,555,592	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,555,592
	(Cost $1,555,592)
	Total Investments — 0.5%	1,555,592
	(Cost $1,555,592)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 101.0%
5,141	SPDR® S&P 500® ETF Trust	$331,620,205	$5.85	11/21/25	327,748,209
	(Cost $296,472,741)
	Put Options Purchased — 0.5%
5,141	SPDR® S&P 500® ETF Trust	331,620,205	556.46	11/21/25	1,510,220
	(Cost $10,478,468)
	Total Purchased Options				329,258,429
	(Cost $306,951,209)
WRITTEN OPTIONS — (1.9)%
	Call Options Written — (1.8)%
(5,141)	SPDR® S&P 500® ETF Trust	(331,620,205)	658.73	11/21/25	(5,817,196)
	(Premiums received $5,527,260)
	Put Options Written — (0.1)%
(5,141)	SPDR® S&P 500® ETF Trust	(331,620,205)	410.03	11/21/25	(288,461)
	(Premiums received $2,050,061)
	Total Written Options				(6,105,657)
	(Premiums received $7,577,321)
	Net Other Assets and Liabilities — (0.1)%				(226,875)
	Net Assets — 100.0%				$324,481,489

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,555,592	$1,555,592	$—	$—
Purchased Options	329,258,429	—	329,258,429	—
Total	$330,814,021	$1,555,592	$329,258,429	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,105,657)	$—	$(6,105,657)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
5,911,331	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$5,911,331
	(Cost $5,911,331)
	Total Investments — 0.6%	5,911,331
	(Cost $5,911,331)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 99.9%
16,558	SPDR® S&P 500® ETF Trust	$1,068,073,790	$5.91	12/19/25	1,052,568,547
	(Cost $964,859,690)
	Put Options Purchased — 1.1%
16,558	SPDR® S&P 500® ETF Trust	1,068,073,790	591.15	12/19/25	12,120,125
	(Cost $47,723,084)
	Total Purchased Options				1,064,688,672
	(Cost $1,012,582,774)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (1.0)%
(16,558)	SPDR® S&P 500® ETF Trust	(1,068,073,790)	678.40	12/19/25	(10,634,210)
	(Premiums received $14,211,044)
	Put Options Written — (0.5)%
(16,558)	SPDR® S&P 500® ETF Trust	(1,068,073,790)	532.04	12/19/25	(5,288,128)
	(Premiums received $25,673,960)
	Total Written Options				(15,922,338)
	(Premiums received $39,885,004)
	Net Other Assets and Liabilities — (0.1)%				(733,036)
	Net Assets — 100.0%				$1,053,944,629

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,911,331	$5,911,331	$—	$—
Purchased Options	1,064,688,672	—	1,064,688,672	—
Total	$1,070,600,003	$5,911,331	$1,064,688,672	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,922,338)	$—	$(15,922,338)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,907,073	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,907,073
	(Cost $1,907,073)
	Total Investments — 0.6%	1,907,073
	(Cost $1,907,073)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 100.8%
5,448	SPDR® S&P 500® ETF Trust	$351,423,240	$5.90	12/19/25	346,326,963
	(Cost $316,961,394)
	Put Options Purchased — 0.7%
5,448	SPDR® S&P 500® ETF Trust	351,423,240	561.59	12/19/25	2,591,831
	(Cost $12,414,973)
	Total Purchased Options				348,918,794
	(Cost $329,376,367)
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (1.8)%
(5,448)	SPDR® S&P 500® ETF Trust	(351,423,240)	664.51	12/19/25	(6,349,099)
	(Premiums received $6,414,448)
	Put Options Written — (0.2)%
(5,448)	SPDR® S&P 500® ETF Trust	(351,423,240)	413.81	12/19/25	(531,943)
	(Premiums received $2,634,673)
	Total Written Options				(6,881,042)
	(Premiums received $9,049,121)
	Net Other Assets and Liabilities — (0.1)%				(238,712)
	Net Assets — 100.0%				$343,706,113

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,907,073	$1,907,073	$—	$—
Purchased Options	348,918,794	—	348,918,794	—
Total	$350,825,867	$1,907,073	$348,918,794	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,881,042)	$—	$(6,881,042)	$—
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
469,618	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	$18,264,899
385,345	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	15,305,904
496,672	FT Vest U.S. Equity Deep Buffer ETF - April (b)	19,029,789
617,912	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	21,990,314
459,803	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	17,904,637
470,806	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (b)	19,483,647
413,883	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (b)	15,115,007
	Total Exchange-Traded Funds	127,094,197
	(Cost $122,706,681)
MONEY MARKET FUNDS — 0.0%
19,753	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (c)	19,753
	(Cost $19,753)

	Total Investments — 100.0%	127,113,950
	(Cost $122,726,434)
	Net Other Assets and Liabilities — (0.0)%	(21,244)
	Net Assets — 100.0%	$127,092,706

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 127,094,197	$ 127,094,197	$ —	$ —
Money Market Funds	19,753	19,753	—	—
Total Investments	$127,113,950	$127,113,950	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
811,589	FT Vest U.S. Equity Buffer ETF - January (b)	$39,881,483
747,362	FT Vest U.S. Equity Buffer ETF - February (b)	40,327,205
770,180	FT Vest U.S. Equity Buffer ETF - May (b)	39,610,357
811,123	FT Vest U.S. Equity Buffer ETF - September (b)	40,257,576
865,420	FT Vest U.S. Equity Buffer ETF - October (b)	40,008,367
776,770	FT Vest U.S. Equity Buffer ETF - November (b)	40,201,576
840,406	FT Vest U.S. Equity Buffer ETF - December (b)	40,478,155
	Total Exchange-Traded Funds	280,764,719
	(Cost $265,292,361)
MONEY MARKET FUNDS — 0.0%
148,149	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (c)	148,149
	(Cost $148,149)

	Total Investments — 100.0%	280,912,868
	(Cost $265,440,510)
	Net Other Assets and Liabilities — (0.0)%	(46,392)
	Net Assets — 100.0%	$280,866,476

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 280,764,719	$ 280,764,719	$ —	$ —
Money Market Funds	148,149	148,149	—	—
Total Investments	$280,912,868	$280,912,868	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
August 31, 2025

	FT Vest U.S. Equity Buffer ETF - January (FJAN)	FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)	FT Vest U.S. Equity Buffer ETF - February (FFEB)	FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
ASSETS:
Investments, at value - Unaffiliated	$7,059,996	$2,213,140	$7,724,365	$2,852,624
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	7,059,996	2,213,140	7,724,365	2,852,624
Options contracts purchased, at value	1,133,467,786	356,394,229	1,112,224,842	415,321,617
Due from broker	170	202	147	7,604
Receivables:
Dividends	25,577	8,042	28,055	10,485
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	1,140,553,529	358,615,613	1,119,977,409	418,192,330

LIABILITIES:
Options contracts written, at value	22,138,206	7,930,293	27,695,248	11,226,203
Payables:
Investment advisory fees	799,837	251,619	783,226	294,808
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	22,938,043	8,181,912	28,478,474	11,521,011
NET ASSETS	$1,117,615,486	$350,433,701	$1,091,498,935	$406,671,319

NET ASSETS consist of:
Paid-in capital	$1,151,458,294	$352,322,487	$1,135,738,168	$412,792,717
Par value	227,500	84,500	202,000	88,750
Accumulated distributable earnings (loss)	(34,070,308)	(1,973,286)	(44,441,233)	(6,210,148)
NET ASSETS	$1,117,615,486	$350,433,701	$1,091,498,935	$406,671,319
NET ASSET VALUE, per share	$49.13	$41.47	$54.03	$45.82
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	22,750,002	8,450,002	20,200,002	8,875,002
Investments, at cost - Unaffiliated	$7,059,996	$2,213,140	$7,724,365	$2,852,624
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$7,059,996	$2,213,140	$7,724,365	$2,852,624
Premiums paid on options contracts purchased	$1,079,844,920	$338,732,665	$1,055,146,758	$389,623,850
Premiums received on options contracts written	$40,559,334	$8,644,082	$38,112,161	$8,473,400
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)	FT Vest U.S. Equity Buffer ETF - April (FAPR)	FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)	FT Vest U.S. Equity Buffer ETF - May (FMAY)	FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

$6,535,171	$2,647,175	$6,812,403	$2,317,476	$9,242,736	$2,557,283
—	—	—	—	—	—
6,535,171	2,647,175	6,812,403	2,317,476	9,242,736	2,557,283
928,242,407	381,885,178	945,145,662	321,144,662	1,073,934,413	301,309,175
527	203	329	200	199	202

24,220	9,595	24,138	8,332	33,296	9,223
—	—	—	—	—	—
—	—	—	—	—	—
934,802,325	384,542,151	951,982,532	323,470,670	1,083,210,644	303,875,883

55,708,122	25,912,809	87,505,198	36,843,159	47,392,983	14,529,043

654,261	256,987	612,706	203,766	741,429	207,278
—	—	—	—	—	—
—	—	—	—	—	—
56,362,383	26,169,796	88,117,904	37,046,925	48,134,412	14,736,321
$878,439,942	$358,372,355	$863,864,628	$286,423,745	$1,035,076,232	$289,139,562

$867,320,134	$355,996,696	$873,688,676	$295,151,184	$1,083,907,477	$295,694,438
191,500	88,750	200,500	74,750	201,250	66,000
10,928,308	2,286,909	(10,024,548)	(8,802,189)	(49,032,495)	(6,620,876)
$878,439,942	$358,372,355	$863,864,628	$286,423,745	$1,035,076,232	$289,139,562
$45.87	$40.38	$43.09	$38.32	$51.43	$43.81
19,150,002	8,875,002	20,050,002	7,475,002	20,125,002	6,600,002
$6,535,171	$2,647,175	$6,812,403	$2,317,476	$9,242,736	$2,557,283
$—	$—	$—	$—	$—	$—
$6,535,171	$2,647,175	$6,812,403	$2,317,476	$9,242,736	$2,557,283
$843,793,375	$344,754,028	$819,384,970	$278,539,106	$1,014,734,502	$283,942,613
$36,133,291	$11,550,906	$48,791,919	$14,510,122	$44,349,597	$9,879,379
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
August 31, 2025

	FT Vest U.S. Equity Buffer ETF - June (FJUN)	FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)	FT Vest U.S. Equity Buffer ETF - July (FJUL)	FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
ASSETS:
Investments, at value - Unaffiliated	$9,628,064	$2,715,808	$10,944,063	$4,223,172
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	9,628,064	2,715,808	10,944,063	4,223,172
Options contracts purchased, at value	1,035,542,521	292,822,458	1,057,731,430	411,092,001
Due from broker	291	4,966	199	197
Receivables:
Dividends	34,436	9,892	39,132	15,186
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	1,045,205,312	295,553,124	1,068,714,824	415,330,556

LIABILITIES:
Options contracts written, at value	51,461,428	16,066,278	41,922,407	13,706,705
Payables:
Investment advisory fees	709,098	203,737	732,081	287,857
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	52,170,526	16,270,015	42,654,488	13,994,562
NET ASSETS	$993,034,786	$279,283,109	$1,026,060,336	$401,335,994

NET ASSETS consist of:
Paid-in capital	$1,060,617,381	$300,801,653	$1,123,854,436	$424,876,295
Par value	180,250	60,750	191,250	87,250
Accumulated distributable earnings (loss)	(67,762,845)	(21,579,294)	(97,985,350)	(23,627,551)
NET ASSETS	$993,034,786	$279,283,109	$1,026,060,336	$401,335,994
NET ASSET VALUE, per share	$55.09	$45.97	$53.65	$46.00
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	18,025,002	6,075,002	19,125,002	8,725,002
Investments, at cost - Unaffiliated	$9,628,064	$2,715,808	$10,944,063	$4,223,172
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$9,628,064	$2,715,808	$10,944,063	$4,223,172
Premiums paid on options contracts purchased	$981,010,623	$276,521,007	$1,040,540,630	$403,043,806
Premiums received on options contracts written	$45,672,374	$9,816,219	$45,020,925	$12,466,753
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)	FT Vest U.S. Equity Buffer ETF - September (FSEP)	FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)	FT Vest U.S. Equity Buffer ETF - October (FOCT)	FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

$11,081,087	$3,773,455	$3,192,540	$884,841	$3,979,435	$1,284,330
—	—	—	—	—	—
11,081,087	3,773,455	3,192,540	884,841	3,979,435	1,284,330
996,403,779	338,547,924	949,602,177	269,172,700	950,081,438	306,718,146
220	200	203	211	198	282

24,215	9,924	11,639	3,295	14,583	4,831
—	33,047	—	2,297,794	—	4,344,145
—	1,071,233	—	—	—	—
1,007,509,301	343,435,783	952,806,559	272,358,841	954,075,654	312,351,734

41,261,026	10,023,156	9,899,795	6,486,140	5,727,733	3,764,768

713,180	237,575	673,967	190,499	685,824	227,955
—	1,118,024	—	119,120	—	117,188
—	—	—	2,185,654	—	4,236,903
41,974,206	11,378,755	10,573,762	8,981,413	6,413,557	8,346,814
$965,535,095	$332,057,028	$942,232,797	$263,377,428	$947,662,097	$304,004,920

$1,068,430,522	$365,260,907	$928,884,909	$261,661,061	$951,019,091	$299,193,959
190,000	77,500	189,500	60,250	204,750	71,750
(103,085,427)	(33,281,379)	13,158,388	1,656,117	(3,561,744)	4,739,211
$965,535,095	$332,057,028	$942,232,797	$263,377,428	$947,662,097	$304,004,920
$50.82	$42.85	$49.72	$43.71	$46.28	$42.37
19,000,002	7,750,002	18,950,002	6,025,002	20,475,002	7,175,002
$11,081,087	$3,773,455	$3,192,540	$884,841	$3,979,435	$1,284,330
$—	$—	$—	$—	$—	$—
$11,081,087	$3,773,455	$3,192,540	$884,841	$3,979,435	$1,284,330
$993,604,509	$337,387,650	$877,577,090	$244,015,964	$900,954,842	$288,057,977
$41,119,285	$9,773,480	$28,784,907	$4,899,600	$30,872,853	$6,513,530
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
August 31, 2025

	FT Vest U.S. Equity Buffer ETF - November (FNOV)	FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)	FT Vest U.S. Equity Buffer ETF - December (FDEC)	FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
ASSETS:
Investments, at value - Unaffiliated	$4,772,307	$1,555,592	$5,911,331	$1,907,073
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	4,772,307	1,555,592	5,911,331	1,907,073
Options contracts purchased, at value	995,348,976	329,258,429	1,064,688,672	348,918,794
Due from broker	201	208	209	1,142
Receivables:
Dividends	17,246	5,672	21,423	6,925
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	1,000,138,730	330,819,901	1,070,621,635	350,833,934

LIABILITIES:
Options contracts written, at value	12,885,192	6,105,657	15,922,338	6,881,042
Payables:
Investment advisory fees	706,828	232,755	754,668	246,779
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	13,592,020	6,338,412	16,677,006	7,127,821
NET ASSETS	$986,546,710	$324,481,489	$1,053,944,629	$343,706,113

NET ASSETS consist of:
Paid-in capital	$1,018,754,276	$332,427,353	$1,085,321,914	$351,773,146
Par value	190,500	70,500	218,750	80,000
Accumulated distributable earnings (loss)	(32,398,066)	(8,016,364)	(31,596,035)	(8,147,033)
NET ASSETS	$986,546,710	$324,481,489	$1,053,944,629	$343,706,113
NET ASSET VALUE, per share	$51.79	$46.03	$48.18	$42.96
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	19,050,002	7,050,002	21,875,002	8,000,002
Investments, at cost - Unaffiliated	$4,772,307	$1,555,592	$5,911,331	$1,907,073
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$4,772,307	$1,555,592	$5,911,331	$1,907,073
Premiums paid on options contracts purchased	$940,183,667	$306,951,209	$1,012,582,774	$329,376,367
Premiums received on options contracts written	$31,311,293	$7,577,321	$39,885,004	$9,049,121
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)	FT Vest Buffered Allocation Growth ETF (BUFG)

$19,753	$148,149
127,094,197	280,764,719
127,113,950	280,912,868
—	—
—	—

81	544
—	—
—	—
127,114,031	280,913,412

—	—

21,325	46,936
—	—
—	—
21,325	46,936
$127,092,706	$280,866,476

$127,641,844	$279,825,804
53,000	106,500
(602,138)	934,172
$127,092,706	$280,866,476
$23.98	$26.37
5,300,002	10,650,002
$19,753	$148,149
$122,706,681	$265,292,361
$122,726,434	$265,440,510
$—	$—
$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Year Ended August 31, 2025

	FT Vest U.S. Equity Buffer ETF - January (FJAN)	FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)	FT Vest U.S. Equity Buffer ETF - February (FFEB)	FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
INVESTMENT INCOME:
Dividends - Unaffiliated	$274,228	$96,980	$283,709	$101,454
Total investment income	274,228	96,980	283,709	101,454

EXPENSES:
Investment advisory fees	7,724,762	2,516,705	7,950,108	2,776,118
Total expenses	7,724,762	2,516,705	7,950,108	2,776,118
NET INVESTMENT INCOME (LOSS)	(7,450,534)	(2,419,725)	(7,666,399)	(2,674,664)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(10,487,625)	13,254,395	(28,554,668)	(1,706,702)
Written options contracts	(46,494,366)	(17,208,650)	(14,028,603)	(7,838,633)
In-kind redemptions - Purchased options contracts	136,022,482	34,251,851	156,232,623	48,973,569
In-kind redemptions - Written options contracts	14,944,824	30,966	14,970,341	699,177
Net realized gain (loss)	93,985,315	30,328,562	128,619,693	40,127,411
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(25,513,364)	(12,717,285)	(20,646,953)	(544,192)
Written options contracts	35,991,850	12,583,264	14,982,274	2,584,736
Net change in unrealized appreciation (depreciation)	10,478,486	(134,021)	(5,664,679)	2,040,544
NET REALIZED AND UNREALIZED GAIN (LOSS)	104,463,801	30,194,541	122,955,014	42,167,955
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,013,267	$27,774,816	$115,288,615	$39,493,291
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)	FT Vest U.S. Equity Buffer ETF - April (FAPR)	FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)	FT Vest U.S. Equity Buffer ETF - May (FMAY)	FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

$251,814	$92,472	$216,445	$72,056	$275,957	$83,329
251,814	92,472	216,445	72,056	275,957	83,329

7,306,272	2,592,791	6,344,086	2,105,876	7,565,522	2,248,710
7,306,272	2,592,791	6,344,086	2,105,876	7,565,522	2,248,710
(7,054,458)	(2,500,319)	(6,127,641)	(2,033,820)	(7,289,565)	(2,165,381)

—	—	—	—	—	—
—	—	—	—	—	—
(5,731,752)	(3,049,704)	(45,823,081)	(5,547,043)	(25,990,799)	16,556
6,482,818	(447,424)	7,183,837	3,116,782	974,343	725,247
79,361,422	27,451,238	46,418,963	14,136,020	92,508,665	29,619,780
16,599,911	3,678,237	20,800,535	3,552,733	26,880,823	2,830,576
96,712,399	27,632,347	28,580,254	15,258,492	94,373,032	33,192,159

—	—	—	—	—	—
30,079,875	15,192,301	67,986,999	18,193,142	24,817,903	2,062,700
(23,871,180)	(10,835,206)	(33,034,866)	(15,691,259)	(6,435,764)	(3,089,279)
6,208,695	4,357,095	34,952,133	2,501,883	18,382,139	(1,026,579)
102,921,094	31,989,442	63,532,387	17,760,375	112,755,171	32,165,580
$95,866,636	$29,489,123	$57,404,746	$15,726,555	$105,465,606	$30,000,199
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Year Ended August 31, 2025

	FT Vest U.S. Equity Buffer ETF - June (FJUN)	FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)	FT Vest U.S. Equity Buffer ETF - July (FJUL)	FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
INVESTMENT INCOME:
Dividends - Unaffiliated	$277,579	$80,222	$300,384	$109,294
Total investment income	277,579	80,222	300,384	109,294

EXPENSES:
Investment advisory fees	7,795,099	2,279,686	8,137,044	3,007,278
Total expenses	7,795,099	2,279,686	8,137,044	3,007,278
NET INVESTMENT INCOME (LOSS)	(7,517,520)	(2,199,464)	(7,836,660)	(2,897,984)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(43,755,162)	(7,911,028)	(29,411,181)	7,032,609
Written options contracts	1,029,470	(33,183)	2,353,443	2,691,938
In-kind redemptions - Purchased options contracts	87,283,774	30,238,678	122,586,722	32,768,194
In-kind redemptions - Written options contracts	30,383,614	3,970,759	32,042,601	4,642,344
Net realized gain (loss)	74,941,696	26,265,226	127,571,585	47,135,085
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	37,892,991	9,169,574	2,974,849	538,906
Written options contracts	(11,364,431)	(5,903,430)	(1,174,471)	(1,819,159)
Net change in unrealized appreciation (depreciation)	26,528,560	3,266,144	1,800,378	(1,280,253)
NET REALIZED AND UNREALIZED GAIN (LOSS)	101,470,256	29,531,370	129,371,963	45,854,832
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,952,736	$27,331,906	$121,535,303	$42,956,848
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)	FT Vest U.S. Equity Buffer ETF - September (FSEP)	FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)	FT Vest U.S. Equity Buffer ETF - October (FOCT)	FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

$269,922	$98,256	$251,653	$75,918	$248,100	$88,816
269,922	98,256	251,653	75,918	248,100	88,816

7,530,708	2,638,783	6,996,259	2,122,034	6,842,481	2,439,490
7,530,708	2,638,783	6,996,259	2,122,034	6,842,481	2,439,490
(7,260,786)	(2,540,527)	(6,744,606)	(2,046,116)	(6,594,381)	(2,350,674)

—	—	—	—	—	—
—	—	—	—	—	—
(21,147,900)	(858,520)	(1,234,471)	12,242,688	60,640,798	33,937,041
(1,168,094)	(5,554,340)	(39,050,617)	(17,829,528)	(84,930,078)	(31,681,792)
118,421,855	40,478,657	111,850,430	29,208,107	89,730,905	29,389,710
21,771,171	2,698,809	11,255,442	1,027,993	9,103,035	(381,622)
117,877,032	36,764,606	82,820,784	24,649,260	74,544,660	31,263,337

—	—	—	—	—	—
(6,104,732)	(3,714,300)	(27,225,876)	(11,439,168)	(69,888,806)	(30,458,787)
3,349	1,866,308	43,985,561	14,027,066	80,872,827	30,043,948
(6,101,383)	(1,847,992)	16,759,685	2,587,898	10,984,021	(414,839)
111,775,649	34,916,614	99,580,469	27,237,158	85,528,681	30,848,498
$104,514,863	$32,376,087	$92,835,863	$25,191,042	$78,934,300	$28,497,824
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Year Ended August 31, 2025

	FT Vest U.S. Equity Buffer ETF - November (FNOV)	FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)	FT Vest U.S. Equity Buffer ETF - December (FDEC)	FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
INVESTMENT INCOME:
Dividends - Unaffiliated	$267,135	$93,223	$286,724	$96,619
Total investment income	267,135	93,223	286,724	96,619

EXPENSES:
Investment advisory fees	7,329,078	2,557,817	7,836,881	2,706,263
Total expenses	7,329,078	2,557,817	7,836,881	2,706,263
NET INVESTMENT INCOME (LOSS)	(7,061,943)	(2,464,594)	(7,550,157)	(2,609,644)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	33,532,288	27,397,250	(14,100,259)	20,784,607
Written options contracts	(61,490,340)	(26,760,045)	(50,914,045)	(22,717,953)
In-kind redemptions - Purchased options contracts	108,907,143	30,323,417	128,202,152	46,993,616
In-kind redemptions - Written options contracts	13,317,016	1,646,159	31,593,995	(3,722,713)
Net realized gain (loss)	94,266,107	32,606,781	94,781,843	41,337,557
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(56,729,456)	(24,569,473)	(40,862,513)	(29,860,862)
Written options contracts	51,168,794	21,372,405	48,103,713	21,295,283
Net change in unrealized appreciation (depreciation)	(5,560,662)	(3,197,068)	7,241,200	(8,565,579)
NET REALIZED AND UNREALIZED GAIN (LOSS)	88,705,445	29,409,713	102,023,043	32,771,978
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,643,502	$26,945,119	$94,472,886	$30,162,334
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)	FT Vest Buffered Allocation Growth ETF (BUFG)

$3,467	$10,514
3,467	10,514

241,328	512,169
241,328	512,169
(237,861)	(501,655)

(48,587)	(2,698,726)
8,833,060	23,670,618
—	—
—	—
—	—
—	—
8,784,473	20,971,892

1,060,343	5,872,825
—	—
—	—
1,060,343	5,872,825
9,844,816	26,844,717
$9,606,955	$26,343,062
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Buffer ETF - January (FJAN)		FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(7,450,534)	$(4,772,883)	$(2,419,725)	$(1,901,273)
Net realized gain (loss)	93,985,315	69,268,663	30,328,562	27,454,997
Net change in unrealized appreciation (depreciation)	10,478,486	32,910,383	(134,021)	5,060,739
Net increase (decrease) in net assets resulting from operations	97,013,267	97,406,163	27,774,816	30,614,463

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	993,302,634	837,464,874	312,264,044	289,436,572
Cost of shares redeemed	(715,040,284)	(529,650,479)	(234,936,538)	(259,748,046)
Net increase (decrease) in net assets resulting from shareholder transactions	278,262,350	307,814,395	77,327,506	29,688,526
Total increase (decrease) in net assets	375,275,617	405,220,558	105,102,322	60,302,989

NET ASSETS:
Beginning of period	742,339,869	337,119,311	245,331,379	185,028,390
End of period	$1,117,615,486	$742,339,869	$350,433,701	$245,331,379

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,725,002	8,950,002	6,475,002	5,575,002
Shares sold	21,575,000	20,800,000	7,975,000	8,325,000
Shares redeemed	(15,550,000)	(13,025,000)	(6,000,000)	(7,425,000)
Shares outstanding, end of period	22,750,002	16,725,002	8,450,002	6,475,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)		FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)		FT Vest U.S. Equity Buffer ETF - March (FMAR)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$(7,666,399)	$(5,439,188)	$(2,674,664)	$(1,986,328)	$(7,054,458)	$(4,503,661)
128,619,693	88,184,256	40,127,411	31,257,872	96,712,399	56,825,982
(5,664,679)	44,296,200	2,040,544	6,390,250	6,208,695	32,528,579
115,288,615	127,041,268	39,493,291	35,661,794	95,866,636	84,850,900

951,266,372	1,171,895,108	379,956,005	180,329,891	915,826,625	849,278,406
(901,312,204)	(758,914,377)	(275,405,008)	(159,707,424)	(993,503,469)	(394,780,395)
49,954,168	412,980,731	104,550,997	20,622,467	(77,676,844)	454,498,011
165,242,783	540,021,999	144,044,288	56,284,261	18,189,792	539,348,911

926,256,152	386,234,153	262,627,031	206,342,770	860,250,150	320,901,239
$1,091,498,935	$926,256,152	$406,671,319	$262,627,031	$878,439,942	$860,250,150

19,275,002	9,575,002	6,350,002	5,750,002	20,625,002	8,900,002
18,775,000	26,975,000	8,850,000	4,725,000	21,700,000	21,925,000
(17,850,000)	(17,275,000)	(6,325,000)	(4,125,000)	(23,175,000)	(10,200,000)
20,200,002	19,275,002	8,875,002	6,350,002	19,150,002	20,625,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)		FT Vest U.S. Equity Buffer ETF - April (FAPR)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(2,500,319)	$(2,076,205)	$(6,127,641)	$(4,102,876)
Net realized gain (loss)	27,632,347	29,838,922	28,580,254	69,578,775
Net change in unrealized appreciation (depreciation)	4,357,095	4,637,701	34,952,133	28,650,726
Net increase (decrease) in net assets resulting from operations	29,489,123	32,400,418	57,404,746	94,126,625

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	354,516,921	269,876,592	643,063,426	675,941,791
Cost of shares redeemed	(326,702,037)	(202,367,456)	(525,715,646)	(486,649,446)
Net increase (decrease) in net assets resulting from shareholder transactions	27,814,884	67,509,136	117,347,780	189,292,345
Total increase (decrease) in net assets	57,304,007	99,909,554	174,752,526	283,418,970

NET ASSETS:
Beginning of period	301,068,348	201,158,794	689,112,102	405,693,132
End of period	$358,372,355	$301,068,348	$863,864,628	$689,112,102

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,150,002	6,150,002	17,225,002	12,200,002
Shares sold	9,375,000	7,825,000	16,075,000	18,625,000
Shares redeemed	(8,650,000)	(5,825,000)	(13,250,000)	(13,600,000)
Shares outstanding, end of period	8,875,002	8,150,002	20,050,002	17,225,002
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)		FT Vest U.S. Equity Buffer ETF - May (FMAY)		FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$(2,033,820)	$(1,768,199)	$(7,289,565)	$(4,960,131)	$(2,165,381)	$(1,676,434)
15,258,492	27,548,797	94,373,032	86,824,491	33,192,159	21,963,888
2,501,883	5,304,639	18,382,139	16,960,302	(1,026,579)	7,257,781
15,726,555	31,085,237	105,465,606	98,824,662	30,000,199	27,545,235

172,304,583	149,309,063	1,017,169,607	859,203,844	243,962,746	289,551,290
(140,295,128)	(176,627,556)	(910,758,134)	(658,970,076)	(299,762,468)	(174,966,864)
32,009,455	(27,318,493)	106,411,473	200,233,768	(55,799,722)	114,584,426
47,736,010	3,766,744	211,877,079	299,058,430	(25,799,523)	142,129,661

238,687,735	234,920,991	823,199,153	524,140,723	314,939,085	172,809,424
$286,423,745	$238,687,735	$1,035,076,232	$823,199,153	$289,139,562	$314,939,085

6,600,002	7,550,002	17,950,002	13,300,002	7,975,002	4,975,002
4,700,000	4,500,000	21,125,000	20,100,000	5,875,000	7,775,000
(3,825,000)	(5,450,000)	(18,950,000)	(15,450,000)	(7,250,000)	(4,775,000)
7,475,002	6,600,002	20,125,002	17,950,002	6,600,002	7,975,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)		FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(7,517,520)	$(5,221,202)	$(2,199,464)	$(1,568,822)
Net realized gain (loss)	74,941,696	106,782,334	26,265,226	26,842,329
Net change in unrealized appreciation (depreciation)	26,528,560	9,833,204	3,266,144	4,129,834
Net increase (decrease) in net assets resulting from operations	93,952,736	111,394,336	27,331,906	29,403,341

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,134,630,329	1,105,817,467	413,898,264	274,059,273
Cost of shares redeemed	(1,052,248,971)	(934,403,755)	(410,655,804)	(230,266,345)
Net increase (decrease) in net assets resulting from shareholder transactions	82,381,358	171,413,712	3,242,460	43,792,928
Total increase (decrease) in net assets	176,334,094	282,808,048	30,574,366	73,196,269

NET ASSETS:
Beginning of period	816,700,692	533,892,644	248,708,743	175,512,474
End of period	$993,034,786	$816,700,692	$279,283,109	$248,708,743

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,425,002	12,675,002	5,925,002	4,825,002
Shares sold	21,700,000	23,575,000	9,425,000	6,875,000
Shares redeemed	(20,100,000)	(19,825,000)	(9,275,000)	(5,775,000)
Shares outstanding, end of period	18,025,002	16,425,002	6,075,002	5,925,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)		FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)		FT Vest U.S. Equity Buffer ETF - August (FAUG)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$(7,836,660)	$(5,150,934)	$(2,897,984)	$(2,939,943)	$(7,260,786)	$(4,886,856)
127,571,585	101,795,492	47,135,085	60,841,827	117,877,032	103,552,898
1,800,378	18,871,814	(1,280,253)	8,630,060	(6,101,383)	(3,092,710)
121,535,303	115,516,372	42,956,848	66,531,944	104,514,863	95,573,332

1,259,374,323	1,266,751,073	295,487,030	568,758,996	1,046,945,257	652,734,841
(1,183,552,984)	(1,056,775,664)	(290,949,746)	(568,086,601)	(922,346,964)	(573,817,980)
75,821,339	209,975,409	4,537,284	672,395	124,598,293	78,916,861
197,356,642	325,491,781	47,494,132	67,204,339	229,113,156	174,490,193

828,703,694	503,211,913	353,841,862	286,637,523	736,421,939	561,931,746
$1,026,060,336	$828,703,694	$401,335,994	$353,841,862	$965,535,095	$736,421,939

17,500,002	12,700,002	8,675,002	8,200,002	16,325,002	14,550,002
24,650,000	28,350,000	6,600,000	15,200,000	21,200,000	15,050,000
(23,025,000)	(23,550,000)	(6,550,000)	(14,725,000)	(18,525,000)	(13,275,000)
19,125,002	17,500,002	8,725,002	8,675,002	19,000,002	16,325,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)		FT Vest U.S. Equity Buffer ETF - September (FSEP)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(2,540,527)	$(2,534,820)	$(6,744,606)	$(3,887,384)
Net realized gain (loss)	36,764,606	45,984,754	82,820,784	33,780,391
Net change in unrealized appreciation (depreciation)	(1,847,992)	(4,806,897)	16,759,685	42,475,549
Net increase (decrease) in net assets resulting from operations	32,376,087	38,643,037	92,835,863	72,368,556

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	345,101,013	73,291,811	868,809,721	539,865,859
Cost of shares redeemed	(319,403,254)	(215,802,852)	(617,689,286)	(338,264,643)
Net increase (decrease) in net assets resulting from shareholder transactions	25,697,759	(142,511,041)	251,120,435	201,601,216
Total increase (decrease) in net assets	58,073,846	(103,868,004)	343,956,298	273,969,772

NET ASSETS:
Beginning of period	273,983,182	377,851,186	598,276,499	324,306,727
End of period	$332,057,028	$273,983,182	$942,232,797	$598,276,499

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,100,002	11,100,002	13,450,002	8,425,002
Shares sold	8,250,000	2,000,000	19,275,000	13,775,000
Shares redeemed	(7,600,000)	(6,000,000)	(13,775,000)	(8,750,000)
Shares outstanding, end of period	7,750,002	7,100,002	18,950,002	13,450,002
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)		FT Vest U.S. Equity Buffer ETF - October (FOCT)		FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$(2,046,116)	$(1,479,063)	$(6,594,381)	$(3,928,988)	$(2,350,674)	$(1,474,392)
24,649,260	20,784,616	74,544,660	35,840,039	31,263,337	13,128,345
2,587,898	7,422,004	10,984,021	24,743,007	(414,839)	6,234,465
25,191,042	26,727,557	78,934,300	56,654,058	28,497,824	17,888,418

209,652,705	230,977,945	679,337,952	615,940,100	261,726,032	181,750,993
(150,989,499)	(217,017,583)	(412,994,118)	(348,670,681)	(178,426,641)	(167,220,734)
58,663,206	13,960,362	266,343,834	267,269,419	83,299,391	14,530,259
83,854,248	40,687,919	345,278,134	323,923,477	111,797,215	32,418,677

179,523,180	138,835,261	602,383,963	278,460,486	192,207,705	159,789,028
$263,377,428	$179,523,180	$947,662,097	$602,383,963	$304,004,920	$192,207,705

4,525,002	3,975,002	14,325,002	7,275,002	4,950,002	4,500,002
5,250,000	6,675,000	15,875,000	16,325,000	6,700,000	5,175,000
(3,750,000)	(6,125,000)	(9,725,000)	(9,275,000)	(4,475,000)	(4,725,000)
6,025,002	4,525,002	20,475,002	14,325,002	7,175,002	4,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)		FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(7,061,943)	$(4,666,130)	$(2,464,594)	$(2,101,694)
Net realized gain (loss)	94,266,107	47,802,261	32,606,781	38,405,272
Net change in unrealized appreciation (depreciation)	(5,560,662)	40,298,144	(3,197,068)	1,183,416
Net increase (decrease) in net assets resulting from operations	81,643,502	83,434,275	26,945,119	37,486,994

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	750,437,277	655,357,767	192,904,368	200,003,978
Cost of shares redeemed	(546,692,503)	(430,812,627)	(141,399,224)	(232,504,155)
Net increase (decrease) in net assets resulting from shareholder transactions	203,744,774	224,545,140	51,505,144	(32,500,177)
Total increase (decrease) in net assets	285,388,276	307,979,415	78,450,263	4,986,817

NET ASSETS:
Beginning of period	701,158,434	393,179,019	246,031,226	241,044,409
End of period	$986,546,710	$701,158,434	$324,481,489	$246,031,226

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	14,975,002	9,625,002	5,850,002	6,525,002
Shares sold	15,600,000	15,825,000	4,500,000	5,425,000
Shares redeemed	(11,525,000)	(10,475,000)	(3,300,000)	(6,100,000)
Shares outstanding, end of period	19,050,002	14,975,002	7,050,002	5,850,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)		FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)		FT Vest Buffered Allocation Defensive ETF (BUFT)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$(7,550,157)	$(5,125,244)	$(2,609,644)	$(2,537,722)	$(237,861)	$(206,717)
94,781,843	81,283,824	41,337,557	41,436,740	8,784,473	11,109,825
7,241,200	36,600,198	(8,565,579)	2,782,665	1,060,343	(762,808)
94,472,886	112,758,778	30,162,334	41,681,683	9,606,955	10,140,300

927,887,101	937,649,464	243,800,679	348,355,451	333,805,211	276,394,239
(692,074,412)	(623,880,679)	(252,874,252)	(346,402,834)	(329,869,363)	(268,415,080)
235,812,689	313,768,785	(9,073,573)	1,952,617	3,935,848	7,979,159
330,285,575	426,527,563	21,088,761	43,634,300	13,542,803	18,119,459

723,659,054	297,131,491	322,617,352	278,983,052	113,549,903	95,430,444
$1,053,944,629	$723,659,054	$343,706,113	$322,617,352	$127,092,706	$113,549,903

16,650,002	8,125,002	8,225,002	8,150,002	5,150,002	4,750,002
20,725,000	24,175,000	6,075,000	9,800,000	14,750,000	13,100,000
(15,500,000)	(15,650,000)	(6,300,000)	(9,725,000)	(14,600,000)	(12,700,000)
21,875,002	16,650,002	8,000,002	8,225,002	5,300,002	5,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Buffered Allocation Growth ETF (BUFG)
	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(501,655)	$(382,552)
Net realized gain (loss)	20,971,892	25,635,966
Net change in unrealized appreciation (depreciation)	5,872,825	5,624,036
Net increase (decrease) in net assets resulting from operations	26,343,062	30,877,450

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	414,902,932	544,098,000
Cost of shares redeemed	(398,360,224)	(501,142,555)
Net increase (decrease) in net assets resulting from shareholder transactions	16,542,708	42,955,445
Total increase (decrease) in net assets	42,885,770	73,832,895

NET ASSETS:
Beginning of period	237,980,706	164,147,811
End of period	$280,866,476	$237,980,706

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,000,002	8,050,002
Shares sold	16,750,000	24,900,000
Shares redeemed	(16,100,000)	(22,950,000)
Shares outstanding, end of period	10,650,002	10,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - January (FJAN)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$44.39	$37.67	$32.35	$33.37	$30.06
Income from investment operations:
Net investment income (loss)	(0.38) (b)	(0.33) (b)	(0.29) (b)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	5.12	7.05	5.61	(0.83)	3.45
Total from investment operations	4.74	6.72	5.32	(1.02)	3.31
Net asset value, end of period	$49.13	$44.39	$37.67	$32.35	$33.37
Total return (c)	10.68%	17.84%	16.45%	(3.06)%	11.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,117,615	$742,340	$337,119	$189,233	$126,811
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$37.89	$33.19	$30.74	$31.94	$30.06
Income from investment operations:
Net investment income (loss)	(0.32) (b)	(0.29) (b)	(0.26) (b)	(0.04)	(0.22)
Net realized and unrealized gain (loss)	3.90	4.99	2.71	(1.16)	2.10
Total from investment operations	3.58	4.70	2.45	(1.20)	1.88
Net asset value, end of period	$41.47	$37.89	$33.19	$30.74	$31.94
Total return (c)	9.45%	14.16%	7.97%	(3.76)%	6.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$350,434	$245,331	$185,028	$132,931	$49,511
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - February (FFEB)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$48.05	$40.34	$35.45	$37.46	$31.48
Income from investment operations:
Net investment income (loss)	(0.41) (a)	(0.36) (a)	(0.31) (a)	(0.22)	(0.30)
Net realized and unrealized gain (loss)	6.39	8.07	5.20	(1.79)	6.28
Total from investment operations	5.98	7.71	4.89	(2.01)	5.98
Net asset value, end of period	$54.03	$48.05	$40.34	$35.45	$37.46
Total return (b)	12.45%	19.11%	13.79%	(5.37)%	19.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,091,499	$926,256	$386,234	$303,079	$258,453
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.36	$35.89	$33.96	$34.68	$31.24
Income from investment operations:
Net investment income (loss)	(0.35) (a)	(0.31) (a)	(0.28) (a)	(0.25)	(0.52)
Net realized and unrealized gain (loss)	4.81	5.78	2.21	(0.47)	3.96
Total from investment operations	4.46	5.47	1.93	(0.72)	3.44
Net asset value, end of period	$45.82	$41.36	$35.89	$33.96	$34.68
Total return (b)	10.78%	15.24%	5.68%	(2.08)%	11.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$406,671	$262,627	$206,343	$303,106	$282,634
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - March (FMAR)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$41.71	$36.06	$31.28	$32.40	$29.60
Income from investment operations:
Net investment income (loss)	(0.36) (b)	(0.32) (b)	(0.27) (b)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	4.52	5.97	5.05	(0.99)	2.90
Total from investment operations	4.16	5.65	4.78	(1.12)	2.80
Net asset value, end of period	$45.87	$41.71	$36.06	$31.28	$32.40
Total return (c)	9.97%	15.67%	15.28%	(3.46)%	9.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$878,440	$860,250	$320,901	$197,064	$82,609
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$36.94	$32.71	$30.36	$31.45	$29.60
Income from investment operations:
Net investment income (loss)	(0.31) (b)	(0.28) (b)	(0.25) (b)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	3.75	4.51	2.60	(1.00)	1.95
Total from investment operations	3.44	4.23	2.35	(1.09)	1.85
Net asset value, end of period	$40.38	$36.94	$32.71	$30.36	$31.45
Total return (c)	9.31%	12.93%	7.74%	(3.47)%	6.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$358,372	$301,068	$201,159	$192,793	$66,053
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - April (FAPR)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$40.01	$33.25	$29.40	$31.71	$30.04
Income from investment operations:
Net investment income (loss)	(0.34) (b)	(0.29) (b)	(0.25) (b)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	3.42	7.05	4.10	(2.19)	1.75
Total from investment operations	3.08	6.76	3.85	(2.31)	1.67
Net asset value, end of period	$43.09	$40.01	$33.25	$29.40	$31.71
Total return (c)	7.70%	20.33%	13.10%	(7.28)%	5.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$863,865	$689,112	$405,693	$281,511	$134,751
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$36.16	$31.12	$29.87	$31.08	$30.04
Income from investment operations:
Net investment income (loss)	(0.30) (b)	(0.27) (b)	(0.24) (b)	(0.07)	(0.10)
Net realized and unrealized gain (loss)	2.46	5.31	1.49	(1.14)	1.14
Total from investment operations	2.16	5.04	1.25	(1.21)	1.04
Net asset value, end of period	$38.32	$36.16	$31.12	$29.87	$31.08
Total return (c)	5.97%	16.20%	4.18%	(3.89)%	3.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$286,424	$238,688	$234,921	$265,833	$93,226
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - May (FMAY)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.86	$39.41	$35.67	$37.29	$33.47
Income from investment operations:
Net investment income (loss)	(0.39) (a)	(0.34) (a)	(0.30) (a)	(0.05)	(0.16)
Net realized and unrealized gain (loss)	5.96	6.79	4.04	(1.57)	3.98
Total from investment operations	5.57	6.45	3.74	(1.62)	3.82
Net asset value, end of period	$51.43	$45.86	$39.41	$35.67	$37.29
Total return (b)	12.15%	16.37%	10.49%	(4.34)%	11.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,035,076	$823,199	$524,141	$363,848	$111,876
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.49	$34.74	$31.61	$34.25	$32.16
Income from investment operations:
Net investment income (loss)	(0.34) (a)	(0.30) (a)	(0.27) (a)	(0.05)	(0.08)
Net realized and unrealized gain (loss)	4.66	5.05	3.40	(2.59)	2.17
Total from investment operations	4.32	4.75	3.13	(2.64)	2.09
Net asset value, end of period	$43.81	$39.49	$34.74	$31.61	$34.25
Total return (b)	10.94%	13.67%	9.90%	(7.71)%	6.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$289,140	$314,939	$172,809	$226,018	$63,371
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - June (FJUN)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$49.72	$42.12	$36.40	$37.07	$32.56
Income from investment operations:
Net investment income (loss)	(0.42) (a)	(0.37) (a)	(0.31) (a)	(0.08)	(0.15)
Net realized and unrealized gain (loss)	5.79	7.97	6.03	(0.59) (b)	4.66
Total from investment operations	5.37	7.60	5.72	(0.67)	4.51
Net asset value, end of period	$55.09	$49.72	$42.12	$36.40	$37.07
Total return (c)	10.80%	18.04%	15.71%	(1.81)%	13.85%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$993,035	$816,701	$533,893	$298,498	$113,075
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (d)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.98	$36.38	$32.44	$34.04	$31.62
Income from investment operations:
Net investment income (loss)	(0.36) (a)	(0.32) (a)	(0.28) (a)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	4.35	5.92	4.22	(1.53)	2.55
Total from investment operations	3.99	5.60	3.94	(1.60)	2.42
Net asset value, end of period	$45.97	$41.98	$36.38	$32.44	$34.04
Total return (b)	9.50%	15.39%	12.15%	(4.70)%	7.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$279,283	$248,709	$175,512	$180,064	$45,951
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - July (FJUL)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$47.35	$39.62	$34.74	$35.63	$31.61
Income from investment operations:
Net investment income (loss)	(0.41) (a)	(0.35) (a)	(0.30) (a)	(0.17)	(0.09)
Net realized and unrealized gain (loss)	6.71	8.08	5.18	(0.72)	4.11
Total from investment operations	6.30	7.73	4.88	(0.89)	4.02
Net asset value, end of period	$53.65	$47.35	$39.62	$34.74	$35.63
Total return (b)	13.31%	19.51%	14.05%	(2.50)%	12.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,026,060	$828,704	$503,212	$220,593	$124,722
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.79	$34.96	$31.12	$33.17	$30.96
Income from investment operations:
Net investment income (loss)	(0.35) (a)	(0.30) (a)	(0.26) (a)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	5.56	6.13	4.10	(1.97)	2.30
Total from investment operations	5.21	5.83	3.84	(2.05)	2.21
Net asset value, end of period	$46.00	$40.79	$34.96	$31.12	$33.17
Total return (b)	12.77%	16.68%	12.34%	(6.18)%	7.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$401,336	$353,842	$286,638	$157,135	$54,735
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - August (FAUG)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.11	$38.62	$35.30	$37.50	$32.95
Income from investment operations:
Net investment income (loss)	(0.39) (a)	(0.34) (a)	(0.30) (a)	(0.12)	(0.13)
Net realized and unrealized gain (loss)	6.10	6.83	3.62	(2.08)	4.68
Total from investment operations	5.71	6.49	3.32	(2.20)	4.55
Net asset value, end of period	$50.82	$45.11	$38.62	$35.30	$37.50
Total return (b)	12.66%	16.80%	9.41%	(5.87)%	13.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$965,535	$736,422	$561,932	$322,983	$155,642
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.59	$34.04	$31.59	$34.76	$32.15
Income from investment operations:
Net investment income (loss)	(0.33) (a)	(0.29) (a)	(0.26) (a)	(0.14)	(0.49)
Net realized and unrealized gain (loss)	4.59	4.84	2.71	(3.03)	3.10
Total from investment operations	4.26	4.55	2.45	(3.17)	2.61
Net asset value, end of period	$42.85	$38.59	$34.04	$31.59	$34.76
Total return (b)	11.04%	13.37%	7.76%	(9.12)%	8.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$332,057	$273,983	$377,851	$157,149	$90,370
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - September (FSEP)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$44.48	$38.49	$33.37	$34.45	$29.76
Income from investment operations:
Net investment income (loss)	(0.38) (b)	(0.34) (b)	(0.29) (b)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	5.62	6.33	5.41	(0.91)	4.85
Total from investment operations	5.24	5.99	5.12	(1.08)	4.69
Net asset value, end of period	$49.72	$44.48	$38.49	$33.37	$34.45
Total return (c)	11.78%	15.56%	15.34%	(3.13)%	15.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$942,233	$598,276	$324,307	$125,122	$41,344
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$39.67	$34.93	$30.43	$32.30	$29.76
Income from investment operations:
Net investment income (loss)	(0.33) (b)	(0.30) (b)	(0.26) (b)	(0.27) (b)	(0.25)
Net realized and unrealized gain (loss)	4.37	5.04	4.76	(1.60)	2.79
Total from investment operations	4.04	4.74	4.50	(1.87)	2.54
Net asset value, end of period	$43.71	$39.67	$34.93	$30.43	$32.30
Total return (c)	10.18%	13.57%	14.79%	(5.79)%	8.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$263,377	$179,523	$138,835	$98,899	$25,841
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.81)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - October (FOCT)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$42.05	$38.28	$32.89	$34.40	$29.87
Income from investment operations:
Net investment income (loss)	(0.35) (b)	(0.32) (b)	(0.28) (b)	(0.17)	(0.21)
Net realized and unrealized gain (loss)	4.58	4.09	5.67	(1.34)	4.74
Total from investment operations	4.23	3.77	5.39	(1.51)	4.53
Net asset value, end of period	$46.28	$42.05	$38.28	$32.89	$34.40
Total return (c)	10.06%	9.85%	16.39%	(4.39)%	15.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$947,662	$602,384	$278,460	$146,368	$70,529
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$38.83	$35.51	$30.60	$32.41	$29.87
Income from investment operations:
Net investment income (loss)	(0.32) (b)	(0.30) (b)	(0.27) (b)	(0.08)	(0.21)
Net realized and unrealized gain (loss)	3.86	3.62	5.18	(1.73)	2.75
Total from investment operations	3.54	3.32	4.91	(1.81)	2.54
Net asset value, end of period	$42.37	$38.83	$35.51	$30.60	$32.41
Total return (c)	9.12%	9.35%	16.05%	(5.58)%	8.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$304,005	$192,208	$159,789	$123,933	$40,511
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - November (FNOV)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$46.82	$40.85	$35.52	$38.30	$32.89
Income from investment operations:
Net investment income (loss)	(0.40) (a)	(0.35) (a)	(0.31) (a)	(0.05)	(0.40)
Net realized and unrealized gain (loss)	5.37	6.32	5.64	(2.73)	5.81
Total from investment operations	4.97	5.97	5.33	(2.78)	5.41
Net asset value, end of period	$51.79	$46.82	$40.85	$35.52	$38.30
Total return (b)	10.62%	14.61%	15.01%	(7.26)%	16.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$986,547	$701,158	$393,179	$261,058	$143,616
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.85)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.06	$36.94	$32.80	$34.99	$32.09
Income from investment operations:
Net investment income (loss)	(0.35) (a)	(0.32) (a)	(0.28) (a)	(0.28) (a)	(0.43)
Net realized and unrealized gain (loss)	4.32	5.44	4.42	(1.91)	3.33
Total from investment operations	3.97	5.12	4.14	(2.19)	2.90
Net asset value, end of period	$46.03	$42.06	$36.94	$32.80	$34.99
Total return (b)	9.44%	13.86%	12.62%	(6.26)%	9.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$324,481	$246,031	$241,044	$400,193	$90,968
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)%
Portfolio turnover rate (c)	0%	0%	0%	0%	0%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - December (FDEC)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$43.46	$36.57	$31.69	$33.78	$30.27
Income from investment operations:
Net investment income (loss)	(0.37) (b)	(0.33) (b)	(0.27) (b)	(0.28) (b)	(0.17)
Net realized and unrealized gain (loss)	5.09	7.22	5.15	(1.81)	3.68
Total from investment operations	4.72	6.89	4.88	(2.09)	3.51
Net asset value, end of period	$48.18	$43.46	$36.57	$31.69	$33.78
Total return (c)	10.86%	18.84%	15.40%	(6.19)%	11.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,053,945	$723,659	$297,131	$190,142	$70,943
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$39.22	$34.23	$30.40	$32.19	$30.27
Income from investment operations:
Net investment income (loss)	(0.33) (b)	(0.30) (b)	(0.26) (b)	(0.26) (b)	(0.18)
Net realized and unrealized gain (loss)	4.07	5.29	4.09	(1.53)	2.10
Total from investment operations	3.74	4.99	3.83	(1.79)	1.92
Net asset value, end of period	$42.96	$39.22	$34.23	$30.40	$32.19
Total return (c)	9.54%	14.58%	12.60%	(5.56)%	6.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$343,706	$322,617	$278,983	$251,592	$59,546
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Buffered Allocation Defensive ETF (BUFT)

	Year Ended			Period Ended 8/31/2022 (a)
	8/31/2025	8/31/2024	8/31/2023
Net asset value, beginning of period	$22.05	$20.09	$18.66	$20.01
Income from investment operations:
Net investment income (loss)	(0.04) (b)	(0.04) (b)	(0.04) (b)	(0.02)
Net realized and unrealized gain (loss)	1.97	2.00	1.47	(1.33)
Total from investment operations	1.93	1.96	1.43	(1.35)
Net asset value, end of period	$23.98	$22.05	$20.09	$18.66
Total return (c)	8.75%	9.76%	7.66%	(6.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$127,093	$113,550	$95,430	$154,840
Ratio of total expenses to average net assets (d)	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.20)%	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	293%	361%	372%	445%

(a)	Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Buffered Allocation Growth ETF (BUFG)

	Year Ended			Period Ended 8/31/2022 (a)
	8/31/2025	8/31/2024	8/31/2023
Net asset value, beginning of period	$23.80	$20.39	$18.16	$20.01
Income from investment operations:
Net investment income (loss)	(0.05) (b)	(0.04) (b)	(0.04) (b)	(0.02)
Net realized and unrealized gain (loss)	2.62	3.45	2.27	(1.83)
Total from investment operations	2.57	3.41	2.23	(1.85)
Net asset value, end of period	$26.37	$23.80	$20.39	$18.16
Total return (c)	10.80%	16.72%	12.28%	(9.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$280,866	$237,981	$164,148	$163,418
Ratio of total expenses to average net assets (d)	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.20)%	(0.19)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	190%	347%	475%	411%

(a)	Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-six funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust except for BUFT and BUFG, which are each a diversified series of the Trust. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Buffer ETF - January – (ticker “FJAN”)
FT Vest U.S. Equity Deep Buffer ETF - January – (ticker “DJAN”)
FT Vest U.S. Equity Buffer ETF - February – (ticker “FFEB”)
FT Vest U.S. Equity Deep Buffer ETF - February – (ticker “DFEB”)
FT Vest U.S. Equity Buffer ETF - March – (ticker “FMAR”)
FT Vest U.S. Equity Deep Buffer ETF - March – (ticker “DMAR”)
FT Vest U.S. Equity Buffer ETF - April – (ticker “FAPR”)
FT Vest U.S. Equity Deep Buffer ETF - April – (ticker “DAPR”)
FT Vest U.S. Equity Buffer ETF - May – (ticker “FMAY”)
FT Vest U.S. Equity Deep Buffer ETF - May – (ticker “DMAY”)
FT Vest U.S. Equity Buffer ETF - June – (ticker “FJUN”)
FT Vest U.S. Equity Deep Buffer ETF - June – (ticker “DJUN”)
FT Vest U.S. Equity Buffer ETF - July – (ticker “FJUL”)
FT Vest U.S. Equity Deep Buffer ETF - July – (ticker “DJUL”)
FT Vest U.S. Equity Buffer ETF - August – (ticker “FAUG”)
FT Vest U.S. Equity Deep Buffer ETF - August – (ticker “DAUG”)
FT Vest U.S. Equity Buffer ETF - September – (ticker “FSEP”)
FT Vest U.S. Equity Deep Buffer ETF - September – (ticker “DSEP”)
FT Vest U.S. Equity Buffer ETF - October – (ticker “FOCT”)
FT Vest U.S. Equity Deep Buffer ETF - October – (ticker “DOCT”)
FT Vest U.S. Equity Buffer ETF - November – (ticker “FNOV”)
FT Vest U.S. Equity Deep Buffer ETF - November – (ticker “DNOV”)
FT Vest U.S. Equity Buffer ETF - December – (ticker “FDEC”)
FT Vest U.S. Equity Deep Buffer ETF - December – (ticker “DDEC”)
FT Vest Buffered Allocation Defensive ETF – (ticker “BUFT”)
FT Vest Buffered Allocation Growth ETF – (ticker “BUFG”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of FJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.16% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period (an “Outcome Period”) from January 21, 2025 through January 16, 2026. Prior to January 21, 2025, the Fund’s investment objective included an upside cap of 15.70% and an Outcome Period of January 22, 2024 through January 17, 2025.
The investment objective of DJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.11% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from January 21, 2025 through January 16, 2026. Prior to January 21, 2025, the Fund’s investment objective included an upside cap of 13.94% and an Outcome Period of January 22, 2024 through January 17, 2025.
The investment objective of FFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.50% while providing a buffer (before fees and expenses) against the first

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
10% of Underlying ETF losses, over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 16.82% and an Outcome Period of February 20, 2024 through February 21, 2025.
The investment objective of DFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.31% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 15.05% and an Outcome Period of February 20, 2024 through February 21, 2025.
The investment objective of FMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.79% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from March 24, 2025 through March 20, 2026. Prior to March 24, 2025, the Fund’s investment objective included an upside cap of 17.13% and an Outcome Period of March 18, 2024 through March 21, 2025.
The investment objective of DMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.72% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from March 24, 2025 through March 20, 2026. Prior to March 24, 2025, the Fund’s investment objective included an upside cap of 15.41% and an Outcome Period of March 18, 2024 through March 21, 2025.
The investment objective of FAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 18.14% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from April 21, 2025 through April 17, 2026. Prior to April 21, 2025, the Fund’s investment objective included an upside cap of 17.73% and an Outcome Period of April 22, 2024 through April 17, 2025.
The investment objective of DAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.16% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from April 21, 2025 through April 17, 2026. Prior to April 21, 2025, the Fund’s investment objective included an upside cap of 15.51% and an Outcome Period of April 22, 2024 through April 17, 2025.
The investment objective of FMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.95% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from May 19, 2025 through May 15, 2026. Prior to May 19, 2025, the Fund’s investment objective included an upside cap of 15.92% and an Outcome Period of May 20, 2024 through May 16, 2025.
The investment objective of DMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.30% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from May 19, 2025 through May 15, 2026. Prior to May 19, 2025, the Fund’s investment objective included an upside cap of 15.42% and an Outcome Period of May 20, 2024 through May 16, 2025.
The investment objective of FJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.14% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from June 23, 2025 through June 18, 2026. Prior to June 23, 2025, the Fund’s investment objective included an upside cap of 15.93% and an Outcome Period of June 24, 2024 through June 20, 2025.
The investment objective of DJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.08% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from June 23, 2025 through June 18, 2026. Prior to June 23, 2025, the Fund’s investment objective included an upside cap of 14.63% and an Outcome Period of June 24, 2024 through June 20, 2025.
The investment objective of FJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.55% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from July 21, 2025 through July 17, 2026. Prior to July 21, 2025, the Fund’s investment objective included an upside cap of 15.69% and an Outcome Period of July 22, 2024 through July 18, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The investment objective of DJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.97% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from July 21, 2025 through July 17, 2026. Prior to July 21, 2025, the Fund’s investment objective included an upside cap of 14.03% and an Outcome Period of July 22, 2024 through July 18, 2025.
The investment objective of FAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.29% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from August 18, 2025 through August 21, 2026. Prior to August 18, 2025, the Fund’s investment objective included an upside cap of 14.55% and an Outcome Period of August 19, 2024 through August 15, 2025.
The investment objective of DAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.98% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from August 18, 2025 through August 21, 2026. Prior to August 18, 2025, the Fund’s investment objective included an upside cap of 12.70% and an Outcome Period of August 19, 2024 through August 15, 2025.
The investment objective of FSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 13.70% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 18.20% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of DSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.48% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 15.30% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of FOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.09% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from October 21, 2024 through October 17, 2025. Prior to October 21, 2024, the Fund’s investment objective included an upside cap of 18.85% and an Outcome Period of October 23, 2023 through October 18, 2024.
The investment objective of DOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.95% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from October 21, 2024 through October 17, 2025. Prior to October 21, 2024, the Fund’s investment objective included an upside cap of 15.38% and an Outcome Period of October 23, 2023 through October 18, 2024.
The investment objective of FNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.46% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 17.45% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of DNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.46% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 15.06% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of FDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.76% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 16.65% and an Outcome Period of December 18, 2023 through December 20, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The investment objective of DDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.41% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 14.35% and an Outcome Period of December 18, 2023 through December 20, 2024.
Under normal market conditions, each Fund, except BUFT and BUFG, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
The investment objective of BUFT is to seek to provide investors with capital preservation. BUFT seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period (“SPY Underlying ETFs”). Under normal market conditions, BUFT will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFT itself does not pursue a target outcome strategy. The buffer is only provided by the SPY Underlying ETFs and BUFT itself does not provide any stated buffer against losses. In order to understand BUFT’s strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.
The investment objective of BUFG is to seek to provide investors with capital appreciation. BUFG seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPY, up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period. Under normal market conditions, BUFG will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFG itself does not pursue a target outcome strategy. The buffer is only provided by the SPY Underlying ETFs and BUFG itself does not provide any stated buffer against losses. In order to understand BUFG’s strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of August 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFT and BUFG, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at August 31, 2025 are FLEX Options.
D. Affiliated Transactions
BUFT and BUFG invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFT at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	—	$—	$36,299,302	$(36,543,090)	$—	$243,788	$—	$—
FT Vest U.S. Equity Moderate Buffer ETF - January	—	—	27,974,636	(28,259,268)	—	284,632	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	—	—	28,390,061	(28,643,330)	—	253,269	—	—
FT Vest U.S. Equity Deep Buffer ETF - March	—	—	25,931,497	(26,441,773)	—	510,276	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	469,618	—	37,478,887	(20,437,637)	1,136,604	87,045	18,264,899	—
FT Vest U.S. Equity Moderate Buffer ETF - March	385,345	—	30,049,825	(15,468,731)	717,823	6,987	15,305,904	—
FT Vest U.S. Equity Deep Buffer ETF - April	496,672	—	36,328,530	(17,682,348)	376,135	7,472	19,029,789	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	617,912	$—	$54,706,526	$(33,646,821)	$381,372	$549,237	$21,990,314	$—
FT Vest U.S. Equity Moderate Buffer ETF - April	459,803	—	38,798,087	(21,304,690)	368,617	42,623	17,904,637	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	—	—	17,529,619	(17,514,451)	—	(15,168)	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	—	—	28,888,178	(29,648,992)	—	760,814	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	—	—	27,914,499	(28,573,184)	—	658,685	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	—	—	29,622,839	(30,204,206)	—	581,367	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	470,806	17,537,638	46,993,357	(46,071,517)	850,249	173,920	19,483,647	—
FT Vest U.S. Equity Moderate Buffer ETF - September	—	14,287,329	14,405,889	(28,722,050)	(152,564)	181,396	—	—
FT Vest U.S. Equity Buffer ETF - October	—	14,312,821	14,364,719	(28,711,553)	(637,942)	671,955	—	—
FT Vest U.S. Equity Deep Buffer ETF - October	—	16,310,709	16,373,194	(32,716,887)	(1,562,376)	1,595,360	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	413,883	19,564,109	34,355,375	(39,220,132)	226,852	188,803	15,115,007	—
FT Vest U.S. Equity Moderate Buffer ETF - October	—	16,420,684	16,477,843	(32,926,627)	(488,339)	516,439	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	—	14,838,425	14,900,961	(29,765,543)	(156,088)	182,245	—	—
FT Vest U.S. Equity Deep Buffer ETF - December	—	—	31,014,299	(31,430,455)	—	416,156	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	—	—	42,279,841	(42,722,961)	—	443,120	—	—
FT Vest U.S. Equity Moderate Buffer ETF - December	—	—	33,746,470	(34,190,522)	—	444,052	—	—
		$113,271,715	$684,824,434	$(680,846,768)	$1,060,343	$8,784,473	$127,094,197	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Amounts relating to investments in affiliated funds in BUFG at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	811,589	$—	$59,114,498	$(22,605,991)	$3,293,873	$79,103	$39,881,483	$—
FT Vest U.S. Equity Buffer ETF - February	747,362	33,676,225	91,906,740	(89,850,797)	822,525	3,772,512	40,327,205	—
FT Vest US Equity Buffer ETF - March	—	35,634,017	34,196,596	(71,347,539)	(2,179,966)	3,696,892	—	—
FT Vest US Equity Buffer ETF - April	—	32,465,450	14,880,623	(47,550,974)	(740,416)	945,317	—	—
FT Vest U.S. Equity Buffer ETF - May	770,180	36,315,281	73,613,684	(73,309,672)	559,357	2,431,707	39,610,357	—
FT Vest US Equity Deep Buffer ETF - May	—	30,796,863	14,152,411	(45,212,070)	(720,962)	983,758	—	—
FT Vest US Equity Buffer ETF - June	—	37,534,913	61,896,802	(101,810,248)	(1,924,983)	4,303,516	—	—
FT Vest U.S. Equity Deep Buffer ETF - June	—	—	61,827,582	(63,600,769)	—	1,773,187	—	—
FT Vest US Equity Moderate Buffer ETF - June	—	30,842,140	14,164,628	(45,229,643)	(734,131)	957,006	—	—
FT Vest US Equity Buffer ETF - July	—	—	79,773,290	(81,972,038)	—	2,198,748	—	—
FT Vest US Equity Buffer ETF - August	—	—	77,861,234	(80,002,117)	—	2,140,883	—	—
FT Vest U.S. Equity Buffer ETF - September	811,123	—	94,925,523	(56,664,095)	1,769,720	226,428	40,257,576	—
FT Vest U.S. Equity Buffer ETF - October	865,420	—	78,735,852	(39,237,629)	1,776,073	(1,265,929)	40,008,367	—
FT Vest U.S. Equity Buffer ETF - November	776,770	—	79,343,700	(39,553,485)	1,629,338	(1,217,977)	40,201,576	—
FT Vest U.S. Equity Buffer ETF - December	840,406	—	64,062,008	(25,852,991)	2,322,397	(53,259)	40,478,155	—
		$237,264,889	$900,455,171	$(883,800,058)	$5,872,825	$20,971,892	$280,764,719	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFT and BUFG which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2025 or 2024.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - January	31-Jan-25	$(579,480)	$(101,695,030)	$4,293,628
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-25	(161,314)	(22,019,260)	1,038,997
FT Vest U.S. Equity Buffer ETF - February	28-Feb-25	(1,154,487)	(108,020,543)	(3,791,114)
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-25	(354,382)	(32,064,446)	(1,058,499)
FT Vest U.S. Equity Buffer ETF - March	31-Mar-25	(1,660,311)	(57,453,424)	(4,040,476)
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-25	(532,981)	(22,234,982)	(1,250,915)
FT Vest U.S. Equity Buffer ETF - April	30-Apr-25	(2,006,964)	(94,397,801)	23,176,628
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-25	(671,322)	(28,262,361)	5,129,342
FT Vest U.S. Equity Buffer ETF - May	31-May-25	(2,925,485)	(100,294,671)	(3,976,432)
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-25	(830,019)	(18,311,774)	(805,521)
FT Vest U.S. Equity Buffer ETF - June	30-Jun-25	(3,851,675)	(112,009,255)	21,218,682
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-25	(1,132,468)	(30,609,044)	4,283,843
FT Vest U.S. Equity Buffer ETF - July	31-Jul-25	(4,620,608)	(113,259,370)	4,568,320
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-25	(1,652,704)	(28,548,488)	1,409,939
FT Vest U.S. Equity Buffer ETF - August	31-Aug-25	(4,933,921)	(100,809,035)	2,657,529
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-25	(1,674,301)	(32,517,676)	910,598
FT Vest U.S. Equity Buffer ETF - September	30-Sep-24	(3,257,836)	(74,437,304)	4,618,622
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-24	(1,119,925)	(21,869,236)	1,206,734
FT Vest U.S. Equity Buffer ETF - October	31-Oct-24	(3,780,163)	(73,770,735)	(11,062,329)
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-24	(1,291,028)	(21,106,700)	(3,474,107)
FT Vest U.S. Equity Buffer ETF - November	30-Nov-24	(4,925,485)	(96,501,499)	14,590,419
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-24	(1,939,620)	(29,220,253)	4,276,734
FT Vest U.S. Equity Buffer ETF - December	31-Dec-24	—	(104,301,994)	(4,996,967)
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-24	—	(30,430,724)	(1,203,343)
FT Vest Buffered Allocation Defensive ETF	31-Aug-25	(161,678)	(4,827,787)	4,387,327
FT Vest Buffered Allocation Growth ETF	31-Aug-25	(342,011)	(14,196,175)	15,472,358
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FJAN, DJAN, FFEB, DFEB, FMAR, DMAR, FAPR, DAPR, FMAY, DMAY, FJUN, DJUN, FJUL, DJUL, FAUG, DAUG, BUFT and BUFG the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For FSEP, DSEP, FOCT, DOCT, FNOV, DNOV, FDEC, and DDEC, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Buffer ETF - January	31-Jan-25	$101,695,030
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-25	22,019,260
FT Vest U.S. Equity Buffer ETF - February	28-Feb-25	108,020,543
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-25	32,064,446
FT Vest U.S. Equity Buffer ETF - March	31-Mar-25	57,453,424
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-25	22,234,982
FT Vest U.S. Equity Buffer ETF - April	30-Apr-25	94,397,801
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-25	28,262,361
FT Vest U.S. Equity Buffer ETF - May	31-May-25	100,294,671
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-25	18,311,774
FT Vest U.S. Equity Buffer ETF - June	30-Jun-25	112,009,255
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-25	30,609,044
FT Vest U.S. Equity Buffer ETF - July	31-Jul-25	113,259,370
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-25	28,548,488
FT Vest U.S. Equity Buffer ETF - August	31-Aug-25	100,809,035
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-25	32,517,676
FT Vest U.S. Equity Buffer ETF - September	30-Sep-24	74,437,304
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-24	21,869,236
FT Vest U.S. Equity Buffer ETF - October	31-Oct-24	73,770,735
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-24	21,106,700
FT Vest U.S. Equity Buffer ETF - November	30-Nov-24	96,501,499
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-24	29,220,253
FT Vest U.S. Equity Buffer ETF - December	31-Dec-24	104,301,994
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-24	30,430,724
FT Vest Buffered Allocation Defensive ETF	31-Aug-25	4,827,787
FT Vest Buffered Allocation Growth ETF	31-Aug-25	14,196,175
During the applicable taxable year end, the Funds listed below utilized non-expiring capital loss carryforwards in the following amounts:

Capital Loss Utilized
FT Vest U.S. Equity Buffer ETF - March	$1,048,343
FT Vest U.S. Equity Deep Buffer ETF - May	751,698
FT Vest U.S. Equity Deep Buffer ETF - July	9,703,023
FT Vest U.S. Equity Deep Buffer ETF - October	2,395,519
FT Vest U.S. Equity Deep Buffer ETF - November	756,503

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Buffer ETF - January	31-Jan-25	$579,480	$—
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-25	161,314	—
FT Vest U.S. Equity Buffer ETF - February	28-Feb-25	1,154,487	—
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-25	354,382	—
FT Vest U.S. Equity Buffer ETF - March	31-Mar-25	1,660,311	—
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-25	532,981	—
FT Vest U.S. Equity Buffer ETF - April	30-Apr-25	2,006,964	—
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-25	671,322	—
FT Vest U.S. Equity Buffer ETF - May	31-May-25	2,925,485	—
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-25	830,019	—
FT Vest U.S. Equity Buffer ETF - June	30-Jun-25	3,851,675	—
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-25	1,132,468	—
FT Vest U.S. Equity Buffer ETF - July	31-Jul-25	4,620,608	—
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-25	1,652,704	—
FT Vest U.S. Equity Buffer ETF - August	31-Aug-25	4,933,921	—
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-25	1,674,301	—
FT Vest U.S. Equity Buffer ETF - September	30-Sep-24	3,257,836	—
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-24	1,119,925	—
FT Vest U.S. Equity Buffer ETF - October	31-Oct-24	3,780,163	—
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-24	1,291,028	—
FT Vest U.S. Equity Buffer ETF - November	30-Nov-24	4,925,485	—
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-24	1,939,620	—
FT Vest Buffered Allocation Defensive ETF	31-Aug-25	161,678	—
FT Vest Buffered Allocation Growth ETF	31-Aug-25	342,011	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For each Fund’s applicable taxable period, the adjustments were as follows:

	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest U.S. Equity Buffer ETF - January	31-Jan-25	$5,870,571	$(163,082,222)	$157,211,651
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-25	2,030,937	(37,822,282)	35,791,345
FT Vest U.S. Equity Buffer ETF - February	28-Feb-25	6,511,590	(177,414,435)	170,902,845
FT Vest U.S. Equity Deep Buffer ETF - February	28-Feb-25	2,153,194	(48,662,641)	46,509,447
FT Vest U.S. Equity Buffer ETF - March	31-Mar-25	6,010,786	(89,619,196)	83,608,410
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-25	2,320,964	(33,230,983)	30,910,019
FT Vest U.S. Equity Buffer ETF - April	30-Apr-25	4,848,852	(67,612,884)	62,764,032
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-25	1,834,001	(17,928,463)	16,094,462
FT Vest U.S. Equity Buffer ETF - May	31-May-25	5,875,386	(120,128,700)	114,253,314
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-25	1,940,901	(32,803,955)	30,863,054
FT Vest U.S. Equity Buffer ETF - June	30-Jun-25	5,986,825	(118,371,868)	112,385,043

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-25	$1,755,281	$(33,915,087)	$32,159,806
FT Vest U.S. Equity Buffer ETF - July	31-Jul-25	6,242,681	(154,784,425)	148,541,744
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-25	2,857,817	(37,393,992)	34,536,175
FT Vest U.S. Equity Buffer ETF - August	31-Aug-25	5,668,118	(140,149,611)	134,481,493
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-25	2,473,971	(43,175,716)	40,701,745
FT Vest U.S. Equity Buffer ETF - September	30-Sep-24	2,637,772	(124,155,859)	121,518,087
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-24	1,490,876	(34,813,071)	33,322,195
FT Vest U.S. Equity Buffer ETF - October	31-Oct-24	2,516,145	(110,854,825)	108,338,680
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-24	1,384,617	(25,143,021)	23,758,404
FT Vest U.S. Equity Buffer ETF - November	30-Nov-24	3,382,600	(127,256,236)	123,873,636
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-24	2,187,139	(36,359,320)	34,172,181
FT Vest U.S. Equity Buffer ETF - December	31-Dec-24	6,337,572	(178,805,775)	172,468,203
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-24	2,622,056	(46,537,938)	43,915,882
FT Vest Buffered Allocation Defensive ETF	31-Aug-25	214,143	(8,795,252)	8,581,109
FT Vest Buffered Allocation Growth ETF	31-Aug-25	431,352	(23,623,064)	23,191,712
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - January	$1,046,538,508	$105,819,806	$(33,968,738)	$71,851,068
FT Vest U.S. Equity Deep Buffer ETF - January	332,301,723	27,740,591	(9,365,238)	18,375,353
FT Vest U.S. Equity Buffer ETF - February	1,024,811,442	104,154,636	(36,712,119)	67,442,517
FT Vest U.S. Equity Deep Buffer ETF - February	384,059,398	39,930,278	(17,041,638)	22,888,640
FT Vest U.S. Equity Buffer ETF - March	814,533,147	133,948,342	(69,412,033)	64,536,309
FT Vest U.S. Equity Deep Buffer ETF - March	335,850,466	55,533,141	(32,764,063)	22,769,078
FT Vest U.S. Equity Buffer ETF - April	777,405,515	192,539,401	(105,492,049)	87,047,352
FT Vest U.S. Equity Deep Buffer ETF - April	266,346,460	55,090,276	(34,817,757)	20,272,519
FT Vest U.S. Equity Buffer ETF - May	979,630,795	101,494,342	(45,340,971)	56,153,371
FT Vest U.S. Equity Deep Buffer ETF - May	276,644,408	29,609,511	(16,916,504)	12,693,007
FT Vest U.S. Equity Buffer ETF - June	944,968,060	93,269,314	(44,528,217)	48,741,097
FT Vest U.S. Equity Deep Buffer ETF - June	269,420,596	23,036,064	(12,984,672)	10,051,392
FT Vest U.S. Equity Buffer ETF - July	1,006,472,273	38,288,366	(18,007,553)	20,280,813
FT Vest U.S. Equity Deep Buffer ETF - July	394,801,402	13,048,728	(6,241,662)	6,807,066
FT Vest U.S. Equity Buffer ETF - August	963,566,311	10,163,125	(7,505,596)	2,657,529
FT Vest U.S. Equity Deep Buffer ETF - August	331,387,625	2,558,198	(1,647,600)	910,598
FT Vest U.S. Equity Buffer ETF - September	852,104,282	130,776,432	(39,985,792)	90,790,640
FT Vest U.S. Equity Deep Buffer ETF - September	240,001,205	34,920,885	(11,350,689)	23,570,196
FT Vest U.S. Equity Buffer ETF - October	874,207,858	110,452,566	(36,327,284)	74,125,282
FT Vest U.S. Equity Deep Buffer ETF - October	282,831,851	32,163,242	(10,757,385)	21,405,857
FT Vest U.S. Equity Buffer ETF - November	913,864,134	107,953,241	(34,581,284)	73,371,957
FT Vest U.S. Equity Deep Buffer ETF - November	300,968,516	33,282,001	(9,542,153)	23,739,848
FT Vest U.S. Equity Buffer ETF - December	978,707,494	111,899,367	(35,929,196)	75,970,171
FT Vest U.S. Equity Deep Buffer ETF - December	322,234,319	31,971,935	(10,261,429)	21,710,506
FT Vest Buffered Allocation Defensive ETF	122,726,623	4,387,327	—	4,387,327
FT Vest Buffered Allocation Growth ETF	265,440,510	15,472,569	(211)	15,472,358

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFT and BUFG incur pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of BUFT and BUFG, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For BUFT and BUFG, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds (other than BUFT and BUFG), the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of BUFT and BUFG, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each of BUFT and BUFG’s expenses for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the Funds, except BUFT and BUFG, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFT and BUFG, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales of investments for BUFT and BUFG, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Buffered Allocation Defensive ETF	$351,400,430	$350,842,411
FT Vest Buffered Allocation Growth ETF	486,019,827	485,477,573
For the fiscal year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Buffer ETF - January	$131,703,245	$686,085,466
FT Vest U.S. Equity Deep Buffer ETF - January	192,131,405	196,855,994
FT Vest U.S. Equity Buffer ETF - February	69,838,487	865,399,957
FT Vest U.S. Equity Deep Buffer ETF - February	231,123,860	245,349,660
FT Vest U.S. Equity Buffer ETF - March	76,286,466	945,693,933
FT Vest U.S. Equity Deep Buffer ETF - March	239,761,224	282,269,927
FT Vest U.S. Equity Buffer ETF - April	57,585,946	485,350,097
FT Vest U.S. Equity Deep Buffer ETF - April	78,134,370	131,624,326
FT Vest U.S. Equity Buffer ETF - May	80,556,156	890,702,588
FT Vest U.S. Equity Deep Buffer ETF - May	5,103,849	291,651,706
FT Vest U.S. Equity Buffer ETF - June	74,362,558	1,010,420,709

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Purchases	Sales
FT Vest U.S. Equity Deep Buffer ETF - June	$198,689,567	$405,289,324
FT Vest U.S. Equity Buffer ETF - July	91,330,559	1,129,635,069
FT Vest U.S. Equity Deep Buffer ETF - July	104,753,988	263,678,185
FT Vest U.S. Equity Buffer ETF - August	406,839,961	877,553,354
FT Vest U.S. Equity Deep Buffer ETF - August	2,947,737	295,633,758
FT Vest U.S. Equity Buffer ETF - September	97,477,629	579,632,157
FT Vest U.S. Equity Deep Buffer ETF - September	2,994,697	140,227,180
FT Vest U.S. Equity Buffer ETF - October	80,538,650	375,187,120
FT Vest U.S. Equity Deep Buffer ETF - October	30,404,051	160,283,831
FT Vest U.S. Equity Buffer ETF - November	77,917,331	506,350,972
FT Vest U.S. Equity Deep Buffer ETF - November	2,014,224	125,793,196
FT Vest U.S. Equity Buffer ETF - December	53,916,813	667,823,635
FT Vest U.S. Equity Deep Buffer ETF - December	8,687,136	236,900,201
FT Vest Buffered Allocation Defensive ETF	333,424,005	330,004,358
FT Vest Buffered Allocation Growth ETF	414,435,344	398,322,485
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at August 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$1,133,467,786	Options contracts written, at value	$22,138,206
DJAN
Options contracts	Equity Risk	Options contracts purchased, at value	356,394,229	Options contracts written, at value	7,930,293
FFEB
Options contracts	Equity Risk	Options contracts purchased, at value	1,112,224,842	Options contracts written, at value	27,695,248
DFEB
Options contracts	Equity Risk	Options contracts purchased, at value	415,321,617	Options contracts written, at value	11,226,203
FMAR
Options contracts	Equity Risk	Options contracts purchased, at value	928,242,407	Options contracts written, at value	55,708,122
DMAR
Options contracts	Equity Risk	Options contracts purchased, at value	381,885,178	Options contracts written, at value	25,912,809
FAPR
Options contracts	Equity Risk	Options contracts purchased, at value	945,145,662	Options contracts written, at value	87,505,198
DAPR
Options contracts	Equity Risk	Options contracts purchased, at value	321,144,662	Options contracts written, at value	36,843,159
FMAY
Options contracts	Equity Risk	Options contracts purchased, at value	1,073,934,413	Options contracts written, at value	47,392,983

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
DMAY
Options contracts	Equity Risk	Options contracts purchased, at value	$301,309,175	Options contracts written, at value	$14,529,043
FJUN
Options contracts	Equity Risk	Options contracts purchased, at value	1,035,542,521	Options contracts written, at value	51,461,428
DJUN
Options contracts	Equity Risk	Options contracts purchased, at value	292,822,458	Options contracts written, at value	16,066,278
FJUL
Options contracts	Equity Risk	Options contracts purchased, at value	1,057,731,430	Options contracts written, at value	41,922,407
DJUL
Options contracts	Equity Risk	Options contracts purchased, at value	411,092,001	Options contracts written, at value	13,706,705
FAUG
Options contracts	Equity Risk	Options contracts purchased, at value	996,403,779	Options contracts written, at value	41,261,026
DAUG
Options contracts	Equity Risk	Options contracts purchased, at value	338,547,924	Options contracts written, at value	10,023,156
FSEP
Options contracts	Equity Risk	Options contracts purchased, at value	949,602,177	Options contracts written, at value	9,899,795
DSEP
Options contracts	Equity Risk	Options contracts purchased, at value	269,172,700	Options contracts written, at value	6,486,140
FOCT
Options contracts	Equity Risk	Options contracts purchased, at value	950,081,438	Options contracts written, at value	5,727,733
DOCT
Options contracts	Equity Risk	Options contracts purchased, at value	306,718,146	Options contracts written, at value	3,764,768
FNOV
Options contracts	Equity Risk	Options contracts purchased, at value	995,348,976	Options contracts written, at value	12,885,192
DNOV
Options contracts	Equity Risk	Options contracts purchased, at value	329,258,429	Options contracts written, at value	6,105,657
FDEC
Options contracts	Equity Risk	Options contracts purchased, at value	1,064,688,672	Options contracts written, at value	15,922,338
DDEC
Options contracts	Equity Risk	Options contracts purchased, at value	348,918,794	Options contracts written, at value	6,881,042

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended August 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FJAN	DJAN	FFEB	DFEB	FMAR	DMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$125,534,857	$47,506,246	$127,677,955	$47,266,867	$73,629,670	$24,401,534
Written options contracts	(31,549,542)	(17,177,684)	941,738	(7,139,456)	23,082,729	3,230,813
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(25,513,364)	(12,717,285)	(20,646,953)	(544,192)	30,079,875	15,192,301
Written options contracts	35,991,850	12,583,264	14,982,274	2,584,736	(23,871,180)	(10,835,206)

Statements of Operations Location	FAPR	DAPR	FMAY	DMAY	FJUN	DJUN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$595,882	$8,588,977	$66,517,866	$29,636,336	$43,528,612	$22,327,650
Written options contracts	27,984,372	6,669,515	27,855,166	3,555,823	31,413,084	3,937,576
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	67,986,999	18,193,142	24,817,903	2,062,700	37,892,991	9,169,574
Written options contracts	(33,034,866)	(15,691,259)	(6,435,764)	(3,089,279)	(11,364,431)	(5,903,430)

Statements of Operations Location	FJUL	DJUL	FAUG	DAUG	FSEP	DSEP
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$93,175,541	$39,800,803	$97,273,955	$39,620,137	$110,615,959	$41,450,795
Written options contracts	34,396,044	7,334,282	20,603,077	(2,855,531)	(27,795,175)	(16,801,535)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	2,974,849	538,906	(6,104,732)	(3,714,300)	(27,225,876)	(11,439,168)
Written options contracts	(1,174,471)	(1,819,159)	3,349	1,866,308	43,985,561	14,027,066

Statements of Operations Location	FOCT	DOCT	FNOV	DNOV	FDEC	DDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$150,371,703	$63,326,751	$142,439,431	$57,720,667	$114,101,893	$67,778,223
Written options contracts	(75,827,043)	(32,063,414)	(48,173,324)	(25,113,886)	(19,320,050)	(26,440,666)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025

Statements of Operations Location	FOCT	DOCT	FNOV	DNOV	FDEC	DDEC
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$(69,888,806)	$(30,458,787)	$(56,729,456)	$(24,569,473)	$(40,862,513)	$(29,860,862)
Written options contracts	80,872,827	30,043,948	51,168,794	21,372,405	48,103,713	21,295,283
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the fiscal year ended August 31, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
FJAN	$1,855,907,572	$1,475,468,096	$86,662,703	$68,626,528
DJAN	545,630,750	436,559,988	19,385,485	14,848,756
FFEB	1,869,972,656	1,689,710,045	77,607,181	66,913,295
DFEB	657,921,504	513,668,996	23,868,947	20,576,851
FMAR	1,737,094,725	1,717,678,672	47,095,495	39,552,381
DMAR	619,157,538	560,807,016	13,699,961	7,911,229
FAPR	1,369,784,785	1,208,126,122	55,420,691	32,381,479
DAPR	392,929,933	339,629,567	17,748,522	9,299,430
FMAY	1,934,652,038	1,726,301,519	48,388,922	31,886,259
DMAY	488,284,839	508,770,372	11,123,934	7,059,888
FJUN	2,120,662,421	1,955,058,326	54,274,656	37,057,269
DJUN	737,164,748	705,024,968	13,660,361	8,552,836
FJUL	2,224,241,399	2,015,857,172	57,519,700	42,612,264
DJUL	656,237,681	604,054,657	14,254,045	10,346,131
FAUG	1,998,451,901	1,751,659,457	61,896,609	47,647,101
DAUG	656,621,657	592,970,357	19,541,394	15,140,051
FSEP	1,538,194,043	1,204,609,418	70,226,875	62,803,947
DSEP	406,867,686	324,088,431	17,238,746	15,480,054
FOCT	1,357,572,545	1,019,736,175	80,032,913	74,933,182
DOCT	466,389,731	353,246,549	22,985,858	21,583,522
FNOV	1,576,737,891	1,283,382,177	90,809,240	86,871,527
DNOV	461,465,577	378,703,599	24,492,239	22,968,967
FDEC	1,866,700,771	1,526,476,874	111,857,257	92,670,694
DDEC	543,284,614	511,105,054	28,054,784	25,305,410
BUFT	—	—	—	—
BUFG	—	—	—	—
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of September 22, 2025, the investment objective of the FSEP changed to include an upside cap of 14.00% and an Outcome Period of September 22, 2025 through September 18, 2026.
As of September 22, 2025, the investment objective of the DSEP changed to include an upside cap of 11.43% and an Outcome Period of September 22, 2025 through September 18, 2026.
As of October 20, 2025, the investment objective of the FOCT changed to include an upside cap of 15.09% and an Outcome Period of October 20, 2025 through October 16, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
As of October 20, 2025, the investment objective of the DOCT changed to include an upside cap of 11.73% and an Outcome Period of October 20, 2025 through October 16, 2026.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of FT Vest U.S. Equity Buffer ETF – January, FT Vest U.S. Equity Deep Buffer ETF – January, FT Vest U.S. Equity Buffer ETF – February, FT Vest U.S. Equity Deep Buffer ETF – February, FT Vest U.S. Equity Buffer ETF – March, FT Vest U.S. Equity Deep Buffer ETF – March, FT Vest U.S. Equity Buffer ETF – April, FT Vest U.S. Equity Deep Buffer ETF – April, FT Vest U.S. Equity Buffer ETF – May, FT Vest U.S. Equity Deep Buffer ETF – May, FT Vest U.S. Equity Buffer ETF – June, FT Vest U.S. Equity Deep Buffer ETF – June, FT Vest U.S. Equity Buffer ETF – July, FT Vest U.S. Equity Deep Buffer ETF – July, FT Vest U.S. Equity Buffer ETF – August, FT Vest U.S. Equity Deep Buffer ETF – August, FT Vest U.S. Equity Buffer ETF – September, FT Vest U.S. Equity Deep Buffer ETF – September, FT Vest U.S. Equity Buffer ETF – October, FT Vest U.S. Equity Deep Buffer ETF - October, FT Vest U.S. Equity Buffer ETF – November, FT Vest U.S. Equity Deep Buffer ETF – November, FT Vest U.S. Equity Buffer ETF – December, FT Vest U.S. Equity Deep Buffer ETF – December, FT Vest Buffered Allocation Defensive ETF, and FT Vest Buffered Allocation Growth ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Financial Highlights
FT Vest U.S. Equity Buffer ETF - January	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from January 15, 2021 (commencement of investment operations) through August 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - January
FT Vest U.S. Equity Buffer ETF - February	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
FT Vest U.S. Equity Deep Buffer ETF - February
FT Vest U.S. Equity Buffer ETF - March	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from March 19, 2021 (commencement of investment operations) through August 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - March
FT Vest U.S. Equity Buffer ETF - April	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from April 16, 2021 (commencement of investment operations) through August 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - April
FT Vest U.S. Equity Buffer ETF - May	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
FT Vest U.S. Equity Deep Buffer ETF - May
FT Vest U.S. Equity Buffer ETF - June
FT Vest U.S. Equity Deep Buffer ETF - June
FT Vest U.S. Equity Buffer ETF - July
FT Vest U.S. Equity Deep Buffer ETF - July
FT Vest U.S. Equity Buffer ETF - August
FT Vest U.S. Equity Deep Buffer ETF - August
FT Vest U.S. Equity Buffer ETF - September	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from September 18, 2020 (commencement of investment operations) through August 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - September

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Financial Highlights
FT Vest U.S. Equity Buffer ETF - October	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from October 16, 2020 (commencement of investment operations) through August 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - October
FT Vest U.S. Equity Buffer ETF - November	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
FT Vest U.S. Equity Deep Buffer ETF - November
FT Vest U.S. Equity Buffer ETF - December	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from December 18, 2020 (commencement of investment operations) through August 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - December
FT Vest Buffered Allocation Defensive ETF	For the years ended August 31, 2025, 2024, 2023, and for the period from October 26, 2021 (commencement of investment operations) through August 31, 2022
FT Vest Buffered Allocation Growth ETF
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 22, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreements (as applicable to a specific Fund, the “Sub-Advisory Agreement” and

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
collectively, the “Sub-Advisory Agreements” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Buffer ETF - January (FJAN)
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
FT Vest U.S. Equity Buffer ETF - February (FFEB)
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
FT Vest U.S. Equity Buffer ETF - March (FMAR)
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
FT Vest U.S. Equity Buffer ETF - April (FAPR)
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
FT Vest U.S. Equity Buffer ETF - May (FMAY)
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
FT Vest U.S. Equity Buffer ETF - June (FJUN)
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
FT Vest U.S. Equity Buffer ETF - July (FJUL)
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
FT Vest U.S. Equity Buffer ETF - August (FAUG)
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
FT Vest U.S. Equity Buffer ETF - September (FSEP)
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
FT Vest U.S. Equity Buffer ETF - October (FOCT)
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
FT Vest U.S. Equity Buffer ETF - November (FNOV)
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
FT Vest U.S. Equity Buffer ETF - December (FDEC)
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
FT Vest Buffered Allocation Defensive ETF (BUFT)
FT Vest Buffered Allocation Growth ETF (BUFG)
The Board approved the continuation of the applicable Agreements for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the applicable Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the applicable Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the applicable Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreements, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the June 8–9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor’s day-to-day management of the Funds’ investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund’s unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because each of BUFT and BUFG invests in underlying ETFs in the First Trust Fund Complex, each such Fund incurs acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for each of BUFT and BUFG was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its respective Expense Group and that the total (net) expense ratio for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. The Board also noted that the total (net) expense ratio (including acquired fund fees and expenses) for each of BUFT and BUFG was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that, for each Fund, not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information comparing each Fund’s performance for one or more periods ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. The Board noted that all of the Funds, except for BUFT and BUFG, are target outcome ETFs that seek to provide investors with returns (before fees and expenses) over a defined period of time (typically one year) that match the price return of the SPDR S&P 500 ETF Trust (“SPY”), up to a predetermined cap, while providing a buffer against certain losses on the price return of SPY. The Board considered information provided by the Sub-Advisor on each Fund’s performance during its respective target outcome period that ended between April 1, 2024 and March 31, 2025 and noted that each Fund delivered on its target outcome objective. With respect to BUFT and BUFG, based on the information provided, the Board noted that BUFT underperformed its Performance Universe median and benchmark index for the one- and three-year periods ended December 31, 2024 and that BUFG outperformed its Performance Universe median and underperformed its benchmark index for the one-year period ended December 31, 2024 and underperformed its Performance Universe median and benchmark index for the three-year period ended December 31, 2024. The Board also noted that each of BUFT and BUFG invests substantially all of its assets in multiple target outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor that seek to provide investors with returns (before fees and expenses) over a defined period of time (typically one year) that match the price return of SPY, up to a predetermined cap, while providing a buffer against certain losses on the price return of SPY and considered that the investment strategy of the underlying ETFs limits the comparability of the performance of each of BUFT and BUFG to that of the funds in its respective Performance Universe and its benchmark index.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. In addition, with respect to BUFT and BUFG, the Board considered that the Advisor, as the investment advisor to the underlying ETFs in which each Fund invests, will recognize additional revenue from the underlying ETFs if investment by the Funds causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for each Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Funds will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for each Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
breakpoints in the unitary fee rate schedule and its understanding that each Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Funds. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. In addition, with respect to BUFT and BUFG, the Board considered that the Sub-Advisor, as the investment sub-advisor to the underlying ETFs in which each Fund invests, will recognize additional revenue from the underlying ETFs if investment by the Funds causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
There were no distributions made by each Fund during their applicable taxable period; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Annual Financial Statements and Other Information
For the Period Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
FT Vest International Equity Moderate Buffer ETF - March (YMAR)
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
FT Vest International Equity Moderate Buffer ETF - June (YJUN)
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
FT Vest International Equity Moderate Buffer ETF - September (YSEP)
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
FT Vest International Equity Moderate Buffer ETF - December (YDEC)
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
FT Vest Laddered International Moderate Buffer ETF (BUFY)
FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
August 31, 2025

Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
300,597	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$300,597
	(Cost $300,597)
	Total Investments — 0.6%	300,597
	(Cost $300,597)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 101.8%
893	Invesco QQQ TrustSM, Series 1	$50,936,720	$5.21	01/16/26	50,358,074
	(Cost $46,317,500)
	Put Options Purchased — 1.9%
893	Invesco QQQ TrustSM, Series 1	50,936,720	521.73	01/16/26	959,126
	(Cost $3,057,289)
	Total Purchased Options				51,317,200
	(Cost $49,374,789)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (3.8)%
(893)	Invesco QQQ TrustSM, Series 1	(50,936,720)	587.10	01/16/26	(1,864,191)
	(Premiums received $1,527,632)
	Put Options Written — (0.4)%
(893)	Invesco QQQ TrustSM, Series 1	(50,936,720)	417.38	01/16/26	(220,910)
	(Premiums received $793,450)
	Total Written Options				(2,085,101)
	(Premiums received $2,321,082)
	Net Other Assets and Liabilities — (0.1)%				(37,576)
	Net Assets — 100.0%				$49,495,120

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$300,597	$300,597	$—	$—
Purchased Options	51,317,200	—	51,317,200	—
Total	$51,617,797	$300,597	$51,317,200	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,085,101)	$—	$(2,085,101)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
266,183	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$266,183
	(Cost $266,183)
	Total Investments — 0.7%	266,183
	(Cost $266,183)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.8%
	Call Options Purchased — 111.3%
666	SPDR® S&P 500® ETF Trust	$42,960,330	$5.99	01/16/26	42,370,460
666	SPDR® S&P 500® ETF Trust	42,960,330	597.59	01/16/26	4,275,201
	Total Call Options Purchased				46,645,661
	(Cost $41,895,004)
	Put Options Purchased — 1.5%
666	SPDR® S&P 500® ETF Trust	42,960,330	597.59	01/16/26	647,532
	(Cost $2,398,614)
	Total Purchased Options				47,293,193
	(Cost $44,293,618)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (12.9)%
(1,332)	SPDR® S&P 500® ETF Trust	(85,920,660)	626.69	01/16/26	(5,394,560)
	(Premiums received $3,454,588)
	Put Options Written — (0.5)%
(666)	SPDR® S&P 500® ETF Trust	(42,960,330)	507.95	01/16/26	(209,178)
	(Premiums received $822,105)
	Total Written Options				(5,603,738)
	(Premiums received $4,276,693)
	Net Other Assets and Liabilities — (0.1)%				(28,964)
	Net Assets — 100.0%				$41,926,674

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$266,183	$266,183	$—	$—
Purchased Options	47,293,193	—	47,293,193	—
Total	$47,559,376	$266,183	$47,293,193	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,603,738)	$—	$(5,603,738)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
294,191	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$294,191
	(Cost $294,191)
	Total Investments — 0.7%	294,191
	(Cost $294,191)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 101.0%
741	Invesco QQQ TrustSM, Series 1	$42,266,640	$5.25	02/20/26	41,802,759
	(Cost $36,243,970)
	Put Options Purchased — 2.5%
741	Invesco QQQ TrustSM, Series 1	42,266,640	526.07	02/20/26	1,024,314
	(Cost $4,063,739)
	Total Purchased Options				42,827,073
	(Cost $40,307,709)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (3.2)%
(741)	Invesco QQQ TrustSM, Series 1	(42,266,640)	602.46	02/20/26	(1,347,723)
	(Premiums received $497,149)
	Put Options Written — (0.9)%
(741)	Invesco QQQ TrustSM, Series 1	(42,266,640)	447.16	02/20/26	(363,231)
	(Premiums received $1,439,953)
	Total Written Options				(1,710,954)
	(Premiums received $1,937,102)
	Net Other Assets and Liabilities — (0.1)%				(34,722)
	Net Assets — 100.0%				$41,375,588

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$294,191	$294,191	$—	$—
Purchased Options	42,827,073	—	42,827,073	—
Total	$43,121,264	$294,191	$42,827,073	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,710,954)	$—	$(1,710,954)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
366,671	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$366,671
	(Cost $366,671)
	Total Investments — 0.8%	366,671
	(Cost $366,671)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.8%
	Call Options Purchased — 111.9%
771	SPDR® S&P 500® ETF Trust	$49,733,355	$6.01	02/20/26	49,076,903
771	SPDR® S&P 500® ETF Trust	49,733,355	599.95	02/20/26	5,156,841
	Total Call Options Purchased				54,233,744
	(Cost $47,059,598)
	Put Options Purchased — 1.9%
771	SPDR® S&P 500® ETF Trust	49,733,355	599.95	02/20/26	935,601
	(Cost $3,318,207)
	Total Purchased Options				55,169,345
	(Cost $50,377,805)
WRITTEN OPTIONS — (14.5)%
	Call Options Written — (13.8)%
(1,542)	SPDR® S&P 500® ETF Trust	(99,466,710)	629.35	02/20/26	(6,706,821)
	(Premiums received $3,425,699)
	Put Options Written — (0.7)%
(771)	SPDR® S&P 500® ETF Trust	(49,733,355)	509.96	02/20/26	(328,593)
	(Premiums received $1,239,859)
	Total Written Options				(7,035,414)
	(Premiums received $4,665,558)
	Net Other Assets and Liabilities — (0.1)%				(32,106)
	Net Assets — 100.0%				$48,468,496

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$366,671	$366,671	$—	$—
Purchased Options	55,169,345	—	55,169,345	—
Total	$55,536,016	$366,671	$55,169,345	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,035,414)	$—	$(7,035,414)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,101,863	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,101,863
	(Cost $1,101,863)
	Total Investments — 0.8%	1,101,863
	(Cost $1,101,863)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 100.5%
15,065	iShares MSCI EAFE ETF	$137,814,620	$0.84	03/20/26	135,511,031
	(Cost $122,394,504)
	Put Options Purchased — 1.6%
15,065	iShares MSCI EAFE ETF	137,814,620	83.66	03/20/26	2,129,588
	(Cost $6,955,172)
	Total Purchased Options				137,640,619
	(Cost $129,349,676)
WRITTEN OPTIONS — (2.8)%
	Call Options Written — (2.3)%
(15,065)	iShares MSCI EAFE ETF	(137,814,620)	96.54	03/20/26	(3,091,489)
	(Premiums received $1,093,404)
	Put Options Written — (0.5)%
(15,065)	iShares MSCI EAFE ETF	(137,814,620)	71.11	03/20/26	(738,034)
	(Premiums received $2,750,641)
	Total Written Options				(3,829,523)
	(Premiums received $3,844,045)
	Net Other Assets and Liabilities — (0.1)%				(96,074)
	Net Assets — 100.0%				$134,816,885

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,101,863	$1,101,863	$—	$—
Purchased Options	137,640,619	—	137,640,619	—
Total	$138,742,482	$1,101,863	$137,640,619	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,829,523)	$—	$(3,829,523)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,339,166	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$3,339,166
	(Cost $3,339,166)
	Total Investments — 0.8%	3,339,166
	(Cost $3,339,166)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.9%
	Call Options Purchased — 106.3%
8,492	Invesco QQQ TrustSM, Series 1	$484,383,680	$4.80	03/20/26	479,458,320
	(Cost $404,702,626)
	Put Options Purchased — 1.6%
8,492	Invesco QQQ TrustSM, Series 1	484,383,680	480.83	03/20/26	7,515,420
	(Cost $28,317,797)
	Total Purchased Options				486,973,740
	(Cost $433,020,423)
WRITTEN OPTIONS — (8.6)%
	Call Options Written — (7.7)%
(8,492)	Invesco QQQ TrustSM, Series 1	(484,383,680)	568.44	03/20/26	(34,647,360)
	(Premiums received $11,816,777)
	Put Options Written — (0.9)%
(8,492)	Invesco QQQ TrustSM, Series 1	(484,383,680)	432.75	03/20/26	(4,178,064)
	(Premiums received $15,685,556)
	Total Written Options				(38,825,424)
	(Premiums received $27,502,333)
	Net Other Assets and Liabilities — (0.1)%				(330,534)
	Net Assets — 100.0%				$451,156,948

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,339,166	$3,339,166	$—	$—
Purchased Options	486,973,740	—	486,973,740	—
Total	$490,312,906	$3,339,166	$486,973,740	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(38,825,424)	$—	$(38,825,424)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,266,291	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,266,291
	(Cost $1,266,291)
	Total Investments — 0.8%	1,266,291
	(Cost $1,266,291)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 125.0%
	Call Options Purchased — 123.4%
2,925	SPDR® S&P 500® ETF Trust	$188,677,125	$5.65	03/20/26	185,910,251
2,925	SPDR® S&P 500® ETF Trust	188,677,125	563.99	03/20/26	29,166,023
	Total Call Options Purchased				215,076,274
	(Cost $175,806,803)
	Put Options Purchased — 1.6%
2,925	SPDR® S&P 500® ETF Trust	188,677,125	563.99	03/20/26	2,741,251
	(Cost $9,613,852)
	Total Purchased Options				217,817,525
	(Cost $185,420,655)
WRITTEN OPTIONS — (25.7)%
	Call Options Written — (25.0)%
(5,850)	SPDR® S&P 500® ETF Trust	(377,354,250)	593.54	03/20/26	(43,608,883)
	(Premiums received $17,728,444)
	Put Options Written — (0.7)%
(2,925)	SPDR® S&P 500® ETF Trust	(188,677,125)	479.39	03/20/26	(1,123,756)
	(Premiums received $3,570,243)
	Total Written Options				(44,732,639)
	(Premiums received $21,298,687)
	Net Other Assets and Liabilities — (0.1)%				(121,044)
	Net Assets — 100.0%				$174,230,133

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,266,291	$1,266,291	$—	$—
Purchased Options	217,817,525	—	217,817,525	—
Total	$219,083,816	$1,266,291	$217,817,525	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(44,732,639)	$—	$(44,732,639)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
335,796	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$335,796
	(Cost $335,796)
	Total Investments — 0.8%	335,796
	(Cost $335,796)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 117.6%
	Call Options Purchased — 116.2%
833	Invesco QQQ TrustSM, Series 1	$47,514,320	$4.43	04/17/26	47,012,113
	(Cost $37,187,298)
	Put Options Purchased — 1.4%
833	Invesco QQQ TrustSM, Series 1	47,514,320	444.09	04/17/26	546,648
	(Cost $3,005,083)
	Total Purchased Options				47,558,761
	(Cost $40,192,381)
WRITTEN OPTIONS — (18.3)%
	Call Options Written — (17.8)%
(833)	Invesco QQQ TrustSM, Series 1	(47,514,320)	509.68	04/17/26	(7,221,035)
	(Premiums received $2,067,562)
	Put Options Written — (0.5)%
(833)	Invesco QQQ TrustSM, Series 1	(47,514,320)	355.27	04/17/26	(199,304)
	(Premiums received $1,017,710)
	Total Written Options				(7,420,339)
	(Premiums received $3,085,272)
	Net Other Assets and Liabilities — (0.1)%				(29,262)
	Net Assets — 100.0%				$40,444,956

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$335,796	$335,796	$—	$—
Purchased Options	47,558,761	—	47,558,761	—
Total	$47,894,557	$335,796	$47,558,761	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,420,339)	$—	$(7,420,339)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
443,818	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$443,818
	(Cost $443,818)
	Total Investments — 0.9%	443,818
	(Cost $443,818)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 137.4%
	Call Options Purchased — 136.1%
910	SPDR® S&P 500® ETF Trust	$58,699,550	$5.27	04/17/26	57,885,491
910	SPDR® S&P 500® ETF Trust	58,699,550	526.42	04/17/26	12,360,157
	Total Call Options Purchased				70,245,648
	(Cost $60,945,866)
	Put Options Purchased — 1.3%
910	SPDR® S&P 500® ETF Trust	58,699,550	526.42	04/17/26	642,606
	(Cost $1,805,896)
	Total Purchased Options				70,888,254
	(Cost $62,751,762)
WRITTEN OPTIONS — (38.2)%
	Call Options Written — (37.6)%
(1,820)	SPDR® S&P 500® ETF Trust	(117,399,100)	559.53	04/17/26	(19,391,772)
	(Premiums received $12,125,589)
	Put Options Written — (0.6)%
(910)	SPDR® S&P 500® ETF Trust	(58,699,550)	447.46	04/17/26	(302,375)
	(Premiums received $756,049)
	Total Written Options				(19,694,147)
	(Premiums received $12,881,638)
	Net Other Assets and Liabilities — (0.1)%				(34,721)
	Net Assets — 100.0%				$51,603,204

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$443,818	$443,818	$—	$—
Purchased Options	70,888,254	—	70,888,254	—
Total	$71,332,072	$443,818	$70,888,254	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,694,147)	$—	$(19,694,147)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
839,542	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$839,542
	(Cost $839,542)
	Total Investments — 0.9%	839,542
	(Cost $839,542)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.7%
	Call Options Purchased — 102.5%
1,659	Invesco QQQ TrustSM, Series 1	$94,629,360	$5.21	05/15/26	93,521,049
	(Cost $86,223,165)
	Put Options Purchased — 3.2%
1,659	Invesco QQQ TrustSM, Series 1	94,629,360	521.50	05/15/26	2,939,134
	(Cost $5,797,385)
	Total Purchased Options				96,460,183
	(Cost $92,020,550)
WRITTEN OPTIONS — (6.5)%
	Call Options Written — (5.2)%
(1,659)	Invesco QQQ TrustSM, Series 1	(94,629,360)	600.77	05/15/26	(4,754,711)
	(Premiums received $2,797,473)
	Put Options Written — (1.3)%
(1,659)	Invesco QQQ TrustSM, Series 1	(94,629,360)	443.27	05/15/26	(1,216,445)
	(Premiums received $2,926,476)
	Total Written Options				(5,971,156)
	(Premiums received $5,723,949)
	Net Other Assets and Liabilities — (0.1)%				(66,615)
	Net Assets — 100.0%				$91,261,954

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$839,542	$839,542	$—	$—
Purchased Options	96,460,183	—	96,460,183	—
Total	$97,299,725	$839,542	$96,460,183	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,971,156)	$—	$(5,971,156)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
193,938	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$193,938
	(Cost $193,938)
	Total Investments — 0.9%	193,938
	(Cost $193,938)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.5%
	Call Options Purchased — 116.0%
357	SPDR® S&P 500® ETF Trust	$23,028,285	$5.95	05/15/26	22,696,528
357	SPDR® S&P 500® ETF Trust	23,028,285	594.21	05/15/26	2,875,303
	Total Call Options Purchased				25,571,831
	(Cost $22,591,562)
	Put Options Purchased — 2.5%
357	SPDR® S&P 500® ETF Trust	23,028,285	594.21	05/15/26	561,768
	(Cost $1,178,654)
	Total Purchased Options				26,133,599
	(Cost $23,770,216)
WRITTEN OPTIONS — (19.3)%
	Call Options Written — (18.3)%
(714)	SPDR® S&P 500® ETF Trust	(46,056,570)	625.05	05/15/26	(4,032,572)
	(Premiums received $2,323,650)
	Put Options Written — (1.0)%
(357)	SPDR® S&P 500® ETF Trust	(23,028,285)	505.08	05/15/26	(228,237)
	(Premiums received $472,048)
	Total Written Options				(4,260,809)
	(Premiums received $2,795,698)
	Net Other Assets and Liabilities — (0.1)%				(14,950)
	Net Assets — 100.0%				$22,051,778

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$193,938	$193,938	$—	$—
Purchased Options	26,133,599	—	26,133,599	—
Total	$26,327,537	$193,938	$26,133,599	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,260,809)	$—	$(4,260,809)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - June (YJUN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
1,810,074	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,810,074
	(Cost $1,810,074)
	Total Investments — 1.1%	1,810,074
	(Cost $1,810,074)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 99.7%
18,786	iShares MSCI EAFE ETF	$171,854,328	$0.86	06/18/26	166,668,640
	(Cost $158,426,185)
	Put Options Purchased — 2.9%
18,786	iShares MSCI EAFE ETF	171,854,328	86.33	06/18/26	4,873,840
	(Cost $8,224,693)
	Total Purchased Options				171,542,480
	(Cost $166,650,878)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (2.5)%
(18,786)	iShares MSCI EAFE ETF	(171,854,328)	97.50	06/18/26	(4,274,754)
	(Premiums received $2,669,029)
	Put Options Written — (1.1)%
(18,786)	iShares MSCI EAFE ETF	(171,854,328)	73.38	06/18/26	(1,804,583)
	(Premiums received $2,742,969)
	Total Written Options				(6,079,337)
	(Premiums received $5,411,998)
	Net Other Assets and Liabilities — (0.1)%				(126,642)
	Net Assets — 100.0%				$167,146,575

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,810,074	$1,810,074	$—	$—
Purchased Options	171,542,480	—	171,542,480	—
Total	$173,352,554	$1,810,074	$171,542,480	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,079,337)	$—	$(6,079,337)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
6,207,436	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$6,207,436
	(Cost $6,207,436)
	Total Investments — 1.0%	6,207,436
	(Cost $6,207,436)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 101.6%
11,371	Invesco QQQ TrustSM, Series 1	$648,601,840	$5.26	06/18/26	641,051,496
	(Cost $595,377,728)
	Put Options Purchased — 3.7%
11,371	Invesco QQQ TrustSM, Series 1	648,601,840	526.82	06/18/26	23,390,147
	(Cost $41,131,195)
	Total Purchased Options				664,441,643
	(Cost $636,508,923)
WRITTEN OPTIONS — (6.2)%
	Call Options Written — (4.1)%
(11,371)	Invesco QQQ TrustSM, Series 1	(648,601,840)	622.76	06/18/26	(25,709,831)
	(Premiums received $16,770,434)
	Put Options Written — (2.1)%
(11,371)	Invesco QQQ TrustSM, Series 1	(648,601,840)	474.14	06/18/26	(13,304,070)
	(Premiums received $23,952,296)
	Total Written Options				(39,013,901)
	(Premiums received $40,722,730)
	Net Other Assets and Liabilities — (0.1)%				(467,862)
	Net Assets — 100.0%				$631,167,316

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,207,436	$6,207,436	$—	$—
Purchased Options	664,441,643	—	664,441,643	—
Total	$670,649,079	$6,207,436	$664,441,643	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(39,013,901)	$—	$(39,013,901)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,421,830	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,421,830
	(Cost $1,421,830)
	Total Investments — 1.0%	1,421,830
	(Cost $1,421,830)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.5%
	Call Options Purchased — 116.6%
2,363	SPDR® S&P 500® ETF Trust	$152,425,315	$5.95	06/18/26	149,919,188
2,363	SPDR® S&P 500® ETF Trust	152,425,315	594.29	06/18/26	19,632,608
	Total Call Options Purchased				169,551,796
	(Cost $150,410,609)
	Put Options Purchased — 2.9%
2,363	SPDR® S&P 500® ETF Trust	152,425,315	594.29	06/18/26	4,161,597
	(Cost $7,866,886)
	Total Purchased Options				173,713,393
	(Cost $158,277,495)
WRITTEN OPTIONS — (20.4)%
	Call Options Written — (19.2)%
(4,726)	SPDR® S&P 500® ETF Trust	(304,850,630)	625.73	06/18/26	(27,866,717)
	(Premiums received $15,901,223)
	Put Options Written — (1.2)%
(2,363)	SPDR® S&P 500® ETF Trust	(152,425,315)	505.15	06/18/26	(1,757,434)
	(Premiums received $3,385,296)
	Total Written Options				(29,624,151)
	(Premiums received $19,286,519)
	Net Other Assets and Liabilities — (0.1)%				(99,190)
	Net Assets — 100.0%				$145,411,882

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,421,830	$1,421,830	$—	$—
Purchased Options	173,713,393	—	173,713,393	—
Total	$175,135,223	$1,421,830	$173,713,393	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,624,151)	$—	$(29,624,151)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
877,514	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$877,514
	(Cost $877,514)
	Total Investments — 1.1%	877,514
	(Cost $877,514)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 99.1%
1,388	Invesco QQQ TrustSM, Series 1	$79,171,520	$5.60	07/17/26	78,126,273
	(Cost $76,929,374)
	Put Options Purchased — 5.5%
1,388	Invesco QQQ TrustSM, Series 1	79,171,520	561.25	07/17/26	4,316,791
	(Cost $5,101,831)
	Total Purchased Options				82,443,064
	(Cost $82,031,205)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (3.9)%
(1,388)	Invesco QQQ TrustSM, Series 1	(79,171,520)	628.94	07/17/26	(3,114,631)
	(Premiums received $3,207,271)
	Put Options Written — (1.7)%
(1,388)	Invesco QQQ TrustSM, Series 1	(79,171,520)	449.00	07/17/26	(1,350,829)
	(Premiums received $1,670,854)
	Total Written Options				(4,465,460)
	(Premiums received $4,878,125)
	Net Other Assets and Liabilities — (0.1)%				(55,632)
	Net Assets — 100.0%				$78,799,486

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$877,514	$877,514	$—	$—
Purchased Options	82,443,064	—	82,443,064	—
Total	$83,320,578	$877,514	$82,443,064	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,465,460)	$—	$(4,465,460)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
537,961	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$537,961
	(Cost $537,961)
	Total Investments — 1.1%	537,961
	(Cost $537,961)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.9%
	Call Options Purchased — 108.9%
743	SPDR® S&P 500® ETF Trust	$47,927,215	$6.29	07/17/26	47,127,100
743	SPDR® S&P 500® ETF Trust	47,927,215	627.59	07/17/26	4,510,701
	Total Call Options Purchased				51,637,801
	(Cost $49,501,161)
	Put Options Purchased — 4.0%
743	SPDR® S&P 500® ETF Trust	47,927,215	627.59	07/17/26	1,901,902
	(Cost $2,500,372)
	Total Purchased Options				53,539,703
	(Cost $52,001,533)
WRITTEN OPTIONS — (13.9)%
	Call Options Written — (12.3)%
(1,486)	SPDR® S&P 500® ETF Trust	(95,854,430)	659.28	07/17/26	(5,831,510)
	(Premiums received $4,817,489)
	Put Options Written — (1.6)%
(743)	SPDR® S&P 500® ETF Trust	(47,927,215)	533.45	07/17/26	(789,519)
	(Premiums received $1,057,458)
	Total Written Options				(6,621,029)
	(Premiums received $5,874,947)
	Net Other Assets and Liabilities — (0.1)%				(31,896)
	Net Assets — 100.0%				$47,424,739

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$537,961	$537,961	$—	$—
Purchased Options	53,539,703	—	53,539,703	—
Total	$54,077,664	$537,961	$53,539,703	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,621,029)	$—	$(6,621,029)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
517,687	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$517,687
	(Cost $517,687)
	Total Investments — 1.1%	517,687
	(Cost $517,687)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 97.8%
846	Invesco QQQ TrustSM, Series 1	$48,255,840	$5.76	08/21/26	47,623,878
	(Cost $47,881,056)
	Put Options Purchased — 6.8%
846	Invesco QQQ TrustSM, Series 1	48,255,840	577.33	08/21/26	3,277,404
	(Cost $3,208,867)
	Total Purchased Options				50,901,282
	(Cost $51,089,923)
WRITTEN OPTIONS — (5.7)%
	Call Options Written — (2.8)%
(846)	Invesco QQQ TrustSM, Series 1	(48,255,840)	657.81	08/21/26	(1,357,830)
	(Premiums received $1,494,282)
	Put Options Written — (2.9)%
(846)	Invesco QQQ TrustSM, Series 1	(48,255,840)	490.73	08/21/26	(1,396,746)
	(Premiums received $1,386,870)
	Total Written Options				(2,754,576)
	(Premiums received $2,881,152)
	Net Other Assets and Liabilities — 0.0%				21,898
	Net Assets — 100.0%				$48,686,291

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$517,687	$517,687	$—	$—
Purchased Options	50,901,282	—	50,901,282	—
Total	$51,418,969	$517,687	$50,901,282	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,754,576)	$—	$(2,754,576)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
361,637	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$361,637
	(Cost $361,637)
	Total Investments — 1.2%	361,637
	(Cost $361,637)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.3%
	Call Options Purchased — 106.5%
463	SPDR® S&P 500® ETF Trust	$29,865,815	$6.44	08/21/26	29,382,221
463	SPDR® S&P 500® ETF Trust	29,865,815	643.45	08/21/26	2,475,545
	Total Call Options Purchased				31,857,766
	(Cost $31,521,667)
	Put Options Purchased — 4.8%
463	SPDR® S&P 500® ETF Trust	29,865,815	643.45	08/21/26	1,440,939
	(Cost $1,580,021)
	Total Purchased Options				33,298,705
	(Cost $33,101,688)
WRITTEN OPTIONS — (12.4)%
	Call Options Written — (10.4)%
(926)	SPDR® S&P 500® ETF Trust	(59,731,630)	675.69	08/21/26	(3,096,359)
	(Premiums received $2,965,373)
	Put Options Written — (2.0)%
(463)	SPDR® S&P 500® ETF Trust	(29,865,815)	546.93	08/21/26	(609,474)
	(Premiums received $665,956)
	Total Written Options				(3,705,833)
	(Premiums received $3,631,329)
	Net Other Assets and Liabilities — (0.1)%				(18,571)
	Net Assets — 100.0%				$29,935,938

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$361,637	$361,637	$—	$—
Purchased Options	33,298,705	—	33,298,705	—
Total	$33,660,342	$361,637	$33,298,705	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,705,833)	$—	$(3,705,833)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - September (YSEP)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
351,958	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$351,958
	(Cost $351,958)
	Total Investments — 0.4%	351,958
	(Cost $351,958)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.1%
	Call Options Purchased — 100.1%
10,450	iShares MSCI EAFE ETF	$95,596,600	$0.82	09/19/25	94,739,073
	(Cost $83,115,943)
	Put Options Purchased — 0.0%
10,450	iShares MSCI EAFE ETF	95,596,600	82.26	09/19/25	63,118
	(Cost $4,760,928)
	Total Purchased Options				94,802,191
	(Cost $87,876,871)
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.4)%
(10,450)	iShares MSCI EAFE ETF	(95,596,600)	93.34	09/19/25	(414,133)
	(Premiums received $588,144)
	Put Options Written — (0.0)%
(10,450)	iShares MSCI EAFE ETF	(95,596,600)	69.92	09/19/25	(9,092)
	(Premiums received $991,039)
	Total Written Options				(423,225)
	(Premiums received $1,579,183)
	Net Other Assets and Liabilities — (0.1)%				(71,296)
	Net Assets — 100.0%				$94,659,628

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$351,958	$351,958	$—	$—
Purchased Options	94,802,191	—	94,802,191	—
Total	$95,154,149	$351,958	$94,802,191	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(423,225)	$—	$(423,225)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,171,982	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,171,982
	(Cost $1,171,982)
	Total Investments — 0.3%	1,171,982
	(Cost $1,171,982)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 102.0%
7,352	Invesco QQQ TrustSM, Series 1	$419,358,080	$4.81	09/19/25	415,792,360
	(Cost $351,906,253)
	Put Options Purchased — 0.1%
7,352	Invesco QQQ TrustSM, Series 1	419,358,080	482.43	09/19/25	279,376
	(Cost $24,894,578)
	Total Purchased Options				416,071,736
	(Cost $376,800,831)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (2.3)%
(7,352)	Invesco QQQ TrustSM, Series 1	(419,358,080)	566.09	09/19/25	(9,270,872)
	(Premiums received $7,696,907)
	Put Options Written — (0.0)%
(7,352)	Invesco QQQ TrustSM, Series 1	(419,358,080)	434.19	09/19/25	(102,928)
	(Premiums received $12,018,686)
	Total Written Options				(9,373,800)
	(Premiums received $19,715,593)
	Net Other Assets and Liabilities — (0.1)%				(282,010)
	Net Assets — 100.0%				$407,587,908

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,171,982	$1,171,982	$—	$—
Purchased Options	416,071,736	—	416,071,736	—
Total	$417,243,718	$1,171,982	$416,071,736	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,373,800)	$—	$(9,373,800)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
447,879	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$447,879
	(Cost $447,879)
	Total Investments — 0.3%	447,879
	(Cost $447,879)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.2%
	Call Options Purchased — 116.1%
2,069	SPDR® S&P 500® ETF Trust	$133,460,845	$5.69	09/19/25	131,904,957
2,069	SPDR® S&P 500® ETF Trust	133,460,845	568.26	09/19/25	15,891,989
	Total Call Options Purchased				147,796,946
	(Cost $124,168,756)
	Put Options Purchased — 0.1%
2,069	SPDR® S&P 500® ETF Trust	133,460,845	568.26	09/19/25	93,105
	(Cost $6,067,260)
	Total Purchased Options				147,890,051
	(Cost $130,236,016)
WRITTEN OPTIONS — (16.4)%
	Call Options Written — (16.4)%
(4,138)	SPDR® S&P 500® ETF Trust	(266,921,690)	595.02	09/19/25	(20,892,762)
	(Premiums received $9,966,685)
	Put Options Written — (0.0)%
(2,069)	SPDR® S&P 500® ETF Trust	(133,460,845)	483.02	09/19/25	(24,828)
	(Premiums received $1,365,872)
	Total Written Options				(20,917,590)
	(Premiums received $11,332,557)
	Net Other Assets and Liabilities — (0.1)%				(97,064)
	Net Assets — 100.0%				$127,323,276

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$447,879	$447,879	$—	$—
Purchased Options	147,890,051	—	147,890,051	—
Total	$148,337,930	$447,879	$147,890,051	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,917,590)	$—	$(20,917,590)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
128,332	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$128,332
	(Cost $128,332)
	Total Investments — 0.4%	128,332
	(Cost $128,332)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.5%
	Call Options Purchased — 104.1%
660	Invesco QQQ TrustSM, Series 1	$37,646,400	$4.93	10/17/25	37,267,989
	(Cost $32,655,242)
	Put Options Purchased — 0.4%
660	Invesco QQQ TrustSM, Series 1	37,646,400	494.46	10/17/25	123,084
	(Cost $2,189,082)
	Total Purchased Options				37,391,073
	(Cost $34,844,324)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.7)%
(660)	Invesco QQQ TrustSM, Series 1	(37,646,400)	556.27	10/17/25	(1,677,799)
	(Premiums received $1,211,343)
	Put Options Written — (0.1)%
(660)	Invesco QQQ TrustSM, Series 1	(37,646,400)	395.57	10/17/25	(21,127)
	(Premiums received $538,884)
	Total Written Options				(1,698,926)
	(Premiums received $1,750,227)
	Net Other Assets and Liabilities — (0.1)%				(28,080)
	Net Assets — 100.0%				$35,792,399

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$128,332	$128,332	$—	$—
Purchased Options	37,391,073	—	37,391,073	—
Total	$37,519,405	$128,332	$37,391,073	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,698,926)	$—	$(1,698,926)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
466,521	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$466,521
	(Cost $466,521)
	Total Investments — 0.4%	466,521
	(Cost $466,521)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.0%
	Call Options Purchased — 111.6%
1,859	SPDR® S&P 500® ETF Trust	$119,914,795	$5.86	10/17/25	118,519,392
1,859	SPDR® S&P 500® ETF Trust	119,914,795	584.60	10/17/25	11,979,861
	Total Call Options Purchased				130,499,253
	(Cost $114,288,450)
	Put Options Purchased — 0.4%
1,859	SPDR® S&P 500® ETF Trust	119,914,795	584.60	10/17/25	406,954
	(Cost $5,149,636)
	Total Purchased Options				130,906,207
	(Cost $119,438,086)
WRITTEN OPTIONS — (12.3)%
	Call Options Written — (12.2)%
(3,718)	SPDR® S&P 500® ETF Trust	(239,829,590)	612.89	10/17/25	(14,300,135)
	(Premiums received $8,090,396)
	Put Options Written — (0.1)%
(1,859)	SPDR® S&P 500® ETF Trust	(119,914,795)	496.91	10/17/25	(100,237)
	(Premiums received $1,664,647)
	Total Written Options				(14,400,372)
	(Premiums received $9,755,043)
	Net Other Assets and Liabilities — (0.1)%				(82,546)
	Net Assets — 100.0%				$116,889,810

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$466,521	$466,521	$—	$—
Purchased Options	130,906,207	—	130,906,207	—
Total	$131,372,728	$466,521	$130,906,207	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,400,372)	$—	$(14,400,372)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
147,602	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$147,602
	(Cost $147,602)
	Total Investments — 0.5%	147,602
	(Cost $147,602)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 103.0%
620	Invesco QQQ TrustSM, Series 1	$35,364,800	$4.96	11/21/25	35,009,143
	(Cost $31,590,124)
	Put Options Purchased — 0.8%
620	Invesco QQQ TrustSM, Series 1	35,364,800	496.56	11/21/25	263,432
	(Cost $2,012,577)
	Total Purchased Options				35,272,575
	(Cost $33,602,701)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (4.0)%
(620)	Invesco QQQ TrustSM, Series 1	(35,364,800)	571.49	11/21/25	(1,346,503)
	(Premiums received $813,196)
	Put Options Written — (0.2)%
(620)	Invesco QQQ TrustSM, Series 1	(35,364,800)	422.07	11/21/25	(78,201)
	(Premiums received $621,132)
	Total Written Options				(1,424,704)
	(Premiums received $1,434,328)
	Net Other Assets and Liabilities — (0.1)%				(25,479)
	Net Assets — 100.0%				$33,969,994

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$147,602	$147,602	$—	$—
Purchased Options	35,272,575	—	35,272,575	—
Total	$35,420,177	$147,602	$35,272,575	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,424,704)	$—	$(1,424,704)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
118,046	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$118,046
	(Cost $118,046)
	Total Investments — 0.5%	118,046
	(Cost $118,046)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.3%
	Call Options Purchased — 112.6%
405	SPDR® S&P 500® ETF Trust	$26,124,525	$5.87	11/21/25	25,818,693
405	SPDR® S&P 500® ETF Trust	26,124,525	585.76	11/21/25	2,764,943
	Total Call Options Purchased				28,583,636
	(Cost $24,998,457)
	Put Options Purchased — 0.7%
405	SPDR® S&P 500® ETF Trust	26,124,525	585.76	11/21/25	191,800
	(Cost $1,427,321)
	Total Purchased Options				28,775,436
	(Cost $26,425,778)
WRITTEN OPTIONS — (13.7)%
	Call Options Written — (13.5)%
(810)	SPDR® S&P 500® ETF Trust	(52,249,050)	615.28	11/21/25	(3,427,045)
	(Premiums received $2,007,544)
	Put Options Written — (0.2)%
(405)	SPDR® S&P 500® ETF Trust	(26,124,525)	497.90	11/21/25	(55,408)
	(Premiums received $490,217)
	Total Written Options				(3,482,453)
	(Premiums received $2,497,761)
	Net Other Assets and Liabilities — (0.1)%				(17,863)
	Net Assets — 100.0%				$25,393,166

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$118,046	$118,046	$—	$—
Purchased Options	28,775,436	—	28,775,436	—
Total	$28,893,482	$118,046	$28,775,436	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,482,453)	$—	$(3,482,453)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
433,712	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$433,712
	(Cost $433,712)
	Total Investments — 0.6%	433,712
	(Cost $433,712)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 105.9%
8,983	iShares MSCI EAFE ETF	$82,176,484	$0.75	12/19/25	80,839,634
	(Cost $66,392,762)
	Put Options Purchased — 0.4%
8,983	iShares MSCI EAFE ETF	82,176,484	75.10	12/19/25	296,170
	(Cost $3,630,850)
	Total Purchased Options				81,135,804
	(Cost $70,023,612)
WRITTEN OPTIONS — (6.8)%
	Call Options Written — (6.7)%
(8,983)	iShares MSCI EAFE ETF	(82,176,484)	87.73	12/19/25	(5,080,156)
	(Premiums received $860,712)
	Put Options Written — (0.1)%
(8,983)	iShares MSCI EAFE ETF	(82,176,484)	63.84	12/19/25	(112,737)
	(Premiums received $1,349,506)
	Total Written Options				(5,192,893)
	(Premiums received $2,210,218)
	Net Other Assets and Liabilities — (0.1)%				(56,320)
	Net Assets — 100.0%				$76,320,303

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$433,712	$433,712	$—	$—
Purchased Options	81,135,804	—	81,135,804	—
Total	$81,569,516	$433,712	$81,135,804	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,192,893)	$—	$(5,192,893)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,980,980	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,980,980
	(Cost $2,980,980)
	Total Investments — 0.5%	2,980,980
	(Cost $2,980,980)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 100.0%
9,636	Invesco QQQ TrustSM, Series 1	$549,637,440	$5.18	12/19/25	544,067,832
	(Cost $496,986,226)
	Put Options Purchased — 1.5%
9,636	Invesco QQQ TrustSM, Series 1	549,637,440	518.65	12/19/25	8,103,876
	(Cost $32,702,406)
	Total Purchased Options				552,171,708
	(Cost $529,688,632)
WRITTEN OPTIONS — (1.9)%
	Call Options Written — (1.3)%
(9,636)	Invesco QQQ TrustSM, Series 1	(549,637,440)	612.94	12/19/25	(6,937,920)
	(Premiums received $12,302,569)
	Put Options Written — (0.6)%
(9,636)	Invesco QQQ TrustSM, Series 1	(549,637,440)	466.78	12/19/25	(3,594,228)
	(Premiums received $17,597,930)
	Total Written Options				(10,532,148)
	(Premiums received $29,900,499)
	Net Other Assets and Liabilities — (0.1)%				(379,462)
	Net Assets — 100.0%				$544,241,078

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,980,980	$2,980,980	$—	$—
Purchased Options	552,171,708	—	552,171,708	—
Total	$555,152,688	$2,980,980	$552,171,708	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,532,148)	$—	$(10,532,148)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,139,240	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,139,240
	(Cost $1,139,240)
	Total Investments — 0.6%	1,139,240
	(Cost $1,139,240)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.7%
	Call Options Purchased — 111.5%
3,029	SPDR® S&P 500® ETF Trust	$195,385,645	$5.92	12/19/25	192,553,530
3,029	SPDR® S&P 500® ETF Trust	195,385,645	591.16	12/19/25	19,836,921
	Total Call Options Purchased				212,390,451
	(Cost $191,561,902)
	Put Options Purchased — 1.2%
3,029	SPDR® S&P 500® ETF Trust	195,385,645	591.16	12/19/25	2,235,402
	(Cost $8,898,775)
	Total Purchased Options				214,625,853
	(Cost $200,460,677)
WRITTEN OPTIONS — (13.2)%
	Call Options Written — (12.8)%
(6,058)	SPDR® S&P 500® ETF Trust	(390,771,290)	621.19	12/19/25	(24,401,624)
	(Premiums received $19,050,389)
	Put Options Written — (0.4)%
(3,029)	SPDR® S&P 500® ETF Trust	(195,385,645)	502.49	12/19/25	(687,583)
	(Premiums received $3,572,098)
	Total Written Options				(25,089,207)
	(Premiums received $22,622,487)
	Net Other Assets and Liabilities — (0.1)%				(159,535)
	Net Assets — 100.0%				$190,516,351

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,139,240	$1,139,240	$—	$—
Purchased Options	214,625,853	—	214,625,853	—
Total	$215,765,093	$1,139,240	$214,625,853	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
August 31, 2025
LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,089,207)	$—	$(25,089,207)	$—
See Notes to Financial Statements

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
370,872	FT Vest International Equity Moderate Buffer ETF - March (b)	$9,625,946
387,258	FT Vest International Equity Moderate Buffer ETF - June (b)	9,595,401
390,971	FT Vest International Equity Moderate Buffer ETF - September (b)	9,742,958
376,226	FT Vest International Equity Moderate Buffer ETF - December (b)	9,578,676
	Total Exchange-Traded Funds	38,542,981
	(Cost $36,400,563)
MONEY MARKET FUNDS — 0.0%
4,860	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (c)	4,860
	(Cost $4,860)

	Total Investments — 100.0%	38,547,841
	(Cost $36,405,423)
	Net Other Assets and Liabilities — (0.0)%	(3,110)
	Net Assets — 100.0%	$38,544,731

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 38,542,981	$ 38,542,981	$ —	$ —
Money Market Funds	4,860	4,860	—	—
Total Investments	$38,547,841	$38,547,841	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
12,085	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (b)	$430,775
12,460	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (b)	430,856
10,990	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	427,435
11,975	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	426,167
12,655	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (b)	429,247
10,245	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (b)	428,311
11,305	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (b)	428,319
11,765	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (b)	426,856
10,365	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (b)	428,941
11,815	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (b)	431,484
11,855	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (b)	429,872
10,870	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (b)	430,927
	Total Exchange-Traded Funds	5,149,190
	(Cost $5,083,792)
MONEY MARKET FUNDS — 0.0%
2,164	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (c)	2,164
	(Cost $2,164)

	Total Investments — 100.0%	5,151,354
	(Cost $5,085,956)
	Net Other Assets and Liabilities — (0.0)%	(389)
	Net Assets — 100.0%	$5,150,965

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 5,149,190	$ 5,149,190	$ —	$ —
Money Market Funds	2,164	2,164	—	—
Total Investments	$5,151,354	$5,151,354	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
August 31, 2025

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)	FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
ASSETS:
Investments, at value - Unaffiliated	$300,597	$266,183	$294,191	$366,671
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	300,597	266,183	294,191	366,671
Options contracts purchased, at value	51,317,200	47,293,193	42,827,073	55,169,345
Due from broker	201	201	200	1,404
Receivables:
Dividends	1,123	963	1,206	1,322
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	51,619,121	47,560,540	43,122,670	55,538,742

LIABILITIES:
Options contracts written, at value	2,085,101	5,603,738	1,710,954	7,035,414
Payables:
Investment advisory fees	38,900	30,128	36,128	34,832
Investment securities purchased	—	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	2,124,001	5,633,866	1,747,082	7,070,246
NET ASSETS	$49,495,120	$41,926,674	$41,375,588	$48,468,496

NET ASSETS consist of:
Paid-in capital	$46,255,769	$47,306,665	$36,869,085	$50,475,311
Par value	23,500	11,750	19,500	14,000
Accumulated distributable earnings (loss)	3,215,851	(5,391,741)	4,487,003	(2,020,815)
NET ASSETS	$49,495,120	$41,926,674	$41,375,588	$48,468,496
NET ASSET VALUE, per share	$21.06	$35.68	$21.22	$34.62
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,350,002	1,175,002	1,950,002	1,400,002
Investments, at cost - Unaffiliated	$300,597	$266,183	$294,191	$366,671
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$300,597	$266,183	$294,191	$366,671
Premiums paid on options contracts purchased	$49,374,789	$44,293,618	$40,307,709	$50,377,805
Premiums received on options contracts written	$2,321,082	$4,276,693	$1,937,102	$4,665,558
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)	FT Vest Nasdaq- 100® Buffer ETF - March (QMAR)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)	FT Vest Nasdaq- 100® Conservative Buffer ETF - April (QCAP)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)	FT Vest Nasdaq- 100® Moderate Buffer ETF - May (QMMY)

$1,101,863	$3,339,166	$1,266,291	$335,796	$443,818	$839,542
—	—	—	—	—	—
1,101,863	3,339,166	1,266,291	335,796	443,818	839,542
137,640,619	486,973,740	217,817,525	47,558,761	70,888,254	96,460,183
2,271	201	201	375	199	188

3,953	12,012	4,651	1,210	1,630	3,020
—	1,720,257	—	—	—	—
—	—	—	—	—	—
138,748,706	492,045,376	219,088,668	47,896,142	71,333,901	97,302,933

3,829,523	38,825,424	44,732,639	7,420,339	19,694,147	5,971,156

102,298	342,969	125,896	30,847	36,550	69,823
—	137,253	—	—	—	—
—	1,582,782	—	—	—	—
3,931,821	40,888,428	44,858,535	7,451,186	19,730,697	6,040,979
$134,816,885	$451,156,948	$174,230,133	$40,444,956	$51,603,204	$91,261,954

$139,314,220	$457,595,061	$215,426,362	$39,304,107	$53,480,851	$89,308,576
52,000	142,500	44,750	17,500	14,500	38,000
(4,549,335)	(6,580,613)	(41,240,979)	1,123,349	(1,892,147)	1,915,378
$134,816,885	$451,156,948	$174,230,133	$40,444,956	$51,603,204	$91,261,954
$25.93	$31.66	$38.93	$23.11	$35.59	$24.02
5,200,002	14,250,002	4,475,002	1,750,002	1,450,002	3,800,002
$1,101,863	$3,339,166	$1,266,291	$335,796	$443,818	$839,542
$—	$—	$—	$—	$—	$—
$1,101,863	$3,339,166	$1,266,291	$335,796	$443,818	$839,542
$129,349,676	$433,020,423	$185,420,655	$40,192,381	$62,751,762	$92,020,550
$3,844,045	$27,502,333	$21,298,687	$3,085,272	$12,881,638	$5,723,949
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
August 31, 2025

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)	FT Vest International Equity Moderate Buffer ETF - June (YJUN)	FT Vest Nasdaq-100® Buffer ETF - June (QJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
ASSETS:
Investments, at value - Unaffiliated	$193,938	$1,810,074	$6,207,436	$1,421,830
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	193,938	1,810,074	6,207,436	1,421,830
Options contracts purchased, at value	26,133,599	171,542,480	664,441,643	173,713,393
Due from broker	199	202	22,113	201
Receivables:
Dividends	698	6,809	22,157	5,109
Investment securities sold	—	—	1,577,608	—
Capital shares sold	—	—	—	—
Total Assets	26,328,434	173,359,565	672,270,957	175,140,533

LIABILITIES:
Options contracts written, at value	4,260,809	6,079,337	39,013,901	29,624,151
Payables:
Investment advisory fees	15,847	133,653	479,993	104,500
Investment securities purchased	—	—	92,721	—
Capital shares redeemed	—	—	1,517,026	—
Total Liabilities	4,276,656	6,212,990	41,103,641	29,728,651
NET ASSETS	$22,051,778	$167,146,575	$631,167,316	$145,411,882

NET ASSETS consist of:
Paid-in capital	$22,810,309	$186,239,057	$676,773,544	$158,446,875
Par value	6,500	67,500	208,000	34,750
Accumulated distributable earnings (loss)	(765,031)	(19,159,982)	(45,814,228)	(13,069,743)
NET ASSETS	$22,051,778	$167,146,575	$631,167,316	$145,411,882
NET ASSET VALUE, per share	$33.93	$24.76	$30.34	$41.85
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	650,002	6,750,002	20,800,002	3,475,002
Investments, at cost - Unaffiliated	$193,938	$1,810,074	$6,207,436	$1,421,830
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$193,938	$1,810,074	$6,207,436	$1,421,830
Premiums paid on options contracts purchased	$23,770,216	$166,650,878	$636,508,923	$158,277,495
Premiums received on options contracts written	$2,795,698	$5,411,998	$40,722,730	$19,286,519
See Notes to Financial Statements

FT Vest Nasdaq- 100® Conservative Buffer ETF - July (QCJL)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)	FT Vest Nasdaq- 100® Moderate Buffer ETF - August (QMAG)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)	FT Vest International Equity Moderate Buffer ETF - September (YSEP)	FT Vest Nasdaq- 100® Buffer ETF - September (QSPT)

$877,514	$537,961	$517,687	$361,637	$351,958	$1,171,982
—	—	—	—	—	—
877,514	537,961	517,687	361,637	351,958	1,171,982
82,443,064	53,539,703	50,901,282	33,298,705	94,802,191	416,071,736
138	201	417	201	200	202

3,081	1,905	823	670	1,292	4,413
—	—	126,935	—	—	1,584,517
—	—	2,264,524	—	—	—
83,323,797	54,079,770	53,811,668	33,661,213	95,155,641	418,832,850

4,465,460	6,621,029	2,754,576	3,705,833	423,225	9,373,800

58,851	34,002	24,239	19,442	72,788	309,019
—	—	2,346,562	—	—	35,787
—	—	—	—	—	1,526,336
4,524,311	6,655,031	5,125,377	3,725,275	496,013	11,244,942
$78,799,486	$47,424,739	$48,686,291	$29,935,938	$94,659,628	$407,587,908

$82,765,310	$56,134,341	$51,447,820	$33,283,849	$90,136,199	$393,498,512
34,500	12,500	21,500	8,250	38,000	133,500
(4,000,324)	(8,722,102)	(2,783,029)	(3,356,161)	4,485,429	13,955,896
$78,799,486	$47,424,739	$48,686,291	$29,935,938	$94,659,628	$407,587,908
$22.84	$37.94	$22.64	$36.29	$24.91	$30.53
3,450,002	1,250,002	2,150,002	825,002	3,800,002	13,350,002
$877,514	$537,961	$517,687	$361,637	$351,958	$1,171,982
$—	$—	$—	$—	$—	$—
$877,514	$537,961	$517,687	$361,637	$351,958	$1,171,982
$82,031,205	$52,001,533	$51,089,923	$33,101,688	$87,876,871	$376,800,831
$4,878,125	$5,874,947	$2,881,152	$3,631,329	$1,579,183	$19,715,593
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
August 31, 2025

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)	FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)	FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
ASSETS:
Investments, at value - Unaffiliated	$447,879	$128,332	$466,521	$147,602
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	447,879	128,332	466,521	147,602
Options contracts purchased, at value	147,890,051	37,391,073	130,906,207	35,272,575
Due from broker	199	192	201	325
Receivables:
Dividends	1,643	492	1,729	550
Investment securities sold	171,791	—	—	—
Capital shares sold	1,035,282	—	—	—
Total Assets	149,546,845	37,520,089	131,374,658	35,421,052

LIABILITIES:
Options contracts written, at value	20,917,590	1,698,926	14,400,372	1,424,704
Payables:
Investment advisory fees	90,757	28,764	84,476	26,354
Investment securities purchased	1,215,222	—	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	22,223,569	1,727,690	14,484,848	1,451,058
NET ASSETS	$127,323,276	$35,792,399	$116,889,810	$33,969,994

NET ASSETS consist of:
Paid-in capital	$134,148,610	$32,271,125	$125,959,416	$30,584,644
Par value	30,750	16,500	32,000	15,500
Accumulated distributable earnings (loss)	(6,856,084)	3,504,774	(9,101,606)	3,369,850
NET ASSETS	$127,323,276	$35,792,399	$116,889,810	$33,969,994
NET ASSET VALUE, per share	$41.41	$21.69	$36.53	$21.92
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,075,002	1,650,002	3,200,002	1,550,002
Investments, at cost - Unaffiliated	$447,879	$128,332	$466,521	$147,602
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$447,879	$128,332	$466,521	$147,602
Premiums paid on options contracts purchased	$130,236,016	$34,844,324	$119,438,086	$33,602,701
Premiums received on options contracts written	$11,332,557	$1,750,227	$9,755,043	$1,434,328
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)	FT Vest Nasdaq- 100® Buffer ETF - December (QDEC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)	FT Vest Laddered International Moderate Buffer ETF (BUFY)	FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

$118,046	$433,712	$2,980,980	$1,139,240	$4,860	$2,164
—	—	—	—	38,542,981	5,149,190
118,046	433,712	2,980,980	1,139,240	38,547,841	5,151,354
28,775,436	81,135,804	552,171,708	214,625,853	—	—
201	206	562	3,469	—	—

434	1,573	10,760	4,200	18	7
—	—	3,094,195	4,543,126	—	—
—	—	—	—	—	—
28,894,117	81,571,295	558,258,205	220,315,888	38,547,859	5,151,361

3,482,453	5,192,893	10,532,148	25,089,207	—	—

18,498	58,099	411,011	140,359	3,128	396
—	—	59,190	600,974	—	—
—	—	3,014,778	3,968,997	—	—
3,500,951	5,250,992	14,017,127	29,799,537	3,128	396
$25,393,166	$76,320,303	$544,241,078	$190,516,351	$38,544,731	$5,150,965

$23,729,727	$75,424,207	$557,899,900	$227,369,226	$36,403,166	$5,083,067
7,000	30,000	180,500	48,000	18,000	2,500
1,656,439	866,096	(13,839,322)	(36,900,875)	2,123,565	65,398
$25,393,166	$76,320,303	$544,241,078	$190,516,351	$38,544,731	$5,150,965
$36.28	$25.44	$30.15	$39.69	$21.41	$20.60
700,002	3,000,002	18,050,002	4,800,002	1,800,002	250,002
$118,046	$433,712	$2,980,980	$1,139,240	$4,860	$2,164
$—	$—	$—	$—	$36,400,563	$5,083,792
$118,046	$433,712	$2,980,980	$1,139,240	$36,405,423	$5,085,956
$26,425,778	$70,023,612	$529,688,632	$200,460,677	$—	$—
$2,497,761	$2,210,218	$29,900,499	$22,622,487	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended August 31, 2025

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA) (a)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)	FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE) (b)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
INVESTMENT INCOME:
Dividends - Unaffiliated	$9,595	$14,395	$8,606	$13,183
Total investment income	9,595	14,395	8,606	13,183

EXPENSES:
Investment advisory fees	250,356	412,444	195,998	345,750
Total expenses	250,356	412,444	195,998	345,750
Less fees waived by the investment advisor	—	—	—	—
Net expenses	250,356	412,444	195,998	345,750
NET INVESTMENT INCOME (LOSS)	(240,761)	(398,049)	(187,392)	(332,567)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	—	1,004,874	—	(1,610,092)
Written options contracts	—	(8,896,524)	—	(3,499,771)
In-kind redemptions - Purchased options contracts	1,026,194	17,609,501	1,667,277	8,398,625
In-kind redemptions - Written options contracts	248,421	(5,174,951)	261,008	(303,516)
Net realized gain (loss)	1,274,615	4,542,900	1,928,285	2,985,246
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	1,942,411	(7,676,471)	2,519,364	1,678,636
Written options contracts	235,981	7,739,253	226,148	70,388
Net change in unrealized appreciation (depreciation)	2,178,392	62,782	2,745,512	1,749,024
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,453,007	4,605,682	4,673,797	4,734,270
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,212,246	$4,207,633	$4,486,405	$4,401,703

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)	FT Vest Nasdaq- 100® Buffer ETF - March (QMAR)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)	FT Vest Nasdaq- 100® Conservative Buffer ETF - April (QCAP)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)	FT Vest Nasdaq- 100® Moderate Buffer ETF - May (QMMY)

$38,341	$125,716	$49,939	$6,588	$6,046	$12,794
38,341	125,716	49,939	6,588	6,046	12,794

1,005,400	3,873,150	1,458,598	311,556	284,032	593,919
1,005,400	3,873,150	1,458,598	311,556	284,032	593,919
—	—	—	—	—	—
1,005,400	3,873,150	1,458,598	311,556	284,032	593,919
(967,059)	(3,747,434)	(1,408,659)	(304,968)	(277,986)	(581,125)

—	—	—	—	—	—
(6,576,510)	(23,048,978)	8,739,268	(2,178,162)	(3,772,068)	(2,134,169)
66,697	920,368	3,154,671	13,874	220,030	120,424
10,182,769	39,266,527	11,992,613	2,590,736	2,140,100	14,798,714
2,171,754	19,465,628	(3,990,821)	1,341,261	4,305,131	2,596,557
5,844,710	36,603,545	19,895,731	1,767,709	2,893,193	15,381,526

—	—	—	—	—	—
4,479,859	33,471,068	8,836,017	5,705,069	6,131,363	3,926,713
(167,140)	(17,285,961)	(9,678,943)	(3,724,589)	(5,381,047)	(215,745)
4,312,719	16,185,107	(842,926)	1,980,480	750,316	3,710,968
10,157,429	52,788,652	19,052,805	3,748,189	3,643,509	19,092,494
$9,190,370	$49,041,218	$17,644,146	$3,443,221	$3,365,523	$18,511,369
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended August 31, 2025

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)	FT Vest International Equity Moderate Buffer ETF - June (YJUN)	FT Vest Nasdaq-100® Buffer ETF - June (QJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
INVESTMENT INCOME:
Dividends - Unaffiliated	$7,032	$56,058	$166,123	$49,028
Total investment income	7,032	56,058	166,123	49,028

EXPENSES:
Investment advisory fees	204,488	1,434,742	4,772,173	1,359,976
Total expenses	204,488	1,434,742	4,772,173	1,359,976
Less fees waived by the investment advisor	—	—	—	—
Net expenses	204,488	1,434,742	4,772,173	1,359,976
NET INVESTMENT INCOME (LOSS)	(197,456)	(1,378,684)	(4,606,050)	(1,310,948)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(1,083,391)	(8,726,862)	(30,603,874)	55,721
Written options contracts	(466,109)	224,025	278,447	4,415,153
In-kind redemptions - Purchased options contracts	929,949	20,807,390	54,468,646	12,083,723
In-kind redemptions - Written options contracts	2,172,464	3,015,940	24,286,254	544,783
Net realized gain (loss)	1,552,913	15,320,493	48,429,473	17,099,380
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	1,165,862	(3,034,865)	29,477,307	8,469,025
Written options contracts	(525,895)	1,611,838	(2,652,143)	(7,788,335)
Net change in unrealized appreciation (depreciation)	639,967	(1,423,027)	26,825,164	680,690
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,192,880	13,897,466	75,254,637	17,780,070
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,995,424	$12,518,782	$70,648,587	$16,469,122
See Notes to Financial Statements

FT Vest Nasdaq- 100® Conservative Buffer ETF - July (QCJL)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)	FT Vest Nasdaq- 100® Moderate Buffer ETF - August (QMAG)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)	FT Vest International Equity Moderate Buffer ETF - September (YSEP)	FT Vest Nasdaq- 100® Buffer ETF - September (QSPT)

$7,737	$15,863	$3,384	$11,100	$23,144	$117,560
7,737	15,863	3,384	11,100	23,144	117,560

514,374	449,096	424,831	314,334	689,105	3,338,085
514,374	449,096	424,831	314,334	689,105	3,338,085
—	—	—	—	—	—
514,374	449,096	424,831	314,334	689,105	3,338,085
(506,637)	(433,233)	(421,447)	(303,234)	(665,961)	(3,220,525)

—	—	—	—	—	—
(3,621,095)	4,659,984	(1,628,151)	3,759,778	(1,246,448)	(7,277,107)
(925,719)	(3,499,194)	(925,454)	(4,093,487)	(23,159)	(16,015,964)
10,752,421	5,151,173	10,295,816	5,028,940	6,725,057	59,071,686
1,569,505	(391,675)	(41,465)	(362,213)	1,260,577	10,078,881
7,775,112	5,920,288	7,700,746	4,333,018	6,716,027	45,857,496

—	—	—	—	—	—
(64,427)	(101,172)	(134,972)	(321,790)	2,913,686	(6,194,371)
105,086	(114,817)	(124,041)	263,328	382,314	17,470,370
40,659	(215,989)	(259,013)	(58,462)	3,296,000	11,275,999
7,815,771	5,704,299	7,441,733	4,274,556	10,012,027	57,133,495
$7,309,134	$5,271,066	$7,020,286	$3,971,322	$9,346,066	$53,912,970
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended August 31, 2025

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)	FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC) (c)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)	FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV) (d)
INVESTMENT INCOME:
Dividends - Unaffiliated	$36,992	$2,913	$22,461	$7,730
Total investment income	36,992	2,913	22,461	7,730

EXPENSES:
Investment advisory fees	1,049,246	271,466	660,864	279,882
Total expenses	1,049,246	271,466	660,864	279,882
Less fees waived by the investment advisor	—	—	—	—
Net expenses	1,049,246	271,466	660,864	279,882
NET INVESTMENT INCOME (LOSS)	(1,012,254)	(268,553)	(638,403)	(272,152)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	36,136,212	—	(820,819)	—
Written options contracts	(40,778,704)	—	(15,550,047)	—
In-kind redemptions - Purchased options contracts	17,906,407	1,010,773	16,561,877	1,201,898
In-kind redemptions - Written options contracts	643,296	160,478	(4,623,539)	756,874
Net realized gain (loss)	13,907,211	1,171,251	(4,432,528)	1,958,772
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(30,413,656)	2,546,749	564,030	1,669,874
Written options contracts	28,328,084	51,301	12,448,814	9,624
Net change in unrealized appreciation (depreciation)	(2,085,572)	2,598,050	13,012,844	1,679,498
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,821,639	3,769,301	8,580,316	3,638,270
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,809,385	$3,500,748	$7,941,913	$3,366,118

(c)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is September 25, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)	FT Vest Nasdaq- 100® Buffer ETF - December (QDEC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)	FT Vest Laddered International Moderate Buffer ETF (BUFY) (e)	FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX) (f)

$7,285	$22,301	$148,613	$72,883	$42	$12
7,285	22,301	148,613	72,883	42	12

195,147	624,662	4,249,378	2,077,230	28,528	622
195,147	624,662	4,249,378	2,077,230	28,528	622
—	—	—	—	(11,371)	—
195,147	624,662	4,249,378	2,077,230	17,157	622
(187,862)	(602,361)	(4,100,765)	(2,004,347)	(17,115)	(610)

—	—	—	—	(4,076)	—
(764,474)	(4,892,507)	(9,504,046)	79,713,984	—	—
522,356	7,820	(20,189,322)	(70,576,014)	—	—
9,692,057	4,825,484	63,830,938	37,109,101	—	—
(7,839,831)	1,038,586	18,380,934	(17,467,304)	—	—
1,610,108	979,383	52,518,504	28,779,767	(4,076)	—

—	—	—	—	2,142,418	65,398
(4,443,804)	6,443,959	(10,230,365)	(69,607,070)	—	—
5,244,594	(3,452,763)	21,465,115	61,234,820	—	—
800,790	2,991,196	11,234,750	(8,372,250)	2,142,418	65,398
2,410,898	3,970,579	63,753,254	20,407,517	2,138,342	65,398
$2,223,036	$3,368,218	$59,652,489	$18,403,170	$2,121,227	$64,788
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)		FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
	Period Ended 8/31/2025 (a)	Year Ended 8/31/2025	Period Ended 8/31/2024 (b)	Period Ended 8/31/2025 (c)
OPERATIONS:
Net investment income (loss)	$(240,761)	$(398,049)	$(392,423)	$(187,392)
Net realized gain (loss)	1,274,615	4,542,900	3,970,526	1,928,285
Net change in unrealized appreciation (depreciation)	2,178,392	62,782	1,609,748	2,745,512
Net increase (decrease) in net assets resulting from operations	3,212,246	4,207,633	5,187,851	4,486,405

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	56,660,518	70,243,520	104,880,344	49,281,404
Cost of shares redeemed	(10,377,644)	(88,587,192)	(54,005,482)	(12,392,221)
Net increase (decrease) in net assets resulting from shareholder transactions	46,282,874	(18,343,672)	50,874,862	36,889,183
Total increase (decrease) in net assets	49,495,120	(14,136,039)	56,062,713	41,375,588

NET ASSETS:
Beginning of period	—	56,062,713	—	—
End of period	$49,495,120	$41,926,674	$56,062,713	$41,375,588

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	1,700,002	—	—
Shares sold	2,850,002	2,100,000	3,375,002	2,550,002
Shares redeemed	(500,000)	(2,625,000)	(1,675,000)	(600,000)
Shares outstanding, end of period	2,350,002	1,175,002	1,700,002	1,950,002

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is January 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)		FT Vest International Equity Moderate Buffer ETF - March (YMAR)		FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Year Ended 8/31/2025	Period Ended 8/31/2024 (d)	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$(332,567)	$(126,258)	$(967,059)	$(659,295)	$(3,747,434)	$(2,586,668)
2,985,246	1,223,309	5,844,710	9,753,565	36,603,545	41,963,651
1,749,024	672,660	4,312,719	2,737,594	16,185,107	6,489,553
4,401,703	1,769,711	9,190,370	11,831,864	49,041,218	45,866,536

74,485,284	37,843,209	155,060,257	130,884,501	453,812,300	487,310,139
(55,919,548)	(14,111,863)	(129,127,347)	(102,562,460)	(468,306,905)	(302,301,920)
18,565,736	23,731,346	25,932,910	28,322,041	(14,494,605)	185,008,219
22,967,439	25,501,057	35,123,280	40,153,905	34,546,613	230,874,755

25,501,057	—	99,693,605	59,539,700	416,610,335	185,735,580
$48,468,496	$25,501,057	$134,816,885	$99,693,605	$451,156,948	$416,610,335

800,002	—	4,150,002	2,850,002	14,800,002	7,600,002
2,300,000	1,250,002	6,350,000	5,850,000	15,750,000	18,650,000
(1,700,000)	(450,000)	(5,300,000)	(4,550,000)	(16,300,000)	(11,450,000)
1,400,002	800,002	5,200,002	4,150,002	14,250,002	14,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)		FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Period Ended 8/31/2024 (e)
OPERATIONS:
Net investment income (loss)	$(1,408,659)	$(1,685,824)	$(304,968)	$(87,555)
Net realized gain (loss)	19,895,731	24,114,970	1,767,709	357,548
Net change in unrealized appreciation (depreciation)	(842,926)	(2,812,893)	1,980,480	1,050,833
Net increase (decrease) in net assets resulting from operations	17,644,146	19,616,253	3,443,221	1,320,826

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	49,911,318	216,352,029	43,359,329	38,016,352
Cost of shares redeemed	(75,804,875)	(322,379,752)	(37,338,854)	(8,355,918)
Net increase (decrease) in net assets resulting from shareholder transactions	(25,893,557)	(106,027,723)	6,020,475	29,660,434
Total increase (decrease) in net assets	(8,249,411)	(86,411,470)	9,463,696	30,981,260

NET ASSETS:
Beginning of period	182,479,544	268,891,014	30,981,260	—
End of period	$174,230,133	$182,479,544	$40,444,956	$30,981,260

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,175,002	8,425,002	1,450,002	—
Shares sold	1,375,000	6,500,000	2,000,000	1,850,002
Shares redeemed	(2,075,000)	(9,750,000)	(1,700,000)	(400,000)
Shares outstanding, end of period	4,475,002	5,175,002	1,750,002	1,450,002

(e)	Inception date is April 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is May 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)		FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Year Ended 8/31/2025	Period Ended 8/31/2024 (e)	Year Ended 8/31/2025	Period Ended 8/31/2024 (f)	Year Ended 8/31/2025	Period Ended 8/31/2024 (f)

$(277,986)	$(39,990)	$(581,125)	$(251,595)	$(197,456)	$(64,876)
2,893,193	118,501	15,381,526	2,998,700	1,552,913	298,508
750,316	573,667	3,710,968	481,458	639,967	258,305
3,365,523	652,178	18,511,369	3,228,563	1,995,424	491,937

82,676,145	14,345,934	235,030,850	125,641,500	31,866,259	41,074,634
(48,655,928)	(780,648)	(218,076,230)	(73,074,098)	(33,362,857)	(20,013,619)
34,020,217	13,565,286	16,954,620	52,567,402	(1,496,598)	21,061,015
37,385,740	14,217,464	35,465,989	55,795,965	498,826	21,552,952

14,217,464	—	55,795,965	—	21,552,952	—
$51,603,204	$14,217,464	$91,261,954	$55,795,965	$22,051,778	$21,552,952

450,002	—	2,700,002	—	700,002	—
2,475,000	475,002	10,850,000	6,250,002	1,000,000	1,375,002
(1,475,000)	(25,000)	(9,750,000)	(3,550,000)	(1,050,000)	(675,000)
1,450,002	450,002	3,800,002	2,700,002	650,002	700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest International Equity Moderate Buffer ETF - June (YJUN)		FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(1,378,684)	$(1,304,385)	$(4,606,050)	$(3,217,112)
Net realized gain (loss)	15,320,493	10,012,980	48,429,473	68,134,047
Net change in unrealized appreciation (depreciation)	(1,423,027)	8,037,446	26,825,164	(4,655,075)
Net increase (decrease) in net assets resulting from operations	12,518,782	16,746,041	70,648,587	60,261,860

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	199,270,512	230,270,343	811,461,664	552,804,745
Cost of shares redeemed	(218,917,756)	(186,864,212)	(735,802,462)	(491,123,504)
Net increase (decrease) in net assets resulting from shareholder transactions	(19,647,244)	43,406,131	75,659,202	61,681,241
Total increase (decrease) in net assets	(7,128,462)	60,152,172	146,307,789	121,943,101

NET ASSETS:
Beginning of period	174,275,037	114,122,865	484,859,527	362,916,426
End of period	$167,146,575	$174,275,037	$631,167,316	$484,859,527

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,700,002	5,650,002	18,250,002	16,050,002
Shares sold	8,250,000	10,550,000	28,200,000	21,400,000
Shares redeemed	(9,200,000)	(8,500,000)	(25,650,000)	(19,200,000)
Shares outstanding, end of period	6,750,002	7,700,002	20,800,002	18,250,002

(g)	Inception date is July 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)		FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Period Ended 8/31/2024 (g)	Year Ended 8/31/2025	Year Ended 8/31/2024

$(1,310,948)	$(1,946,901)	$(506,637)	$(37,856)	$(433,233)	$(399,477)
17,099,380	29,773,581	7,775,112	—	5,920,288	5,784,604
680,690	(988,093)	40,659	783,865	(215,989)	740,794
16,469,122	26,838,587	7,309,134	746,009	5,271,066	6,125,921

83,026,175	72,416,725	111,692,964	47,634,421	50,499,329	73,434,829
(140,630,535)	(261,108,531)	(88,583,042)	—	(60,290,605)	(65,442,590)
(57,604,360)	(188,691,806)	23,109,922	47,634,421	(9,791,276)	7,992,239
(41,135,238)	(161,853,219)	30,419,056	48,380,430	(4,520,210)	14,118,160

186,547,120	348,400,339	48,380,430	—	51,944,949	37,826,789
$145,411,882	$186,547,120	$78,799,486	$48,380,430	$47,424,739	$51,944,949

4,950,002	10,325,002	2,400,002	—	1,500,002	1,225,002
2,075,000	2,000,000	5,100,000	2,400,002	1,400,000	2,225,000
(3,550,000)	(7,375,000)	(4,050,000)	—	(1,650,000)	(1,950,000)
3,475,002	4,950,002	3,450,002	2,400,002	1,250,002	1,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
	Year Ended 8/31/2025	Period Ended 8/31/2024 (h)	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(421,447)	$(9,768)	$(303,234)	$(212,878)
Net realized gain (loss)	7,700,746	2,681	4,333,018	3,059,949
Net change in unrealized appreciation (depreciation)	(259,013)	196,948	(58,462)	(144,373)
Net increase (decrease) in net assets resulting from operations	7,020,286	189,861	3,971,322	2,702,698

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	74,763,302	72,903,702	51,129,441	50,998,466
Cost of shares redeemed	(105,187,637)	(1,003,223)	(52,715,757)	(61,550,209)
Net increase (decrease) in net assets resulting from shareholder transactions	(30,424,335)	71,900,479	(1,586,316)	(10,551,743)
Total increase (decrease) in net assets	(23,404,049)	72,090,340	2,385,006	(7,849,045)

NET ASSETS:
Beginning of period	72,090,340	—	27,550,932	35,399,977
End of period	$48,686,291	$72,090,340	$29,935,938	$27,550,932

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,600,002	—	825,002	1,175,002
Shares sold	3,450,000	3,650,002	1,500,000	1,600,000
Shares redeemed	(4,900,000)	(50,000)	(1,500,000)	(1,950,000)
Shares outstanding, end of period	2,150,002	3,600,002	825,002	825,002

(h)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - September (YSEP)		FT Vest Nasdaq-100® Buffer ETF - September (QSPT)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$(665,961)	$(282,602)	$(3,220,525)	$(2,084,232)	$(1,012,254)	$(1,076,145)
6,716,027	3,427,841	45,857,496	28,910,155	13,907,211	9,131,328
3,296,000	1,868,894	11,275,999	19,117,548	(2,085,572)	6,432,087
9,346,066	5,014,133	53,912,970	45,943,471	10,809,385	14,487,270

113,954,294	33,373,991	410,173,090	293,463,972	79,870,112	182,087,585
(62,894,257)	(27,913,489)	(349,771,361)	(155,982,996)	(113,036,953)	(143,113,593)
51,060,037	5,460,502	60,401,729	137,480,976	(33,166,841)	38,973,992
60,406,103	10,474,635	114,314,699	183,424,447	(22,357,456)	53,461,262

34,253,525	23,778,890	293,273,209	109,848,762	149,680,732	96,219,470
$94,659,628	$34,253,525	$407,587,908	$293,273,209	$127,323,276	$149,680,732

1,500,002	1,200,002	11,100,002	5,000,002	3,925,002	2,800,002
5,050,000	1,700,000	15,300,000	12,850,000	2,075,000	5,225,000
(2,750,000)	(1,400,000)	(13,050,000)	(6,750,000)	(2,925,000)	(4,100,000)
3,800,002	1,500,002	13,350,002	11,100,002	3,075,002	3,925,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)		FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
	Period Ended 8/31/2025 (i)	Year Ended 8/31/2025	Period Ended 8/31/2024 (j)	Period Ended 8/31/2025 (k)
OPERATIONS:
Net investment income (loss)	$(268,553)	$(638,403)	$(336,369)	$(272,152)
Net realized gain (loss)	1,171,251	(4,432,528)	10,572,913	1,958,772
Net change in unrealized appreciation (depreciation)	2,598,050	13,012,844	(6,190,052)	1,679,498
Net increase (decrease) in net assets resulting from operations	3,500,748	7,941,913	4,046,492	3,366,118

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	46,627,272	123,108,105	77,544,291	61,254,070
Cost of shares redeemed	(14,335,621)	(72,333,575)	(23,417,416)	(30,650,194)
Net increase (decrease) in net assets resulting from shareholder transactions	32,291,651	50,774,530	54,126,875	30,603,876
Total increase (decrease) in net assets	35,792,399	58,716,443	58,173,367	33,969,994

NET ASSETS:
Beginning of period	—	58,173,367	—	—
End of period	$35,792,399	$116,889,810	$58,173,367	$33,969,994

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	1,725,002	—	—
Shares sold	2,350,002	3,600,000	2,425,002	3,050,002
Shares redeemed	(700,000)	(2,125,000)	(700,000)	(1,500,000)
Shares outstanding, end of period	1,650,002	3,200,002	1,725,002	1,550,002

(i)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(j)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)		FT Vest International Equity Moderate Buffer ETF - December (YDEC)		FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Year Ended 8/31/2025	Period Ended 8/31/2024 (l)	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024

$(187,862)	$(164,535)	$(602,361)	$(619,975)	$(4,100,765)	$(2,685,018)
1,610,108	1,609,292	979,383	7,471,821	52,518,504	42,130,782
800,790	564,176	2,991,196	1,088,289	11,234,750	9,015,441
2,223,036	2,008,933	3,368,218	7,940,135	59,652,489	48,461,205

26,941,853	43,731,553	86,202,457	87,926,334	537,783,791	422,454,789
(39,734,564)	(9,777,645)	(83,561,746)	(89,746,682)	(408,665,803)	(258,966,577)
(12,792,711)	33,953,908	2,640,711	(1,820,348)	129,117,988	163,488,212
(10,569,675)	35,962,841	6,008,929	6,119,787	188,770,477	211,949,417

35,962,841	—	70,311,374	64,191,587	355,470,601	143,521,184
$25,393,166	$35,962,841	$76,320,303	$70,311,374	$544,241,078	$355,470,601

1,075,002	—	2,850,002	2,950,002	13,500,002	6,300,002
800,000	1,375,002	3,700,000	3,900,000	19,350,000	17,800,000
(1,175,000)	(300,000)	(3,550,000)	(4,000,000)	(14,800,000)	(10,600,000)
700,002	1,075,002	3,000,002	2,850,002	18,050,002	13,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)		FT Vest Laddered International Moderate Buffer ETF (BUFY)	FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Period Ended 8/31/2025 (m)	Period Ended 8/31/2025 (n)
OPERATIONS:
Net investment income (loss)	$(2,004,347)	$(2,911,096)	$(17,115)	$(610)
Net realized gain (loss)	28,779,767	52,191,443	(4,076)	—
Net change in unrealized appreciation (depreciation)	(8,372,250)	(14,137,440)	2,142,418	65,398
Net increase (decrease) in net assets resulting from operations	18,403,170	35,142,907	2,121,227	64,788

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	61,934,201	406,283,471	36,423,504	5,086,177
Cost of shares redeemed	(215,202,303)	(471,677,120)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(153,268,102)	(65,393,649)	36,423,504	5,086,177
Total increase (decrease) in net assets	(134,864,932)	(30,250,742)	38,544,731	5,150,965

NET ASSETS:
Beginning of period	325,381,283	355,632,025	—	—
End of period	$190,516,351	$325,381,283	$38,544,731	$5,150,965

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,900,002	10,725,002	—	—
Shares sold	1,675,000	11,975,000	1,800,002	250,002
Shares redeemed	(5,775,000)	(13,800,000)	—	—
Shares outstanding, end of period	4,800,002	8,900,002	1,800,002	250,002

(m)	Inception date is September 25, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(n)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout the period
FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)

Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$19.83
Income from investment operations:
Net investment income (loss) (b)	(0.11)
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.23
Net asset value, end of period	$21.06
Total return (c)	6.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$49,495
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$32.98	$30.87
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.16)
Net realized and unrealized gain (loss)	2.98	2.27
Total from investment operations	2.70	2.11
Net asset value, end of period	$35.68	$32.98
Total return (c)	8.19%	6.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,927	$56,063
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is January 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)

Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$19.99
Income from investment operations:
Net investment income (loss) (b)	(0.09)
Net realized and unrealized gain (loss)	1.32
Total from investment operations	1.23
Net asset value, end of period	$21.22
Total return (c)	6.15%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,376
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.86)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$31.88	$29.97
Income from investment operations:
Net investment income (loss) (b)	(0.27)	(0.13)
Net realized and unrealized gain (loss)	3.01	2.04
Total from investment operations	2.74	1.91
Net asset value, end of period	$34.62	$31.88
Total return (c)	8.59%	6.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,468	$25,501
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.80)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - March (YMAR)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$24.02	$20.89	$17.97	$21.14	$20.02
Income from investment operations:
Net investment income (loss)	(0.21) (b)	(0.19) (b)	(0.17) (b)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	2.12	3.32	3.09	(3.09)	1.16
Total from investment operations	1.91	3.13	2.92	(3.17)	1.12
Net asset value, end of period	$25.93	$24.02	$20.89	$17.97	$21.14
Total return (c)	7.95%	14.98%	16.25%	(15.00)%	5.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$134,817	$99,694	$59,540	$37,730	$12,687
Ratio of total expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$28.15	$24.44	$20.29	$22.22	$20.04
Income from investment operations:
Net investment income (loss)	(0.26) (b)	(0.23) (b)	(0.19) (b)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	3.77	3.94	4.34	(1.86)	2.24
Total from investment operations	3.51	3.71	4.15	(1.93)	2.18
Net asset value, end of period	$31.66	$28.15	$24.44	$20.29	$22.22
Total return (c)	12.47%	15.18%	20.45%	(8.69)%	10.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$451,157	$416,610	$185,736	$46,657	$18,885
Ratio of total expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$35.26	$31.92	$29.64
Income from investment operations:
Net investment income (loss) (b)	(0.30)	(0.27)	(0.12)
Net realized and unrealized gain (loss)	3.97	3.61	2.40
Total from investment operations	3.67	3.34	2.28
Net asset value, end of period	$38.93	$35.26	$31.92
Total return (c)	10.41%	10.46%	7.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$174,230	$182,480	$268,891
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$21.37	$19.90
Income from investment operations:
Net investment income (loss) (b)	(0.20)	(0.07)
Net realized and unrealized gain (loss)	1.94	1.54
Total from investment operations	1.74	1.47
Net asset value, end of period	$23.11	$21.37
Total return (c)	8.14%	7.39%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$40,445	$30,981
Ratio of total expenses to average net assets	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is April 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$31.59	$29.71
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.10)
Net realized and unrealized gain (loss)	4.28	1.98
Total from investment operations	4.00	1.88
Net asset value, end of period	$35.59	$31.59
Total return (c)	12.66%	6.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$51,603	$14,217
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.86)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is April 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$20.67	$19.88
Income from investment operations:
Net investment income (loss) (b)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	3.55	0.84
Total from investment operations	3.35	0.79
Net asset value, end of period	$24.02	$20.67
Total return (c)	16.21%	3.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$91,262	$55,796
Ratio of total expenses to average net assets	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is May 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.79	$29.65
Income from investment operations:
Net investment income (loss) (b)	(0.26)	(0.07)
Net realized and unrealized gain (loss)	3.40	1.21
Total from investment operations	3.14	1.14
Net asset value, end of period	$33.93	$30.79
Total return (c)	10.20%	3.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,052	$21,553
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.80)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is May 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - June (YJUN)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$22.63	$20.20	$17.44	$20.44	$19.95
Income from investment operations:
Net investment income (loss)	(0.20) (b)	(0.18) (b)	(0.17) (b)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	2.33	2.61	2.93	(2.93)	0.51
Total from investment operations	2.13	2.43	2.76	(3.00)	0.49
Net asset value, end of period	$24.76	$22.63	$20.20	$17.44	$20.44
Total return (c)	9.41%	12.03%	15.83%	(14.68)%	2.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$167,147	$174,275	$114,123	$29,654	$13,285
Ratio of total expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.86)%	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$26.57	$22.61	$18.79	$20.96	$19.87
Income from investment operations:
Net investment income (loss)	(0.24) (b)	(0.21) (b)	(0.17) (b)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	4.01	4.17	3.99	(2.12)	1.12
Total from investment operations	3.77	3.96	3.82	(2.17)	1.09
Net asset value, end of period	$30.34	$26.57	$22.61	$18.79	$20.96
Total return (c)	14.19%	17.51%	20.33%	(10.35)%	5.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$631,167	$484,860	$362,916	$92,048	$33,533
Ratio of total expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$37.69	$33.74	$30.31	$30.11	$29.72
Income from investment operations:
Net investment income (loss)	(0.32) (b)	(0.29) (b)	(0.26) (b)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	4.48	4.24	3.69	0.23	0.42
Total from investment operations	4.16	3.95	3.43	0.20	0.39
Net asset value, end of period	$41.85	$37.69	$33.74	$30.31	$30.11
Total return (c)	11.04%	11.71%	11.32%	0.66%	1.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$145,412	$186,547	$348,400	$110,647	$6,023
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is July 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$20.16	$19.96
Income from investment operations:
Net investment income (loss) (b)	(0.19)	(0.02)
Net realized and unrealized gain (loss)	2.87	0.22
Total from investment operations	2.68	0.20
Net asset value, end of period	$22.84	$20.16
Total return (c)	13.29%	1.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$78,799	$48,380
Ratio of total expenses to average net assets	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is July 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$34.63	$30.88	$30.75
Income from investment operations:
Net investment income (loss) (b)	(0.29)	(0.27)	(0.03)
Net realized and unrealized gain (loss)	3.60	4.02	0.16
Total from investment operations	3.31	3.75	0.13
Net asset value, end of period	$37.94	$34.63	$30.88
Total return (c)	9.56%	12.14%	0.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,425	$51,945	$37,827
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.83)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$20.03	$19.95
Income from investment operations:
Net investment income (loss) (b)	(0.19)	(0.01)
Net realized and unrealized gain (loss)	2.80	0.09
Total from investment operations	2.61	0.08
Net asset value, end of period	$22.64	$20.03
Total return (c)	13.03%	0.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$48,686	$72,090
Ratio of total expenses to average net assets	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)%	(0.86)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$33.39	$30.13	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.26)	(0.01)
Net realized and unrealized gain (loss)	3.18	3.52	0.46
Total from investment operations	2.90	3.26	0.45
Net asset value, end of period	$36.29	$33.39	$30.13
Total return (c)	8.69%	10.82%	1.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,936	$27,551	$35,400
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - September (YSEP)

	Year Ended August 31,			Period Ended 8/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$22.84	$19.82	$17.18	$19.96
Income from investment operations:
Net investment income (loss)	(0.20) (b)	(0.18) (b)	(0.16) (b)	(0.16)
Net realized and unrealized gain (loss)	2.27	3.20	2.80	(2.62)
Total from investment operations	2.07	3.02	2.64	(2.78)
Net asset value, end of period	$24.91	$22.84	$19.82	$17.18
Total return (c)	9.06%	15.24%	15.37%	(13.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$94,660	$34,254	$23,779	$6,011
Ratio of total expenses to average net assets	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.86)%	(0.87)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)

	Year Ended August 31,			Period Ended 8/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$26.42	$21.97	$18.02	$20.19
Income from investment operations:
Net investment income (loss)	(0.24) (b)	(0.21) (b)	(0.17) (b)	(0.16)
Net realized and unrealized gain (loss)	4.35	4.66	4.12	(2.01)
Total from investment operations	4.11	4.45	3.95	(2.17)
Net asset value, end of period	$30.53	$26.42	$21.97	$18.02
Total return (c)	15.56%	20.25%	21.92%	(10.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$407,588	$293,273	$109,849	$24,330
Ratio of total expenses to average net assets	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.87)%	(0.87)%	(0.89)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$38.14	$34.36	$30.19
Income from investment operations:
Net investment income (loss) (b)	(0.32)	(0.30)	(0.26)
Net realized and unrealized gain (loss)	3.59	4.08	4.43
Total from investment operations	3.27	3.78	4.17
Net asset value, end of period	$41.41	$38.14	$34.36
Total return (c)	8.57%	11.00%	13.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$127,323	$149,681	$96,219
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is September 21, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)

Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$19.78
Income from investment operations:
Net investment income (loss) (b)	(0.16)
Net realized and unrealized gain (loss)	2.07
Total from investment operations	1.91
Net asset value, end of period	$21.69
Total return (c)	9.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,792
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$33.72	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.23)
Net realized and unrealized gain (loss)	3.09	3.62
Total from investment operations	2.81	3.39
Net asset value, end of period	$36.53	$33.72
Total return (c)	8.33%	11.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$116,890	$58,173
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)

Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$19.86
Income from investment operations:
Net investment income (loss) (b)	(0.14)
Net realized and unrealized gain (loss)	2.20
Total from investment operations	2.06
Net asset value, end of period	$21.92
Total return (c)	10.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,970
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$33.45	$30.65
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.21)
Net realized and unrealized gain (loss)	3.11	3.01
Total from investment operations	2.83	2.80
Net asset value, end of period	$36.28	$33.45
Total return (c)	8.46%	9.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,393	$35,963
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - December (YDEC)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$24.67	$21.76	$18.63	$21.85	$20.06
Income from investment operations:
Net investment income (loss)	(0.21) (b)	(0.20) (b)	(0.18) (b)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	0.98	3.11	3.31	(3.04)	1.88
Total from investment operations	0.77	2.91	3.13	(3.22)	1.79
Net asset value, end of period	$25.44	$24.67	$21.76	$18.63	$21.85
Total return (c)	3.12%	13.37%	16.80%	(14.74)%	8.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,320	$70,311	$64,192	$11,177	$12,016
Ratio of total expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.86)%	(0.87)%	(0.90)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$26.33	$22.78	$19.90	$22.56	$19.84
Income from investment operations:
Net investment income (loss)	(0.24) (b)	(0.21) (b)	(0.17) (b)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	4.06	3.76	3.05	(2.46)	2.85
Total from investment operations	3.82	3.55	2.88	(2.66)	2.72
Net asset value, end of period	$30.15	$26.33	$22.78	$19.90	$22.56
Total return (c)	14.51%	15.58%	14.47%	(11.79)%	13.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$544,241	$355,471	$143,521	$71,629	$78,952
Ratio of total expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.86)%	(0.86)%	(0.90)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

	Year Ended August 31,			Period Ended 8/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$36.56	$33.16	$28.84	$30.35
Income from investment operations:
Net investment income (loss)	(0.31) (b)	(0.28) (b)	(0.25) (b)	(0.10)
Net realized and unrealized gain (loss)	3.44	3.68	4.57	(1.41)
Total from investment operations	3.13	3.40	4.32	(1.51)
Net asset value, end of period	$39.69	$36.56	$33.16	$28.84
Total return (c)	8.56%	10.25%	14.98%	(4.98)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$190,516	$325,381	$355,632	$77,855
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)%	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered International Moderate Buffer ETF (BUFY)

Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$19.94
Income from investment operations:
Net investment income (loss) (b)	(0.02)
Net realized and unrealized gain (loss)	1.49
Total from investment operations	1.47
Net asset value, end of period	$21.41
Total return (c)	7.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,545
Ratio of total expenses to average net assets (d)	0.17% (e)
Ratio of net expenses to average net assets (d)	0.10% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)% (e)
Portfolio turnover rate (f)	1%

(a)	Inception date is September 25, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)

Period Ended 8/31/2025 (a)

Net asset value, beginning of period	$20.11
Income from investment operations:
Net investment income (loss) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	0.49
Total from investment operations	0.49
Net asset value, end of period	$20.60
Total return (d)	2.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,151
Ratio of total expenses to average net assets (e)	0.10% (f)
Ratio of net investment income (loss) to average net assets (e)	(0.10)% (f)
Portfolio turnover rate (g)	0%

(a)	Inception date is June 24, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the thirty funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Nasdaq-100® Conservative Buffer ETF - January – (ticker “QCJA”)(1)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January – (ticker “XJAN”)
FT Vest Nasdaq-100® Moderate Buffer ETF - February – (ticker “QMFE”)(2)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February – (ticker “XFEB”)
FT Vest International Equity Moderate Buffer ETF - March – (ticker “YMAR”)
FT Vest Nasdaq-100® Buffer ETF - March – (ticker “QMAR”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March – (ticker “XMAR”)
FT Vest Nasdaq-100® Conservative Buffer ETF - April – (ticker “QCAP”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April – (ticker “XAPR”)
FT Vest Nasdaq-100® Moderate Buffer ETF - May – (ticker “QMMY”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May – (ticker “XMAY”)
FT Vest International Equity Moderate Buffer ETF - June – (ticker “YJUN”)
FT Vest Nasdaq-100® Buffer ETF - June – (ticker “QJUN”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June – (ticker “XJUN”)
FT Vest Nasdaq-100® Conservative Buffer ETF - July – (ticker “QCJL”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July – (ticker “XJUL”)
FT Vest Nasdaq-100® Moderate Buffer ETF - August – (ticker “QMAG”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August – (ticker “XAUG”)
FT Vest International Equity Moderate Buffer ETF - September – (ticker “YSEP”)
FT Vest Nasdaq-100® Buffer ETF - September – (ticker “QSPT”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September – (ticker “XSEP”)
FT Vest Nasdaq-100® Conservative Buffer ETF - October – (ticker “QCOC”)(3)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October – (ticker “XOCT”)
FT Vest Nasdaq-100® Moderate Buffer ETF - November – (ticker “QMNV”)(4)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November – (ticker “XNOV”)
FT Vest International Equity Moderate Buffer ETF - December – (ticker “YDEC”)
FT Vest Nasdaq-100® Buffer ETF - December – (ticker “QDEC”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December – (ticker “XDEC”)
FT Vest Laddered International Moderate Buffer ETF – (ticker “BUFY”)(5)
FT Vest Laddered Enhance & Moderate Buffer ETF – (ticker “BUFX”)(6)

(1)	Commenced investment operations on January 17, 2025.
(2)	Commenced investment operations on February 21, 2025.
(3)	Commenced investment operations on October 18, 2024.
(4)	Commenced investment operations on November 15, 2024.
(5)	Commenced investment operations on September 25, 2024.
(6)	Commenced investment operations on June 24, 2025.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of QCJA is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying Invesco ETF”), up to a predetermined upside cap of 12.53% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period (an “Outcome Period”) from January 21, 2025 through January 16, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The investment objective of XJAN is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap of 9.74% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from January 21, 2025 through January 16, 2026. Prior to January 21, 2025, the Fund’s investment objective included an upside cap of 10.44% and an Outcome Period of January 22, 2024 through January 17, 2025.
The investment objective of QMFE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.52% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from February 24, 2025 through February 20, 2026.
The investment objective of XFEB is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 9.80% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 11.02% and an Outcome Period of February 20, 2024 through February 21, 2025.
The investment objective of YMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the “Underlying MSCI ETF”), up to a predetermined upside cap of 15.40% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from March 24, 2025 through March 20, 2026. Prior to March 24, 2025, the Fund’s investment objective included an upside cap of 15.81% and an Outcome Period of March 18, 2024 through March 21, 2025.
The investment objective of QMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 18.22% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from March 24, 2025 through March 20, 2026. Prior to March 24, 2025, the Fund’s investment objective included an upside cap of 20.90% and an Outcome Period of March 18, 2024 through March 21, 2025.
The investment objective of XMAR is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.48% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from March 24, 2025 through March 20, 2026. Prior to March 24, 2025, the Fund’s investment objective included an upside cap of 11.56% and an Outcome Period of March 18, 2024 through March 21, 2025.
The investment objective of QCAP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.77% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from April 21, 2025 through April 17, 2026. Prior to April 21, 2025, the Fund’s investment objective included an upside cap of 15.21% and an Outcome Period of April 22, 2024 through April 17, 2025.
The investment objective of XAPR is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.58% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from April 21, 2025 through April 17, 2026. Prior to April 21, 2025, the Fund’s investment objective included an upside cap of 12.02% and an Outcome Period of April 22, 2024 through April 17, 2025.
The investment objective of QMMY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.20% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from May 19, 2025 through May 15, 2026. Prior to May 19, 2025, the Fund’s investment objective included an upside cap of 15.93% and an Outcome Period of May 20, 2024 through May 16, 2025.
The investment objective of XMAY is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.38% while providing a buffer (before fees

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from May 19, 2025 through May 15, 2026. Prior to May 19, 2025, the Fund’s investment objective included an upside cap of 10.78% and an Outcome Period of May 20, 2024 through May 16, 2025.
The investment objective of YJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 12.94% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from June 23, 2025 through June 18, 2026. Prior to June 23, 2025, the Fund’s investment objective included an upside cap of 16.41% and an Outcome Period of June 24, 2024 through June 20, 2025.
The investment objective of QJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 18.21% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 23, 2025 through June 18, 2026. Prior to June 23, 2025, the Fund’s investment objective included an upside cap of 19.30% and an Outcome Period of June 24, 2024 through June 20, 2025.
The investment objective of XJUN is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.58% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 23, 2025 through June 18, 2026. Prior to June 23, 2025, the Fund’s investment objective included an upside cap of 10.70% and an Outcome Period of June 24, 2024 through June 20, 2025.
The investment objective of QCJL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 12.06% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from July 21, 2025 through July 17, 2026. Prior to July 21, 2025, the Fund’s investment objective included an upside cap of 14.01% and an Outcome Period of July 22, 2024 through July 18, 2025.
The investment objective of XJUL is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.10% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 21, 2025 through July 17, 2026. Prior to July 21, 2025, the Fund’s investment objective included an upside cap of 10.72% and an Outcome Period of July 22, 2024 through July 18, 2025.
The investment objective of QMAG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 13.94% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from August 18, 2025 through August 21, 2026. Prior to August 18, 2025, the Fund’s investment objective included an upside cap of 14.70% and an Outcome Period of August 19, 2024 through August 15, 2025.
The investment objective of XAUG is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.02% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from August 18, 2025 through August 21, 2026. Prior to August 18, 2025, the Fund’s investment objective included an upside cap of 9.94% and an Outcome Period of August 19, 2024 through August 15, 2025.
The investment objective of YSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 13.47% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 20.61% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 18, 2023 through September 20, 2024.
The investment objective of QSPT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 17.34% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 21.00% and an Outcome Period of September 18, 2023 through September 20, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The investment objective of XSEP is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 9.42% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 11.80% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of QCOC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 12.50% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from October 21, 2024 through October 17, 2025.
The investment objective of XOCT is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 9.68% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from October 21, 2024 through October 17, 2025. Prior to October 21, 2024, the Fund’s investment objective included an upside cap of 12.80% and an Outcome Period of October 23, 2023 through October 18, 2024.
The investment objective of QMNV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.09% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from November 18, 2024 through November 21, 2025.
The investment objective of XNOV is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.08% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 11.30% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of YDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 16.82% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 18.40% and an Outcome Period of December 18, 2023 through December 20, 2024.
The investment objective of QDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 18.18% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 18.98% and an Outcome Period of December 18, 2023 through December 20, 2024.
The investment objective of XDEC is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.16% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 10.76% and an Outcome Period of December 18, 2023 through December 20, 2024.
Under normal market conditions, each Fund, except BUFY and BUFX, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of a specified reference ETF, either the SPDR® S&P 500® ETF Trust, the Invesco QQQ TrustSM, Series 1, or the iShares MSCI EAFE ETF (the “Underlying ETF”).
The investment objective of BUFY is to seek to provide investors with capital appreciation. BUFY seeks to achieve its investment objective by providing investors with international developed market equity exposure while attempting to limit downside risk through a laddered portfolio of FT Vest International Equity Moderate Buffer ETFs (the “Underlying International Laddered ETFs”). Under normal market conditions, BUFY will invest substantially all of its assets in Underlying International Laddered ETFs. Unlike the Underlying International Laddered ETFs, BUFY itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying International Laddered ETFs and BUFY itself does not provide any stated buffer against losses. In order to understand BUFY’s strategy and risks, it is important to understand the strategies and risks of the Underlying International Laddered ETFs.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The investment objective of BUFX is to seek to provide investors with capital appreciation. BUFX seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Enhance & Moderate Buffer ETFs (the “Underlying Enhance Laddered ETFs”). Under normal market conditions, BUFX will invest substantially all of its assets in Underlying Enhance Laddered ETFs. Unlike the Underlying Enhance Laddered ETFs, BUFX itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Enhance Laddered ETFs and BUFX itself does not provide any stated buffer against losses. In order to understand BUFX’s strategy and risks, it is important to understand the strategies and risks of the Underlying Enhance Laddered ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of August 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFY and BUFX, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at August 31, 2025 are FLEX Options.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
D. Affiliated Transactions
BUFY and BUFX invest in securities of affiliated funds. BUFY’s and BUFX’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFY at August 31, 2025, and for the fiscal period then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 9/25/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest International Equity Moderate Buffer ETF - March	370,872	$—	$9,122,988	$(39,669)	$542,970	$(343)	$9,625,946	$—
FT Vest International Equity Moderate Buffer ETF - June	387,258	—	9,150,583	(110,074)	557,766	(2,874)	9,595,401	—
FT Vest International Equity Moderate Buffer ETF - September	390,971	—	9,177,698	(82,801)	648,906	(845)	9,742,958	—
FT Vest International Equity Moderate Buffer ETF - December	376,226	—	9,189,324	(3,410)	392,776	(14)	9,578,676	—
		$—	$36,640,593	$(235,954)	$2,142,418	$(4,076)	$38,542,981	$—
Amounts relating to investments in affiliated funds in BUFX at August 31, 2025, and for the fiscal period then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 6/24/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	12,085	$—	$424,898	$—	$5,877	$—	$430,775	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	12,460	—	425,275	—	5,581	—	430,856	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	10,990	—	422,809	—	4,626	—	427,435	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	11,975	—	421,855	—	4,312	—	426,167	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	12,655	—	423,587	—	5,660	—	429,247	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	10,245	—	422,902	—	5,409	—	428,311	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	11,305	—	423,001	—	5,318	—	428,319	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	11,765	—	422,022	—	4,834	—	426,856	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	10,365	—	423,294	—	5,647	—	428,941	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	11,815	—	425,064	—	6,420	—	431,484	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	11,855	—	424,039	—	5,833	—	429,872	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	10,870	—	425,046	—	5,881	—	430,927	—
		$—	$5,083,792	$—	$65,398	$—	$5,149,190	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFY and BUFX which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2025 or 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Nasdaq-100® Conservative Buffer ETF - January	31-Jan-25	$—	$(5)	$1,041
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-25	(25,052)	(7,891,646)	141,531
FT Vest Nasdaq-100® Moderate Buffer ETF - February	28-Feb-25	—	—	78,682
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	28-Feb-25	(35,502)	(5,067,476)	(59,707)
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-25	(220,748)	(13,249,819)	(1,237,119)
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-25	(957,961)	(48,670,820)	(5,546,377)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-25	(350,506)	(50,985,475)	(581,066)
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-25	(89,090)	(2,251,119)	836,040
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-25	(97,587)	(3,555,096)	265,345
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-25	(244,431)	(1,997,388)	(154,446)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-25	(90,505)	(1,529,080)	(24,090)
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-25	(663,684)	(23,175,068)	2,170,740
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-25	(2,254,525)	(74,387,195)	16,074,575
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-25	(647,926)	(17,337,652)	2,142,695
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-25	(268,989)	(4,546,814)	177,383
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-25	(254,950)	(9,233,990)	169,505
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-25	(167,359)	(2,553,605)	(62,065)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-25	(213,670)	(3,265,004)	122,513
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-24	(226,829)	(5,079,802)	248,080
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-24	(1,798,937)	(36,371,334)	2,022,747
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-24	(848,599)	(16,413,121)	490,478
FT Vest Nasdaq-100® Conservative Buffer ETF - October	31-Oct-24	—	—	(245,284)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-24	(356,069)	(16,371,672)	(581,749)
FT Vest Nasdaq-100® Moderate Buffer ETF - November	30-Nov-24	—	—	126,092
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-24	(192,234)	(99,461)	219,088
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-24	—	(8,348,837)	115,265
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-24	—	(55,465,642)	(3,306,207)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-24	—	(48,693,425)	152,993
FT Vest Laddered International Moderate Buffer ETF	31-Aug-25	(14,759)	—	2,138,324
FT Vest Laddered Enhance & Moderate Buffer ETF	31-Aug-25	—	—	65,398
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For YMAR, QMAR, YJUN, QJUN, and XJUN the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For YSEP, QSPT, YDEC, QDEC, and XDEC the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For XMAR, XJUL, and XAUG the taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. For XSEP the taxable years ended 2022, 2023, and 2024 remain open to federal and state audit. For XJAN, XFEB, QCAP, XAPR, QMMY, XMAY, QCJL, QMAG, and BUFY the taxable years ended 2024 and 2025 remain open to federal and state audit. For XOCT and XNOV the taxable years ended 2023 and 2024 remain open to federal and state audit. For QCJA, QMFE, and BUFX the taxable year ended 2025 remains open to federal and state audit. For QCOC and QMNV the taxable year ended 2024 remains open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest Nasdaq-100® Conservative Buffer ETF - January	31-Jan-25	$5
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-25	7,891,646
FT Vest Nasdaq-100® Moderate Buffer ETF - February	28-Feb-25	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	28-Feb-25	5,067,476
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-25	13,249,819
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-25	48,670,820
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-25	50,985,475
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-25	2,251,119
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-25	3,555,096
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-25	1,997,388
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-25	1,529,080
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-25	23,175,068
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-25	74,387,195
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-25	17,337,652
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-25	4,546,814
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-25	9,233,990
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-25	2,553,605
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-25	3,265,004
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-24	5,079,802
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-24	36,371,334
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-24	16,413,121
FT Vest Nasdaq-100® Conservative Buffer ETF - October	31-Oct-24	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-24	16,371,672
FT Vest Nasdaq-100® Moderate Buffer ETF - November	30-Nov-24	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-24	99,461
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-24	8,348,837
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-24	55,465,642

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-24	$48,693,425
FT Vest Laddered International Moderate Buffer ETF	31-Aug-25	—
FT Vest Laddered Enhance & Moderate Buffer ETF	31-Aug-25	—
During the applicable taxable year end, the Funds listed below utilized non-expiring capital loss carryforwards in the following amounts:

Capital Loss Utilized
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$11,822,088
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	4,458,023
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	1,153,943
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	9,251,494
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-25	$25,052	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	28-Feb-25	35,502	—
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-25	220,748	—
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-25	957,961	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-25	350,506	—
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-25	89,090	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-25	97,587	—
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-25	244,431	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-25	90,505	—
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-25	663,684	—
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-25	2,254,525	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-25	647,926	—
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-25	268,989	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-25	254,950	—
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-25	167,359	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-25	213,670	—
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-24	226,829	—
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-24	1,798,937	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-24	848,599	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-24	356,069	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-24	192,234	—
FT Vest Laddered International Moderate Buffer ETF	31-Aug-25	14,759	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For each Fund’s applicable taxable period, the adjustments were as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025

	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest Nasdaq-100® Conservative Buffer ETF - January	31-Jan-25	$3,605	$—	$(3,605)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-25	570,097	(15,365,554)	14,795,457
FT Vest Nasdaq-100® Moderate Buffer ETF - February	28-Feb-25	598	—	(598)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	28-Feb-25	236,079	(8,430,775)	8,194,696
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-25	745,199	(11,747,187)	11,001,988
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-25	3,241,562	(64,486,941)	61,245,379
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-25	1,480,621	(7,829,461)	6,348,840
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-25	182,896	(3,825,083)	3,642,187
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-25	122,107	(6,032,894)	5,910,787
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-25	388,721	(20,230,771)	19,842,050
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-25	125,977	(3,380,501)	3,254,524
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-25	1,413,227	(23,858,684)	22,445,457
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-25	3,563,488	(77,043,834)	73,480,346
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-25	1,569,870	(12,988,390)	11,418,520
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-25	215,330	(12,275,203)	12,059,873
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-25	399,168	(4,873,888)	4,474,720
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-25	254,088	(10,254,351)	10,000,263
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-25	175,369	(4,666,074)	4,490,705
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-24	247,826	(6,294,560)	6,046,734
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-24	1,033,305	(72,129,881)	71,096,576
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-24	1,182,934	(20,410,259)	19,227,325
FT Vest Nasdaq-100® Conservative Buffer ETF - October	31-Oct-24	4,026	—	(4,026)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-24	44,138	(21,135,250)	21,091,112
FT Vest Nasdaq-100® Moderate Buffer ETF - November	30-Nov-24	3,732	—	(3,732)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-24	13,649	(2,590,734)	2,577,085
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-24	664,416	(6,982,707)	6,318,291
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-24	3,277,834	(92,894,487)	89,616,653
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-24	2,830,432	(27,766,693)	24,936,261
FT Vest Laddered International Moderate Buffer ETF	31-Aug-25	2,356	(18)	(2,338)
FT Vest Laddered Enhance & Moderate Buffer ETF	31-Aug-25	610	—	(610)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$47,354,304	$4,626,029	$(2,447,637)	$2,178,392
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	40,283,108	5,363,584	(3,691,054)	1,672,530
FT Vest Nasdaq-100® Moderate Buffer ETF - February	38,664,798	6,635,512	(3,890,000)	2,745,512
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	46,079,336	8,085,152	(5,663,886)	2,421,266
FT Vest International Equity Moderate Buffer ETF - March	126,607,494	15,155,781	(6,850,316)	8,305,465
FT Vest Nasdaq-100® Buffer ETF - March	408,863,330	86,301,663	(43,677,511)	42,624,152
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	165,388,259	41,715,958	(32,753,040)	8,962,918
FT Vest Nasdaq-100® Conservative Buffer ETF - April	37,442,956	10,643,195	(7,611,933)	3,031,262
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	50,313,942	9,776,703	(8,452,720)	1,323,983
FT Vest Nasdaq-100® Moderate Buffer ETF - May	87,136,143	9,030,098	(4,837,672)	4,192,426
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	21,168,456	3,224,079	(2,325,807)	898,272
FT Vest International Equity Moderate Buffer ETF - June	163,048,954	9,187,546	(4,963,283)	4,224,263
FT Vest Nasdaq-100® Buffer ETF - June	601,994,297	56,403,892	(26,763,011)	29,640,881
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	140,412,806	20,769,048	(15,670,782)	5,098,266
FT Vest Nasdaq-100® Conservative Buffer ETF - July	78,030,594	1,617,420	(792,896)	824,524
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	46,664,951	2,404,336	(1,612,652)	791,684
FT Vest Nasdaq-100® Moderate Buffer ETF - August	48,726,458	275,220	(337,285)	(62,065)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	29,831,996	400,440	(277,927)	122,513
FT Vest International Equity Moderate Buffer ETF - September	86,686,031	12,779,355	(4,734,462)	8,044,893
FT Vest Nasdaq-100® Buffer ETF - September	358,284,896	75,851,798	(26,266,776)	49,585,022
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	119,352,087	24,968,981	(16,900,728)	8,068,253
FT Vest Nasdaq-100® Conservative Buffer ETF - October	33,222,429	5,130,503	(2,532,453)	2,598,050
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	110,149,564	17,775,900	(10,953,108)	6,822,792
FT Vest Nasdaq-100® Moderate Buffer ETF - November	32,315,975	3,961,951	(2,282,453)	1,679,498
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	24,046,063	4,019,987	(2,655,021)	1,364,966
FT Vest International Equity Moderate Buffer ETF - December	68,247,106	15,683,641	(7,554,124)	8,129,517
FT Vest Nasdaq-100® Buffer ETF - December	503,489,379	66,433,229	(25,302,068)	41,131,161
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	178,977,430	23,713,257	(12,014,801)	11,698,456
FT Vest Laddered International Moderate Buffer ETF	36,409,517	2,141,430	(3,106)	2,138,324
FT Vest Laddered Enhance & Moderate Buffer ETF	5,085,956	65,398	—	65,398
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFY and BUFX incur a pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents the total annual operating expenses for BUFY and BUFX. The annual unitary management fee payable by each Fund, with the exception of XJAN, XFEB, XMAR, XAPR, XMAY, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV, XDEC, BUFY, and BUFX, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
For XJAN, XFEB, XMAR, XAPR, XMAY, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV and XDEC, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For BUFX, and effective June 30, 2025, for BUFY, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%
Prior to June 30, 2025, for BUFY, the annual unitary management fee payable by the Fund was calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
Prior to June 30, 2025, for BUFY, the Advisor had agreed to waive management fees of 0.10% of average daily net assets. During any period in which such waiver was in effect, the Fund was not eligible for any breakpoint discounts. During the period ended August 31, 2025, the Advisor waived fees of $11,371 for BUFY. Effective June 30, 2025, such waiver was terminated.
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of the expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended August 31, 2025, the Funds, except BUFY and BUFX, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFY and BUFX, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the period ended August 31, 2025, the cost of purchases and proceeds from sales of investments for BUFY and BUFX, excluding short-term investments and in-kind transactions, were as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Purchases	Sales
FT Vest Laddered International Moderate Buffer ETF	$222,257	$235,954
FT Vest Laddered Enhance & Moderate Buffer ETF	—	—
For the period ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$15,685,932	$10,312,037
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	32,068,759	87,309,690
FT Vest Nasdaq-100® Moderate Buffer ETF - February	17,092,707	12,302,001
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	9,070,683	55,817,971
FT Vest International Equity Moderate Buffer ETF - March	9,689,339	126,310,691
FT Vest Nasdaq-100® Buffer ETF - March	10,564,603	420,132,450
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	8,029,526	65,833,304
FT Vest Nasdaq-100® Conservative Buffer ETF - April	6,392,499	35,046,149
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	14,686,426	48,577,269
FT Vest Nasdaq-100® Moderate Buffer ETF - May	132,756,639	217,521,240
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	4,081,640	33,234,557
FT Vest International Equity Moderate Buffer ETF - June	12,003,146	212,716,390
FT Vest Nasdaq-100® Buffer ETF - June	102,589,246	714,930,546
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	7,957,286	131,531,513
FT Vest Nasdaq-100® Conservative Buffer ETF - July	11,043,182	88,285,126
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	25,328,130	45,706,247
FT Vest Nasdaq-100® Moderate Buffer ETF - August	17,897,940	104,598,247
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	10,781,925	46,484,560
FT Vest International Equity Moderate Buffer ETF - September	7,854,621	56,972,845
FT Vest Nasdaq-100® Buffer ETF - September	27,571,668	327,571,410
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	—	98,399,288
FT Vest Nasdaq-100® Conservative Buffer ETF - October	—	14,229,819
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	27,915,360	71,678,235
FT Vest Nasdaq-100® Moderate Buffer ETF - November	15,745,617	30,452,931
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	826,364	38,665,092
FT Vest International Equity Moderate Buffer ETF - December	3,696,156	78,391,914
FT Vest Nasdaq-100® Buffer ETF - December	51,582,145	369,470,081
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	11,120,976	200,925,478
FT Vest Laddered International Moderate Buffer ETF	36,418,336	—
FT Vest Laddered Enhance & Moderate Buffer ETF	5,083,792	—
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at August 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
QCJA
Options contracts	Equity Risk	Options contracts purchased, at value	$51,317,200	Options contracts written, at value	$2,085,101
XJAN
Options contracts	Equity Risk	Options contracts purchased, at value	47,293,193	Options contracts written, at value	5,603,738

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
QMFE
Options contracts	Equity Risk	Options contracts purchased, at value	$42,827,073	Options contracts written, at value	$1,710,954
XFEB
Options contracts	Equity Risk	Options contracts purchased, at value	55,169,345	Options contracts written, at value	7,035,414
YMAR
Options contracts	Equity Risk	Options contracts purchased, at value	137,640,619	Options contracts written, at value	3,829,523
QMAR
Options contracts	Equity Risk	Options contracts purchased, at value	486,973,740	Options contracts written, at value	38,825,424
XMAR
Options contracts	Equity Risk	Options contracts purchased, at value	217,817,525	Options contracts written, at value	44,732,639
QCAP
Options contracts	Equity Risk	Options contracts purchased, at value	47,558,761	Options contracts written, at value	7,420,339
XAPR
Options contracts	Equity Risk	Options contracts purchased, at value	70,888,254	Options contracts written, at value	19,694,147
QMMY
Options contracts	Equity Risk	Options contracts purchased, at value	96,460,183	Options contracts written, at value	5,971,156
XMAY
Options contracts	Equity Risk	Options contracts purchased, at value	26,133,599	Options contracts written, at value	4,260,809
YJUN
Options contracts	Equity Risk	Options contracts purchased, at value	171,542,480	Options contracts written, at value	6,079,337
QJUN
Options contracts	Equity Risk	Options contracts purchased, at value	664,441,643	Options contracts written, at value	39,013,901
XJUN
Options contracts	Equity Risk	Options contracts purchased, at value	173,713,393	Options contracts written, at value	29,624,151
QCJL
Options contracts	Equity Risk	Options contracts purchased, at value	82,443,064	Options contracts written, at value	4,465,460
XJUL
Options contracts	Equity Risk	Options contracts purchased, at value	53,539,703	Options contracts written, at value	6,621,029
QMAG
Options contracts	Equity Risk	Options contracts purchased, at value	50,901,282	Options contracts written, at value	2,754,576

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
XAUG
Options contracts	Equity Risk	Options contracts purchased, at value	$33,298,705	Options contracts written, at value	$3,705,833
YSEP
Options contracts	Equity Risk	Options contracts purchased, at value	94,802,191	Options contracts written, at value	423,225
QSPT
Options contracts	Equity Risk	Options contracts purchased, at value	416,071,736	Options contracts written, at value	9,373,800
XSEP
Options contracts	Equity Risk	Options contracts purchased, at value	147,890,051	Options contracts written, at value	20,917,590
QCOC
Options contracts	Equity Risk	Options contracts purchased, at value	37,391,073	Options contracts written, at value	1,698,926
XOCT
Options contracts	Equity Risk	Options contracts purchased, at value	130,906,207	Options contracts written, at value	14,400,372
QMNV
Options contracts	Equity Risk	Options contracts purchased, at value	35,272,575	Options contracts written, at value	1,424,704
XNOV
Options contracts	Equity Risk	Options contracts purchased, at value	28,775,436	Options contracts written, at value	3,482,453
YDEC
Options contracts	Equity Risk	Options contracts purchased, at value	81,135,804	Options contracts written, at value	5,192,893
QDEC
Options contracts	Equity Risk	Options contracts purchased, at value	552,171,708	Options contracts written, at value	10,532,148
XDEC
Options contracts	Equity Risk	Options contracts purchased, at value	214,625,853	Options contracts written, at value	25,089,207
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended August 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	QCJA	XJAN	QMFE	XFEB	YMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,026,194	$18,614,375	$1,667,277	$6,788,533	$3,606,259
Written options contracts	248,421	(14,071,475)	261,008	(3,803,287)	2,238,451
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,942,411	(7,676,471)	2,519,364	1,678,636	4,479,859
Written options contracts	235,981	7,739,253	226,148	70,388	(167,140)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025

Statements of Operations Location	QMAR	XMAR	QCAP	XAPR	QMMY
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$16,217,549	$20,731,881	$412,574	$(1,631,968)	$12,664,545
Written options contracts	20,385,996	(836,150)	1,355,135	4,525,161	2,716,981
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	33,471,068	8,836,017	5,705,069	6,131,363	3,926,713
Written options contracts	(17,285,961)	(9,678,943)	(3,724,589)	(5,381,047)	(215,745)

Statements of Operations Location	XMAY	YJUN	QJUN	XJUN	QCJL
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(153,442)	$12,080,528	$23,864,772	$12,139,444	$7,131,326
Written options contracts	1,706,355	3,239,965	24,564,701	4,959,936	643,786
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,165,862	(3,034,865)	29,477,307	8,469,025	(64,427)
Written options contracts	(525,895)	1,611,838	(2,652,143)	(7,788,335)	105,086

Statements of Operations Location	XJUL	QMAG	XAUG	YSEP	QSPT
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$9,811,157	$8,667,665	$8,788,718	$5,478,609	$51,794,579
Written options contracts	(3,890,869)	(966,919)	(4,455,700)	1,237,418	(5,937,083)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(101,172)	(134,972)	(321,790)	2,913,686	(6,194,371)
Written options contracts	(114,817)	(124,041)	263,328	382,314	17,470,370

Statements of Operations Location	XSEP	QCOC	XOCT	QMNV	XNOV
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$54,042,619	$1,010,773	$15,741,058	$1,201,898	$8,927,583
Written options contracts	(40,135,408)	160,478	(20,173,586)	756,874	(7,317,475)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(30,413,656)	2,546,749	564,030	1,669,874	(4,443,804)
Written options contracts	28,328,084	51,301	12,448,814	9,624	5,244,594

Statements of Operations Location	YDEC	QDEC	XDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(67,023)	$54,326,892	$116,823,085
Written options contracts	1,046,406	(1,808,388)	(88,043,318)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	6,443,959	(10,230,365)	(69,607,070)
Written options contracts	(3,452,763)	21,465,115	61,234,820
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended August 31, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
QCJA	$59,137,365	$9,762,576	$3,046,251	$725,169
XJAN	126,329,513	142,283,936	21,341,277	23,162,438
QMFE	51,615,075	11,307,366	2,870,752	933,650
XFEB	113,336,789	90,670,869	17,971,808	16,345,609
YMAR	251,024,377	218,753,460	4,470,217	2,745,144
QMAR	891,318,606	866,417,903	31,942,253	25,210,309
XMAR	250,007,112	255,691,312	31,898,324	30,181,099
QCAP	73,230,060	64,770,664	3,932,378	2,869,088
XAPR	116,726,903	69,538,204	22,290,068	11,430,338
QMMY	369,964,231	335,388,410	12,368,604	9,219,035
XMAY	52,059,484	51,781,588	7,500,920	7,080,170
YJUN	348,782,799	352,834,137	6,894,831	5,250,110
QJUN	1,414,897,982	1,280,182,972	46,837,997	30,507,831
XJUN	266,014,464	309,050,654	30,706,880	32,310,849
QCJL	169,445,301	137,016,107	8,156,375	5,752,978
XJUL	91,481,641	95,837,871	9,021,174	9,057,510
QMAG	102,514,240	126,757,654	5,799,410	7,118,567
XAUG	81,730,177	78,956,199	7,440,742	7,036,957
YSEP	148,069,608	90,371,328	2,444,704	1,696,380
QSPT	745,185,536	636,013,419	40,979,698	34,555,342
XSEP	246,199,847	274,664,272	30,308,545	38,510,414
QCOC	48,886,650	14,042,326	2,733,993	983,766
XOCT	186,094,119	143,028,127	30,506,970	32,929,849
QMNV	64,254,731	30,652,030	3,592,193	2,157,865
XNOV	51,249,538	67,508,164	10,202,728	15,125,439
YDEC	144,417,814	140,421,076	2,997,835	2,003,584
QDEC	969,617,576	778,747,537	68,971,076	54,583,837
XDEC	371,958,278	512,214,065	49,821,034	64,088,027
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026 for all the Funds except BUFX, and June 16, 2027 for BUFX.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of September 22, 2025, the investment objective of YSEP changed to include an upside cap of 13.14% and an Outcome Period of September 22, 2025 to September 18, 2026.
As of September 22, 2025, the investment objective of QSPT changed to include an upside cap of 16.97% and an Outcome Period of September 22, 2025 to September 18, 2026.
As of September 22, 2025, the investment objective of XSEP changed to include an upside cap of 9.58% and an Outcome Period of September 22, 2025 to September 18, 2026.
As of October 20, 2025, the investment objective of QCOC changed to include an upside cap of 12.41% and an Outcome Period of October 20, 2025 through October 16, 2026.
As of October 20, 2025, the investment objective of XOCT changed to include an upside cap of 10.26% and an Outcome Period of October 20, 2025 through October 16, 2026.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of FT Vest Nasdaq-100® Conservative Buffer ETF - January, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January, FT Vest Nasdaq-100® Moderate Buffer ETF - February, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February, FT Vest International Equity Moderate Buffer ETF - March, FT Vest Nasdaq-100® Buffer ETF - March, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March, FT Vest Nasdaq-100® Conservative Buffer ETF - April, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April, FT Vest Nasdaq-100® Moderate Buffer ETF - May, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May, FT Vest International Equity Moderate Buffer ETF - June, FT Vest Nasdaq-100® Buffer ETF - June, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June, FT Vest Nasdaq-100® Conservative Buffer ETF - July, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July, FT Vest Nasdaq-100® Moderate Buffer ETF - August, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August, FT Vest International Equity Moderate Buffer ETF - September, FT Vest Nasdaq-100® Buffer ETF - September, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September, FT Vest Nasdaq-100® Conservative Buffer ETF - October, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October, FT Vest Nasdaq-100® Moderate Buffer ETF - November, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November, FT Vest International Equity Moderate Buffer ETF - December, FT Vest Nasdaq-100® Buffer ETF - December, FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December, FT Vest Laddered International Moderate Buffer ETF, and FT Vest Laddered Enhance & Moderate Buffer ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest Nasdaq-100® Conservative Buffer ETF - January	For the period from January 17, 2025 (commencement of investment operations) through August 31, 2025
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from January 19, 2024 (commencement of investment operations) through August 31, 2024
FT Vest Nasdaq-100® Moderate Buffer ETF - February	For the period from February 21, 2025 (commencement of investment operations) through August 31, 2025
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from February 16, 2024 (commencement of investment operations) through August 31, 2024
FT Vest International Equity Moderate Buffer ETF - March	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from March 19, 2021 (commencement of investment operations) through August 31, 2021
FT Vest Nasdaq-100® Buffer ETF - March
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March			For the year ended August 31, 2025, 2024, and for the period from March 17, 2023 (commencement of investment operations) through August 31, 2023
FT Vest Nasdaq-100® Conservative Buffer ETF - April	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from April 19, 2024 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest Nasdaq-100® Moderate Buffer ETF - May	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from May 17, 2024 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
FT Vest International Equity Moderate Buffer ETF - June	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from June 18, 2021 (commencement of investment operations) through August 31, 2021
FT Vest Nasdaq-100® Buffer ETF - June
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June			For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from July 12, 2021 (commencement of investment operations) through August 31, 2021
FT Vest Nasdaq-100® Conservative Buffer ETF - July	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from July 19, 2024 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July		For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from July 21, 2023 (commencement of investment operations) through August 31, 2023
FT Vest Nasdaq-100® Moderate Buffer ETF - August	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from August 16, 2024 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August		For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from August 18, 2023 (commencement of investment operations) through August 31, 2023
FT Vest International Equity Moderate Buffer ETF - September	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024 and 2023, and for the period from September 17, 2021 (commencement of investment operations) through August 31, 2022
FT Vest Nasdaq-100® Buffer ETF - September
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September			For the years ended August 31, 2025 and 2024, and for the period from September 21, 2022 (commencement of investment operations) through August 31, 2023
FT Vest Nasdaq-100® Conservative Buffer ETF - October	For the period from October 18, 2024 (commencement of investment operations) through August 31, 2025
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from October 20, 2023 (commencement of investment operations) through August 31, 2024

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest Nasdaq-100® Moderate Buffer ETF - November	For the period from November 15, 2024 (commencement of investment operations) through August 31, 2025
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	For the year ended August 31, 2025	For the year ended August 31, 2025, and for the period from November 17, 2023 (commencement of investment operations) through August 31, 2024
FT Vest International Equity Moderate Buffer ETF - December	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from December 18, 2020 (commencement of investment operations) through August 31, 2021
FT Vest Nasdaq-100® Buffer ETF - December
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December			For the years ended August 31, 2025, 2024, and 2023, and for the period from December 17, 2021 (commencement of investment operations) through August 31, 2022
FT Vest Laddered International Moderate Buffer ETF	For the period from September 25, 2024 (commencement of investment operations) through August 31, 2025
FT Vest Laddered Enhance & Moderate Buffer ETF	For the period from June 24, 2025 (commencement of investment operations) through August 31, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 22, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement,

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest International Equity Moderate Buffer ETF - March (YMAR)
FT Vest International Equity Moderate Buffer ETF - June (YJUN)
FT Vest International Equity Moderate Buffer ETF - September (YSEP)
FT Vest International Equity Moderate Buffer ETF - December (YDEC)
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
The Board approved the continuation of the Agreements for each Fund for one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including, as applicable, comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the June 8–9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor’s day-to-day management of the Funds’ investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund’s unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that, for each Fund, not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed, as applicable, information comparing each Fund’s performance for one or more periods ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. The Board noted that YMAR, YJUN, YSEP and YDEC are target outcome ETFs that seek to provide investors with returns (before fees and expenses) over a defined period of time (typically one year) that match the price return of the iShares MSCI EAFE ETF (“EFA”), up to a predetermined cap, while providing a buffer against certain losses on the price return of EFA. The Board noted that, during 2023, the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
Board approved changes to YMAR’s, YJUN’s, YSEP’s and YDEC’s respective investment strategies to increase the buffer provided against certain losses on the price return of the EFA, as well as changes to YMAR’s, YJUN’s, YSEP’s and YDEC’s names, which took effect on March 18, 2024 for YMAR, on December 18, 2023 for YDEC, on June 21, 2024 for YJUN and September 23, 2024 for YSEP. The Board noted that QMAR, QJUN, QSPT, QDEC, QCAP and QMMY are target outcome ETFs that seek to provide investors with returns (before fees and expenses) over a defined period of time (typically one year) that match the price return of the Invesco QQQ Trust, Series 1 (“QQQ”), up to a predetermined cap, while providing a buffer against certain losses on the price return of QQQ. The Board noted that XJAN, XFEB, XMAR, XAPR, XMAY, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV and XDEC are target outcome ETFs that seek to provide investors with returns (before fees and expenses) over a defined period of time (typically one year) of approximately twice any positive price return of the SPDR S&P 500 ETF Trust (“SPY”), up to a predetermined cap, while providing a buffer against certain losses on the price return of SPY. For each Fund, the Board considered, as applicable, information provided by the Sub-Advisor on each Fund’s performance during its respective target outcome period that ended between April 1, 2024 and March 31, 2025 and noted that each applicable Fund delivered on its target outcome objective. Because each of QCAP, QMMY, XJAN, XFEB, XAPR, and XMAY commenced operations after December 31, 2023 and therefore has a limited performance history, comparative performance information for the Funds was not reviewed.
On the basis of all the information provided on the unitary fee and performance, as applicable, of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to QCAP, QMMY, XJAN, XFEB, XAPR, and XMAY for the period from inception through December 31, 2024 and to each other Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2024. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for each Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Funds will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for each Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that each Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Funds. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest Laddered Enhance & Moderate Buffer ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on June 9, 2025. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Fund would invest substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.10% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee, less one-half of the Fund’s expenses that the Advisor and Sub-Advisor are responsible for, and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund will invest in underlying ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding the estimated acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Expense Group. The Board also noted that the total (net) expense ratio (including the estimated acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be most comparable to three other ETFs in the First Trust Fund Complex that invest in underlying ETFs in the First Trust Fund Complex, each of which also has a unitary fee rate schedule starting at an annual rate of 0.10% of its average daily net assets, is managed by the Advisor and the Sub-Advisor and invests substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will be responsible for trade execution for the Fund and will not utilize soft dollars in connection with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statement that it does not foresee any indirect benefits from its relationship with the Fund. In addition, the Board considered that the Advisor and the Sub-Advisor, as the investment advisor and the investment sub-advisor, respectively, to the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund’s investment causes their assets to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
There were no distributions made by each Fund during their applicable taxable period; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc., or SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

FT Vest Laddered Buffer ETF (BUFR)
FT Vest Laddered Deep Buffer ETF (BUFD)
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)

First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
12,412,622	FT Vest U.S. Equity Buffer ETF - January (b)	$609,956,245
11,285,472	FT Vest U.S. Equity Buffer ETF - February (b)	608,957,298
13,254,327	FT Vest U.S. Equity Buffer ETF - March (b)	607,313,263
14,102,439	FT Vest U.S. Equity Buffer ETF - April (b)	607,059,230
11,843,095	FT Vest U.S. Equity Buffer ETF - May (b)	609,090,376
11,045,046	FT Vest U.S. Equity Buffer ETF - June (b)	608,329,103
11,354,484	FT Vest U.S. Equity Buffer ETF - July (b)	608,867,173
11,992,411	FT Vest U.S. Equity Buffer ETF - August (b)	609,334,403
12,277,681	FT Vest U.S. Equity Buffer ETF - September (b)	609,364,636
13,190,602	FT Vest U.S. Equity Buffer ETF - October (b)	609,801,530
11,773,846	FT Vest U.S. Equity Buffer ETF - November (b)	609,353,045
12,654,472	FT Vest U.S. Equity Buffer ETF - December (b)	609,502,644
	Total Exchange-Traded Funds	7,306,928,946
	(Cost $6,116,158,408)
MONEY MARKET FUNDS — 0.0%
446,118	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (c)	446,118
	(Cost $446,118)

	Total Investments — 100.0%	7,307,375,064
	(Cost $6,116,604,526)
	Net Other Assets and Liabilities — (0.0)%	(591,126)
	Net Assets — 100.0%	$7,306,783,938

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 7,306,928,946	$ 7,306,928,946	$ —	$ —
Money Market Funds	446,118	446,118	—	—
Total Investments	$7,307,375,064	$7,307,375,064	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
2,889,669	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$119,679,976
2,617,825	FT Vest U.S. Equity Deep Buffer ETF - February (b)	119,777,012
2,959,862	FT Vest U.S. Equity Deep Buffer ETF - March (b)	119,400,833
3,116,274	FT Vest U.S. Equity Deep Buffer ETF - April (b)	119,398,792
2,731,579	FT Vest U.S. Equity Deep Buffer ETF - May (b)	119,506,308
2,600,650	FT Vest U.S. Equity Deep Buffer ETF - June (b)	119,317,822
2,600,655	FT Vest U.S. Equity Deep Buffer ETF - July (b)	119,579,157
2,792,551	FT Vest U.S. Equity Deep Buffer ETF - August (b)	119,716,661
2,738,496	FT Vest U.S. Equity Deep Buffer ETF - September (b)	119,626,542
2,831,488	FT Vest U.S. Equity Deep Buffer ETF - October (b)	119,839,898
2,604,291	FT Vest U.S. Equity Deep Buffer ETF - November (b)	119,735,144
2,787,327	FT Vest U.S. Equity Deep Buffer ETF - December (b)	119,687,822
	Total Exchange-Traded Funds	1,435,265,967
	(Cost $1,222,540,021)
MONEY MARKET FUNDS — 0.0%
715,335	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (c)	715,335
	(Cost $715,335)

	Total Investments — 100.0%	1,435,981,302
	(Cost $1,223,255,356)
	Net Other Assets and Liabilities — (0.0)%	(116,800)
	Net Assets — 100.0%	$1,435,864,502

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 1,435,265,967	$ 1,435,265,967	$ —	$ —
Money Market Funds	715,335	715,335	—	—
Total Investments	$1,435,981,302	$1,435,981,302	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
8,173,832	FT Vest Nasdaq-100® Buffer ETF - March (b)	$258,946,998
8,547,695	FT Vest Nasdaq-100® Buffer ETF - June (b)	259,080,635
8,539,060	FT Vest Nasdaq-100® Buffer ETF - September (b)	260,614,673
8,663,190	FT Vest Nasdaq-100® Buffer ETF - December (b)	260,848,651
	Total Exchange-Traded Funds	1,039,490,957
	(Cost $891,824,031)
MONEY MARKET FUNDS — 0.0%
390,356	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (c)	390,356
	(Cost $390,356)

	Total Investments — 100.0%	1,039,881,313
	(Cost $892,214,387)
	Net Other Assets and Liabilities — (0.0)%	(86,104)
	Net Assets — 100.0%	$1,039,795,209

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 1,039,490,957	$ 1,039,490,957	$ —	$ —
Money Market Funds	390,356	390,356	—	—
Total Investments	$1,039,881,313	$1,039,881,313	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
August 31, 2025

	FT Vest Laddered Buffer ETF (BUFR)	FT Vest Laddered Deep Buffer ETF (BUFD)	FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
ASSETS:
Investments, at value - Affiliated	$7,306,928,946	$1,435,265,967	$1,039,490,957
Investments, at value - Unaffiliated	446,118	715,335	390,356
Total investments, at value	7,307,375,064	1,435,981,302	1,039,881,313
Receivables:
Dividends	6,720	2,712	1,413
Investment securities sold	—	—	1,701,333
Capital shares sold	—	—	1,701,788
Total Assets	7,307,381,784	1,435,984,014	1,043,285,847

LIABILITIES:
Payables:
Investment advisory fees	597,846	119,512	87,517
Investment securities purchased	—	—	1,701,333
Capital shares redeemed	—	—	1,701,788
Total Liabilities	597,846	119,512	3,490,638
NET ASSETS	$7,306,783,938	$1,435,864,502	$1,039,795,209

NET ASSETS consist of:
Paid-in capital	$6,119,027,702	$1,223,669,428	$892,620,029
Par value	2,229,500	528,000	305,500
Accumulated distributable earnings (loss)	1,185,526,736	211,667,074	146,869,680
NET ASSETS	$7,306,783,938	$1,435,864,502	$1,039,795,209
NET ASSET VALUE, per share	$32.77	$27.19	$34.04
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	222,950,002	52,800,002	30,550,002
Investments, at cost - Affiliated	$6,116,158,408	$1,222,540,021	$891,824,031
Investments, at cost - Unaffiliated	$446,118	$715,335	$390,356
Total investments, at cost	$6,116,604,526	$1,223,255,356	$892,214,387
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Year Ended August 31, 2025

	FT Vest Laddered Buffer ETF (BUFR)	FT Vest Laddered Deep Buffer ETF (BUFD)	FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
INVESTMENT INCOME:
Dividends - Unaffiliated	$119,253	$24,055	$6,200
Total investment income	119,253	24,055	6,200

EXPENSES:
Investment advisory fees	11,256,860	2,139,551	1,600,286
Total expenses	11,256,860	2,139,551	1,600,286
Less fees waived by the investment advisor	(5,038,511)	(952,512)	(713,752)
Net expenses	6,218,349	1,187,039	886,534
NET INVESTMENT INCOME (LOSS)	(6,099,096)	(1,162,984)	(880,334)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(455,914)	(74,202)	(154,797)
In-kind redemptions - Affiliated	107,872,366	26,578,027	35,733,191
Net realized gain (loss)	107,416,452	26,503,825	35,578,394
Net change in unrealized appreciation (depreciation) on affiliated investments	552,532,523	90,758,106	81,152,040
NET REALIZED AND UNREALIZED GAIN (LOSS)	659,948,975	117,261,931	116,730,434
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$653,849,879	$116,098,947	$115,850,100
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest Laddered Buffer ETF (BUFR)		FT Vest Laddered Deep Buffer ETF (BUFD)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(6,099,096)	$(6,327,156)	$(1,162,984)	$(1,503,826)
Net realized gain (loss)	107,416,452	45,468,268	26,503,825	11,871,295
Net change in unrealized appreciation (depreciation)	552,532,523	526,399,839	90,758,106	97,826,952
Net increase (decrease) in net assets resulting from operations	653,849,879	565,540,951	116,098,947	108,194,421

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,018,614,336	2,918,263,865	477,706,397	359,919,209
Cost of shares redeemed	(458,861,059)	(250,382,986)	(136,269,014)	(103,276,819)
Net increase (decrease) in net assets resulting from shareholder transactions	1,559,753,277	2,667,880,879	341,437,383	256,642,390
Total increase (decrease) in net assets	2,213,603,156	3,233,421,830	457,536,330	364,836,811

NET ASSETS:
Beginning of period	5,093,180,782	1,859,758,952	978,328,172	613,491,361
End of period	$7,306,783,938	$5,093,180,782	$1,435,864,502	$978,328,172

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	172,200,002	73,400,002	39,450,002	28,200,002
Shares sold	66,050,000	107,900,000	18,700,000	15,750,000
Shares redeemed	(15,300,000)	(9,100,000)	(5,350,000)	(4,500,000)
Shares outstanding, end of period	222,950,002	172,200,002	52,800,002	39,450,002
See Notes to Financial Statements

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Year Ended 8/31/2025	Year Ended 8/31/2024

$(880,334)	$(840,465)
35,578,394	14,370,048
81,152,040	58,321,406
115,850,100	71,850,989

402,025,928	564,612,046
(188,439,471)	(83,062,849)
213,586,457	481,549,197
329,436,557	553,400,186

710,358,652	156,958,466
$1,039,795,209	$710,358,652

23,800,002	6,150,002
12,850,000	20,600,000
(6,100,000)	(2,950,000)
30,550,002	23,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest Laddered Buffer ETF (BUFR)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.58	$25.34	$22.21	$23.30	$20.41
Income from investment operations:
Net investment income (loss)	(0.03) (a)	(0.05) (a)	(0.05) (a)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	3.22	4.29	3.18	(1.06)	2.91
Total from investment operations	3.19	4.24	3.13	(1.09)	2.89
Net asset value, end of period	$32.77	$29.58	$25.34	$22.21	$23.30
Total return (b)	10.78%	16.73%	14.09%	(4.68)%	14.16%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,306,784	$5,093,181	$1,859,759	$728,564	$301,762
Ratio of total expenses to average net assets (c)	0.18%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses to average net assets (c)	0.10%	0.19%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets (c)	(0.10)%	(0.19)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (d)	1%	1%	1%	2%	1%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Deep Buffer ETF (BUFD)

	Year Ended August 31,				Period Ended 8/31/2021 (a)
	2025	2024	2023	2022
Net asset value, beginning of period	$24.80	$21.76	$19.79	$20.92	$20.07
Income from investment operations:
Net investment income (loss)	(0.03) (b)	(0.04) (b)	(0.04) (b)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	2.42	3.08	2.01	(1.10)	0.86
Total from investment operations	2.39	3.04	1.97	(1.13)	0.85
Net asset value, end of period	$27.19	$24.80	$21.76	$19.79	$20.92
Total return (c)	9.64%	13.97%	9.95%	(5.40)%	4.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,435,865	$978,328	$613,491	$541,132	$161,109
Ratio of total expenses to average net assets (d)	0.18%	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net expenses to average net assets (d)	0.10%	0.19%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)%	(0.19)%	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	1%	1%	2%	2%	6%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)

	Year Ended August 31,			Period Ended 8/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$29.85	$25.52	$21.46	$20.47
Income from investment operations:
Net investment income (loss)	(0.03) (b)	(0.05) (b)	(0.05) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	4.22	4.38	4.11	0.99 (d)
Total from investment operations	4.19	4.33	4.06	0.99
Net asset value, end of period	$34.04	$29.85	$25.52	$21.46
Total return (e)	14.04%	16.97%	18.92%	4.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,039,795	$710,359	$156,958	$10,730
Ratio of total expenses to average net assets (f)	0.18%	0.20%	0.20%	0.20% (g)
Ratio of net expenses to average net assets (f)	0.10%	0.19%	0.20%	0.20% (g)
Ratio of net investment income (loss) to average net assets (f)	(0.10)%	(0.19)%	(0.20)%	(0.20)% (g)
Portfolio turnover rate (h)	1%	1%	1%	0%

(a)	Inception date is June 15, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(f)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Annualized.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Laddered Buffer ETF – (ticker “BUFR”)
FT Vest Laddered Deep Buffer ETF – (ticker “BUFD”)
FT Vest Laddered Nasdaq Buffer ETF – (ticker “BUFQ”)
Both BUFR and BUFD are diversified series of the Trust. BUFQ is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund.
The investment objective of BUFR is to seek to provide investors with capital appreciation. BUFR seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Buffer ETFs (“FT ETFs”). Under normal market conditions, BUFR will invest substantially all of its assets in the FT ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of SPY losses, over a defined one-year period. Unlike the FT ETFs, BUFR itself does not pursue a target outcome strategy. The buffer is only provided by the FT ETFs and BUFR itself does not provide any stated buffer against losses. In order to understand BUFR’s strategy and risks, it is important to understand the strategies and risks of the FT ETFs.
The investment objective of BUFD is to seek to provide investors with capital appreciation. BUFD seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Deep Buffer ETFs (“FT DB ETFs”). Under normal market conditions, BUFD will invest substantially all of its assets in the FT DB ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the SPY, up to a predetermined upside cap, while providing a deep buffer (before fees and expenses) against losses between -5% and -30% of SPY, over a defined one-year period. Unlike the FT DB ETFs, BUFD itself does not pursue a target outcome strategy. The buffer is only provided by the FT DB ETFs and BUFD itself does not provide any stated buffer against losses. In order to understand BUFD’s strategy and risks, it is important to understand the strategies and risks of the FT DB ETFs.
The investment objective of BUFQ is to seek to provide investors with capital appreciation. BUFQ seeks to achieve its investment objective by providing investors with large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest Nasdaq-100® Buffer ETFs (“Nasdaq ETFs”). Under normal market conditions, BUFQ will invest substantially all of its assets in the Nasdaq ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the Invesco QQQ TrustSM, Series 1 (“QQQ”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of QQQ losses, over a defined one-year period. Unlike the Nasdaq ETFs, BUFQ itself does not pursue a target outcome strategy. The buffer is only provided by the Nasdaq ETFs and BUFQ itself does not provide any stated buffer against losses. In order to understand BUFQ’s strategy and risks, it is important to understand the strategies and risks of the Nasdaq ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of August 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Affiliated Transactions
Each of the Funds invests in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFR at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	12,412,622	$424,436,407	$170,793,084	$(39,404,144)	$45,062,895	$9,068,003	$609,956,245	$—
FT Vest U.S. Equity Buffer ETF - February	11,285,472	424,437,339	168,537,513	(45,070,286)	52,051,516	9,001,216	608,957,298	—
FT Vest U.S. Equity Buffer ETF - March	13,254,327	424,701,998	176,132,573	(41,721,153)	39,637,901	8,561,944	607,313,263	—
FT Vest U.S. Equity Buffer ETF - April	14,102,439	424,399,381	184,333,107	(38,920,762)	28,866,354	8,381,150	607,059,230	—
FT Vest U.S. Equity Buffer ETF - May	11,843,095	424,677,486	169,197,007	(44,823,718)	52,419,925	7,619,676	609,090,376	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - June	11,045,046	$424,498,828	$169,897,016	$(39,098,651)	$43,384,710	$9,647,200	$608,329,103	$—
FT Vest U.S. Equity Buffer ETF - July	11,354,484	424,095,794	168,829,348	(50,346,304)	53,526,703	12,761,632	608,867,173	—
FT Vest U.S. Equity Buffer ETF - August	11,992,411	424,585,071	168,664,553	(47,155,006)	54,729,356	8,510,429	609,334,403	—
FT Vest U.S. Equity Buffer ETF - September	12,277,681	424,046,990	169,882,279	(42,718,134)	48,288,528	9,864,973	609,364,636	—
FT Vest U.S. Equity Buffer ETF - October	13,190,602	423,617,273	176,658,279	(41,409,833)	43,426,355	7,509,456	609,801,530	—
FT Vest U.S. Equity Buffer ETF - November	11,773,846	423,936,684	172,580,027	(40,160,085)	45,724,155	7,272,264	609,353,045	—
FT Vest U.S. Equity Buffer ETF - December	12,654,472	424,637,498	170,171,604	(39,939,092)	45,414,125	9,218,509	609,502,644	—
		$5,092,070,749	$2,065,676,390	$(510,767,168)	$552,532,523	$107,416,452	$7,306,928,946	$—
Amounts relating to investments in affiliated funds in BUFD at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	2,889,669	$81,570,298	$40,212,094	$(11,467,149)	$7,358,727	$2,006,006	$119,679,976	$—
FT Vest U.S. Equity Deep Buffer ETF - February	2,617,825	81,604,912	39,945,166	(12,308,706)	8,405,221	2,130,419	119,777,012	—
FT Vest U.S. Equity Deep Buffer ETF - March	2,959,862	81,607,049	40,919,652	(12,135,071)	7,036,598	1,972,605	119,400,833	—
FT Vest U.S. Equity Deep Buffer ETF - April	3,116,274	81,543,015	43,240,378	(11,274,990)	3,973,915	1,916,474	119,398,792	—
FT Vest U.S. Equity Deep Buffer ETF - May	2,731,579	81,484,015	40,174,303	(12,880,807)	8,804,246	1,924,551	119,506,308	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - June	2,600,650	$81,488,852	$40,169,638	$(11,584,432)	$6,840,613	$2,403,151	$119,317,822	$—
FT Vest U.S. Equity Deep Buffer ETF - July	2,600,655	81,591,086	40,042,352	(14,814,001)	9,719,073	3,040,647	119,579,157	—
FT Vest U.S. Equity Deep Buffer ETF - August	2,792,551	81,496,618	39,838,391	(12,659,685)	9,206,936	1,834,401	119,716,661	—
FT Vest U.S. Equity Deep Buffer ETF - September	2,738,496	81,428,253	40,376,693	(12,436,613)	7,732,319	2,525,890	119,626,542	—
FT Vest U.S. Equity Deep Buffer ETF - October	2,831,488	81,402,534	41,342,682	(12,231,735)	7,137,887	2,188,530	119,839,898	—
FT Vest U.S. Equity Deep Buffer ETF - November	2,604,291	81,456,904	40,709,809	(11,908,792)	7,177,622	2,299,601	119,735,144	—
FT Vest U.S. Equity Deep Buffer ETF - December	2,787,327	81,479,203	40,282,723	(11,700,603)	7,364,949	2,261,550	119,687,822	—
		$978,152,739	$487,253,881	$(147,402,584)	$90,758,106	$26,503,825	$1,435,265,967	$—
Amounts relating to investments in affiliated funds in BUFQ at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest Nasdaq-100® Buffer ETF - March	8,173,832	$177,172,826	$102,820,589	$(46,684,603)	$17,622,716	$8,015,470	$258,946,998	$—
FT Vest Nasdaq-100® Buffer ETF - June	8,547,695	176,640,279	102,454,963	(48,650,312)	19,362,074	9,273,631	259,080,635	—
FT Vest Nasdaq-100® Buffer ETF - September	8,539,060	178,605,255	101,715,531	(51,920,419)	22,064,234	10,150,072	260,614,673	—
FT Vest Nasdaq-100® Buffer ETF - December	8,663,190	177,861,867	100,974,676	(48,230,129)	22,103,016	8,139,221	260,848,651	—
		$710,280,227	$407,965,759	$(195,485,463)	$81,152,040	$35,578,394	$1,039,490,957	$—
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
There were no distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024.
As of August 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Laddered Buffer ETF	$(4,251,721)	$—	$1,189,778,457
FT Vest Laddered Deep Buffer ETF	(818,026)	—	212,485,100
FT Vest Laddered Nasdaq Buffer ETF	(620,964)	—	147,490,644
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For each fund, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, the Funds had no non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At August 31, 2025, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
FT Vest Laddered Buffer ETF	$4,251,721	$—
FT Vest Laddered Deep Buffer ETF	818,026	—
FT Vest Laddered Nasdaq Buffer ETF	620,964	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest Laddered Buffer ETF	$6,671,538	$(107,640,168)	$100,968,630
FT Vest Laddered Deep Buffer ETF	1,397,730	(26,479,069)	25,081,339

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest Laddered Nasdaq Buffer ETF	$935,545	$(35,733,481)	$34,797,936
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Laddered Buffer ETF	$6,117,596,607	$1,189,801,746	$(23,289)	$1,189,778,457
FT Vest Laddered Deep Buffer ETF	1,223,496,202	212,488,300	(3,200)	212,485,100
FT Vest Laddered Nasdaq Buffer ETF	892,390,669	147,525,577	(34,933)	147,490,644
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, each Fund incurs pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Prior to June 30, 2025, the annual unitary management fee payable by each Fund was calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
Prior to June 30, 2025, the Advisor agreed to waive management fees of 0.10% of average daily net assets for each of the Funds. During any period in which such waiver was in effect, the applicable Fund was not eligible for any breakpoint discounts. During the fiscal year ended August 31, 2025, the Advisor waived fees of $5,038,511, $952,512, and $713,752 for BUFR, BUFD, and BUFQ, respectively. Effective June 30, 2025 such waivers were terminated.
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered Buffer ETF	$47,675,060	$52,167,348
FT Vest Laddered Deep Buffer ETF	9,731,753	11,199,914

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Purchases	Sales
FT Vest Laddered Nasdaq Buffer ETF	$5,970,878	$7,068,710
For the fiscal year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Laddered Buffer ETF	$2,018,001,330	$458,599,820
FT Vest Laddered Deep Buffer ETF	477,522,128	136,202,670
FT Vest Laddered Nasdaq Buffer ETF	401,994,881	188,416,753
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of FT Vest Laddered Buffer ETF, FT Vest Laddered Deep Buffer ETF, and FT Vest Laddered Nasdaq Buffer ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Financial Highlights
FT Vest Laddered Buffer ETF	For the years ended August 31, 2025, 2024, 2023, 2022, and 2021
FT Vest Laddered Deep Buffer ETF	For the years ended August 31, 2025, 2024, 2023, and 2022, and for the period from January 20, 2021 (commencement of investment operations) through August 31, 2021
FT Vest Laddered Nasdaq Buffer ETF	For the years ended August 31, 2025, 2024, and 2023, and for the period from June 15, 2022 (commencement of investment operations) through August 31, 2022
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 22, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund VIII funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $2,523,446. This figure is comprised of $101,714 paid (or to be paid) in fixed compensation and $2,421,732 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $1,322,805 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,200,641 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Laddered Buffer ETF (BUFR)
FT Vest Laddered Deep Buffer ETF (BUFD)
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
The Board approved the continuation of the Agreements for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreement, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the June 8–9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor’s day-to-day management of the Funds’ investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund’s unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because each Fund invests in underlying ETFs in the First Trust Fund Complex, it incurs acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for each Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its respective Expense Group. The Board also noted that the total (net) expense ratio (including acquired fund fees and expenses) for each Fund was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that, for each Fund, not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. The Board noted that, at the June 8–9, 2025 meeting, it approved a fee reduction and termination of a temporary expense waiver for the Funds, to be effective June 30, 2025. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information comparing each Fund’s performance for one or more periods ended December 31, 2024 to the performance of the funds in its respective Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that BUFR outperformed its Performance Universe median and underperformed its benchmark index for the one- and three-year periods ended December 31, 2024; that BUFD underperformed its Performance Universe median and benchmark index for the one- and three-year periods ended December 31, 2024; and that BUFQ outperformed its Performance Universe median and underperformed its benchmark index for the one-year period ended December 31, 2024. The Board also noted that each Fund invests substantially all of its assets in multiple target outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor that seek to provide investors with returns (before fees and expenses) over a defined period of time (typically one year) that, for each of BUFR and BUFD, match the price return of the SPDR S&P 500 ETF Trust (“SPY”) and, for BUFQ, match the price return of the Invesco QQQ Trust, Series 1 (“QQQ”), up to a predetermined cap, while providing a buffer against certain losses on the price return of SPY or QQQ, as applicable, and considered that the investment strategy of the underlying ETFs limits the comparability of the performance of each Fund to that of the funds in its respective Performance Universe and its benchmark index.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. In addition, the Board considered that the Advisor, as the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
investment advisor to the underlying ETFs in which each Fund invests, will recognize additional revenue from the underlying ETFs if investment by the Funds causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for each Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Funds will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for each Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that each Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Funds. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. In addition, the Board considered that the Sub-Advisor, as the investment sub-advisor to the underlying ETFs in which each Fund invests, will recognize additional revenue from the underlying ETFs if investment by the Funds causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
There were no distributions made by each Fund during the taxable year ended August 31, 2025; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.
Disclaimer
FT Vest Laddered Buffer ETF
FT Vest Laddered Deep Buffer ETF
Each Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to each Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in each Fund or results to be obtained by each Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of each Fund.
FT Vest Laddered Nasdaq Buffer ETF
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates. Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the Flexible EXchange Options® (“FLEX Options”). Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the QQQ. Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
FT Vest Laddered Moderate Buffer ETF (BUFZ)
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)

First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,292,530	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,292,530
	(Cost $2,292,530)
	Total Investments — 0.6%	2,292,530
	(Cost $2,292,530)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 100.6%
5,811	SPDR® S&P 500® ETF Trust	$374,838,555	$6.00	01/16/26	369,620,277
	(Cost $342,473,789)
	Put Options Purchased — 1.6%
5,811	SPDR® S&P 500® ETF Trust	374,838,555	597.60	01/16/26	5,671,536
	(Cost $15,972,928)
	Total Purchased Options				375,291,813
	(Cost $358,446,717)
WRITTEN OPTIONS — (2.7)%
	Call Options Written — (2.2)%
(5,811)	SPDR® S&P 500® ETF Trust	(374,838,555)	667.64	01/16/26	(8,222,565)
	(Premiums received $7,335,761)
	Put Options Written — (0.5)%
(5,811)	SPDR® S&P 500® ETF Trust	(374,838,555)	507.96	01/16/26	(1,830,465)
	(Premiums received $6,084,346)
	Total Written Options				(10,053,030)
	(Premiums received $13,420,107)
	Net Other Assets and Liabilities — (0.1)%				(216,390)
	Net Assets — 100.0%				$367,314,923

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,292,530	$2,292,530	$—	$—
Purchased Options	375,291,813	—	375,291,813	—
Total	$377,584,343	$2,292,530	$375,291,813	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,053,030)	$—	$(10,053,030)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,528,016	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,528,016
	(Cost $2,528,016)
	Total Investments — 0.7%	2,528,016
	(Cost $2,528,016)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.7%
	Call Options Purchased — 100.7%
5,601	SPDR® S&P 500® ETF Trust	$361,292,505	$6.02	02/20/26	356,397,231
	(Cost $328,545,356)
	Put Options Purchased — 2.0%
5,601	SPDR® S&P 500® ETF Trust	361,292,505	599.96	02/20/26	6,883,629
	(Cost $17,330,330)
	Total Purchased Options				363,280,860
	(Cost $345,875,686)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (2.6)%
(5,601)	SPDR® S&P 500® ETF Trust	(361,292,505)	671.83	02/20/26	(9,269,655)
	(Premiums received $5,666,625)
	Put Options Written — (0.7)%
(5,601)	SPDR® S&P 500® ETF Trust	(361,292,505)	509.97	02/20/26	(2,397,228)
	(Premiums received $6,303,094)
	Total Written Options				(11,666,883)
	(Premiums received $11,969,719)
	Net Other Assets and Liabilities — (0.1)%				(300,923)
	Net Assets — 100.0%				$353,841,070

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,528,016	$2,528,016	$—	$—
Purchased Options	363,280,860	—	363,280,860	—
Total	$365,808,876	$2,528,016	$363,280,860	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,666,883)	$—	$(11,666,883)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
608,515	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$608,515
	(Cost $608,515)
	Total Investments — 0.8%	608,515
	(Cost $608,515)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 100.5%
3,501	iShares Russell 2000 ETF	$82,333,017	$2.18	02/20/26	81,276,730
	(Cost $74,583,869)
	Put Options Purchased — 2.7%
3,501	iShares Russell 2000 ETF	82,333,017	217.80	02/20/26	2,193,132
	(Cost $5,685,146)
	Total Purchased Options				83,469,862
	(Cost $80,269,015)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (3.1)%
(3,501)	iShares Russell 2000 ETF	(82,333,017)	253.67	02/20/26	(2,474,682)
	(Premiums received $1,983,315)
	Put Options Written — (0.8)%
(3,501)	iShares Russell 2000 ETF	(82,333,017)	185.13	02/20/26	(686,791)
	(Premiums received $1,805,572)
	Total Written Options				(3,161,473)
	(Premiums received $3,788,887)
	Net Other Assets and Liabilities — (0.1)%				(61,162)
	Net Assets — 100.0%				$80,855,742

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$608,515	$608,515	$—	$—
Purchased Options	83,469,862	—	83,469,862	—
Total	$84,078,377	$608,515	$83,469,862	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,161,473)	$—	$(3,161,473)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments
August 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.5%
$208,000	U.S. Treasury Bill	(a)	09/18/25	$207,607
208,000	U.S. Treasury Bill	(a)	10/30/25	206,611
208,000	U.S. Treasury Bill	(a)	11/28/25	205,968
208,000	U.S. Treasury Bill	(a)	12/26/25	205,340
208,000	U.S. Treasury Bill	(a)	01/22/26	204,804
208,000	U.S. Treasury Bill	(a)	02/19/26	204,215
208,000	U.S. Treasury Bill	(a)	03/19/26	203,679
	Total U.S. Treasury Bills			1,438,224
	(Cost $1,437,928)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
465,928	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (b)	465,928
	(Cost $465,928)
	Total Investments — 4.7%	1,904,152
	(Cost $1,903,856)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.7%
	Call Options Purchased — 112.1%
710	SPDR® S&P 500® ETF Trust	$45,798,550	$0.06	03/20/26	45,512,072
	(Cost $39,848,567)
	Put Options Purchased — 1.6%
710	SPDR® S&P 500® ETF Trust	45,798,550	563.97	03/20/26	665,249
	(Cost $2,226,798)
	Total Purchased Options				46,177,321
	(Cost $42,075,365)
WRITTEN OPTIONS — (18.3)%
	Call Options Written — (17.4)%
(710)	SPDR® S&P 500® ETF Trust	(45,798,550)	563.97	03/20/26	(7,080,858)
	(Premiums received $3,611,513)
	Put Options Written — (0.9)%
(710)	SPDR® S&P 500® ETF Trust	(45,798,550)	507.57	03/20/26	(360,716)
	(Premiums received $1,208,905)
	Total Written Options				(7,441,574)
	(Premiums received $4,820,418)
	Net Other Assets and Liabilities — (0.1)%				(27,875)
	Net Assets — 100.0%				$40,612,024

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of August 31, 2025.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments (Continued)
August 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,438,224	$—	$1,438,224	$—
Money Market Funds	465,928	465,928	—	—
Total Investments	1,904,152	465,928	1,438,224	—
Purchased Options	46,177,321	—	46,177,321	—
Total	$48,081,473	$465,928	$47,615,545	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,441,574)	$—	$(7,441,574)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,143,931	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$3,143,931
	(Cost $3,143,931)
	Total Investments — 0.8%	3,143,931
	(Cost $3,143,931)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.2%
	Call Options Purchased — 105.7%
6,940	SPDR® S&P 500® ETF Trust	$447,664,700	$5.66	03/20/26	441,093,145
	(Cost $385,631,078)
	Put Options Purchased — 1.5%
6,940	SPDR® S&P 500® ETF Trust	447,664,700	564.00	03/20/26	6,504,723
	(Cost $22,736,218)
	Total Purchased Options				447,597,868
	(Cost $408,367,296)
WRITTEN OPTIONS — (7.9)%
	Call Options Written — (7.3)%
(6,940)	SPDR® S&P 500® ETF Trust	(447,664,700)	632.81	03/20/26	(30,382,210)
	(Premiums received $9,169,969)
	Put Options Written — (0.6)%
(6,940)	SPDR® S&P 500® ETF Trust	(447,664,700)	479.40	03/20/26	(2,666,556)
	(Premiums received $8,009,923)
	Total Written Options				(33,048,766)
	(Premiums received $17,179,892)
	Net Other Assets and Liabilities — (0.1)%				(293,062)
	Net Assets — 100.0%				$417,399,971

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,143,931	$3,143,931	$—	$—
Purchased Options	447,597,868	—	447,597,868	—
Total	$450,741,799	$3,143,931	$447,597,868	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(33,048,766)	$—	$(33,048,766)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,014,987	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,014,987
	(Cost $2,014,987)
	Total Investments — 0.8%	2,014,987
	(Cost $2,014,987)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.8%
	Call Options Purchased — 110.6%
4,318	SPDR® S&P 500® ETF Trust	$278,532,590	$5.28	04/17/26	274,417,536
	(Cost $229,380,237)
	Put Options Purchased — 1.2%
4,318	SPDR® S&P 500® ETF Trust	278,532,590	526.43	04/17/26	2,944,876
	(Cost $15,030,833)
	Total Purchased Options				277,362,412
	(Cost $244,411,070)
WRITTEN OPTIONS — (12.5)%
	Call Options Written — (12.0)%
(4,318)	SPDR® S&P 500® ETF Trust	(278,532,590)	604.23	04/17/26	(29,660,342)
	(Premiums received $8,322,377)
	Put Options Written — (0.5)%
(4,318)	SPDR® S&P 500® ETF Trust	(278,532,590)	447.47	04/17/26	(1,334,262)
	(Premiums received $6,301,729)
	Total Written Options				(30,994,604)
	(Premiums received $14,624,106)
	Net Other Assets and Liabilities — (0.1)%				(175,215)
	Net Assets — 100.0%				$248,207,580

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,014,987	$2,014,987	$—	$—
Purchased Options	277,362,412	—	277,362,412	—
Total	$279,377,399	$2,014,987	$277,362,412	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(30,994,604)	$—	$(30,994,604)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,688,450	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$2,688,450
	(Cost $2,688,450)
	Total Investments — 0.9%	2,688,450
	(Cost $2,688,450)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 102.2%
4,873	SPDR® S&P 500® ETF Trust	$314,332,865	$5.96	05/15/26	309,635,293
	(Cost $284,027,724)
	Put Options Purchased — 2.6%
4,873	SPDR® S&P 500® ETF Trust	314,332,865	594.22	05/15/26	7,782,181
	(Cost $16,216,712)
	Total Purchased Options				317,417,474
	(Cost $300,244,436)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (4.6)%
(4,873)	SPDR® S&P 500® ETF Trust	(314,332,865)	667.43	05/15/26	(13,839,320)
	(Premiums received $6,740,888)
	Put Options Written — (1.0)%
(4,873)	SPDR® S&P 500® ETF Trust	(314,332,865)	505.09	05/15/26	(3,123,593)
	(Premiums received $6,279,363)
	Total Written Options				(16,962,913)
	(Premiums received $13,020,251)
	Net Other Assets and Liabilities — (0.1)%				(162,316)
	Net Assets — 100.0%				$302,980,695

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,688,450	$2,688,450	$—	$—
Purchased Options	317,417,474	—	317,417,474	—
Total	$320,105,924	$2,688,450	$317,417,474	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,962,913)	$—	$(16,962,913)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
917,296	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$917,296
	(Cost $917,296)
	Total Investments — 0.9%	917,296
	(Cost $917,296)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.7%
	Call Options Purchased — 103.7%
4,479	iShares Russell 2000 ETF	$105,332,643	$2.10	05/15/26	103,925,296
	(Cost $92,361,860)
	Put Options Purchased — 3.0%
4,479	iShares Russell 2000 ETF	105,332,643	209.85	05/15/26	2,927,116
	(Cost $6,630,059)
	Total Purchased Options				106,852,412
	(Cost $98,991,919)
WRITTEN OPTIONS — (7.5)%
	Call Options Written — (6.4)%
(4,479)	iShares Russell 2000 ETF	(105,332,643)	244.48	05/15/26	(6,364,077)
	(Premiums received $3,332,364)
	Put Options Written — (1.1)%
(4,479)	iShares Russell 2000 ETF	(105,332,643)	178.37	05/15/26	(1,126,692)
	(Premiums received $2,626,578)
	Total Written Options				(7,490,769)
	(Premiums received $5,958,942)
	Net Other Assets and Liabilities — (0.1)%				(73,088)
	Net Assets — 100.0%				$100,205,851

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$917,296	$917,296	$—	$—
Purchased Options	106,852,412	—	106,852,412	—
Total	$107,769,708	$917,296	$106,852,412	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,490,769)	$—	$(7,490,769)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments
August 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 6.2%
$83,600	U.S. Treasury Bill	(a)	09/02/25	$83,600
83,600	U.S. Treasury Bill	(a)	09/30/25	83,324
83,600	U.S. Treasury Bill	(a)	10/30/25	83,042
83,600	U.S. Treasury Bill	(a)	11/28/25	82,783
83,600	U.S. Treasury Bill	(a)	12/26/25	82,531
83,600	U.S. Treasury Bill	(a)	01/22/26	82,315
83,600	U.S. Treasury Bill	(a)	02/19/26	82,079
83,600	U.S. Treasury Bill	(a)	03/19/26	81,863
83,600	U.S. Treasury Bill	(a)	04/16/26	81,639
83,600	U.S. Treasury Bill	(a)	05/14/26	81,406
83,600	U.S. Treasury Bill	(a)	06/11/26	81,162
	Total U.S. Treasury Bills			905,744
	(Cost $905,142)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
74,038	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (b)	74,038
	(Cost $74,038)
	Total Investments — 6.7%	979,782
	(Cost $979,180)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.8%
	Call Options Purchased — 105.9%
244	SPDR® S&P 500® ETF Trust	$15,739,220	$0.06	06/18/26	15,619,406
	(Cost $14,818,132)
	Put Options Purchased — 2.9%
244	SPDR® S&P 500® ETF Trust	15,739,220	594.27	06/18/26	429,638
	(Cost $677,525)
	Total Purchased Options				16,049,044
	(Cost $15,495,657)
WRITTEN OPTIONS — (15.4)%
	Call Options Written — (13.8)%
(244)	SPDR® S&P 500® ETF Trust	(15,739,220)	594.27	06/18/26	(2,027,625)
	(Premiums received $1,561,451)
	Put Options Written — (1.6)%
(244)	SPDR® S&P 500® ETF Trust	(15,739,220)	534.84	06/18/26	(241,955)
	(Premiums received $389,925)
	Total Written Options				(2,269,580)
	(Premiums received $1,951,376)
	Net Other Assets and Liabilities — (0.1)%				(8,956)
	Net Assets — 100.0%				$14,750,290

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of August 31, 2025.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments (Continued)
August 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$905,744	$—	$905,744	$—
Money Market Funds	74,038	74,038	—	—
Total Investments	979,782	74,038	905,744	—
Purchased Options	16,049,044	—	16,049,044	—
Total	$17,028,826	$74,038	$16,954,788	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,269,580)	$—	$(2,269,580)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,308,848	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$3,308,848
	(Cost $3,308,848)
	Total Investments — 1.0%	3,308,848
	(Cost $3,308,848)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 102.5%
5,476	SPDR® S&P 500® ETF Trust	$353,229,380	$5.96	06/18/26	347,416,387
	(Cost $321,450,422)
	Put Options Purchased — 2.8%
5,476	SPDR® S&P 500® ETF Trust	353,229,380	594.30	06/18/26	9,644,988
	(Cost $18,006,037)
	Total Purchased Options				357,061,375
	(Cost $339,456,459)
WRITTEN OPTIONS — (6.2)%
	Call Options Written — (5.0)%
(5,476)	SPDR® S&P 500® ETF Trust	(353,229,380)	667.81	06/18/26	(17,050,402)
	(Premiums received $8,074,086)
	Put Options Written — (1.2)%
(5,476)	SPDR® S&P 500® ETF Trust	(353,229,380)	505.16	06/18/26	(4,073,049)
	(Premiums received $7,631,509)
	Total Written Options				(21,123,451)
	(Premiums received $15,705,595)
	Net Other Assets and Liabilities — (0.1)%				(235,558)
	Net Assets — 100.0%				$339,011,214

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,308,848	$3,308,848	$—	$—
Purchased Options	357,061,375	—	357,061,375	—
Total	$360,370,223	$3,308,848	$357,061,375	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,123,451)	$—	$(21,123,451)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
6,367,741	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$6,367,741
	(Cost $6,367,741)
	Total Investments — 1.0%	6,367,741
	(Cost $6,367,741)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 99.4%
9,470	SPDR® S&P 500® ETF Trust	$610,862,350	$6.30	07/17/26	600,655,205
	(Cost $583,834,518)
	Put Options Purchased — 4.0%
9,470	SPDR® S&P 500® ETF Trust	610,862,350	627.60	07/17/26	24,243,200
	(Cost $31,394,483)
	Total Purchased Options				624,898,405
	(Cost $615,229,001)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (2.7)%
(9,470)	SPDR® S&P 500® ETF Trust	(610,862,350)	703.16	07/17/26	(16,179,116)
	(Premiums received $13,191,404)
	Put Options Written — (1.6)%
(9,470)	SPDR® S&P 500® ETF Trust	(610,862,350)	533.46	07/17/26	(10,063,864)
	(Premiums received $13,207,704)
	Total Written Options				(26,242,980)
	(Premiums received $26,399,108)
	Net Other Assets and Liabilities — (0.1)%				(411,225)
	Net Assets — 100.0%				$604,611,941

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,367,741	$6,367,741	$—	$—
Purchased Options	624,898,405	—	624,898,405	—
Total	$631,266,146	$6,367,741	$624,898,405	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(26,242,980)	$—	$(26,242,980)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,392,345	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$3,392,345
	(Cost $3,392,345)
	Total Investments — 1.1%	3,392,345
	(Cost $3,392,345)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 98.2%
4,701	SPDR® S&P 500® ETF Trust	$303,238,005	$6.45	08/21/26	297,911,772
	(Cost $296,210,881)
	Put Options Purchased — 5.0%
4,701	SPDR® S&P 500® ETF Trust	303,238,005	643.46	08/21/26	15,090,210
	(Cost $15,904,244)
	Total Purchased Options				313,001,982
	(Cost $312,115,125)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (2.2)%
(4,701)	SPDR® S&P 500® ETF Trust	(303,238,005)	719.97	08/21/26	(6,661,317)
	(Premiums received $6,210,252)
	Put Options Written — (2.1)%
(4,701)	SPDR® S&P 500® ETF Trust	(303,238,005)	546.94	08/21/26	(6,289,938)
	(Premiums received $6,697,976)
	Total Written Options				(12,951,255)
	(Premiums received $12,908,228)
	Net Other Assets and Liabilities — (0.0)%				(149,020)
	Net Assets — 100.0%				$303,294,052

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,392,345	$3,392,345	$—	$—
Purchased Options	313,001,982	—	313,001,982	—
Total	$316,394,327	$3,392,345	$313,001,982	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,951,255)	$—	$(12,951,255)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
1,149,472	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,149,472
	(Cost $1,149,472)
	Total Investments — 1.2%	1,149,472
	(Cost $1,149,472)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.4%
	Call Options Purchased — 99.8%
4,259	iShares Russell 2000 ETF	$100,158,903	$2.27	08/21/26	98,631,540
	(Cost $94,510,321)
	Put Options Purchased — 5.6%
4,259	iShares Russell 2000 ETF	100,158,903	227.13	08/21/26	5,575,287
	(Cost $6,936,048)
	Total Purchased Options				104,206,827
	(Cost $101,446,369)
WRITTEN OPTIONS — (6.5)%
	Call Options Written — (4.2)%
(4,259)	iShares Russell 2000 ETF	(100,158,903)	265.47	08/21/26	(4,166,537)
	(Premiums received $2,980,780)
	Put Options Written — (2.3)%
(4,259)	iShares Russell 2000 ETF	(100,158,903)	193.06	08/21/26	(2,261,146)
	(Premiums received $2,788,448)
	Total Written Options				(6,427,683)
	(Premiums received $5,769,228)
	Net Other Assets and Liabilities — (0.1)%				(74,005)
	Net Assets — 100.0%				$98,854,611

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,149,472	$1,149,472	$—	$—
Purchased Options	104,206,827	—	104,206,827	—
Total	$105,356,299	$1,149,472	$104,206,827	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,427,683)	$—	$(6,427,683)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
August 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.5%
$277,900	U.S. Treasury Bill	(a)	09/04/25	$277,835
	(Cost $277,811)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
381,871	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (b)	381,871
	(Cost $381,871)
	Total Investments — 1.1%	659,706
	(Cost $659,682)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.4%
	Call Options Purchased — 112.3%
1,009	SPDR® S&P 500® ETF Trust	$65,085,545	$0.06	09/19/25	64,897,366
	(Cost $56,317,886)
	Put Options Purchased — 0.1%
1,009	SPDR® S&P 500® ETF Trust	65,085,545	568.24	09/19/25	42,237
	(Cost $2,863,085)
	Total Purchased Options				64,939,603
	(Cost $59,180,971)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (13.4)%
(1,009)	SPDR® S&P 500® ETF Trust	(65,085,545)	568.24	09/19/25	(7,756,435)
	(Premiums received $4,091,838)
	Put Options Written — (0.0)%
(1,009)	SPDR® S&P 500® ETF Trust	(65,085,545)	511.42	09/19/25	(18,969)
	(Premiums received $1,524,005)
	Total Written Options				(7,775,404)
	(Premiums received $5,615,843)
	Net Other Assets and Liabilities — (0.1)%				(40,445)
	Net Assets — 100.0%				$57,783,460

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of August 31, 2025.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
August 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$277,835	$—	$277,835	$—
Money Market Funds	381,871	381,871	—	—
Total Investments	659,706	381,871	277,835	—
Purchased Options	64,939,603	—	64,939,603	—
Total	$65,599,309	$381,871	$65,217,438	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,775,404)	$—	$(7,775,404)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
672,139	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$672,139
	(Cost $672,139)
	Total Investments — 0.3%	672,139
	(Cost $672,139)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 102.3%
3,250	SPDR® S&P 500® ETF Trust	$209,641,250	$5.70	09/19/25	207,208,073
	(Cost $182,079,666)
	Put Options Purchased — 0.1%
3,250	SPDR® S&P 500® ETF Trust	209,641,250	568.27	09/19/25	136,110
	(Cost $9,272,094)
	Total Purchased Options				207,344,183
	(Cost $191,351,760)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (2.6)%
(3,250)	SPDR® S&P 500® ETF Trust	(209,641,250)	632.48	09/19/25	(5,253,365)
	(Premiums received $2,369,136)
	Put Options Written — (0.0)%
(3,250)	SPDR® S&P 500® ETF Trust	(209,641,250)	483.03	09/19/25	(40,300)
	(Premiums received $3,686,321)
	Total Written Options				(5,293,665)
	(Premiums received $6,055,457)
	Net Other Assets and Liabilities — (0.1)%				(143,762)
	Net Assets — 100.0%				$202,578,895

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$672,139	$672,139	$—	$—
Purchased Options	207,344,183	—	207,344,183	—
Total	$208,016,322	$672,139	$207,344,183	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,293,665)	$—	$(5,293,665)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
924,817	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$924,817
	(Cost $924,817)
	Total Investments — 0.4%	924,817
	(Cost $924,817)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.1%
	Call Options Purchased — 100.7%
3,465	SPDR® S&P 500® ETF Trust	$223,509,825	$5.87	10/17/25	220,866,030
	(Cost $199,566,386)
	Put Options Purchased — 0.4%
3,465	SPDR® S&P 500® ETF Trust	223,509,825	584.61	10/17/25	762,300
	(Cost $10,253,969)
	Total Purchased Options				221,628,330
	(Cost $209,820,355)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (1.3)%
(3,465)	SPDR® S&P 500® ETF Trust	(223,509,825)	652.77	10/17/25	(2,983,365)
	(Premiums received $3,249,379)
	Put Options Written — (0.1)%
(3,465)	SPDR® S&P 500® ETF Trust	(223,509,825)	496.92	10/17/25	(190,575)
	(Premiums received $3,530,836)
	Total Written Options				(3,173,940)
	(Premiums received $6,780,215)
	Net Other Assets and Liabilities — (0.1)%				(150,816)
	Net Assets — 100.0%				$219,228,391

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$924,817	$924,817	$—	$—
Purchased Options	221,628,330	—	221,628,330	—
Total	$222,553,147	$924,817	$221,628,330	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,173,940)	$—	$(3,173,940)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,224,691	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,224,691
	(Cost $1,224,691)
	Total Investments — 0.5%	1,224,691
	(Cost $1,224,691)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 101.0%
3,934	SPDR® S&P 500® ETF Trust	$253,762,670	$5.88	11/21/25	250,792,500
	(Cost $227,781,937)
	Put Options Purchased — 0.8%
3,934	SPDR® S&P 500® ETF Trust	253,762,670	585.77	11/21/25	1,896,188
	(Cost $10,937,996)
	Total Purchased Options				252,688,688
	(Cost $238,719,933)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (2.0)%
(3,934)	SPDR® S&P 500® ETF Trust	(253,762,670)	656.76	11/21/25	(4,889,962)
	(Premiums received $4,429,106)
	Put Options Written — (0.2)%
(3,934)	SPDR® S&P 500® ETF Trust	(253,762,670)	497.91	11/21/25	(538,958)
	(Premiums received $3,966,490)
	Total Written Options				(5,428,920)
	(Premiums received $8,395,596)
	Net Other Assets and Liabilities — (0.1)%				(236,835)
	Net Assets — 100.0%				$248,247,624

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,224,691	$1,224,691	$—	$—
Purchased Options	252,688,688	—	252,688,688	—
Total	$253,913,379	$1,224,691	$252,688,688	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,428,920)	$—	$(5,428,920)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
681,005	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$681,005
	(Cost $681,005)
	Total Investments — 0.5%	681,005
	(Cost $681,005)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 98.0%
5,525	iShares Russell 2000 ETF	$129,931,425	$2.28	11/21/25	128,353,485
	(Cost $123,866,303)
	Put Options Purchased — 2.5%
5,525	iShares Russell 2000 ETF	129,931,425	228.48	11/21/25	3,294,447
	(Cost $8,725,476)
	Total Purchased Options				131,647,932
	(Cost $132,591,779)
WRITTEN OPTIONS — (0.9)%
	Call Options Written — (0.5)%
(5,525)	iShares Russell 2000 ETF	(129,931,425)	266.45	11/21/25	(670,956)
	(Premiums received $2,067,620)
	Put Options Written — (0.4)%
(5,525)	iShares Russell 2000 ETF	(129,931,425)	194.21	11/21/25	(594,490)
	(Premiums received $2,425,975)
	Total Written Options				(1,265,446)
	(Premiums received $4,493,595)
	Net Other Assets and Liabilities — (0.1)%				(95,299)
	Net Assets — 100.0%				$130,968,192

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$681,005	$681,005	$—	$—
Purchased Options	131,647,932	—	131,647,932	—
Total	$132,328,937	$681,005	$131,647,932	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,265,446)	$—	$(1,265,446)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
August 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.1%
$116,000	U.S. Treasury Bill	(a)	09/04/25	$115,973
116,000	U.S. Treasury Bill	(a)	10/30/25	115,225
232,000	U.S. Treasury Bill	(a)	11/28/25	229,733
	Total U.S. Treasury Bills			460,931
	(Cost $460,788)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
191,528	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (b)	191,528
	(Cost $191,528)
	Total Investments — 3.0%	652,459
	(Cost $652,316)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.6%
	Call Options Purchased — 107.4%
369	SPDR® S&P 500® ETF Trust	$23,802,345	$0.06	12/19/25	23,669,457
	(Cost $21,576,894)
	Put Options Purchased — 1.2%
369	SPDR® S&P 500® ETF Trust	23,802,345	591.14	12/19/25	270,060
	(Cost $1,102,763)
	Total Purchased Options				23,939,517
	(Cost $22,679,657)
WRITTEN OPTIONS — (11.5)%
	Call Options Written — (11.0)%
(369)	SPDR® S&P 500® ETF Trust	(23,802,345)	591.14	12/19/25	(2,422,573)
	(Premiums received $1,801,355)
	Put Options Written — (0.5)%
(369)	SPDR® S&P 500® ETF Trust	(23,802,345)	532.03	12/19/25	(117,833)
	(Premiums received $611,123)
	Total Written Options				(2,540,406)
	(Premiums received $2,412,478)
	Net Other Assets and Liabilities — (0.1)%				(15,021)
	Net Assets — 100.0%				$22,036,549

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of August 31, 2025.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments (Continued)
August 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$460,931	$—	$460,931	$—
Money Market Funds	191,528	191,528	—	—
Total Investments	652,459	191,528	460,931	—
Purchased Options	23,939,517	—	23,939,517	—
Total	$24,591,976	$191,528	$24,400,448	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,540,406)	$—	$(2,540,406)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,601,948	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (a)	$1,601,948
	(Cost $1,601,948)
	Total Investments — 0.6%	1,601,948
	(Cost $1,601,948)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 100.6%
4,545	SPDR® S&P 500® ETF Trust	$293,175,225	$5.93	12/19/25	288,910,242
	(Cost $265,247,844)
	Put Options Purchased — 1.2%
4,545	SPDR® S&P 500® ETF Trust	293,175,225	591.17	12/19/25	3,327,849
	(Cost $13,497,275)
	Total Purchased Options				292,238,091
	(Cost $278,745,119)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (1.9)%
(4,545)	SPDR® S&P 500® ETF Trust	(293,175,225)	663.94	12/19/25	(5,417,049)
	(Premiums received $4,679,908)
	Put Options Written — (0.4)%
(4,545)	SPDR® S&P 500® ETF Trust	(293,175,225)	502.50	12/19/25	(1,021,807)
	(Premiums received $4,850,042)
	Total Written Options				(6,438,856)
	(Premiums received $9,529,950)
	Net Other Assets and Liabilities — (0.1)%				(252,221)
	Net Assets — 100.0%				$287,148,962

(a)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,601,948	$1,601,948	$—	$—
Purchased Options	292,238,091	—	292,238,091	—
Total	$293,840,039	$1,601,948	$292,238,091	$—

LIABILITIES TABLE
	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,438,856)	$—	$(6,438,856)	$—
See Notes to Financial Statements

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,265,521	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$51,962,292
1,299,324	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	51,895,001
1,304,915	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	51,831,224
1,330,514	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	51,809,949
1,299,976	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	51,950,421
1,351,434	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	51,895,066
1,300,739	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	51,925,501
1,369,205	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	51,961,330
1,378,166	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	51,901,731
1,381,860	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	51,969,958
1,387,068	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	51,973,438
1,438,939	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	51,960,087
	Total Exchange-Traded Funds	623,035,998
	(Cost $582,764,788)
MONEY MARKET FUNDS — 0.0%
18,067	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (c)	18,067
	(Cost $18,067)

	Total Investments — 100.0%	623,054,065
	(Cost $582,782,855)
	Net Other Assets and Liabilities — (0.0)%	(52,286)
	Net Assets — 100.0%	$623,001,779

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 623,035,998	$ 623,035,998	$ —	$ —
Money Market Funds	18,067	18,067	—	—
Total Investments	$623,054,065	$623,054,065	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,034,772	FT Vest U.S. Small Cap Moderate Buffer ETF - February (b)	$23,209,936
923,519	FT Vest U.S. Small Cap Moderate Buffer ETF - May (b)	23,067,196
939,611	FT Vest U.S. Small Cap Moderate Buffer ETF - August (b)	23,152,015
957,306	FT Vest U.S. Small Cap Moderate Buffer ETF - November (b)	23,243,389
	Total Exchange-Traded Funds	92,672,536
	(Cost $89,315,507)
MONEY MARKET FUNDS — 0.0%
5,104	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (c)	5,104
	(Cost $5,104)

	Total Investments — 100.0%	92,677,640
	(Cost $89,320,611)
	Net Other Assets and Liabilities — (0.0)%	(7,694)
	Net Assets — 100.0%	$92,669,946

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 92,672,536	$ 92,672,536	$ —	$ —
Money Market Funds	5,104	5,104	—	—
Total Investments	$92,677,640	$92,677,640	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
August 31, 2025

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)	FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)	FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)	FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
ASSETS:
Investments, at value - Unaffiliated	$2,292,530	$2,528,016	$608,515	$1,904,152
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	2,292,530	2,528,016	608,515	1,904,152
Options contracts purchased, at value	375,291,813	363,280,860	83,469,862	46,177,321
Due from broker	124	153	209	201
Receivables:
Investment securities sold	1,097,867	3,048,381	—	—
Dividends	8,467	9,328	2,256	961
Capital shares sold	—	—	—	—
Total Assets	378,690,801	368,866,738	84,080,842	48,082,635

LIABILITIES:
Options contracts written, at value	10,053,030	11,666,883	3,161,473	7,441,574
Payables:
Capital shares redeemed	1,025,907	2,998,506	—	—
Investment advisory fees	267,487	262,339	63,627	29,037
Investment securities purchased	29,454	97,940	—	—
Total Liabilities	11,375,878	15,025,668	3,225,100	7,470,611
NET ASSETS	$367,314,923	$353,841,070	$80,855,742	$40,612,024

NET ASSETS consist of:
Paid-in capital	$372,295,646	$364,373,182	$81,656,636	$40,042,507
Par value	89,500	88,500	36,000	13,000
Accumulated distributable earnings (loss)	(5,070,223)	(10,620,612)	(836,894)	556,517
NET ASSETS	$367,314,923	$353,841,070	$80,855,742	$40,612,024
NET ASSET VALUE, per share	$41.04	$39.98	$22.46	$31.24
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	8,950,002	8,850,002	3,600,002	1,300,002
Investments, at cost - Unaffiliated	$2,292,530	$2,528,016	$608,515	$1,903,856
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$2,292,530	$2,528,016	$608,515	$1,903,856
Premiums paid on options contracts purchased	$358,446,717	$345,875,686	$80,269,015	$42,075,365
Premiums received on options contracts written	$13,420,107	$11,969,719	$3,788,887	$4,820,418
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)	FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)	FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)	FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

$3,143,931	$2,014,987	$2,688,450	$917,296	$979,782	$3,308,848
—	—	—	—	—	—
3,143,931	2,014,987	2,688,450	917,296	979,782	3,308,848
447,597,868	277,362,412	317,417,474	106,852,412	16,049,044	357,061,375
258	201	164	201	20	165

—	1,091,934	1,107,302	—	—	—
10,797	7,260	9,826	3,360	257	12,683
—	—	—	—	—	—
450,752,854	280,476,794	321,223,216	107,773,269	17,029,103	360,383,071

33,048,766	30,994,604	16,962,913	7,490,769	2,269,580	21,123,451

—	973,252	999,825	—	—	—
304,117	179,288	220,562	76,649	9,233	248,406
—	122,070	59,221	—	—	—
33,352,883	32,269,214	18,242,521	7,567,418	2,278,813	21,371,857
$417,399,971	$248,207,580	$302,980,695	$100,205,851	$14,750,290	$339,011,214

$414,126,036	$253,775,483	$304,217,440	$100,664,746	$14,617,266	$357,692,253
105,000	63,750	75,750	40,000	4,750	88,250
3,168,935	(5,631,653)	(1,312,495)	(498,895)	128,274	(18,769,289)
$417,399,971	$248,207,580	$302,980,695	$100,205,851	$14,750,290	$339,011,214
$39.75	$38.93	$40.00	$25.05	$31.05	$38.41
10,500,002	6,375,002	7,575,002	4,000,002	475,002	8,825,002
$3,143,931	$2,014,987	$2,688,450	$917,296	$979,180	$3,308,848
$—	$—	$—	$—	$—	$—
$3,143,931	$2,014,987	$2,688,450	$917,296	$979,180	$3,308,848
$408,367,296	$244,411,070	$300,244,436	$98,991,919	$15,495,657	$339,456,459
$17,179,892	$14,624,106	$13,020,251	$5,958,942	$1,951,376	$15,705,595
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
August 31, 2025

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)	FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)	FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
ASSETS:
Investments, at value - Unaffiliated	$6,367,741	$3,392,345	$1,149,472	$659,706
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	6,367,741	3,392,345	1,149,472	659,706
Options contracts purchased, at value	624,898,405	313,001,982	104,206,827	64,939,603
Due from broker	200	187	314	201
Receivables:
Investment securities sold	—	79,859	—	—
Dividends	21,915	12,413	2,384	1,326
Capital shares sold	—	1,895,618	—	—
Total Assets	631,288,261	318,382,404	105,358,997	65,600,836

LIABILITIES:
Options contracts written, at value	26,242,980	12,951,255	6,427,683	7,775,404
Payables:
Capital shares redeemed	—	—	—	—
Investment advisory fees	433,340	206,183	76,703	41,972
Investment securities purchased	—	1,930,914	—	—
Total Liabilities	26,676,320	15,088,352	6,504,386	7,817,376
NET ASSETS	$604,611,941	$303,294,052	$98,854,611	$57,783,460

NET ASSETS consist of:
Paid-in capital	$625,643,573	$331,163,573	$101,978,562	$57,692,488
Par value	151,500	80,000	40,000	19,000
Accumulated distributable earnings (loss)	(21,183,132)	(27,949,521)	(3,163,951)	71,972
NET ASSETS	$604,611,941	$303,294,052	$98,854,611	$57,783,460
NET ASSET VALUE, per share	$39.91	$37.91	$24.71	$30.41
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	15,150,002	8,000,002	4,000,002	1,900,002
Investments, at cost - Unaffiliated	$6,367,741	$3,392,345	$1,149,472	$659,682
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$6,367,741	$3,392,345	$1,149,472	$659,682
Premiums paid on options contracts purchased	$615,229,001	$312,115,125	$101,446,369	$59,180,971
Premiums received on options contracts written	$26,399,108	$12,908,228	$5,769,228	$5,615,843
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)	FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

$672,139	$924,817	$1,224,691	$681,005	$652,459	$1,601,948
—	—	—	—	—	—
672,139	924,817	1,224,691	681,005	652,459	1,601,948
207,344,183	221,628,330	252,688,688	131,647,932	23,939,517	292,238,091
640	196	163	263	201	713

—	959,391	1,928,338	—	—	1,800,367
2,563	3,389	4,487	2,406	650	5,751
—	—	—	—	—	—
208,019,525	223,516,123	255,846,367	132,331,606	24,592,827	295,646,870

5,293,665	3,173,940	5,428,920	1,265,446	2,540,406	6,438,856

—	940,794	1,873,524	—	—	1,805,925
146,965	159,219	190,665	97,968	15,872	213,460
—	13,779	105,634	—	—	39,667
5,440,630	4,287,732	7,598,743	1,363,414	2,556,278	8,497,908
$202,578,895	$219,228,391	$248,247,624	$130,968,192	$22,036,549	$287,148,962

$200,017,865	$217,627,640	$258,793,840	$130,044,898	$21,676,864	$284,289,939
53,750	58,250	66,250	54,000	7,250	79,500
2,507,280	1,542,501	(10,612,466)	869,294	352,435	2,779,523
$202,578,895	$219,228,391	$248,247,624	$130,968,192	$22,036,549	$287,148,962
$37.69	$37.64	$37.47	$24.25	$30.40	$36.12
5,375,002	5,825,002	6,625,002	5,400,002	725,002	7,950,002
$672,139	$924,817	$1,224,691	$681,005	$652,316	$1,601,948
$—	$—	$—	$—	$—	$—
$672,139	$924,817	$1,224,691	$681,005	$652,316	$1,601,948
$191,351,760	$209,820,355	$238,719,933	$132,591,779	$22,679,657	$278,745,119
$6,055,457	$6,780,215	$8,395,596	$4,493,595	$2,412,478	$9,529,950
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
August 31, 2025

	FT Vest Laddered Moderate Buffer ETF (BUFZ)	FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
ASSETS:
Investments, at value - Unaffiliated	$18,067	$5,104
Investments, at value - Affiliated	623,035,998	92,672,536
Total investments, at value	623,054,065	92,677,640
Options contracts purchased, at value	—	—
Due from broker	—	—
Receivables:
Investment securities sold	—	—
Dividends	96	23
Capital shares sold	1,276,640	—
Total Assets	624,330,801	92,677,663

LIABILITIES:
Options contracts written, at value	—	—
Payables:
Capital shares redeemed	—	—
Investment advisory fees	52,329	7,717
Investment securities purchased	1,276,693	—
Total Liabilities	1,329,022	7,717
NET ASSETS	$623,001,779	$92,669,946

NET ASSETS consist of:
Paid-in capital	$582,797,613	$89,336,111
Par value	244,000	42,000
Accumulated distributable earnings (loss)	39,960,166	3,291,835
NET ASSETS	$623,001,779	$92,669,946
NET ASSET VALUE, per share	$25.53	$22.06
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	24,400,002	4,200,002
Investments, at cost - Unaffiliated	$18,067	$5,104
Investments, at cost - Affiliated	$582,764,788	$89,315,507
Total investments, at cost	$582,782,855	$89,320,611
Premiums paid on options contracts purchased	$—	$—
Premiums received on options contracts written	$—	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Year Ended August 31, 2025

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)	FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)	FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)	FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
INVESTMENT INCOME:
Dividends - Unaffiliated	$101,846	$97,420	$22,956	$9,937
Interest	—	—	—	47,532
Total investment income	101,846	97,420	22,956	57,469

EXPENSES:
Investment advisory fees	2,725,957	2,691,372	641,554	259,633
Total expenses	2,725,957	2,691,372	641,554	259,633
Less fees waived by the investment advisor	—	—	—	—
Net expenses	2,725,957	2,691,372	641,554	259,633
NET INVESTMENT INCOME (LOSS)	(2,624,111)	(2,593,952)	(618,598)	(202,164)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	—	—	3
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(2,166,424)	(7,932,682)	(6,119,815)	722,208
Written options contracts	(18,716,501)	(9,401,217)	13,718	843,375
In-kind redemptions - Purchased options contracts	46,289,559	63,119,890	8,482,152	—
In-kind redemptions - Written options contracts	1,656,386	(1,360,755)	3,043,996	—
Net realized gain (loss)	27,063,020	44,425,236	5,420,051	1,565,586
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—	—	(463)
Investments - Affiliated	—	—	—	—
Purchased options contracts	(11,547,232)	(16,578,657)	492,507	2,710,769
Written options contracts	14,654,914	6,916,640	284	(1,885,975)
Net change in unrealized appreciation (depreciation)	3,107,682	(9,662,017)	492,791	824,331
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,170,702	34,763,219	5,912,842	2,389,917
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,546,591	$32,169,267	$5,294,244	$2,187,753
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)	FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)	FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)	FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

$114,899	$66,485	$82,493	$27,556	$1,272	$118,323
—	—	—	—	12,222	—
114,899	66,485	82,493	27,556	13,494	118,323

3,087,001	1,923,951	2,185,219	740,169	65,207	3,063,804
3,087,001	1,923,951	2,185,219	740,169	65,207	3,063,804
—	—	—	—	—	—
3,087,001	1,923,951	2,185,219	740,169	65,207	3,063,804
(2,972,102)	(1,857,466)	(2,102,726)	(712,613)	(51,713)	(2,945,481)

—	—	—	—	(70)	—
—	—	—	—	—	—
—	—	—	—	—	—
(11,772,827)	(15,457,151)	(3,710,937)	(5,833,934)	124,514	(12,302,828)
(1,812)	787,796	139,923	44,295	277,961	732,475
38,306,833	22,957,310	29,881,544	3,798,326	—	41,958,002
7,822,306	7,818,737	5,416,654	3,396,271	—	7,892,671
34,354,500	16,106,692	31,727,184	1,404,958	402,405	38,280,320

—	—	—	—	179	—
—	—	—	—	—	—
16,025,230	13,022,878	5,101,586	4,347,802	440,308	5,213,048
(13,607,179)	(10,877,114)	(2,531,277)	(1,386,347)	(275,050)	(7,172,180)
2,418,051	2,145,764	2,570,309	2,961,455	165,437	(1,959,132)
36,772,551	18,252,456	34,297,493	4,366,413	567,842	36,321,188
$33,800,449	$16,394,990	$32,194,767	$3,653,800	$516,129	$33,375,707
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Year Ended August 31, 2025

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)	FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)	FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
INVESTMENT INCOME:
Dividends - Unaffiliated	$117,286	$75,038	$26,402	$23,185
Interest	—	—	—	91,868
Total investment income	117,286	75,038	26,402	115,053

EXPENSES:
Investment advisory fees	2,948,743	1,885,096	770,445	592,744
Total expenses	2,948,743	1,885,096	770,445	592,744
Less fees waived by the investment advisor	—	—	—	—
Net expenses	2,948,743	1,885,096	770,445	592,744
NET INVESTMENT INCOME (LOSS)	(2,831,457)	(1,810,058)	(744,043)	(477,691)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	—	—	(557)
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	1,451,434	(13,224,633)	(4,030,309)	14,075,660
Written options contracts	1,407,394	(6,505,522)	128,572	(9,558,659)
In-kind redemptions - Purchased options contracts	35,684,757	43,756,552	7,658,603	—
In-kind redemptions - Written options contracts	6,106,610	6,423,007	4,881,396	—
Net realized gain (loss)	44,650,195	30,449,404	8,638,262	4,516,444
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—	—	(117)
Investments - Affiliated	—	—	—	—
Purchased options contracts	3,192,773	(702,426)	1,593,343	(6,732,296)
Written options contracts	(870,720)	133,804	(456,533)	6,617,472
Net change in unrealized appreciation (depreciation)	2,322,053	(568,622)	1,136,810	(114,941)
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,972,248	29,880,782	9,775,072	4,401,503
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,140,791	$28,070,724	$9,031,029	$3,923,812
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)	FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

$68,398	$61,524	$79,346	$28,692	$7,748	$106,786
—	—	—	—	32,301	—
68,398	61,524	79,346	28,692	40,049	106,786

1,833,241	1,648,546	2,090,907	775,559	186,902	2,744,145
1,833,241	1,648,546	2,090,907	775,559	186,902	2,744,145
—	—	—	—	—	—
1,833,241	1,648,546	2,090,907	775,559	186,902	2,744,145
(1,764,843)	(1,587,022)	(2,011,561)	(746,867)	(146,853)	(2,637,359)

—	—	—	—	(98)	—
—	—	—	—	—	—
—	—	—	—	—	—
(3,215,974)	(2,823,024)	(9,792,394)	(1,890,624)	4,073,488	(4,587,984)
(13,418,584)	(13,181,791)	(18,308,773)	(1,253,705)	(2,634,623)	(14,538,678)
30,243,159	24,334,626	45,326,867	5,408,661	—	34,639,092
2,795,206	160,805	3,095,860	2,470,957	—	4,796,375
16,403,807	8,490,616	20,321,560	4,735,289	1,438,767	20,308,805

—	—	—	—	151	—
—	—	—	—	—	—
(5,118,061)	(3,936,313)	(13,265,921)	(3,073,364)	(1,538,257)	(2,427,222)
11,272,794	15,833,795	16,130,676	3,980,625	1,796,094	10,457,514
6,154,733	11,897,482	2,864,755	907,261	257,988	8,030,292
22,558,540	20,388,098	23,186,315	5,642,550	1,696,755	28,339,097
$20,793,697	$18,801,076	$21,174,754	$4,895,683	$1,549,902	$25,701,738
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Year Ended August 31, 2025

	FT Vest Laddered Moderate Buffer ETF (BUFZ)	FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
INVESTMENT INCOME:
Dividends - Unaffiliated	$3,610	$762
Interest	—	—
Total investment income	3,610	762

EXPENSES:
Investment advisory fees	677,483	110,425
Total expenses	677,483	110,425
Less fees waived by the investment advisor	(290,141)	(47,594)
Net expenses	387,342	62,831
NET INVESTMENT INCOME (LOSS)	(383,732)	(62,069)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	—	—
Investments - Affiliated	(12,853)	(61,268)
In-kind redemptions - Affiliated	8,215,686	960,993
Purchased options contracts	—	—
Written options contracts	—	—
In-kind redemptions - Purchased options contracts	—	—
In-kind redemptions - Written options contracts	—	—
Net realized gain (loss)	8,202,833	899,725
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—
Investments - Affiliated	32,578,157	2,893,069
Purchased options contracts	—	—
Written options contracts	—	—
Net change in unrealized appreciation (depreciation)	32,578,157	2,893,069
NET REALIZED AND UNREALIZED GAIN (LOSS)	40,780,990	3,792,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,397,258	$3,730,725
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)		FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(2,624,111)	$(1,722,947)	$(2,593,952)	$(2,324,080)
Net realized gain (loss)	27,063,020	22,517,691	44,425,236	29,013,935
Net change in unrealized appreciation (depreciation)	3,107,682	6,958,808	(9,662,017)	10,888,032
Net increase (decrease) in net assets resulting from operations	27,546,591	27,753,552	32,169,267	37,577,887

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	370,927,748	278,374,181	350,496,377	407,422,750
Cost of shares redeemed	(284,790,492)	(194,263,781)	(422,801,797)	(252,604,432)
Net increase (decrease) in net assets resulting from shareholder transactions	86,137,256	84,110,400	(72,305,420)	154,818,318
Total increase (decrease) in net assets	113,683,847	111,863,952	(40,136,153)	192,396,205

NET ASSETS:
Beginning of period	253,631,076	141,767,124	393,977,223	201,581,018
End of period	$367,314,923	$253,631,076	$353,841,070	$393,977,223

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,750,002	4,300,002	10,875,002	6,375,002
Shares sold	9,550,000	8,000,000	9,275,000	12,075,000
Shares redeemed	(7,350,000)	(5,550,000)	(11,300,000)	(7,575,000)
Shares outstanding, end of period	8,950,002	6,750,002	8,850,002	10,875,002

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is March 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)		FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)		FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Year Ended 8/31/2025	Period Ended 8/31/2024 (a)	Year Ended 8/31/2025	Period Ended 8/31/2024 (b)	Year Ended 8/31/2025	Year Ended 8/31/2024

$(618,598)	$(253,540)	$(202,164)	$(39,363)	$(2,972,102)	$(1,644,622)
5,420,051	679,381	1,565,586	(15)	34,354,500	14,128,033
492,791	3,335,470	824,331	656,765	2,418,051	14,654,197
5,294,244	3,761,311	2,187,753	617,387	33,800,449	27,137,608

—	—	(1,851,061)	(397,902)	—	—
—	—	(101,033)	—	—	—
—	—	(1,952,094)	(397,902)	—	—

102,722,047	72,837,264	23,962,276	20,847,065	459,529,194	392,563,483
(93,745,164)	(10,013,960)	(4,652,461)	—	(437,357,394)	(173,507,239)
8,976,883	62,823,304	19,309,815	20,847,065	22,171,800	219,056,244
14,271,127	66,584,615	19,545,474	21,066,550	55,972,249	246,193,852

66,584,615	—	21,066,550	—	361,427,722	115,233,870
$80,855,742	$66,584,615	$40,612,024	$21,066,550	$417,399,971	$361,427,722

3,150,002	—	675,002	—	9,950,002	3,575,002
4,750,000	3,650,002	775,000	675,002	12,300,000	11,500,000
(4,300,000)	(500,000)	(150,000)	—	(11,750,000)	(5,125,000)
3,600,002	3,150,002	1,300,002	675,002	10,500,002	9,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)		FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(1,857,466)	$(1,333,978)	$(2,102,726)	$(1,222,144)
Net realized gain (loss)	16,106,692	19,937,370	31,727,184	15,337,166
Net change in unrealized appreciation (depreciation)	2,145,764	6,168,134	2,570,309	6,251,081
Net increase (decrease) in net assets resulting from operations	16,394,990	24,771,526	32,194,767	20,366,103

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	254,312,461	236,961,046	337,491,666	312,797,938
Cost of shares redeemed	(241,241,795)	(208,892,292)	(341,896,498)	(175,018,892)
Net increase (decrease) in net assets resulting from shareholder transactions	13,070,666	28,068,754	(4,404,832)	137,779,046
Total increase (decrease) in net assets	29,465,656	52,840,280	27,789,935	158,145,149

NET ASSETS:
Beginning of period	218,741,924	165,901,644	275,190,760	117,045,611
End of period	$248,207,580	$218,741,924	$302,980,695	$275,190,760

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,000,002	5,275,002	7,675,002	3,700,002
Shares sold	6,900,000	7,000,000	9,025,000	9,100,000
Shares redeemed	(6,525,000)	(6,275,000)	(9,125,000)	(5,125,000)
Shares outstanding, end of period	6,375,002	6,000,002	7,575,002	7,675,002

(c)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)		FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)		FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Period Ended 8/31/2024 (c)	Year Ended 8/31/2025	Year Ended 8/31/2024

$(712,613)	$(309,057)	$(51,713)	$(3,346)	$(2,945,481)	$(2,437,179)
1,404,958	3,584,278	402,405	—	38,280,320	37,269,413
2,961,455	2,748,644	165,437	70,348	(1,959,132)	6,653,784
3,653,800	6,023,865	516,129	67,002	33,375,707	41,486,018

—	—	(438,452)	(16,560)	—	—
—	—	(30,182)	—	—	—
—	—	(468,634)	(16,560)	—	—

134,857,409	75,461,917	14,641,848	4,583,691	337,345,651	571,221,332
(115,230,251)	(35,090,882)	(4,573,186)	—	(574,541,121)	(401,080,593)
19,627,158	40,371,035	10,068,662	4,583,691	(237,195,470)	170,140,739
23,280,958	46,394,900	10,116,157	4,634,133	(203,819,763)	211,626,757

76,924,893	30,529,993	4,634,133	—	542,830,977	331,204,220
$100,205,851	$76,924,893	$14,750,290	$4,634,133	$339,011,214	$542,830,977

3,150,002	1,450,002	150,002	—	15,525,002	10,850,002
5,700,000	3,250,000	475,000	150,002	9,100,000	16,900,000
(4,850,000)	(1,550,000)	(150,000)	—	(15,800,000)	(12,225,000)
4,000,002	3,150,002	475,002	150,002	8,825,002	15,525,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)		FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(2,831,457)	$(2,271,743)	$(1,810,058)	$(847,776)
Net realized gain (loss)	44,650,195	39,926,452	30,449,404	14,627,804
Net change in unrealized appreciation (depreciation)	2,322,053	6,752,934	(568,622)	774,247
Net increase (decrease) in net assets resulting from operations	44,140,791	44,407,643	28,070,724	14,554,275

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	566,344,808	563,474,106	475,046,425	255,701,924
Cost of shares redeemed	(374,588,238)	(424,981,286)	(374,850,852)	(157,167,092)
Net increase (decrease) in net assets resulting from shareholder transactions	191,756,570	138,492,820	100,195,573	98,534,832
Total increase (decrease) in net assets	235,897,361	182,900,463	128,266,297	113,089,107

NET ASSETS:
Beginning of period	368,714,580	185,814,117	175,027,755	61,938,648
End of period	$604,611,941	$368,714,580	$303,294,052	$175,027,755

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,350,002	6,025,002	5,100,002	2,050,002
Shares sold	14,625,000	16,775,000	12,950,000	7,750,000
Shares redeemed	(9,825,000)	(12,450,000)	(10,050,000)	(4,700,000)
Shares outstanding, end of period	15,150,002	10,350,002	8,000,002	5,100,002

(d)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)		FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)		FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Period Ended 8/31/2024 (d)	Year Ended 8/31/2025	Period Ended 8/31/2024 (d)

$(744,043)	$(310,992)	$(477,691)	$(302,502)	$(1,764,843)	$(960,965)
8,638,262	6,298,209	4,516,444	58,030	16,403,807	8,621,138
1,136,810	742,180	(114,941)	3,714,036	6,154,733	10,599,482
9,031,029	6,729,397	3,923,812	3,469,564	20,793,697	18,259,655

—	—	(4,175,567)	(3,146,404)	—	—
—	—	(111,334)	—	—	—
—	—	(4,286,901)	(3,146,404)	—	—

153,151,347	88,098,729	6,739,816	86,522,755	260,182,511	158,856,081
(121,448,923)	(50,891,245)	(27,035,695)	(8,403,487)	(206,841,595)	(48,671,454)
31,702,424	37,207,484	(20,295,879)	78,119,268	53,340,916	110,184,627
40,733,453	43,936,881	(20,658,968)	78,442,428	74,134,613	128,444,282

58,121,158	14,184,277	78,442,428	—	128,444,282	—
$98,854,611	$58,121,158	$57,783,460	$78,442,428	$202,578,895	$128,444,282

2,500,002	700,002	2,575,002	—	3,750,002	—
6,550,000	4,100,000	225,000	2,850,002	7,550,000	5,225,002
(5,050,000)	(2,300,000)	(900,000)	(275,000)	(5,925,000)	(1,475,000)
4,000,002	2,500,002	1,900,002	2,575,002	5,375,002	3,750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)		FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
	Year Ended 8/31/2025	Period Ended 8/31/2024 (e)	Year Ended 8/31/2025	Period Ended 8/31/2024 (f)
OPERATIONS:
Net investment income (loss)	$(1,587,022)	$(911,826)	$(2,011,561)	$(1,026,633)
Net realized gain (loss)	8,490,616	15,400,390	20,321,560	4,245,702
Net change in unrealized appreciation (depreciation)	11,897,482	3,516,768	2,864,755	14,070,676
Net increase (decrease) in net assets resulting from operations	18,801,076	18,005,332	21,174,754	17,289,745

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	260,862,426	221,938,153	307,070,067	180,865,955
Cost of shares redeemed	(156,208,394)	(144,170,202)	(238,470,338)	(39,682,559)
Net increase (decrease) in net assets resulting from shareholder transactions	104,654,032	77,767,951	68,599,729	141,183,396
Total increase (decrease) in net assets	123,455,108	95,773,283	89,774,483	158,473,141

NET ASSETS:
Beginning of period	95,773,283	—	158,473,141	—
End of period	$219,228,391	$95,773,283	$248,247,624	$158,473,141

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,775,002	—	4,625,002	—
Shares sold	7,500,000	7,125,002	8,800,000	5,825,002
Shares redeemed	(4,450,000)	(4,350,000)	(6,800,000)	(1,200,000)
Shares outstanding, end of period	5,825,002	2,775,002	6,625,002	4,625,002

(e)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)		FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)		FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Year Ended 8/31/2025	Period Ended 8/31/2024 (f)	Year Ended 8/31/2025	Period Ended 8/31/2024 (g)	Year Ended 8/31/2025	Period Ended 8/31/2024 (g)

$(746,867)	$(163,417)	$(146,853)	$(75,161)	$(2,637,359)	$(952,980)
4,735,289	1,349,576	1,438,767	49,433	20,308,805	7,643,207
907,261	1,377,041	257,988	874,087	8,030,292	8,553,774
4,895,683	2,563,200	1,549,902	848,359	25,701,738	15,244,001

—	—	(1,271,202)	(775,152)	—	—
—	—	(162,062)	—	—	—
—	—	(1,433,264)	(775,152)	—	—

171,785,469	28,900,039	8,153,012	27,267,929	559,778,558	199,352,514
(68,446,645)	(8,729,554)	(6,762,142)	(6,812,095)	(425,297,286)	(87,630,563)
103,338,824	20,170,485	1,390,870	20,455,834	134,481,272	111,721,951
108,234,507	22,733,685	1,507,508	20,529,041	160,183,010	126,965,952

22,733,685	—	20,529,041	—	126,965,952	—
$130,968,192	$22,733,685	$22,036,549	$20,529,041	$287,148,962	$126,965,952

1,000,002	—	675,002	—	3,850,002	—
7,350,000	1,400,002	275,000	900,002	16,550,000	6,575,002
(2,950,000)	(400,000)	(225,000)	(225,000)	(12,450,000)	(2,725,000)
5,400,002	1,000,002	725,002	675,002	7,950,002	3,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Laddered Moderate Buffer ETF (BUFZ)		FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
	Year Ended 8/31/2025	Period Ended 8/31/2024 (h)	Year Ended 8/31/2025	Period Ended 8/31/2024 (i)
OPERATIONS:
Net investment income (loss)	$(383,732)	$(114,398)	$(62,069)	$(2,360)
Net realized gain (loss)	8,202,833	1,196,753	899,725	135
Net change in unrealized appreciation (depreciation)	32,578,157	7,693,053	2,893,069	463,960
Net increase (decrease) in net assets resulting from operations	40,397,258	8,775,408	3,730,725	461,735

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	440,275,231	251,155,658	99,413,050	10,018,968
Cost of shares redeemed	(86,908,757)	(30,693,019)	(20,954,532)	—
Net increase (decrease) in net assets resulting from shareholder transactions	353,366,474	220,462,639	78,458,518	10,018,968
Total increase (decrease) in net assets	393,763,732	229,238,047	82,189,243	10,480,703

NET ASSETS:
Beginning of period	229,238,047	—	10,480,703	—
End of period	$623,001,779	$229,238,047	$92,669,946	$10,480,703

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,850,002	—	500,002	—
Shares sold	18,150,000	11,250,002	4,700,000	500,002
Shares redeemed	(3,600,000)	(1,400,000)	(1,000,000)	—
Shares outstanding, end of period	24,400,002	9,850,002	4,200,002	500,002

(h)	Inception date is October 25, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is May 29, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$37.57	$32.97	$30.09
Income from investment operations:
Net investment income (loss) (b)	(0.32)	(0.29)	(0.16)
Net realized and unrealized gain (loss)	3.79	4.89	3.04
Total from investment operations	3.47	4.60	2.88
Net asset value, end of period	$41.04	$37.57	$32.97
Total return (c)	9.24%	13.95%	9.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$367,315	$253,631	$141,767
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is January 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$36.23	$31.62	$29.32
Income from investment operations:
Net investment income (loss) (b)	(0.31)	(0.28)	(0.13)
Net realized and unrealized gain (loss)	4.06	4.89	2.43
Total from investment operations	3.75	4.61	2.30
Net asset value, end of period	$39.98	$36.23	$31.62
Total return (c)	10.35%	14.58%	7.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$353,841	$393,977	$201,581
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)%	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is February 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$21.14	$19.76
Income from investment operations:
Net investment income (loss) (b)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	1.50	1.47
Total from investment operations	1.32	1.38
Net asset value, end of period	$22.46	$21.14
Total return (c)	6.24%	6.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$80,856	$66,585
Ratio of total expenses to average net assets	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$31.21	$30.77
Income from investment operations:
Net investment income (loss) (b)	(0.20)	(0.08)
Net realized and unrealized gain (loss)	2.27	1.21
Total from investment operations	2.07	1.13
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.69)
Net realized gain	(1.51)	—
Return of capital	(0.11)	—
Total distributions	(2.04)	(0.69)
Net asset value, end of period	$31.24	$31.21
Total return (c)	6.89%	3.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$40,612	$21,067
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.66)%	(0.56)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is March 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$36.32	$32.23	$29.64
Income from investment operations:
Net investment income (loss) (b)	(0.31)	(0.28)	(0.12)
Net realized and unrealized gain (loss)	3.74	4.37	2.71
Total from investment operations	3.43	4.09	2.59
Net asset value, end of period	$39.75	$36.32	$32.23
Total return (c)	9.44%	12.69%	8.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$417,400	$361,428	$115,234
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.81)%	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$36.46	$31.45	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.31)	(0.28)	(0.09)
Net realized and unrealized gain (loss)	2.78	5.29	1.86
Total from investment operations	2.47	5.01	1.77
Net asset value, end of period	$38.93	$36.46	$31.45
Total return (c)	6.77%	15.93%	5.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$248,208	$218,742	$165,902
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is April 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$35.86	$31.63	$30.14
Income from investment operations:
Net investment income (loss) (b)	(0.31)	(0.28)	(0.07)
Net realized and unrealized gain (loss)	4.45	4.51	1.56
Total from investment operations	4.14	4.23	1.49
Net asset value, end of period	$40.00	$35.86	$31.63
Total return (c)	11.54%	13.37%	4.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$302,981	$275,191	$117,046
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$24.42	$21.06	$20.08
Income from investment operations:
Net investment income (loss) (b)	(0.21)	(0.19)	(0.05)
Net realized and unrealized gain (loss)	0.84	3.55	1.03
Total from investment operations	0.63	3.36	0.98
Net asset value, end of period	$25.05	$24.42	$21.06
Total return (c)	2.58%	15.95%	4.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$100,206	$76,925	$30,530
Ratio of total expenses to average net assets	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.87)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.89	$30.49
Income from investment operations:
Net investment income (loss) (b)	(0.21)	(0.03)
Net realized and unrealized gain (loss)	2.37	0.60
Total from investment operations	2.16	0.57
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.17)
Net realized gain	(1.66)	—
Return of capital	(0.13)	—
Total distributions	(2.00)	(0.17)
Net asset value, end of period	$31.05	$30.89
Total return (c)	7.27%	1.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,750	$4,634
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.67)%	(0.55)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$34.96	$30.53	$29.88
Income from investment operations:
Net investment income (loss) (b)	(0.30)	(0.26)	(0.05)
Net realized and unrealized gain (loss)	3.75	4.69	0.70
Total from investment operations	3.45	4.43	0.65
Net asset value, end of period	$38.41	$34.96	$30.53
Total return (c)	9.87%	14.51%	2.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$339,011	$542,831	$331,204
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.80)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is June 16, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$35.62	$30.84	$30.75
Income from investment operations:
Net investment income (loss) (b)	(0.30)	(0.27)	(0.03)
Net realized and unrealized gain (loss)	4.59	5.05	0.12
Total from investment operations	4.29	4.78	0.09
Net asset value, end of period	$39.91	$35.62	$30.84
Total return (c)	12.04%	15.50%	0.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$604,612	$368,715	$185,814
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$34.32	$30.21	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.29)	(0.26)	(0.01)
Net realized and unrealized gain (loss)	3.88	4.37	0.54
Total from investment operations	3.59	4.11	0.53
Net asset value, end of period	$37.91	$34.32	$30.21
Total return (c)	10.46%	13.60%	1.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$303,294	$175,028	$61,939
Ratio of total expenses to average net assets	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)

	Year Ended August 31,		Period Ended 8/31/2023 (a)
	2025	2024
Net asset value, beginning of period	$23.25	$20.26	$19.94
Income from investment operations:
Net investment income (loss) (b)	(0.20)	(0.19)	(0.00) (c)
Net realized and unrealized gain (loss)	1.66	3.18	0.32
Total from investment operations	1.46	2.99	0.32
Net asset value, end of period	$24.71	$23.25	$20.26
Total return (d)	6.28%	14.76%	1.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$98,855	$58,121	$14,184
Ratio of total expenses to average net assets	0.90%	0.90%	0.90% (e)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.88)%	(0.90)% (e)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.46	$30.15
Income from investment operations:
Net investment income (loss) (b)	(0.21)	(0.19)
Net realized and unrealized gain (loss)	1.99	2.34
Total from investment operations	1.78	2.15
Distributions paid to shareholders from:
Net investment income	(0.08)	(1.84)
Net realized gain	(1.70)	—
Return of capital	(0.05)	—
Total distributions	(1.83)	(1.84)
Net asset value, end of period	$30.41	$30.46
Total return (c)	6.06%	7.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$57,783	$78,442
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.69)%	(0.65)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$34.25	$30.15
Income from investment operations:
Net investment income (loss) (b)	(0.29)	(0.26)
Net realized and unrealized gain (loss)	3.73	4.36
Total from investment operations	3.44	4.10
Net asset value, end of period	$37.69	$34.25
Total return (c)	10.04%	13.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$202,579	$128,444
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$34.51	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.29)	(0.24)
Net realized and unrealized gain (loss)	3.42	4.42
Total from investment operations	3.13	4.18
Net asset value, end of period	$37.64	$34.51
Total return (c)	9.07%	13.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$219,228	$95,773
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$34.26	$30.65
Income from investment operations:
Net investment income (loss) (b)	(0.29)	(0.21)
Net realized and unrealized gain (loss)	3.50	3.82
Total from investment operations	3.21	3.61
Net asset value, end of period	$37.47	$34.26
Total return (c)	9.37%	11.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$248,248	$158,473
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$22.73	$19.97
Income from investment operations:
Net investment income (loss) (b)	(0.20)	(0.15)
Net realized and unrealized gain (loss)	1.72	2.91
Total from investment operations	1.52	2.76
Net asset value, end of period	$24.25	$22.73
Total return (c)	6.69%	13.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$130,968	$22,734
Ratio of total expenses to average net assets	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)%	(0.87)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.41	$30.04
Income from investment operations:
Net investment income (loss) (b)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	2.17	1.67
Total from investment operations	1.97	1.54
Distributions paid to shareholders from:
Net investment income	(0.13)	(1.17)
Net realized gain	(1.63)	—
Return of capital	(0.22)	—
Total distributions	(1.98)	(1.17)
Net asset value, end of period	$30.40	$30.41
Total return (c)	6.73%	5.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,037	$20,529
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.67)%	(0.59)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$32.98	$30.04
Income from investment operations:
Net investment income (loss) (b)	(0.28)	(0.18)
Net realized and unrealized gain (loss)	3.42	3.12
Total from investment operations	3.14	2.94
Net asset value, end of period	$36.12	$32.98
Total return (c)	9.52%	9.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$287,149	$126,966
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Moderate Buffer ETF (BUFZ)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$23.27	$19.81
Income from investment operations:
Net investment income (loss) (b)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	2.28	3.49
Total from investment operations	2.26	3.46
Net asset value, end of period	$25.53	$23.27
Total return (c)	9.71%	17.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$623,002	$229,238
Ratio of total expenses to average net assets (d)	0.17%	0.20% (e)
Ratio of net expenses to average net assets (d)	0.10%	0.17% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)%	(0.17)% (e)
Portfolio turnover rate (f)	1%	1%

(a)	Inception date is October 25, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)

	Year Ended 8/31/2025	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$20.96	$19.84
Income from investment operations:
Net investment income (loss) (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.12	1.13
Total from investment operations	1.10	1.12
Net asset value, end of period	$22.06	$20.96
Total return (c)	5.25%	5.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$92,670	$10,481
Ratio of total expenses to average net assets (d)	0.18%	0.20% (e)
Ratio of net expenses to average net assets (d)	0.10%	0.15% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)%	(0.15)% (e)
Portfolio turnover rate (f)	2%	1%

(a)	Inception date is May 29, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-two funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Moderate Buffer ETF - January – (ticker “GJAN”)
FT Vest U.S. Equity Moderate Buffer ETF - February – (ticker “GFEB”)
FT Vest U.S. Small Cap Moderate Buffer ETF - February – (ticker “SFEB”)
FT Vest U.S. Equity Buffer & Premium Income ETF - March – (ticker “XIMR”)
FT Vest U.S. Equity Moderate Buffer ETF - March – (ticker “GMAR”)
FT Vest U.S. Equity Moderate Buffer ETF - April – (ticker “GAPR”)
FT Vest U.S. Equity Moderate Buffer ETF - May – (ticker “GMAY”)
FT Vest U.S. Small Cap Moderate Buffer ETF - May – (ticker “SMAY”)
FT Vest U.S. Equity Buffer & Premium Income ETF - June – (ticker “XIJN”)
FT Vest U.S. Equity Moderate Buffer ETF - June – (ticker “GJUN”)
FT Vest U.S. Equity Moderate Buffer ETF - July – (ticker “GJUL”)
FT Vest U.S. Equity Moderate Buffer ETF - August – (ticker “GAUG”)
FT Vest U.S. Small Cap Moderate Buffer ETF - August – (ticker “SAUG”)
FT Vest U.S. Equity Buffer & Premium Income ETF - September – (ticker “XISE”)
FT Vest U.S. Equity Moderate Buffer ETF - September – (ticker “GSEP”)
FT Vest U.S. Equity Moderate Buffer ETF - October – (ticker “GOCT”)
FT Vest U.S. Equity Moderate Buffer ETF - November – (ticker “GNOV”)
FT Vest U.S. Small Cap Moderate Buffer ETF - November – (ticker “SNOV”)
FT Vest U.S. Equity Buffer & Premium Income ETF - December – (ticker “XIDE”)
FT Vest U.S. Equity Moderate Buffer ETF - December – (ticker “GDEC”)
FT Vest Laddered Moderate Buffer ETF – (ticker “BUFZ”)
FT Vest Laddered Small Cap Moderate Buffer ETF – (ticker “BUFS”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of GJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap of 11.72% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period (an “Outcome Period”) from January 21, 2025 through January 16, 2026. Prior to January 21, 2025, the Fund’s investment objective included an upside cap of 12.95% and an Outcome Period of January 22, 2024 through January 17, 2025.
The investment objective of GFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.98% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 13.96% and an Outcome Period of February 20, 2024 through February 21, 2025.
The investment objective of SFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying Russell ETF”), up to a predetermined upside cap of 16.47% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 19.28% and an Outcome Period of February 20, 2024 through February 21, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The investment objective of XIMR is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.22% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from March 24, 2025 through March 20, 2026. Prior to March 24, 2025, the Fund’s investment objective sought to provide investors with a consistent level of income that, when annualized, was approximately 7.60% and an Outcome Period of March 19, 2024 through March 21, 2025.
The investment objective of GMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.20% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from March 24, 2025 through March 20, 2026. Prior to March 24, 2025, the Fund’s investment objective included an upside cap of 14.37% and an Outcome Period of March 18, 2024 through March 21, 2025.
The investment objective of GAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.78% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from April 21, 2025 through April 17, 2026. Prior to April 21, 2025, the Fund’s investment objective included an upside cap of 14.83% and an Outcome Period of April 22, 2024 through April 17, 2025.
The investment objective of GMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.32% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from May 19, 2025 through May 15, 2026. Prior to May 19, 2025, the Fund’s investment objective included an upside cap of 13.59% and an Outcome Period of May 20, 2024 through May 16, 2025.
The investment objective of SMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 16.50% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from May 19, 2025 through May 15, 2026. Prior to May 19, 2025, the Fund’s investment objective included an upside cap of 17.93% and an Outcome Period of May 20, 2024 through May 16, 2025.
The investment objective of XIJN is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.88% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from June 23, 2025 through June 18, 2026. Prior to June 23, 2025, the Fund’s investment objective sought to provide investors with a consistent level of income that, when annualized, was approximately 7.36% and an Outcome Period of June 24, 2024 through June 20, 2025.
The investment objective of GJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.37% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 23, 2025 to June 18, 2026. Prior to June 23, 2025, the Fund’s investment objective included an upside cap of 13.50% and an Outcome Period of June 24, 2024 through June 20, 2025.
The investment objective of GJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.04% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 21, 2025 to July 17, 2026. Prior to July 21, 2025, the Fund’s investment objective included an upside cap of 13.17% and an Outcome Period of July 22, 2024 through July 18, 2025.
The investment objective of GAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.89% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from August 18, 2025 to August 21, 2026. Prior to August 18, 2025, the Fund’s investment objective included an upside cap of 12.07% and an Outcome Period of August 19, 2024 through August 15, 2025.
The investment objective of SAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 16.88% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from August 18, 2025 to August 21, 2026. Prior to August 18, 2025, the Fund’s investment objective included an upside cap of 17.27% and an Outcome Period of August 19, 2024 through August 15, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The investment objective of XISE is to seek to provide investors with a consistent level of income that, when annualized, is approximately 6.67% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective sought to provide investors with a consistent level of income that, when annualized, was approximately 8.19% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of GSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.30% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 14.76% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of GOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.66% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from October 21, 2024 through October 17, 2025. Prior to October 21, 2024, the Fund’s investment objective included an upside cap of 15.50% and an Outcome Period of October 23, 2023 through October 18, 2024.
The investment objective of GNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.12% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 14.27% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of SNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 16.62% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 17.92% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of XIDE is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.38% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective sought to provide investors with a consistent level of income that, when annualized, was approximately 7.56% and an Outcome Period of December 18, 2023 through December 20, 2024.
The investment objective of GDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.31% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 13.31% and an Outcome Period of December 18, 2023 through December 20, 2024.
Under normal market conditions, each Fund, with the exception of BUFZ and BUFS, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the SPDR® S&P 500® ETF Trust or the iShares Russell 2000 ETF (the “Underlying ETF”) and, for XIMR, XIJN, XISE and XIDE only, short-term (one year or less) U.S. Treasury securities.
The investment objective of BUFZ is to seek to provide investors with capital appreciation. BUFZ seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Moderate Buffer ETFs (“Underlying Laddered ETFs”). Under normal market conditions, BUFZ will invest substantially all of its assets in Underlying Laddered ETFs. Unlike the Underlying Laddered ETFs, BUFZ itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Laddered ETFs and BUFZ itself does not provide any stated buffer against losses. In order to understand BUFZ’s strategy and risks, it is important to understand the strategies and risks of the Underlying Laddered ETFs.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The investment objective of BUFS is to seek to provide investors with capital appreciation. BUFS seeks to achieve its investment objective by providing investors with small cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest U.S. Small Cap Moderate Buffer ETFs (“Underlying Small Cap Laddered ETFs”). Under normal market conditions, BUFS will invest substantially all of its assets in Underlying Small Cap Laddered ETFs. Unlike the Underlying Small Cap Laddered ETFs, BUFS itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Small Cap Laddered ETFs and BUFS itself does not provide any stated buffer against losses. In order to understand BUFS’s strategy and risks, it is important to understand the strategies and risks of the Underlying Small Cap Laddered ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs within 15 minutes before or after the close of the respective exchange, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of August 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFZ and BUFS, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at August 31, 2025 are FLEX Options.
D. Affiliated Transactions
BUFZ and BUFS invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFZ at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	1,265,521	$19,087,956	$36,903,392	$(7,332,664)	$2,642,047	$661,561	$51,962,292	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	1,299,324	19,109,154	36,752,061	(7,503,057)	2,787,771	749,072	51,895,001	—
FT Vest U.S. Equity Moderate Buffer ETF - March	1,304,915	19,107,448	37,022,620	(7,367,399)	2,336,237	732,318	51,831,224	—
FT Vest U.S. Equity Moderate Buffer ETF - April	1,330,514	19,101,228	37,641,118	(7,195,619)	1,484,218	779,004	51,809,949	—
FT Vest U.S. Equity Moderate Buffer ETF - May	1,299,976	19,100,191	36,846,764	(7,910,054)	3,205,419	708,101	51,950,421	—
FT Vest U.S. Equity Moderate Buffer ETF - June	1,351,434	19,140,170	36,786,047	(7,310,663)	2,594,827	684,685	51,895,066	—
FT Vest U.S. Equity Moderate Buffer ETF - July	1,300,739	19,116,067	36,845,956	(8,272,845)	3,338,833	897,490	51,925,501	—
FT Vest U.S. Equity Moderate Buffer ETF - August	1,369,205	19,126,803	36,750,476	(7,523,627)	2,950,282	657,396	51,961,330	—
FT Vest U.S. Equity Moderate Buffer ETF - September	1,378,166	19,053,114	36,813,699	(7,477,990)	2,896,595	616,313	51,901,731	—
FT Vest U.S. Equity Moderate Buffer ETF - October	1,381,860	19,072,437	37,086,010	(7,503,206)	2,810,091	504,626	51,969,958	—
FT Vest U.S. Equity Moderate Buffer ETF - November	1,387,068	19,077,702	36,924,433	(7,380,484)	2,775,184	576,603	51,973,438	—
FT Vest U.S. Equity Moderate Buffer ETF - December	1,438,939	19,095,837	36,825,422	(7,353,489)	2,756,653	635,664	51,960,087	—
		$229,188,107	$443,197,998	$(90,131,097)	$32,578,157	$8,202,833	$623,035,998	$—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Amounts relating to investments in affiliated funds in BUFS at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - February	1,034,772	$2,626,959	$25,129,881	$(5,641,878)	$820,598	$274,376	$23,209,936	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	923,519	2,616,749	25,511,281	(5,386,334)	197,365	128,135	23,067,196	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	939,611	2,614,418	24,845,813	(5,400,519)	855,282	237,021	23,152,015	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	957,306	2,617,175	24,858,559	(5,512,362)	1,019,824	260,193	23,243,389	—
		$10,475,301	$100,345,534	$(21,941,093)	$2,893,069	$899,725	$92,672,536	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of XIMR, XIJN, XISE and XIDE which are declared and paid monthly and BUFZ and BUFS which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, the below Funds paid a distribution in 2024 or 2025.
The tax character of distributions paid by each Fund during their taxable period, ending as indicated, was as follows:

	Taxable Year End	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$—	$—	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	—	—	—
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	—	—	—
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	1,447,321	—	101,033
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	—	—	—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	—	—	—
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	387,962	—	30,182
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	—	—	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	—	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Taxable Year End	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	$3,982,670	$—	$111,334
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	—	—	—
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	—	—	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	—	—	—
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-24	1,178,742	—	162,062
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-24	—	—	—
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	—	—	—
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	—	—	—
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$(179,946)	$(24,634,513)	$1,267,389
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	(349,661)	(28,734,838)	(922,921)
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	(92,643)	(6,106,073)	(422,058)
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	(54,365)	—	(40,011)
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	(621,966)	(23,977,949)	(2,026,352)
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	(617,339)	(24,532,887)	5,156,833
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	(775,995)	(14,728,135)	(657,228)
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	(284,324)	(6,567,320)	(626,988)
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	(29,278)	—	75,144
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	(1,145,863)	(30,883,612)	5,500,635
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	(1,492,555)	(29,729,936)	2,043,958
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	(1,245,940)	(27,547,411)	843,830
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	(539,398)	(4,726,501)	2,101,948
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	(313,483)	—	71,951
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	(806,637)	(17,109,398)	977,214
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	(779,531)	(15,889,195)	(2,254,874)
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	(1,247,209)	(28,359,581)	3,777,068
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	(216,690)	(3,052,455)	1,147,287
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-24	—	—	65,131
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-24	—	(19,309,970)	(1,305,708)
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	(295,887)	—	40,256,053
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	(53,153)	—	3,344,988
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For GJAN, GFEB, GMAR, GAPR, GMAY, SMAY, GJUN, GJUL, GAUG and SAUG the taxable years ended 2023, 2024 and 2025 remain open to federal and state audit. For SFEB, XIMR, XIJN, BUFZ and BUFS the taxable years ended 2024 and 2025 remain open to federal and state audit. For XISE, GSEP, GOCT, GNOV, SNOV, XIDE and GDEC the taxable years ended 2023 and 2024 remain open for federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$24,634,513
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	28,734,838
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	6,106,073
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	—
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	23,977,949
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	24,532,887
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	14,728,135
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	6,567,320
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	—
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	30,883,612
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	29,729,936
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	27,547,411
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	4,726,501
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	—
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	17,109,398
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	15,889,195
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	28,359,581
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	3,052,455
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-24	—
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-24	19,309,970
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	—
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	—
During the applicable taxable year end, the Funds listed below utilized non-expiring capital loss carryforwards in the following amounts:

Capital Loss Utilized
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$1
FT Vest U.S. Equity Moderate Buffer ETF - July	2,848,760

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$179,946	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	349,661	—
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	92,643	—
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	54,365	—
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	621,966	—
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	617,339	—
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	775,995	—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	284,324	—
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	29,278	—
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	1,145,863	—
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	1,492,555	—
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	1,245,940	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	539,398	—
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	313,483	—
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	806,637	—
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	779,531	—
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	1,247,209	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	216,690	—
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	295,887	—
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	53,153	—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For each Fund’s applicable taxable period, the adjustments were as follows:

	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-25	$2,053,054	$(52,455,536)	$50,402,482
FT Vest U.S. Equity Moderate Buffer ETF - February	28-Feb-25	2,672,248	(62,055,377)	59,383,129
FT Vest U.S. Small Cap Moderate Buffer ETF - February	28-Feb-25	442,291	(10,336,968)	9,894,677
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-25	90,652	(90,652)	—
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-25	2,292,917	(44,225,471)	41,932,554
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-25	1,503,811	(29,022,436)	27,518,625
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-25	1,607,829	(35,474,254)	33,866,425
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-25	438,156	(7,018,193)	6,580,037
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-25	14,684	(14,684)	—
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-25	2,847,701	(48,603,502)	45,755,801
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-25	2,518,401	(41,496,401)	38,978,000
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-25	1,129,597	(50,179,559)	49,049,962
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-25	439,792	(12,536,875)	12,097,083

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-24	$36,041	$(36,041)	$—
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-24	245,904	(36,800,599)	36,554,695
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-24	249,191	(35,522,735)	35,273,544
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-24	107,830	(49,203,162)	49,095,332
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-24	9,780	(6,600,523)	6,590,743
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-24	125,771	(125,771)	—
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-24	1,384,055	(39,571,671)	38,187,616
FT Vest Laddered Moderate Buffer ETF	31-Aug-25	199,227	(8,217,663)	8,018,436
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-25	8,916	(911,766)	902,850
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Moderate Buffer ETF - January	$347,405,945	$31,361,133	$(11,235,765)	$20,125,368
FT Vest U.S. Equity Moderate Buffer ETF - February	336,743,296	31,757,741	(14,359,044)	17,398,697
FT Vest U.S. Small Cap Moderate Buffer ETF - February	77,088,643	7,811,643	(3,983,382)	3,828,261
FT Vest U.S. Equity Buffer & Premium Income ETF - March	39,158,803	6,512,123	(5,031,027)	1,481,096
FT Vest U.S. Equity Moderate Buffer ETF - March	394,332,388	60,804,866	(37,444,221)	23,360,645
FT Vest U.S. Equity Moderate Buffer ETF - April	231,801,951	50,005,060	(33,424,216)	16,580,844
FT Vest U.S. Equity Moderate Buffer ETF - May	289,912,635	28,763,339	(15,532,963)	13,230,376
FT Vest U.S. Small Cap Moderate Buffer ETF - May	93,955,127	13,058,468	(6,734,656)	6,323,812
FT Vest U.S. Equity Buffer & Premium Income ETF - June	14,523,461	953,399	(717,614)	235,785
FT Vest U.S. Equity Moderate Buffer ETF - June	327,059,712	29,524,426	(17,337,366)	12,187,060
FT Vest U.S. Equity Moderate Buffer ETF - July	595,199,833	19,963,457	(10,140,124)	9,823,333
FT Vest U.S. Equity Moderate Buffer ETF - August	302,599,242	2,145,541	(1,301,711)	843,830
FT Vest U.S. Small Cap Moderate Buffer ETF - August	96,826,668	4,652,564	(2,550,616)	2,101,948
FT Vest U.S. Equity Buffer & Premium Income ETF - September	54,224,810	10,084,540	(6,485,445)	3,599,095
FT Vest U.S. Equity Moderate Buffer ETF - September	185,976,042	28,769,291	(12,022,676)	16,746,615
FT Vest U.S. Equity Moderate Buffer ETF - October	203,964,957	25,325,950	(9,911,700)	15,414,250
FT Vest U.S. Equity Moderate Buffer ETF - November	231,560,234	26,528,090	(9,603,865)	16,924,225
FT Vest U.S. Small Cap Moderate Buffer ETF - November	128,826,408	7,931,011	(5,693,928)	2,237,083
FT Vest U.S. Equity Buffer & Premium Income ETF - December	20,920,090	2,585,698	(1,454,218)	1,131,480
FT Vest U.S. Equity Moderate Buffer ETF - December	270,877,294	27,725,135	(11,201,246)	16,523,889
FT Vest Laddered Moderate Buffer ETF	582,798,012	40,257,137	(1,084)	40,256,053
FT Vest Laddered Small Cap Moderate Buffer ETF	89,332,652	3,494,840	(149,852)	3,344,988
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFZ and BUFS incur a pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of SFEB, SMAY, SAUG, SNOV, BUFZ and BUFS, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For SFEB, SMAY, SAUG and SNOV, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
Effective June 30, 2025, for BUFZ and BUFS, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.1000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.0975%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.0950%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.0925%
Fund net assets greater than $10 billion up to and including $15 billion	0.0900%
Fund net assets greater than $15 billion	0.0850%
Prior to June 30, 2025, for BUFZ and BUFS, the annual unitary management fee payable by each Fund was calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
Prior to June 30, 2025, for BUFZ and BUFS, the Advisor had agreed to waive management fees of 0.10% of average daily net assets. During any period in which such waiver was in effect, the applicable Fund was not eligible for any breakpoint discounts. During the fiscal year ended August 31, 2025, the Advisor waived fees of $290,141 and $47,594 for BUFZ and BUFS, respectively. Effective June 30, 2025, such waivers were terminated.
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of the expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the Funds, except BUFZ and BUFS, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFZ and BUFS, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales of investments for BUFZ and BUFS, excluding short-term investments and in-kind transactions, were as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025

	Purchases	Sales
FT Vest Laddered Moderate Buffer ETF	$2,987,755	$3,234,658
FT Vest Laddered Small Cap Moderate Buffer ETF	960,022	990,027
For the fiscal year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Moderate Buffer ETF - January	$31,622,268	$275,434,640
FT Vest U.S. Equity Moderate Buffer ETF - February	217,273,670	406,311,412
FT Vest U.S. Small Cap Moderate Buffer ETF - February	9,460,266	93,534,057
FT Vest U.S. Equity Buffer & Premium Income ETF - March	—	—
FT Vest U.S. Equity Moderate Buffer ETF - March	294,011,350	416,745,912
FT Vest U.S. Equity Moderate Buffer ETF - April	163,776,252	236,962,958
FT Vest U.S. Equity Moderate Buffer ETF - May	227,923,478	326,383,900
FT Vest U.S. Small Cap Moderate Buffer ETF - May	93,222,272	104,501,206
FT Vest U.S. Equity Buffer & Premium Income ETF - June	—	—
FT Vest U.S. Equity Moderate Buffer ETF - June	259,331,060	565,882,985
FT Vest U.S. Equity Moderate Buffer ETF - July	174,091,168	343,481,805
FT Vest U.S. Equity Moderate Buffer ETF - August	67,017,603	360,417,326
FT Vest U.S. Small Cap Moderate Buffer ETF - August	102,662,907	118,291,331
FT Vest U.S. Equity Buffer & Premium Income ETF - September	—	—
FT Vest U.S. Equity Moderate Buffer ETF - September	9,566,665	179,809,717
FT Vest U.S. Equity Moderate Buffer ETF - October	20,786,175	152,569,721
FT Vest U.S. Equity Moderate Buffer ETF - November	8,167,365	228,464,046
FT Vest U.S. Small Cap Moderate Buffer ETF - November	11,503,048	64,685,131
FT Vest U.S. Equity Buffer & Premium Income ETF - December	—	—
FT Vest U.S. Equity Moderate Buffer ETF - December	30,527,238	408,416,043
FT Vest Laddered Moderate Buffer ETF	440,210,243	86,896,439
FT Vest Laddered Small Cap Moderate Buffer ETF	99,385,512	20,951,066
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at August 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
GJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$375,291,813	Options contracts written, at value	$10,053,030
GFEB
Options contracts	Equity Risk	Options contracts purchased, at value	363,280,860	Options contracts written, at value	11,666,883
SFEB
Options contracts	Equity Risk	Options contracts purchased, at value	83,469,862	Options contracts written, at value	3,161,473
XIMR
Options contracts	Equity Risk	Options contracts purchased, at value	46,177,321	Options contracts written, at value	7,441,574
GMAR
Options contracts	Equity Risk	Options contracts purchased, at value	447,597,868	Options contracts written, at value	33,048,766

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
GAPR
Options contracts	Equity Risk	Options contracts purchased, at value	$277,362,412	Options contracts written, at value	$30,994,604
GMAY
Options contracts	Equity Risk	Options contracts purchased, at value	317,417,474	Options contracts written, at value	16,962,913
SMAY
Options contracts	Equity Risk	Options contracts purchased, at value	106,852,412	Options contracts written, at value	7,490,769
XIJN
Options contracts	Equity Risk	Options contracts purchased, at value	16,049,044	Options contracts written, at value	2,269,580
GJUN
Options contracts	Equity Risk	Options contracts purchased, at value	357,061,375	Options contracts written, at value	21,123,451
GJUL
Options contracts	Equity Risk	Options contracts purchased, at value	624,898,405	Options contracts written, at value	26,242,980
GAUG
Options contracts	Equity Risk	Options contracts purchased, at value	313,001,982	Options contracts written, at value	12,951,255
SAUG
Options contracts	Equity Risk	Options contracts purchased, at value	104,206,827	Options contracts written, at value	6,427,683
XISE
Options contracts	Equity Risk	Options contracts purchased, at value	64,939,603	Options contracts written, at value	7,775,404
GSEP
Options contracts	Equity Risk	Options contracts purchased, at value	207,344,183	Options contracts written, at value	5,293,665
GOCT
Options contracts	Equity Risk	Options contracts purchased, at value	221,628,330	Options contracts written, at value	3,173,940
GNOV
Options contracts	Equity Risk	Options contracts purchased, at value	252,688,688	Options contracts written, at value	5,428,920
SNOV
Options contracts	Equity Risk	Options contracts purchased, at value	131,647,932	Options contracts written, at value	1,265,446
XIDE
Options contracts	Equity Risk	Options contracts purchased, at value	23,939,517	Options contracts written, at value	2,540,406
GDEC
Options contracts	Equity Risk	Options contracts purchased, at value	292,238,091	Options contracts written, at value	6,438,856

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended August 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	GJAN	GFEB	SFEB	XIMR	GMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$44,123,135	$55,187,208	$2,362,337	$722,208	$26,534,006
Written options contracts	(17,060,115)	(10,761,972)	3,057,714	843,375	7,820,494
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(11,547,232)	(16,578,657)	492,507	2,710,769	16,025,230
Written options contracts	14,654,914	6,916,640	284	(1,885,975)	(13,607,179)

Statements of Operations Location	GAPR	GMAY	SMAY	XIJN	GJUN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$7,500,159	$26,170,607	$(2,035,608)	$124,514	$29,655,174
Written options contracts	8,606,533	5,556,577	3,440,566	277,961	8,625,146
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	13,022,878	5,101,586	4,347,802	440,308	5,213,048
Written options contracts	(10,877,114)	(2,531,277)	(1,386,347)	(275,050)	(7,172,180)

Statements of Operations Location	GJUL	GAUG	SAUG	XISE	GSEP
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$37,136,191	$30,531,919	$3,628,294	$14,075,660	$27,027,185
Written options contracts	7,514,004	(82,515)	5,009,968	(9,558,659)	(10,623,378)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	3,192,773	(702,426)	1,593,343	(6,732,296)	(5,118,061)
Written options contracts	(870,720)	133,804	(456,533)	6,617,472	11,272,794

Statements of Operations Location	GOCT	GNOV	SNOV	XIDE	GDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$21,511,602	$35,534,473	$3,518,037	$4,073,488	$30,051,108
Written options contracts	(13,020,986)	(15,212,913)	1,217,252	(2,634,623)	(9,742,303)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(3,936,313)	(13,265,921)	(3,073,364)	(1,538,257)	(2,427,222)
Written options contracts	15,833,795	16,130,676	3,980,625	1,796,094	10,457,514
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the fiscal year ended August 31, 2025, on each Fund’s options contracts.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
GJAN	$625,113,161	$509,334,105	$33,018,473	$27,111,219
GFEB	636,432,404	667,448,529	30,815,552	31,493,707
SFEB	167,207,438	152,631,983	5,168,718	4,250,623
XIMR	57,746,704	37,303,604	7,023,201	4,461,528
GMAR	790,142,151	731,685,008	23,090,452	17,763,030
GAPR	442,948,184	409,244,211	19,697,398	13,034,121
GMAY	567,252,856	537,589,358	15,230,920	10,492,904
SMAY	222,752,334	200,018,107	7,198,665	4,614,089
XIJN	22,969,485	12,203,414	2,814,511	1,331,652
GJUN	643,432,484	845,846,610	18,790,291	21,290,216
GJUL	894,586,120	650,202,125	31,367,879	18,242,428
GAUG	749,529,860	615,764,264	28,649,288	22,285,129
SAUG	260,420,009	218,673,268	8,522,760	5,929,670
XISE	87,246,423	114,004,117	8,351,659	15,018,025
GSEP	410,506,303	340,273,522	22,176,966	19,700,991
GOCT	353,866,774	239,856,125	22,906,785	19,948,664
GNOV	507,361,817	417,230,635	39,051,517	35,411,345
SNOV	211,583,773	101,324,946	11,136,490	7,699,734
XIDE	29,668,010	28,517,232	3,132,247	3,229,536
GDEC	942,116,439	785,187,386	59,221,620	53,554,378
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of September 22, 2025, the investment objective of XISE changed to include a consistent level of income of 6.88% and an Outcome Period of September 22, 2025 through September 18, 2026.
As of September 22, 2025, the investment objective of GSEP changed to include an upside cap of 11.48% and an Outcome Period of September 22, 2025 through September 18, 2026.
As of October 20, 2025, the investment objective of GOCT changed to include an upside cap of 12.14% and an Outcome Period of October 20, 2025 through October 16, 2026.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of FT Vest U.S. Equity Moderate Buffer ETF - January, FT Vest U.S. Equity Moderate Buffer ETF - February, FT Vest U.S. Small Cap Moderate Buffer ETF - February, FT Vest U.S. Equity Buffer & Premium Income ETF - March, FT Vest U.S. Equity Moderate Buffer ETF - March, FT Vest U.S. Equity Moderate Buffer ETF - April, FT Vest U.S. Equity Moderate Buffer ETF - May, FT Vest U.S. Small Cap Moderate Buffer ETF - May, FT Vest U.S. Equity Buffer & Premium Income ETF - June, FT Vest U.S. Equity Moderate Buffer ETF - June, FT Vest U.S. Equity Moderate Buffer ETF - July, FT Vest U.S. Equity Moderate Buffer ETF - August, FT Vest U.S. Small Cap Moderate Buffer ETF - August, FT Vest U.S. Equity Buffer & Premium Income ETF - September, FT Vest U.S. Equity Moderate Buffer ETF - September, FT Vest U.S. Equity Moderate Buffer ETF - October, FT Vest U.S. Equity Moderate Buffer ETF - November, FT Vest U.S. Small Cap Moderate Buffer ETF - November, FT Vest U.S. Equity Buffer & Premium Income ETF - December, FT Vest U.S. Equity Moderate Buffer ETF - December, FT Vest Laddered Moderate Buffer ETF, and FT Vest Laddered Small Cap Moderate Buffer ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, and the related statements of operations for the year then ended, statements of changes in net assets and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
FT Vest U.S. Equity Moderate Buffer ETF - January	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from January 20, 2023 (commencement of investment operations) through August 31, 2023
FT Vest U.S. Equity Moderate Buffer ETF - February	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from February 17, 2023 (commencement of investment operations) through August 31, 2023
FT Vest U.S. Small Cap Moderate Buffer ETF - February	For the year ended August 31, 2025, and for the period from February 16, 2024 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Buffer & Premium Income ETF - March	For the year ended August 31, 2025, and for the period from March 18, 2024 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Moderate Buffer ETF - March	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from March 17, 2023 (commencement of investment operations) through August 31, 2023
FT Vest U.S. Equity Moderate Buffer ETF - April	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from April 21, 2023 (commencement of investment operations) through August 31, 2023
FT Vest U.S. Equity Moderate Buffer ETF - May	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from May 19, 2023 (commencement of investment operations) through August 31, 2023
FT Vest U.S. Small Cap Moderate Buffer ETF - May
FT Vest U.S. Equity Buffer & Premium Income ETF - June	For the year ended August 31, 2025, and the period from June 21, 2024 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Moderate Buffer ETF - June	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from June 16, 2023 (commencement of investment operations) through August 31, 2023
FT Vest U.S. Equity Moderate Buffer ETF - July	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from July 21, 2023 (commencement of investment operations) through August 31, 2023
FT Vest U.S. Equity Moderate Buffer ETF - August	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025, 2024, and for the period from August 18, 2023 (commencement of investment operations) through August 31, 2023
FT Vest U.S. Small Cap Moderate Buffer ETF - August

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Statements of Changes in Net Assets	Financial Highlights
FT Vest U.S. Equity Buffer & Premium Income ETF - September	For the year August 31, 2025, and for the period from September 15, 2023 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Moderate Buffer ETF - September
FT Vest U.S. Equity Moderate Buffer ETF - October	For the year ended August 31, 2025, and the period from October 20, 2023 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Moderate Buffer ETF - November	For the year ended August 31, 2025, and the period from November 17, 2023 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Small Cap Moderate Buffer ETF - November
FT Vest U.S. Equity Buffer & Premium Income ETF - December	For the year ended August 31, 2025, and the period from December 15, 2023 (commencement of investment operations) through August 31, 2024
FT Vest U.S. Equity Moderate Buffer ETF - December
FT Vest Laddered Moderate Buffer ETF	For the year ended August 31, 2025, and the period from October 25, 2023 (commencement of investment operations) through August 31, 2024
FT Vest Laddered Small Cap Moderate Buffer ETF	For the year ended August 31, 2025, and the period from May 29, 2024 (commencement of investment operations) through August 31, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreements (as applicable to a specific Fund, the “Sub-Advisory Agreement” and

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
collectively, the “Sub-Advisory Agreements” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
FT Vest Laddered Moderate Buffer ETF (BUFZ)
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
The Board approved the continuation of the applicable Agreements for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the applicable Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including, as applicable, comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the applicable Agreements for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the applicable Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreements, the Board noted that each Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s investments. In addition to the written materials provided by the Sub-Advisor, at the June 8–9, 2025 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor provides to each Fund, including the Sub-Advisor’s day-to-day management of the Funds’ investments. In considering the Sub-Advisor’s management of the Funds, the Board noted the background and experience of the Sub-Advisor’s portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board noted that the sub-advisory fee for each Fund is paid by the Advisor from the Fund’s unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because each of BUFZ and BUFS invests in underlying ETFs in the First Trust Fund Complex, each such Fund incurs acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for each of BUFZ and BUFS was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in its respective Expense Group and that the total (net) expense ratio for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. The Board also noted that the total (net) expense ratio (including acquired fund fees and expenses) for each of BUFZ and BUFS was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that, for each Fund, not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. The Board noted that, at the June 8–9, 2025 meeting, it approved a fee reduction and termination of a temporary expense waiver for BUFZ and BUFS, to be effective June 30, 2025. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed, as applicable, information comparing each Fund’s performance for the one-year period ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. The Board noted that all of the Funds, except for BUFZ and BUFS, are target outcome ETFs that seek to provide investors with returns (before fees and expenses) over a defined period of time (typically one year) that, for each of GJAN, GFEB, GMAR, GAPR, GMAY, GJUN, GJUL, GAUG, GSEP, GOCT, GNOV and GDEC match the price return of the SPDR S&P 500 ETF Trust (“SPY”), up to a predetermined cap, for each of SFEB, SMAY, SAUG and SNOV match the price return of the iShares Russell 2000 ETF (“IWM”), up to a predetermined cap, and for each of XIMR, XIJN, XISE and XIDE represent a consistent level of income at a predetermined annualized rate, while providing a buffer against certain losses on the price return of SPY or IWM, as applicable. For each Fund, the Board considered, as applicable, information provided by the Sub-Advisor on each Fund’s performance during its respective target outcome period that ended between April 1, 2024 and March 31, 2025 and noted that each applicable Fund delivered on its target outcome objective. With respect to BUFZ, based on the information provided, the Board noted that BUFZ underperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2024. The Board also noted that BUFZ invests substantially all of its assets in multiple target outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor that seek to provide investors with returns (before fees and expenses) over a defined period of time (typically one year) that match the price return of the SPY, up to a predetermined cap, while providing a buffer against certain losses on the price return of SPY and considered that the investment strategy of the underlying ETFs limits the comparability of the performance of BUFZ to that of the funds in its Performance Universe and its benchmark index. Because BUFS, XIMR, XIJN and SFEB commenced operations after December 31, 2023 and therefore has a limited performance history, comparative performance information for the Funds was not reviewed.
On the basis of all the information provided on the unitary fee and performance, as applicable, of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to BUFS, XIMR, XIJN and SFEB for the period from inception through December 31, 2024 and to each other Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the twelve months ended December 31, 2024. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. In addition, with respect to BUFZ and BUFS, the Board considered that the Advisor, as the investment advisor to the underlying ETFs in which each Fund invests, will recognize additional revenue from the underlying ETFs if investment by the Funds causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statement that it believes that the sub-advisory fee for each Fund is appropriate. The Board noted the Sub-Advisor’s statements that it continues to invest in infrastructure, technology and personnel, and that it anticipates that its expenses relating to providing services to the Funds will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor for each Fund from the unitary fee, that the sub-advisory fee will be reduced consistent with the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
breakpoints in the unitary fee rate schedule and its understanding that each Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to each Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Funds, and noted the Sub-Advisor’s statements that it is the Sub-Advisor’s policy currently not to enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions and that, as a result, there are no foreseen indirect benefits from its relationship with the Funds. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. In addition, with respect to BUFZ and BUFS, the Board considered that the Sub-Advisor, as the investment sub-advisor to the underlying ETFs in which each Fund invests, will recognize additional revenue from the underlying ETFs if investment by the Funds causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
Distributions paid to foreign shareholders by each Fund, during their applicable taxable period, were properly designated by the Funds as “interest-related dividends“ or ”short-term capital gain dividends,“ and may not be subject to federal income tax, provided that the income was earned directly by such foreign shareholders.
Of the ordinary income (including short-term capital gain) distributions made by each Fund during their applicable taxable period, none qualify either for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, Russell, SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Annual Consolidated Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Annual Consolidated Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments
August 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 74.1%
	Banks — 4.3%
20,729	JPMorgan Chase & Co.	$6,248,135
	Capital Markets — 14.7%
20,864	Coinbase Global, Inc., Class A (b)	6,353,923
263,511	Galaxy Digital, Inc., Class A (b) (c)	6,189,873
84,978	Robinhood Markets, Inc., Class A (b)	8,840,261
		21,384,057
	Financial Services — 8.6%
10,510	Mastercard, Inc., Class A	6,256,498
17,773	Visa, Inc., Class A	6,252,186
		12,508,684
	Hotels, Restaurants & Leisure — 13.5%
3,274,414	Metaplanet, Inc. (JPY) (b) (c)	19,585,655
	Interactive Media & Services — 0.3%
23,469	Trump Media & Technology Group Corp. (b)	411,412
	Semiconductors & Semiconductor Equipment — 4.3%
36,017	NVIDIA Corp.	6,273,441
	Software — 24.1%
40,138	Bitdeer Technologies Group, Class A (b) (c)	573,572
447,884	Cipher Mining, Inc. (b)	3,421,834
5,348	Circle Internet Group, Inc. (b)	705,829
210,117	Cleanspark, Inc. (b)	1,989,808
197,918	Hive Digital Technologies Ltd. (b)	583,858
17,635	Hut 8 Corp. (b)	471,384
121,023	IREN Ltd. (b)	3,204,689
129,663	MARA Holdings, Inc. (b) (c)	2,072,015
12,317	Microsoft Corp.	6,240,901
59,019	Riot Platforms, Inc. (b)	812,101
24,558	Salesforce, Inc.	6,292,988
18,408	Strategy, Inc. (b)	6,155,819
259,841	Terawulf, Inc. (b) (c)	2,455,497
		34,980,295
	Technology Hardware, Storage & Peripherals — 4.3%
26,958	Apple, Inc.	6,258,030
	Total Common Stocks	107,649,709
	(Cost $82,416,557)
EXCHANGE-TRADED PRODUCTS — 22.8%
	Capital Markets — 22.8%
106,311	Bitwise Bitcoin ETF (b)	6,258,529
Shares	Description	Value

	Capital Markets (Continued)
73,086	Fidelity Wise Origin Bitcoin Fund (b)	$6,898,587
57,983	Invesco Galaxy Bitcoin ETF (b)	6,258,685
121,230	iShares Bitcoin Trust ETF (b)	7,448,371
204,756	VanEck Bitcoin ETF (b)	6,267,581
	Total Exchange-Traded Products	33,131,753
	(Cost $27,122,650)
MONEY MARKET FUNDS — 0.8%
1,173,141	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (d)	1,173,141
	(Cost $1,173,141)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 15.7%
$5,454,254	Bank of America Corp., 4.32% (d), dated 08/29/25, due 09/02/25, with a maturity value of $5,458,181. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.50%, due 09/15/25 to 08/15/54. The value of the collateral including accrued interest is $5,563,339. (e)	5,454,254
2,057,279	Daiwa Capital Markets America, Inc., 4.33% (d), dated 08/29/25, due 09/02/25, with a maturity value of $2,058,764. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 12/11/25 to 02/15/54. The value of the collateral including accrued interest is $2,098,425. (e)	2,057,279
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$11,582,806	JPMorgan Chase & Co., 4.33% (d), dated 08/29/25, due 09/02/25, with a maturity value of $11,591,165. Collateralized by U.S. Treasury Note, interest rate of 4.50%, due 12/31/31. The value of the collateral including accrued interest is $11,814,463. (e)	$11,582,806
3,721,783	Mizuho Financial Group, Inc., 4.32% (d), dated 08/29/25, due 09/02/25, with a maturity value of $3,724,463. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 4.38%, due 06/30/27 to 01/31/32. The value of the collateral including accrued interest is $3,796,219. (e)	3,721,783
	Total Repurchase Agreements	22,816,122
	(Cost $22,816,122)

	Total Investments — 113.4%	164,770,725
	(Cost $133,528,470)
	Net Other Assets and Liabilities — (13.4)%	(19,517,661)
	Net Assets — 100.0%	$145,253,064

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Consolidated Financial
Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
The aggregate value of such securities is $20,230,484 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $22,816,122.

(d)	Rate shown reflects yield as of August 31, 2025.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Consolidated Portfolio of Investments:
JPY	– Japanese Yen

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 107,649,709	$ 107,649,709	$ —	$ —
Exchange-Traded Products*	33,131,753	33,131,753	—	—
Money Market Funds	1,173,141	1,173,141	—	—
Repurchase Agreements	22,816,122	—	22,816,122	—
Total Investments	$164,770,725	$141,954,603	$22,816,122	$—

*	See Consolidated Portfolio of Investments for industry breakout.
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments (Continued)
August 31, 2025

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Consolidated Statement of Assets and Liabilities in the Notes to Consolidated Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Consolidated Statement of Assets and Liabilities(1)	$20,230,484
Non-cash Collateral(2)	(20,230,484)
Net Amount	$—

(1)	The amount presented on the Consolidated Statement of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At August 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Consolidated Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Consolidated Statement of Assets and Liabilities(3)	$22,816,122
Non-cash Collateral(4)	(22,816,122)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.
(4)	At August 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statement of Assets and Liabilities
August 31, 2025

ASSETS:
Investments, at value	$141,954,603
Repurchase agreements, at value	22,816,122
Total investments, at value	164,770,725
Cash	1,898
Receivables:
Investment securities sold	46,569,491
Capital shares sold	1,037,498
Securities lending income	13,917
Dividends	2,398
Total Assets	212,395,927

LIABILITIES:
Payables:
Investment securities purchased	44,220,071
Collateral for securities on loan	22,816,122
Investment advisory fees	106,670
Total Liabilities	67,142,863
NET ASSETS	$145,253,064

NET ASSETS consist of:
Paid-in capital	$136,490,761
Par value	70,000
Accumulated distributable earnings (loss)	8,692,303
NET ASSETS	$145,253,064
NET ASSET VALUE, per share	$20.75
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,000,002
Investments, at cost	$110,712,348
Repurchase agreements, at cost	$22,816,122
Total investments, at cost	$133,528,470
Securities on loan, at value	$20,230,484
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statement of Operations
For the Year Ended August 31, 2025

INVESTMENT INCOME:
Dividends	$24,354
Securities lending income (net of fees)	13,917
Foreign withholding tax	(79)
Total investment income	38,192

EXPENSES:
Investment advisory fees	848,928
Total expenses	848,928
NET INVESTMENT INCOME (LOSS)	(810,736)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,665,602
In-kind redemptions	1,653,365
Foreign currency transactions	12,106
Net realized gain (loss)	19,331,073
Net change in unrealized appreciation (depreciation) on:
Investments	25,276,867
Foreign currency translation	2,830
Net change in unrealized appreciation (depreciation)	25,279,697
NET REALIZED AND UNREALIZED GAIN (LOSS)	44,610,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,800,034
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statements of Changes in Net Assets

	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(810,736)	$(334,404)
Net realized gain (loss)	19,331,073	5,549,981
Net change in unrealized appreciation (depreciation)	25,279,697	14,173,113
Net increase (decrease) in net assets resulting from operations	43,800,034	19,388,690

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,600,041)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	56,430,495	17,141,615
Cost of shares redeemed	(4,428,030)	(5,089,136)
Net increase (decrease) in net assets resulting from shareholder transactions	52,002,465	12,052,479
Total increase (decrease) in net assets	94,202,458	31,441,169

NET ASSETS:
Beginning of period	51,050,606	19,609,437
End of period	$145,253,064	$51,050,606

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,450,002	3,400,002
Shares sold	2,800,000	1,450,000
Shares redeemed	(250,000)	(400,000)
Shares outstanding, end of period	7,000,002	4,450,002
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended August 31,			Period Ended 8/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$11.47	$5.77	$6.27	$18.91
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.08)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	9.73	5.78	(0.46)	(12.36)
Total from investment operations	9.59	5.70	(0.50)	(12.44)
Distributions paid to shareholders from:
Net investment income	(0.31)	—	(0.00) (c)	(0.20)
Net realized gain	—	—	—	(0.00) (c)
Total distributions	(0.31)	—	(0.00) (c)	(0.20)
Net asset value, end of period	$20.75	$11.47	$5.77	$6.27
Total return (d)	84.26%	98.79%	(7.95)%	(66.46)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$145,253	$51,051	$19,609	$26,637
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.81)%	(0.82)%	(0.76)%	(0.76)% (e)
Portfolio turnover rate (f)	318%	215%	197%	90%

(a)	Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “CRPT” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to provide investors with capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts (“ADRs”) of Crypto Industry Companies and Digital Economy Companies. Under normal market conditions, the Fund will invest at least 50% of its net assets (plus any investment borrowings) in Crypto Industry Companies. The remainder of the Fund’s net assets used to satisfy the 80% test set forth above will be invested in Digital Economy Companies. The Fund generally intends to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products. For tax purposes, certain Bitcoin Exchange-Traded Products will be held indirectly via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As of August 31, 2025, the Fund invested 17.54% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, exchange-traded products and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair marketvalue.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2025, is included with the Fund’s Consolidated Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Offsetting on the Consolidated Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within the Fund’s Consolidated Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Consolidated Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Consolidated Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Consolidated Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Consolidated Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Consolidated Statement of Operations.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025
E. Securities Lending
The Fund may lend securities representing up to 33 1/3% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Fund’s Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Fund’s securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Fund, however, will be responsible for the risks associated with the investment of cash collateral. The Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. The Fund receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2025, the Fund had securities in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Fund and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between the Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Fund participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of the Fund’s portfolio or sold for cash. The Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Fund may invest in repurchase agreements, any repurchase agreements held by the Fund during the fiscal year ended August 31, 2025, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended August 31, 2025 and 2024 was as follows:

Distributions paid from:	2025	2024
Ordinary income	$1,600,041	$—
Capital gains	—	—
Return of capital	—	—
As of August 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(12,639,235)
Net unrealized appreciation (depreciation)	21,331,538
H. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 and taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, the Fund had $12,639,235 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended August 31, 2025, the Fund utilized $19,641,694 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Fund had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Consolidated Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025
are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2025, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$1,789,170	$(2,289,302)	$500,132
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$143,439,187	$27,013,710	$(5,682,172)	$21,331,538
I. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
J. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the consolidated financial statements and consolidated financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
SkyBridge Capital II, LLC (“SkyBridge” or the “Sub-Advisor”) serves as the Fund’s and Subsidiary’s sub-advisor and manages the Fund’s and Subsidiary’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and SkyBridge, First Trust will supervise SkyBridge and its management of the investment of the Fund’s and Subsidiary’s assets and will pay SkyBridge for its services as the Fund’s sub-advisor. SkyBridge receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s and Subsidiary’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. First Trust will also be responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025
Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to SkyBridge will be reduced to reflect the reduction in the Advisor’s management fee.
The Subsidiary does not pay First Trust or SkyBridge a separate management or sub-advisory fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $314,149,440 and $308,450,343, respectively.
For the fiscal year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $42,837,827 and $3,280,739, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025
shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related consolidated statement of operations for the year then ended, consolidated statements of changes in net assets for each of the two years in the period then ended, consolidated financial highlights for the years ended August 31, 2025, 2024, and 2023, and for the period from September 20, 2021 (commencement of investment operations) through August 31, 2022, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2025, 2024, and 2023, and for the period from September 20, 2021 (commencement of investment operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.

Other Information (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025 (Unaudited)
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $24,434. This figure is comprised of $985 paid (or to be paid) in fixed compensation and $23,449 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $12,808 paid (or to be paid) to senior management of First Trust Advisors L.P. and $11,626 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Fund Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) and the Investment Sub-Advisory Agreement (the “Fund Sub-Advisory Agreement” and together with the Fund Advisory Agreement, the “Fund Agreements”) among the Trust, on behalf of the Fund, the Advisor and SkyBridge Capital II, LLC (the “Sub-Advisor”). The Board approved the continuation of the Fund Agreements for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. Because the Fund invests in U.S. exchange-traded products that invest directly in Bitcoin or Bitcoin derivatives (collectively, “Bitcoin ETPs”) through a wholly-owned subsidiary of the Fund (the “Subsidiary”), the Board, including the Independent Trustees, also approved the continuation of an Investment Management Agreement (the “Subsidiary Advisory Agreement”) with the Advisor on behalf of the Subsidiary and an Investment Sub-Advisory Agreement (the “Subsidiary Sub-Advisory Agreement” and together with the Subsidiary Advisory Agreement, the “Subsidiary Agreements”) among the Subsidiary, the Advisor and the Sub-Advisor. The Fund Agreements and the Subsidiary Agreements are referred to herein collectively as the “Agreements.” The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and the Sub-Advisor to the Fund and the Subsidiary (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the

Other Information (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025 (Unaudited)
“Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the Subsidiary and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor, among the Trust, the Advisor and the Sub-Advisor, between the Subsidiary and the Advisor and among the Subsidiary, the Advisor and the Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust, the Fund and the Subsidiary and reviewed all of the services provided by the Advisor to the Fund and the Subsidiary, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Fund Sub-Advisory Agreement and the Subsidiary Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisor actively manages the Fund’s and the Subsidiary’s investments. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund and the Subsidiary, including the Sub-Advisor’s day-to-day management of the Fund’s and the Subsidiary’s investments. In considering the Sub-Advisor’s management of the Fund and the Subsidiary, the Board noted the background and experience of the Sub-Advisor’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust, the Fund and the Subsidiary by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Fund Advisory Agreement for the services provided. The Board noted that the sub-advisory fee is paid by the Advisor from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Fund Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that the Advisor receives no compensation under the Subsidiary Advisory Agreement, that the Advisor pays the expenses of the Subsidiary and that no compensation is paid to the Sub-Advisor under the Subsidiary Sub-Advisory Agreement. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the

Other Information (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025 (Unaudited)
Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in the Performance Universe and to that of a benchmark index. The Board noted that during 2024, it approved changes to the Fund’s investment strategy to allow the Fund to invest in Bitcoin ETPs through the Subsidiary. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median and the benchmark index for the one-year period ended December 31, 2024 and underperformed the Performance Universe median and the benchmark index for the three-year period ended December 31, 2024.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisor to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
The Board considered the Sub-Advisor’s statements that the nature of its sub-advisory services to the Fund does not produce economies of scale and that it believes that its expenses relating to providing services to the Fund will remain approximately the same for the next twelve months. The Board noted that the Advisor pays the Sub-Advisor from the unitary fee, that the sub-advisory fee will be reduced consistent with the breakpoints in the unitary fee rate schedule and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of the Sub-Advisor with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered the potential indirect benefits to the Sub-Advisor from being associated with the Advisor and the Fund, and noted the Sub-Advisor’s statements that there are no other benefits derived or that may be derived by the Sub-Advisor or its affiliates from the Sub-Advisor’s relationship with the Advisor and the Fund and that the Sub-Advisor does not use soft dollars. The Board concluded that the character and amount of potential indirect benefits to the Sub-Advisor were not unreasonable.

Other Information (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
August 31, 2025 (Unaudited)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the fiscal year ended August 31, 2025, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

First Trust Multi-Manager Large Growth ETF (MMLG)
Wellington Management Company LLP
Sands Capital Management, LLC

First Trust Multi-Manager Large Growth ETF (MMLG)
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Multi-Manager Large Growth ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
COMMON STOCKS — 97.3%
	Aerospace & Defense — 1.5%
873	Axon Enterprise, Inc. (a)	$652,384
2,056	General Electric Co.	565,811
		1,218,195
	Automobiles — 0.8%
1,824	Tesla, Inc. (a)	608,979
	Banks — 2.3%
107,055	NU Holdings Ltd., Class A (a)	1,584,414
2,630	Wells Fargo & Co.	216,133
		1,800,547
	Beverages — 0.4%
4,905	Monster Beverage Corp. (a)	306,121
	Biotechnology — 0.9%
13,119	Ultragenyx Pharmaceutical, Inc. (a)	393,045
915	Vertex Pharmaceuticals, Inc. (a)	357,784
		750,829
	Broadline Retail — 7.5%
17,962	Amazon.com, Inc. (a)	4,113,298
10,026	Sea Ltd., ADR (a)	1,870,250
		5,983,548
	Building Products — 0.2%
1,342	Builders FirstSource, Inc. (a)	186,109
	Capital Markets — 3.0%
1,570	Ares Management Corp., Class A	281,344
4,623	Interactive Brokers Group, Inc., Class A	287,736
8,457	Intercontinental Exchange, Inc.	1,493,506
2,122	KKR & Co., Inc.	295,998
		2,358,584
	Chemicals — 0.5%
1,127	Sherwin-Williams (The) Co.	412,290
	Commercial Services & Supplies — 0.2%
604	Republic Services, Inc.	141,318
	Communications Equipment — 0.7%
4,254	Arista Networks, Inc. (a)	580,884
	Consumer Finance — 0.4%
1,045	American Express Co.	346,188
	Consumer Staples Distribution & Retail — 0.7%
2,486	BJ’s Wholesale Club Holdings, Inc. (a)	242,833
3,494	Walmart, Inc.	338,848
		581,681
	Electrical Equipment — 0.5%
688	GE Vernova, Inc.	421,723
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 0.8%
3,240	Amphenol Corp., Class A	$352,706
3,035	Coherent Corp. (a)	274,577
		627,283
	Entertainment — 7.2%
3,022	Liberty Media Corp.-Liberty Formula One, Class C (a)	301,898
2,168	Live Nation Entertainment, Inc. (a)	360,950
1,881	Netflix, Inc. (a)	2,272,718
10,622	ROBLOX Corp., Class A (a)	1,323,395
2,193	Spotify Technology S.A. (a)	1,495,363
		5,754,324
	Financial Services — 5.2%
16,501	Block, Inc. (a)	1,314,140
2,078	Mastercard, Inc., Class A	1,237,012
4,549	Visa, Inc., Class A	1,600,247
		4,151,399
	Health Care Equipment & Supplies — 2.0%
3,483	Boston Scientific Corp. (a)	367,457
16,606	Dexcom, Inc. (a)	1,251,096
		1,618,553
	Health Care Technology — 0.4%
1,080	Veeva Systems, Inc., Class A (a)	290,736
	Hotels, Restaurants & Leisure — 3.4%
7,556	Chipotle Mexican Grill, Inc. (a)	318,410
6,637	DoorDash, Inc., Class A (a)	1,627,724
7,014	DraftKings, Inc., Class A (a)	336,532
1,524	Hilton Worldwide Holdings, Inc.	420,715
		2,703,381
	Insurance — 1.1%
3,037	Arthur J. Gallagher & Co.	919,452
	Interactive Media & Services — 7.0%
9,592	Alphabet, Inc., Class A	2,042,233
4,794	Meta Platforms, Inc., Class A	3,541,328
		5,583,561
	IT Services — 3.4%
4,387	Cloudflare, Inc., Class A (a)	915,611
12,905	Shopify, Inc., Class A (a)	1,823,218
		2,738,829
	Machinery — 0.5%
360	Caterpillar, Inc.	150,854
2,901	Ingersoll Rand, Inc.	230,427
		381,281
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 0.4%
26,769	Venture Global, Inc., Class A	$347,997
	Pharmaceuticals — 1.4%
1,503	Eli Lilly & Co.	1,101,068
	Semiconductors & Semiconductor Equipment — 18.9%
1,607	Advanced Micro Devices, Inc. (a)	261,346
12,571	Broadcom, Inc.	3,738,490
590	KLA Corp.	514,480
52,062	NVIDIA Corp.	9,068,159
1,790	QUALCOMM, Inc.	287,707
5,327	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,229,844
		15,100,026
	Software — 20.0%
2,985	AppLovin Corp., Class A (a)	1,428,591
3,739	Atlassian Corp., Class A (a)	664,719
1,524	Cadence Design Systems, Inc. (a)	534,055
8,478	Datadog, Inc., Class A (a)	1,158,773
398	HubSpot, Inc. (a)	192,302
856	Intuit, Inc.	570,952
10,458	Microsoft Corp.	5,298,964
3,928	Oracle Corp.	888,239
1,867	Palantir Technologies, Inc., Class A (a)	292,577
2,363	Palo Alto Networks, Inc. (a)	450,199
1,608	PTC, Inc. (a)	343,308
38,741	Samsara, Inc., Class A (a)	1,400,100
2,660	ServiceNow, Inc. (a)	2,440,444
498	Tyler Technologies, Inc. (a)	280,314
		15,943,537
	Specialized REITs — 0.4%
1,484	American Tower Corp.	302,513
	Specialty Retail — 1.8%
2,656	Carvana Co. (a)	987,819
4,341	O’Reilly Automotive, Inc. (a)	450,075
		1,437,894
	Technology Hardware, Storage & Peripherals — 3.5%
12,088	Apple, Inc.	2,806,108
	Trading Companies & Distributors — 0.3%
1,414	FTAI Aviation Ltd.	217,544
	Total Common Stocks	77,722,482
	(Cost $57,041,050)
Shares	Description	Value
MONEY MARKET FUNDS — 2.7%
2,204,527	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (b)	$2,204,527
	(Cost $2,204,527)

	Total Investments — 100.0%	79,927,009
	(Cost $59,245,577)
	Net Other Assets and Liabilities — (0.0)%	(31,185)
	Net Assets — 100.0%	$79,895,824

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 77,722,482	$ 77,722,482	$ —	$ —
Money Market Funds	2,204,527	2,204,527	—	—
Total Investments	$79,927,009	$79,927,009	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statement of Assets and Liabilities
August 31, 2025

ASSETS:
Investments, at value	$79,927,009
Dividends receivable	26,111
Total Assets	79,953,120

LIABILITIES:
Investment advisory fees payable	57,296
Total Liabilities	57,296
NET ASSETS	$79,895,824

NET ASSETS consist of:
Paid-in capital	$79,996,112
Par value	23,000
Accumulated distributable earnings (loss)	(123,288)
NET ASSETS	$79,895,824
NET ASSET VALUE, per share	$34.74
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,300,002
Investments, at cost	$59,245,577
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statement of Operations
For the Year Ended August 31, 2025

INVESTMENT INCOME:
Dividends	$318,823
Foreign withholding tax	(1,889)
Total investment income	316,934

EXPENSES:
Investment advisory fees	620,350
Total expenses	620,350
NET INVESTMENT INCOME (LOSS)	(303,416)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,479,728)
In-kind redemptions	6,614,381
Net realized gain (loss)	4,134,653
Net change in unrealized appreciation (depreciation) on investments	11,572,506
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,707,159
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,403,743
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statements of Changes in Net Assets

	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(303,416)	$(223,991)
Net realized gain (loss)	4,134,653	(597,257)
Net change in unrealized appreciation (depreciation)	11,572,506	14,513,863
Net increase (decrease) in net assets resulting from operations	15,403,743	13,692,615

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,647,395	25,969,479
Cost of shares redeemed	(21,705,652)	(11,436,094)
Net increase (decrease) in net assets resulting from shareholder transactions	(5,058,257)	14,533,385
Total increase (decrease) in net assets	10,345,486	28,226,000

NET ASSETS:
Beginning of period	69,550,338	41,324,338
End of period	$79,895,824	$69,550,338

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,500,002	1,900,002
Shares sold	550,000	1,050,000
Shares redeemed	(750,000)	(450,000)
Shares outstanding, end of period	2,300,002	2,500,002
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Financial Highlights
For a share outstanding throughout each period

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.82	$21.75	$18.14	$28.27	$21.86
Income from investment operations:
Net investment income (loss)	(0.13) (a)	(0.10) (a)	(0.05) (a)	(0.18)	0.01
Net realized and unrealized gain (loss)	7.05	6.17	3.66	(9.95)	6.46
Total from investment operations	6.92	6.07	3.61	(10.13)	6.47
Distributions paid to shareholders from:
Net investment income	—	—	—	—	(0.04)
Net realized gain	—	—	—	—	(0.02)
Total distributions	—	—	—	—	(0.06)
Net asset value, end of period	$34.74	$27.82	$21.75	$18.14	$28.27
Total return (b)	24.87%	27.91%	19.90%	(35.83)%	29.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$79,896	$69,550	$41,324	$63,478	$171,005
Ratio of total expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.42)%	(0.38)%	(0.29)%	(0.49)%	(0.49)%
Portfolio turnover rate (c)	68%	41%	29%	31%	21%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Multi-Manager Large Growth ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “MMLG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell 1000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024.
As of August 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(217,961)
Accumulated capital and other gain (loss)	(18,354,872)
Net unrealized appreciation (depreciation)	18,449,545
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, the Fund had $18,354,872 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$217,961	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2025, the adjustments for the Fund were as follows:

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$258,682	$(5,690,499)	$5,431,817
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$61,477,464	$22,219,088	$(3,769,543)	$18,449,545
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund’s portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion up to and including $15 billion	0.76500%
Fund net assets greater than $15 billion	0.72250%
The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Wellington Management Company LLP (“Wellington”) and Sands Capital Management, LLC (“Sands Capital”) (each, a “Sub-Advisor” and together, “Sub-

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025
Advisors”), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”). In this capacity, Wellington and Sands Capital are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund’s portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.30% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.30% of the average daily net assets of the portion of the Fund’s assets allocated to that sub-advisor). Each Sub-Advisor’s fees are paid by First Trust out of First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $48,547,491 and $50,052,717, respectively.
For the fiscal year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $16,171,134 and $21,066,343, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Trust Multi-Manager Large Growth ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Trust, on behalf of First Trust Multi-Manager Large Growth ETF (the “Fund”), and First Trust Advisors L.P. (the “Advisor”); the Investment Sub-Advisory Agreement (the “Sands Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Advisor and Sands Capital Management, LLC (“Sands”); and the Investment Sub-Advisory Agreement (the “Wellington Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Advisor and Wellington Management Company LLP (“Wellington”). The Sands Sub-Advisory Agreement and the Wellington Sub-Advisory Agreement are collectively referred to as the “Sub-Advisory Agreements.” Sands and

Other Information (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025 (Unaudited)
Wellington are each referred to as a “Sub-Advisor” and collectively as the “Sub-Advisors.” The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the “Agreements.” The Board approved the continuation of the Agreements for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and each Sub-Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and each Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fees as compared to fees charged to other clients of the Sub-Advisors; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and each Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for each Sub-Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and the Sub-Advisors; and information on the Advisor’s and each Sub-Advisor’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisors. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and each Sub-Advisor continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisors manage the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisors under the Agreements. The Board considered that the Fund is an actively-managed ETF and employs a multi-manager structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisors and the allocation of assets between the Sub-Advisors performed by members of the Advisor’s Investment Committee, as well as the background and experience of the persons responsible for such services. The Board considered that each Sub-Advisor acts as a non-discretionary manager providing model portfolio recommendations to the Advisor, and that the Advisor executes the Fund’s portfolio trades. The Board noted that the Advisor oversees the management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, each Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect to the Sub-Advisory Agreements, the Board noted that the Fund is an actively-managed ETF and the Sub-Advisors actively manage the Fund’s investments. The Board reviewed the materials provided by each Sub-Advisor and considered the services that each Sub-Advisor provides to the Fund, including each Sub-Advisor’s non-discretionary management of the portion of the Fund’s assets

Other Information (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025 (Unaudited)
allocated to it. In considering Wellington’s services to the Fund, the Board noted the background and experience of Wellington’s portfolio management team, including the Board’s prior meetings with members of Wellington’s portfolio management team. In addition to the written materials provided by Sands, at the April 22, 2025 meeting, the Board also received a presentation from a representative of Sands, who discussed the services that Sands provides to the Fund, including its non-discretionary management of the portion of the Fund’s assets allocated to it. In considering Sands’ services to the Fund, the Board noted the background and experience of its portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and each Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor and the Sub-Advisors have managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board noted that the Advisor pays each Sub-Advisor a separate sub-advisory fee from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisors to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisors for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund underperformed the Performance Universe median and benchmark index for the one- and three-year periods ended December 31, 2024. The Board noted the Advisor’s and Sands’ discussion of MMLG’s performance at the April 22, 2025 meeting.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisors are compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and the Sub-Advisors to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent

Other Information (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
August 31, 2025 (Unaudited)
limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft-dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
With respect to the Sands Sub-Advisory Agreement, the Board considered Sands’ statements that it did not believe there are any specific economies of scale in connection with providing sub-advisory services to the Fund that will benefit the Fund’s shareholders and that Sands believes that the sub-advisory fee is appropriate given the services provided to the Fund. The Board noted that the Advisor pays Sands from the unitary fee and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of Sands with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered indirect benefits that may be realized by Sands from its relationship with the Fund, and noted Sands’ statement that, given that the Advisor is responsible for trade execution, no indirect benefits are expected to be derived from its relationship with the Fund. The Board noted that Sands acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential indirect benefits to Sands were not unreasonable.
With respect to the Wellington Sub-Advisory Agreement, the Board considered Wellington’s statement that it believes the sub-advisory fee reflects the economies of scale inherent in providing investment advice to funds similar in size to the Fund, that Wellington believes the fee schedule is competitive given the nature and quality of service provided by Wellington, and that Wellington does not foresee any changes to the fee schedule or expenses over the next twelve months. The Board noted that the Advisor pays Wellington from the unitary fee and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of Wellington with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered indirect benefits that may be realized by Wellington from its relationship with the Fund, and noted Wellington’s statements that it derives no ancillary economic benefits of the type that may accrue to an adviser that also provides distribution and other services, and that although not quantifiable Wellington recognizes the reputational benefit that accrues from its relationship with the Fund and the Advisor. The Board noted that Wellington acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential indirect benefits to Wellington were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
There were no distributions made by MMLG during the Fund’s fiscal year ended August 31, 2025; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Driehaus Capital Management LLC
Stephens Investment Management Group, LLC

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
August 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.6%
	Aerospace & Defense — 9.7%
1,691	AeroVironment, Inc. (a)	$408,123
2,697	Archer Aviation, Inc., Class A (a)	24,138
258	Axon Enterprise, Inc. (a)	192,801
973	BWX Technologies, Inc.	157,665
443	Curtiss-Wright Corp.	211,821
1,292	Embraer S.A., ADR	72,778
316	HEICO Corp., Class A	77,423
7,661	Karman Holdings, Inc. (a)	409,174
6,411	Kratos Defense & Security Solutions, Inc. (a)	422,100
5,986	Leonardo DRS, Inc.	249,377
2,493	Rocket Lab Corp. (a)	121,160
1,466	VSE Corp.	238,078
		2,584,638
	Air Freight & Logistics — 0.4%
2,604	Hub Group, Inc., Class A	97,442
	Automobile Components — 0.9%
1,000	Modine Manufacturing Co. (a)	136,130
744	Visteon Corp.	92,226
		228,356
	Automobiles — 0.2%
486	Thor Industries, Inc.	53,266
	Biotechnology — 7.7%
312	Abivax S.A., ADR (a)	25,281
2,013	Alkermes PLC (a)	58,317
9,087	Amicus Therapeutics, Inc. (a)	68,970
2,594	Apogee Therapeutics, Inc. (a)	94,344
3,308	Arrowhead Pharmaceuticals, Inc. (a)	72,875
3,216	Bridgebio Pharma, Inc. (a)	166,460
4,348	Exelixis, Inc. (a)	162,702
2,920	Halozyme Therapeutics, Inc. (a)	213,598
2,054	Kymera Therapeutics, Inc. (a)	84,625
141	Madrigal Pharmaceuticals, Inc. (a)	61,737
1,824	Merus N.V. (a)	120,092
885	Natera, Inc. (a)	148,901
527	Nuvalent, Inc., Class A (a)	40,358
1,250	Protagonist Therapeutics, Inc. (a)	73,813
1,710	PTC Therapeutics, Inc. (a)	84,354
1,971	Rhythm Pharmaceuticals, Inc. (a)	203,309
2,334	Scholar Rock Holding Corp. (a)	76,205
935	Soleno Therapeutics, Inc. (a)	63,271
2,389	Spyre Therapeutics, Inc. (a)	39,395
Shares	Description	Value

	Biotechnology (Continued)
1,478	Ultragenyx Pharmaceutical, Inc. (a)	$44,281
3,773	Xenon Pharmaceuticals, Inc. (a)	146,053
		2,048,941
	Broadline Retail — 1.5%
1,946	Global-e Online Ltd. (a)	65,113
2,671	Ollie’s Bargain Outlet Holdings, Inc. (a)	338,790
		403,903
	Building Products — 1.0%
1,340	AAON, Inc.	111,153
1,257	Resideo Technologies, Inc. (a)	42,801
1,605	Trex Co., Inc. (a)	98,916
		252,870
	Capital Markets — 1.8%
25	Bullish (a)	1,476
670	Piper Sandler Cos.	223,639
629	StoneX Group, Inc. (a)	64,265
4,537	Virtu Financial, Inc., Class A	190,191
		479,571
	Chemicals — 0.5%
822	Balchem Corp.	133,238
	Commercial Services & Supplies — 0.6%
5,523	Montrose Environmental Group, Inc. (a)	171,544
	Communications Equipment — 1.3%
1,453	Ciena Corp. (a)	136,538
1,669	Lumentum Holdings, Inc. (a)	221,660
		358,198
	Construction & Engineering — 1.7%
1,299	Construction Partners, Inc., Class A (a)	155,750
150	Dycom Industries, Inc. (a)	37,871
251	MYR Group, Inc. (a)	47,005
716	Sterling Infrastructure, Inc. (a)	199,427
		440,053
	Construction Materials — 0.4%
2,515	James Hardie Industries PLC (a)	50,627
735	Knife River Corp. (a)	59,535
		110,162
	Consumer Finance — 3.8%
274	Dave, Inc. (a)	58,422
4,108	Encore Capital Group, Inc. (a)	171,879
14,042	EZCORP, Inc., Class A (a)	234,080
1,694	FirstCash Holdings, Inc.	249,475
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance (Continued)
5,703	LendingClub Corp. (a)	$97,978
2,512	Upstart Holdings, Inc. (a)	184,079
		995,913
	Consumer Staples Distribution & Retail — 0.5%
1,610	Chefs’ Warehouse (The), Inc. (a)	101,655
264	Sprouts Farmers Market, Inc. (a)	37,103
		138,758
	Diversified Consumer Services — 2.0%
802	Adtalem Global Education, Inc. (a)	105,022
1,251	Bright Horizons Family Solutions, Inc. (a)	147,668
623	Grand Canyon Education, Inc. (a)	125,578
944	Stride, Inc. (a)	154,051
		532,319
	Diversified Telecommunication Services — 0.3%
1,730	AST SpaceMobile, Inc. (a)	84,666
	Electrical Equipment — 2.3%
7,975	Amprius Technologies, Inc. (a)	56,543
3,436	Bloom Energy Corp., Class A (a)	181,902
367	Generac Holdings, Inc. (a)	67,987
1,116	NEXTracker, Inc., Class A (a)	75,062
722	NuScale Power Corp. (a)	25,017
720	Powell Industries, Inc.	191,635
		598,146
	Electronic Equipment, Instruments & Components — 4.0%
670	Celestica, Inc. (a)	130,482
1,946	Cognex Corp.	85,507
959	Coherent Corp. (a)	86,761
944	Fabrinet (a)	312,738
4,739	Mirion Technologies, Inc. (a)	97,150
8,139	nLight, Inc. (a)	234,403
250	OSI Systems, Inc. (a)	57,513
1,340	PAR Technology Corp. (a)	68,581
		1,073,135
	Energy Equipment & Services — 2.1%
6,086	Solaris Energy Infrastructure, Inc.	192,257
6,935	TechnipFMC PLC	254,931
1,711	Weatherford International PLC	108,999
		556,187
Shares	Description	Value

	Financial Services — 0.9%
3,983	Paymentus Holdings, Inc., Class A (a)	$155,058
1,656	Toast, Inc., Class A (a)	74,686
		229,744
	Food Products — 0.5%
4,322	Simply Good Foods (The) Co. (a)	123,739
	Health Care Equipment & Supplies — 2.1%
357	Glaukos Corp. (a)	34,208
1,567	Globus Medical, Inc., Class A (a)	96,010
76	Insulet Corp. (a)	25,831
1,744	iRhythm Technologies, Inc. (a)	296,445
916	TransMedics Group, Inc. (a)	105,303
		557,797
	Health Care Providers & Services — 1.7%
673	GeneDx Holdings Corp. (a)	87,147
3,441	Guardant Health, Inc. (a)	231,992
1,352	HealthEquity, Inc. (a)	120,774
		439,913
	Health Care Technology — 0.9%
2,642	HealthStream, Inc.	74,187
5,700	Schrodinger, Inc. (a)	111,207
3,261	Simulations Plus, Inc. (a)	46,209
		231,603
	Hotels, Restaurants & Leisure — 4.5%
756	Cava Group, Inc. (a)	51,068
962	Cheesecake Factory (The), Inc.	59,124
1,888	Dutch Bros, Inc., Class A (a)	135,615
6,661	First Watch Restaurant Group, Inc. (a)	125,493
10,844	Genius Sports Ltd. (a)	138,695
3,587	Life Time Group Holdings, Inc. (a)	100,149
735	Planet Fitness, Inc., Class A (a)	77,028
3,229	Rush Street Interactive, Inc. (a)	72,007
5,460	Sportradar Group AG, Class A (a)	168,932
4,007	Sweetgreen, Inc., Class A (a)	36,464
708	Wingstop, Inc.	232,309
		1,196,884
	Household Durables — 1.1%
935	Installed Building Products, Inc.	244,802
670	Meritage Homes Corp.	52,052
		296,854
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 2.9%
2,494	Accelerant Holdings, Class A (a)	$50,005
801	HCI Group, Inc.	133,535
253	Kinsale Capital Group, Inc.	115,735
2,017	Palomar Holdings, Inc. (a)	248,131
1,529	Ryan Specialty Holdings, Inc.	86,434
1,956	Skyward Specialty Insurance Group, Inc. (a)	94,475
2,727	Slide Insurance Holdings, Inc. (a)	36,487
		764,802
	Life Sciences Tools & Services — 2.5%
2,465	Azenta, Inc. (a)	75,281
4,588	BioLife Solutions, Inc. (a)	114,929
1,744	Bio-Techne Corp.	95,275
632	ICON PLC (a)	112,458
278	Medpace Holdings, Inc. (a)	132,192
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
1,087	Repligen Corp. (a)	132,962
		663,097
	Machinery — 5.0%
980	Crane Co.	181,594
600	Esab Corp.	69,222
692	ESCO Technologies, Inc.	139,030
863	Federal Signal Corp.	106,140
1,223	Flowserve Corp.	65,626
3,851	Gates Industrial Corp. PLC (a)	98,432
836	JBT Marel Corp.	119,791
5,599	Kornit Digital Ltd. (a)	83,649
771	Lindsay Corp.	105,804
594	RBC Bearings, Inc. (a)	231,636
670	SPX Technologies, Inc. (a)	125,364
		1,326,288
	Media — 1.4%
13,812	Magnite, Inc. (a)	358,421
	Metals & Mining — 1.6%
443	Carpenter Technology Corp.	106,710
4,995	Hudbay Minerals, Inc.	59,940
1,365	MP Materials Corp. (a)	97,106
4,924	Pan American Silver Corp.	167,022
		430,778
	Oil, Gas & Consumable Fuels — 3.1%
2,123	Antero Resources Corp. (a)	67,766
1,561	Cameco Corp.	120,806
1,021	Gulfport Energy Corp. (a)	177,684
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
5,321	Magnolia Oil & Gas Corp., Class A	$132,386
15,885	Uranium Energy Corp. (a)	169,811
3,615	Viper Energy, Inc., Class A	144,040
		812,493
	Personal Care Products — 0.7%
3,071	BellRing Brands, Inc. (a)	126,065
1,153	Oddity Tech Ltd., Class A (a)	69,422
		195,487
	Pharmaceuticals — 3.5%
543	Axsome Therapeutics, Inc. (a)	65,855
767	Corcept Therapeutics, Inc. (a)	53,475
6,124	Crinetics Pharmaceuticals, Inc. (a)	189,783
2,815	Edgewise Therapeutics, Inc. (a)	40,395
1,403	Ligand Pharmaceuticals, Inc. (a)	226,879
4,933	Septerna, Inc. (a)	59,689
3,640	Supernus Pharmaceuticals, Inc. (a)	164,237
1,087	Tarsus Pharmaceuticals, Inc. (a)	63,677
7,823	WaVe Life Sciences Ltd. (a)	75,101
		939,091
	Professional Services — 1.3%
2,035	Maximus, Inc.	178,917
23,091	Planet Labs PBC (a)	163,715
		342,632
	Semiconductors & Semiconductor Equipment — 6.4%
1,125	Ambarella, Inc. (a)	92,790
1,981	Astera Labs, Inc. (a)	360,938
2,236	Credo Technology Group Holding Ltd. (a)	275,151
714	Impinj, Inc. (a)	133,854
1,466	Lattice Semiconductor Corp. (a)	97,313
1,836	MACOM Technology Solutions Holdings, Inc. (a)	235,283
1,694	Power Integrations, Inc.	76,399
1,605	Rambus, Inc. (a)	118,401
708	Silicon Laboratories, Inc. (a)	95,120
858	SiTime Corp. (a)	207,353
		1,692,602
	Software — 9.8%
1,049	Agilysys, Inc. (a)	114,467
3,018	AvePoint, Inc. (a)	49,374
2,995	Braze, Inc., Class A (a)	82,961
5,498	Clearwater Analytics Holdings, Inc., Class A (a)	113,644
1,078	Commvault Systems, Inc. (a)	201,203
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
8,918	Core Scientific, Inc. (a)	$127,973
624	CyberArk Software Ltd. (a)	282,834
1,618	Descartes Systems Group (The), Inc. (a)	161,719
3,364	D-Wave Quantum, Inc. (a)	52,546
695	Guidewire Software, Inc. (a)	150,829
499	InterDigital, Inc.	135,583
708	Manhattan Associates, Inc. (a)	152,532
750	Nutanix, Inc., Class A (a)	50,408
3,615	PROS Holdings, Inc. (a)	56,033
2,668	Rubrik, Inc., Class A (a)	238,519
4,601	SentinelOne, Inc., Class A (a)	86,775
2,014	SoundHound AI, Inc., Class A (a)	26,222
859	SPS Commerce, Inc. (a)	94,748
2,856	Tenable Holdings, Inc. (a)	88,308
3,817	Varonis Systems, Inc. (a)	225,279
5,283	Zeta Global Holdings Corp., Class A (a)	103,758
		2,595,715
	Specialty Retail — 3.8%
3,640	Academy Sports & Outdoors, Inc.	194,922
1,924	Boot Barn Holdings, Inc. (a)	342,029
366	Carvana Co. (a)	136,123
1,289	Five Below, Inc. (a)	187,034
6,774	Revolve Group, Inc. (a)	151,534
		1,011,642
	Technology Hardware, Storage & Peripherals — 0.4%
1,529	Pure Storage, Inc., Class A (a)	118,666
	Tobacco — 0.5%
1,273	Turning Point Brands, Inc.	126,663
	Trading Companies & Distributors — 2.3%
776	FTAI Aviation Ltd.	119,388
1,279	SiteOne Landscape Supply, Inc. (a)	183,204
3,589	Titan Machinery, Inc. (a)	71,780
4,725	Xometry, Inc., Class A (a)	233,793
		608,165
	Total Common Stocks	26,404,382
	(Cost $21,488,728)
Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
134,585	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (f)	$134,585
	(Cost $134,585)

	Total Investments — 100.1%	26,538,967
	(Cost $21,623,313)
	Net Other Assets and Liabilities — (0.1)%	(14,165)
	Net Assets — 100.0%	$26,524,802

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At August 31, 2025, securities noted
as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 663,097	$ 663,097	$ —	$ —**
Other Industry Categories*	25,741,285	25,741,285	—	—
Money Market Funds	134,585	134,585	—	—
Total Investments	$26,538,967	$26,538,967	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
August 31, 2025
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statement of Assets and Liabilities
August 31, 2025

ASSETS:
Investments, at value	$26,538,967
Dividends receivable	6,613
Total Assets	26,545,580

LIABILITIES:
Investment advisory fees payable	20,778
Total Liabilities	20,778
NET ASSETS	$26,524,802

NET ASSETS consist of:
Paid-in capital	$23,784,534
Par value	12,000
Accumulated distributable earnings (loss)	2,728,268
NET ASSETS	$26,524,802
NET ASSET VALUE, per share	$22.10
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,200,002
Investments, at cost	$21,623,313
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statement of Operations
For the Year Ended August 31, 2025

INVESTMENT INCOME:
Dividends	$76,085
Foreign withholding tax	(358)
Total investment income	75,727

EXPENSES:
Investment advisory fees	231,427
Total expenses	231,427
NET INVESTMENT INCOME (LOSS)	(155,700)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,131,059)
In-kind redemptions	1,577,928
Net realized gain (loss)	446,869
Net change in unrealized appreciation (depreciation) on investments	2,019,718
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,466,587
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,310,887
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statements of Changes in Net Assets

	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(155,700)	$(54,136)
Net realized gain (loss)	446,869	171,331
Net change in unrealized appreciation (depreciation)	2,019,718	2,103,578
Net increase (decrease) in net assets resulting from operations	2,310,887	2,220,773

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(102,481)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,190,343	13,435,442
Cost of shares redeemed	(5,051,733)	(1,852,772)
Net increase (decrease) in net assets resulting from shareholder transactions	3,138,610	11,582,670
Total increase (decrease) in net assets	5,347,016	13,803,443

NET ASSETS:
Beginning of period	21,177,786	7,374,343
End of period	$26,524,802	$21,177,786

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,050,002	450,002
Shares sold	400,000	700,000
Shares redeemed	(250,000)	(100,000)
Shares outstanding, end of period	1,200,002	1,050,002
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Financial Highlights
For a share outstanding throughout each period

	Year Ended August 31,			Period Ended 8/31/2022 (a)
	2025	2024	2023
Net asset value, beginning of period	$20.17	$16.39	$15.17	$20.19
Income from investment operations:
Net investment income (loss)	(0.13) (b)	(0.09) (b)	(0.08) (b)	(0.08)
Net realized and unrealized gain (loss)	2.15	3.87	1.30	(4.94)
Total from investment operations	2.02	3.78	1.22	(5.02)
Distributions paid to shareholders from:
Net investment income	(0.09)	—	—	—
Net asset value, end of period	$22.10	$20.17	$16.39	$15.17
Total return (c)	10.02%	23.06%	8.04%	(24.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,525	$21,178	$7,374	$1,517
Ratio of total expenses to average net assets	0.95%	0.95%	0.95%	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.64)%	(0.47)%	(0.54)%	(0.55)% (d)
Portfolio turnover rate (e)	84%	86%	79%	74%

(a)	Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MMSC” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Restricted Securities
As of August 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended August 31, 2025 and 2024 was as follows:

Distributions paid from:	2025	2024
Ordinary income	$102,481	$—
Capital gains	—	—
Return of capital	—	—
As of August 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(1,702,454)
Net unrealized appreciation (depreciation)	4,430,722
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 and taxable years ended 2023, 2024, and 2025 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, the Fund had $1,702,454 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2025, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$265,320	$(1,476,468)	$1,211,148
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$22,108,245	$5,941,370	$(1,510,648)	$4,430,722
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund’s portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025
Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion up to and including $15 billion	0.85500%
Fund net assets greater than $15 billion	0.80750%
The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Driehaus Capital Management LLC (“DCM”) and Stephens Investment Management Group, LLC (“SIMG”) (each, a “Sub-Advisor” and together, “Sub-Advisors”), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”). In this capacity, DCM and SIMG are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund’s portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.35% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.35% of the average daily net assets of the portion of the Fund’s assets allocated to that sub-advisor). Each Sub-Advisor’s fees are paid by First Trust out of First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $20,267,009 and $20,518,262, respectively.
For the fiscal year ended August 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $8,114,687 and $5,016,340, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025
trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for the years ended August 31, 2025, 2024, and 2023, and for the period from October 13, 2021 (commencement of investment operations) through August 31, 2022, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended August 31, 2025, 2024, and 2023, and for the period from October 13, 2021 (commencement of investment operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 21, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Trust, on behalf of First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), and First Trust Advisors L.P. (the “Advisor”), and the Investment Sub-Advisory Agreement (the “Driehaus Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Advisor and Driehaus Capital Management LLC (“Driehaus”). Driehaus and Stephens Investment Management Group, LLC (“SIMG”) are each referred to as a “Sub-Advisor” and collectively as the “Sub-Advisors.” The Advisory Agreement and the Driehaus Sub-Advisory Agreement are collectively referred to as the “Agreements.” The Board approved the continuation of the Agreements for a one-year

Other Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025 (Unaudited)
period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and Driehaus responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor and Driehaus to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the sub-advisory fee payable to Driehaus as compared to fees charged to other clients of Driehaus; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor and Driehaus to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for Driehaus; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”), and Driehaus; and information on the Advisor’s and Driehaus’s compliance programs. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and Driehaus. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and Driehaus continue to be reasonable business arrangements from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisors manage the Fund and knowing the Fund’s unitary fee.
The Board noted that it had approved the continuation of the Investment Sub-Advisory Agreement (the “Current SIMG Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Advisor and SIMG, and a new Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and SIMG, to take effect upon the termination of the Current SIMG Sub-Advisory Agreement as a result of an expected change of control of SIMG that would operate as an “assignment” of the Current SIMG Sub-Advisory Agreement, at the April 22, 2025 meeting. Accordingly, the Board did not consider the renewal of the Current SIMG Sub-Advisory Agreement at the June 8–9, 2025 meeting.
In reviewing the Agreements, the Board considered the nature, extent and quality of the services provided by the Advisor and the Sub-Advisors under the Agreements. The Board considered that the Fund is an actively-managed ETF and employs a multi-manager structure. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisors and the allocation of assets between the Sub-Advisors performed by members of the Advisor’s Investment Committee, as well as the background and experience of the persons responsible for such services. The Board considered that each Sub-Advisor acts as a non-discretionary manager providing model portfolio recommendations to the Advisor, and that the Advisor executes the Fund’s portfolio trades. The Board noted that the Advisor oversees the management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, each Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. With respect

Other Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025 (Unaudited)
to the Driehaus Sub-Advisory Agreement, the Board noted that the Fund is an actively-managed ETF and Driehaus actively manages a portion of the Fund’s investments. The Board reviewed the materials provided by Driehaus and considered the services that Driehaus provides to the Fund, including Driehaus’ non-discretionary management of the portion of the Fund’s assets allocated to it. In considering Driehaus’ services to the Fund, the Board noted the background and experience of Driehaus’ portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor and Driehaus under the Agreements have been and are expected to remain satisfactory and that the Advisor and Driehaus have managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services provided. The Board noted that the Advisor pays each Sub-Advisor a separate sub-advisory fee from the unitary fee. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and Driehaus to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor and the Sub-Advisors for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median and the benchmark index for the one-year period ended December 31, 2024, outperformed the Performance Universe median for the three-year period ended December 31, 2024, and underperformed the benchmark index for the three-year period ended December 31, 2024.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund (out of which the Sub-Advisors are compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor and Driehaus to the Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the

Other Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025 (Unaudited)
Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft-dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
With respect to the Driehaus Sub-Advisory Agreement, the Board considered Driehaus’ statements that it expects to earn a reasonable profit from its advisory relationship with the Fund after the allocation of overhead costs primarily due to having other client accounts that employ the same strategy as the Fund to scale fixed costs, but that Driehaus does not expect any sustained and meaningful economies of scale related to its relationship with the Fund in the near term, and that it believes the sub-advisory fee is appropriate. The Board noted that the Advisor pays Driehaus from the unitary fee and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of Driehaus with respect to the Fund. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board considered indirect benefits that may be realized by Driehaus from its relationship with the Fund, and noted Driehaus’ statement that it does not expect any other benefits to be derived from its relationship with the Advisor and the Fund. The Board noted that Driehaus acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential indirect benefits to Driehaus were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
CONTINUATION OF CURRENT SIMG SUB-ADVISORY AGREEMENT
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) among the Trust, on behalf of First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), First Trust Advisors L.P. (the “Advisor”) and Stephens Investment Management Group, LLC (“SIMG”) at a meeting held on April 22, 2025. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At the meeting held on April 22, 2025, the Board, including the Independent Trustees, reviewed materials provided by SIMG responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by SIMG to the Fund (including the relevant personnel responsible for these services and their experience); the sub-advisory fee rate as compared to fees charged to other clients of SIMG; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge Financial Solutions, Inc., an independent source; the nature of expenses incurred in providing services to the Fund and the potential for SIMG to realize economies of scale, if any; financial data for SIMG; any indirect benefits to SIMG; and information on SIMG’s compliance program. The Board reviewed the materials at the meeting held on April 22, 2025. The Independent Trustees and their counsel also met separately to discuss the information provided by SIMG prior to and during the April meeting. The Board applied its business judgment to determine whether the arrangement among the Trust, the Advisor and SIMG continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that SIMG is a sub-advisor to the Fund.
In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by SIMG under the Agreement. The Board considered that the Fund is an actively-managed ETF and employs a multi-manager structure. The Board considered that SIMG acts as a non-discretionary manager providing model portfolio recommendations to the Advisor, and that the Advisor executes the Fund’s portfolio trades. The Board reviewed the materials provided by SIMG and noted the background and

Other Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025 (Unaudited)
experience of SIMG’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Fund by SIMG under the Agreement have been and are expected to remain satisfactory.
The Board considered the sub-advisory fee rate paid by the Advisor to SIMG from the Advisor’s unitary fee. The Board received and reviewed information showing the advisory fee rates charged by SIMG to other similar fund and non-fund clients, noting that the sub-advisory fee rate was lower than the fees charged by SIMG to other similar clients.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median and the benchmark index for the one-year period ended December 31, 2024, outperformed the Performance Universe median for the three-year period ended December 31, 2024, and underperformed the benchmark index for the three-year period ended December 31, 2024.
On the basis of all the information provided on the sub-advisory fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the sub-advisory fee continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by SIMG under the Agreement.
The Board considered SIMG’s statements that it believes the sub-advisory fee reflects economies of scale for the benefit of the Fund’s investors, that it does not anticipate additional economies of scale in the near future, that it believes its expenses related to providing services to the Fund will remain approximately the same over the next twelve months, and that it believes the sub-advisory fee is appropriate in light of any economies of scale. The Board noted that the Advisor pays SIMG from the unitary fee and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of SIMG with respect to the Fund. The Board considered indirect benefits that may be realized by SIMG from its relationship with the Fund, and noted SIMG’s description of marketing and related benefits it expects to receive from its relationship with the Advisor and the Fund. The Board noted that SIMG acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential indirect benefits to SIMG were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
APPROVAL OF NEW SIMG SUB-ADVISORY AGREEMENT
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved a new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) among the Trust, on behalf of First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), First Trust Advisors L.P. (the “Advisor”) and Stephens Investment Management Group, LLC (“SIMG”) at a meeting held on April 22, 2025. The Board determined that the approval of the New Sub-Advisory Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
SIMG currently serves as an investment sub-advisor to the Fund pursuant to an Investment Sub-Advisory Agreement (the “Prior Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Advisor and SIMG. In March 2025, the Board was informed that Mr. Warren Stephens, the sole owner of Stephens Investments Holdings LLC (“SIH”), the parent company of SIMG, intended to transfer a total of 75% of his ownership and voting interests in SIH, in equal shares, to trusts controlled by each of his three adult children (the “Transaction”). The Board was also informed that the closing of the Transaction, which was expected to occur in 2025, would operate as an “assignment” of the Prior Sub-Advisory Agreement under the Investment Company Act of 1940, as amended (the “1940 Act”) and, as a result, the Prior Sub-Advisory Agreement would terminate pursuant to its terms and the requirements of the 1940 Act. The New Sub-Advisory Agreement was proposed to the Board to take effect upon the termination of the Prior Sub-Advisory Agreement to provide for SIMG’s continuous service as an investment sub-advisor to the Fund. In considering the New Sub-Advisory Agreement, the Board considered that the Advisor was relying on an exemptive order issued by the Securities and Exchange Commission (the “SEC”) to the Advisor and the Trust and certain no-action assurances issued by the SEC staff that permit the

Other Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025 (Unaudited)
Advisor, subject to approval by the Board, to enter into new sub-advisory agreements for the Fund without obtaining shareholder approval. The Board also considered that it approved the continuation of the Prior Sub-Advisory Agreement at the April 22, 2025 Board meeting.
To reach its determination to approve the New Sub-Advisory Agreement, the Board considered its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At the meeting held on April 22, 2025, the Board, including the Independent Trustees, reviewed materials provided by SIMG responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the structure and details of the Transaction and expected impact on SIMG; the services provided by SIMG to the Fund (including the relevant personnel responsible for these services and their experience); the sub-advisory fee rate as compared to fees charged to other clients of SIMG; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge Financial Solutions, Inc., an independent source; the nature of expenses incurred in providing services to the Fund and the potential for SIMG to realize economies of scale, if any; financial data for SIMG; any indirect benefits to SIMG; and information on SIMG’s compliance program. The Board reviewed the materials at the meeting held on April 22, 2025. The Independent Trustees and their counsel also met separately to discuss the information provided by SIMG prior to and during the April meeting. The Board applied its business judgment to determine whether the arrangement among the Trust, the Advisor and SIMG would be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the New Sub-Advisory Agreement, the Board had received sufficient information to approve the New Sub-Advisory Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that SIMG is a sub-advisor to the Fund.
In reviewing the New Sub-Advisory Agreement, the Board considered the nature, extent and quality of the services to be provided by SIMG under the New Sub-Advisory Agreement, which are not expected to change from the services provided under the Prior Sub-Advisory Agreement. The Board considered that the Fund is an actively-managed ETF and employs a multi-manager structure. The Board considered that SIMG acts as a non-discretionary manager providing model portfolio recommendations to the Advisor, and that the Advisor executes the Fund’s portfolio trades. The Board reviewed the materials provided by SIMG and noted the background and experience of SIMG’s portfolio management team, including the Board’s prior meetings with members of the portfolio management team. The Board noted that there would be no changes to SIMG’s portfolio management team as a result of the Transaction. The Board noted SIMG’s statement that there would be no diminution in the nature, quality or extent of services provided by SIMG to the Fund as a result of the Transaction. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by SIMG under the New Sub-Advisory Agreement are expected to be satisfactory.
The Board considered the sub-advisory fee rate to be payable under the New Sub-Advisory Agreement, noting that it would be the same sub-advisory fee rate paid under the Prior Sub-Advisory Agreement. The Board noted that the sub-advisory fee would continue to be paid by the Advisor to SIMG from the Advisor’s unitary fee. The Board received and reviewed information showing the advisory fee rates charged by SIMG to other similar fund and non-fund clients, noting that the sub-advisory fee rate was lower than the fees charged by SIMG to other similar clients.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in the Performance Universe and to that of a benchmark index. Based on the information provided, the Board noted that the Fund outperformed the Performance Universe median and the benchmark index for the one-year period ended December 31, 2024, outperformed the Performance Universe median for the three-year period ended December 31, 2024, and underperformed the benchmark index for the three-year period ended December 31, 2024.
On the basis of all the information provided on the sub-advisory fee rate and the performance of the Fund and the ongoing oversight by the Board, the Board concluded that the sub-advisory fee rate is reasonable and appropriate in light of the nature, extent and quality of the services expected to be provided by SIMG under the New Sub-Advisory Agreement.

Other Information (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
August 31, 2025 (Unaudited)
The Board considered SIMG’s statements that it believes the sub-advisory fee reflects economies of scale for the benefit of the Fund’s investors, that it does not anticipate additional economies of scale in the near future, that it believes its expenses related to providing services to the Fund will remain approximately the same over the next twelve months, and that it believes the sub-advisory fee is appropriate in light of any economies of scale. The Board noted that the Advisor would pay SIMG from the unitary fee and its understanding that the Fund’s sub-advisory fee was the product of an arm’s length negotiation. The Board did not review the profitability of SIMG with respect to the Fund. The Board considered indirect benefits that may be realized by SIMG from its relationship with the Fund, and noted SIMG’s description of marketing and related benefits it expects to receive from its relationship with the Advisor and the Fund. The Board noted that SIMG acts as a non-discretionary manager providing model portfolio recommendations to the Advisor and does not provide trade execution services to the Fund. The Board concluded that the character and amount of potential indirect benefits to SIMG were not expected to be unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the New Sub-Advisory Agreement are fair and reasonable and that the approval of the New Sub-Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
For the taxable year ended August 31, 2025, the following percentages of income dividends paid by the Fund qualify for the dividends received deduction available to corporations and are hereby designated as qualified dividend income:

Dividends Received Deduction	Qualified Dividend Income
37.91%	41.78%

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

First Trust Smith Opportunistic Fixed Income ETF (FIXD) (formerly known as First Trust TCW Opportunistic Fixed Income ETF)
First Trust Smith Unconstrained Bond ETF (UCON) (formerly known as First Trust TCW Unconstrained Plus Bond ETF)

First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
August 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 37.2%
	Aerospace/Defense — 5.8%
$3,208,000	BAE Systems Holdings, Inc. (a)	3.85%	12/15/25	$3,201,665
9,170,000	Boeing (The) Co.	2.20%	02/04/26	9,083,309
15,935,000	Boeing (The) Co.	6.53%	05/01/34	17,461,134
2,030,000	Boeing (The) Co.	5.81%	05/01/50	1,953,485
30,693,000	Boeing (The) Co.	7.01%	05/01/64	34,039,524
9,115,000	General Dynamics Corp.	4.95%	08/15/35	9,215,448
8,518,000	General Electric Co.	4.90%	01/29/36	8,559,408
25,125,000	L3Harris Technologies, Inc.	5.35%	06/01/34	25,761,019
17,995,000	Lockheed Martin Corp.	5.00%	08/15/35	18,116,411
25,000,000	Northrop Grumman Corp.	5.25%	07/15/35	25,574,679
30,420,000	RTX Corp.	6.10%	03/15/34	33,037,219
5,000,000	TransDigm, Inc. (a)	6.75%	08/15/28	5,146,437
1,934,000	TransDigm, Inc. (a)	6.00%	01/15/33	1,957,096
				193,106,834
	Agriculture — 0.7%
16,726,000	Bunge Ltd. Finance Corp.	4.55%	08/04/30	16,821,841
4,995,000	Bunge Ltd. Finance Corp.	5.15%	08/04/35	5,010,306
				21,832,147
	Apparel — 0.3%
10,100,000	VF Corp.	2.95%	04/23/30	8,818,821
	Auto Manufacturers — 2.2%
2,447,000	Ford Motor Credit Co. LLC	3.38%	11/13/25	2,439,091
5,000,000	Ford Motor Credit Co. LLC	4.39%	01/08/26	4,992,221
10,000,000	Ford Motor Credit Co. LLC	6.80%	05/12/28	10,388,154
36,225,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	36,528,575
6,650,000	General Motors Co.	5.63%	04/15/30	6,870,939
12,255,000	General Motors Co.	6.25%	04/15/35	12,709,467
				73,928,447
	Auto Parts & Equipment — 0.1%
4,358,000	Goodyear Tire & Rubber (The) Co.	6.63%	07/15/30	4,436,963
	Banks — 6.0%
2,000,000	Bank of America Corp. (b)	2.59%	04/29/31	1,850,089
5,265,000	Bank of America Corp. (b)	1.92%	10/24/31	4,651,104
1,800,000	Bank of America Corp. (b)	5.29%	04/25/34	1,846,953
720,000	Bank of America Corp. (b)	5.47%	01/23/35	744,230
920,000	Bank of America Corp. (b)	5.51%	01/24/36	948,221
1,820,000	Bank of America Corp. (b)	5.74%	02/12/36	1,865,373
4,110,000	Citigroup, Inc. (b)	2.98%	11/05/30	3,884,955
6,465,000	Citigroup, Inc. (b)	5.33%	03/27/36	6,535,610
5,490,000	First Citizens BancShares, Inc. (b)	5.23%	03/12/31	5,570,605
20,590,000	First Citizens BancShares, Inc. (b)	6.25%	03/12/40	20,728,632
1,790,000	Goldman Sachs Bank USA (b)	5.28%	03/18/27	1,798,386
860,000	Goldman Sachs Group (The), Inc. (b)	1.43%	03/09/27	846,730
18,965,000	Goldman Sachs Group (The), Inc. (b)	1.54%	09/10/27	18,430,245
1,785,000	Goldman Sachs Group (The), Inc. (b)	5.22%	04/23/31	1,843,439
1,760,000	Goldman Sachs Group (The), Inc. (b)	5.85%	04/25/35	1,856,602
8,020,000	Goldman Sachs Group (The), Inc. (b)	5.02%	10/23/35	7,972,876
775,000	Goldman Sachs Group (The), Inc. (b)	5.54%	01/28/36	799,469
1,650,000	JPMorgan Chase & Co. (b)	1.05%	11/19/26	1,638,023
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,895,000	JPMorgan Chase & Co. (b)	1.04%	02/04/27	$1,868,563
1,765,000	JPMorgan Chase & Co. (b)	5.57%	04/22/28	1,803,092
2,625,000	JPMorgan Chase & Co. (b)	4.01%	04/23/29	2,615,462
1,445,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	1,367,071
1,855,000	JPMorgan Chase & Co. (b)	1.95%	02/04/32	1,631,377
2,260,000	JPMorgan Chase & Co. (b)	2.55%	11/08/32	2,015,753
1,800,000	JPMorgan Chase & Co. (b)	5.34%	01/23/35	1,849,586
2,045,000	JPMorgan Chase & Co. (b)	4.95%	10/22/35	2,034,194
1,300,000	JPMorgan Chase & Co. (b)	5.50%	01/24/36	1,342,898
1,780,000	JPMorgan Chase & Co. (b)	5.57%	04/22/36	1,851,300
4,011,000	JPMorgan Chase & Co. (b)	5.58%	07/23/36	4,101,276
495,000	Morgan Stanley (b)	0.99%	12/10/26	490,201
610,000	Morgan Stanley (b)	1.51%	07/20/27	595,045
6,500,000	Morgan Stanley (b)	1.93%	04/28/32	5,646,349
3,340,000	Morgan Stanley (b)	6.63%	11/01/34	3,709,137
1,255,000	Morgan Stanley (b)	5.83%	04/19/35	1,325,037
5,010,000	Morgan Stanley (b)	5.59%	01/18/36	5,182,021
11,555,000	Morgan Stanley (b)	5.66%	04/17/36	12,032,229
2,365,000	PNC Financial Services Group (The), Inc. (b)	6.88%	10/20/34	2,656,370
8,525,000	Regions Financial Corp. (b)	5.50%	09/06/35	8,657,511
14,866,000	Synovus Financial Corp. (b)	6.17%	11/01/30	15,469,279
2,925,000	US Bancorp (b)	4.84%	02/01/34	2,908,373
6,415,000	Wells Fargo & Co. (b)	5.24%	01/24/31	6,628,626
8,165,000	Wells Fargo & Co. (b)	5.39%	04/24/34	8,405,190
855,000	Wells Fargo & Co. (b)	5.21%	12/03/35	862,549
18,390,000	Wells Fargo & Co. (b)	5.61%	04/23/36	19,100,668
				199,960,699
	Biotechnology — 0.4%
14,345,000	Amgen, Inc.	5.25%	03/02/33	14,731,239
	Chemicals — 0.4%
3,918,000	Ecolab, Inc.	5.00%	09/01/35	3,947,475
7,500,000	EIDP, Inc.	5.13%	05/15/32	7,700,607
				11,648,082
	Commercial Services — 0.2%
6,800,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	7,218,628
	Computers — 0.4%
10,765,000	Leidos, Inc.	5.40%	03/15/32	11,127,427
3,645,000	Leidos, Inc.	5.50%	03/15/35	3,732,871
				14,860,298
	Diversified Financial Services — 2.3%
2,500,000	Air Lease Corp.	4.63%	10/01/28	2,527,734
2,801,000	American Express Co. (b)	4.35%	07/20/29	2,815,920
3,640,000	American Express Co. (b)	5.28%	07/26/35	3,718,535
3,685,000	American Express Co. (b)	5.67%	04/25/36	3,852,050
5,360,000	Charles Schwab (The) Corp., SOFR Compounded Index + 1.05% (c)	5.41%	03/03/27	5,401,964
8,350,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	8,547,464
8,300,000	Citadel Securities Global Holdings LLC (a)	6.20%	06/18/35	8,528,613
20,810,000	Jane Street Group / JSG Finance, Inc. (a)	7.13%	04/30/31	21,755,357
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services (Continued)
$2,709,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	$2,723,472
8,875,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	9,176,626
7,850,000	TPG Operating Group II, L.P.	5.38%	01/15/36	7,818,126
				76,865,861
	Electric — 0.4%
9,155,000	Calpine Corp. (a)	4.50%	02/15/28	9,072,935
2,185,000	Oncor Electric Delivery Co. LLC (a)	5.35%	04/01/35	2,247,614
2,581,000	Vistra Operations Co. LLC (a)	5.50%	09/01/26	2,578,842
				13,899,391
	Entertainment — 0.9%
8,310,000	Vail Resorts, Inc. (a)	5.63%	07/15/30	8,425,966
5,092,000	Warnermedia Holdings, Inc.	4.05%	03/15/29	4,841,397
6,239,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	5,388,156
8,851,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	5,970,575
10,239,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	6,384,631
				31,010,725
	Food — 2.6%
19,350,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	6.50%	02/15/28	19,736,226
2,288,000	Flowers Foods, Inc.	5.75%	03/15/35	2,331,955
33,350,000	Kroger (The) Co.	5.00%	09/15/34	33,257,903
5,370,000	Mars, Inc. (a)	4.80%	03/01/30	5,474,234
3,620,000	Mars, Inc. (a)	5.20%	03/01/35	3,655,822
8,670,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	9,148,081
11,725,000	Pilgrim’s Pride Corp.	6.88%	05/15/34	12,853,109
				86,457,330
	Healthcare-Products — 1.4%
11,500,000	Alcon Finance Corp. (a)	5.38%	12/06/32	11,905,105
11,375,000	GE HealthCare Technologies, Inc.	5.50%	06/15/35	11,684,665
7,085,000	Solventum Corp.	5.45%	03/13/31	7,418,617
14,380,000	Solventum Corp.	5.60%	03/23/34	14,940,693
				45,949,080
	Healthcare-Services — 1.1%
2,943,000	HCA, Inc.	2.38%	07/15/31	2,595,357
7,285,000	HCA, Inc.	5.45%	09/15/34	7,380,903
25,160,000	HCA, Inc.	5.75%	03/01/35	25,893,622
4,689,300	ModivCare, Inc. (d) (e)	5.00%	10/01/29	169,987
				36,039,869
	Household Products/Wares — 0.0%
637,000	Spectrum Brands, Inc. (a)	3.88%	03/15/31	512,785
	Insurance — 0.6%
8,365,000	Brown & Brown, Inc.	5.55%	06/23/35	8,530,906
8,313,000	Brown & Brown, Inc.	6.25%	06/23/55	8,510,891
4,645,000	Metropolitan Life Global Funding I (a)	3.45%	12/18/26	4,607,715
				21,649,512
	Lodging — 0.0%
956,000	Station Casinos LLC (a)	4.50%	02/15/28	942,889
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Machinery-Diversified — 0.2%
$5,155,000	Chart Industries, Inc. (a)	7.50%	01/01/30	$5,409,343
	Media — 2.3%
8,049,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	7,988,476
2,670,000	Cox Enterprises, Inc. (a)	7.38%	07/15/27	2,804,102
4,139,000	Discovery Communications LLC	4.13%	05/15/29	3,923,524
5,425,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	5,422,509
9,440,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	9,272,386
18,580,000	Paramount Global	4.20%	05/19/32	17,352,485
29,110,000	Paramount Global	4.95%	05/19/50	22,744,662
7,260,000	Sirius XM Radio LLC (a)	5.00%	08/01/27	7,231,769
1,297,000	Sirius XM Radio LLC (a)	3.88%	09/01/31	1,167,242
				77,907,155
	Oil & Gas — 1.6%
2,903,000	HF Sinclair Corp.	5.00%	02/01/28	2,905,495
4,135,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	6.25%	11/01/28	4,159,318
10,687,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	7.25%	02/15/35	10,434,897
5,442,000	Occidental Petroleum Corp.	7.88%	09/15/31	6,146,365
8,140,000	Ovintiv, Inc.	6.50%	08/15/34	8,575,445
4,960,000	Permian Resources Operating LLC (a)	9.88%	07/15/31	5,400,279
8,885,000	Permian Resources Operating LLC (a)	7.00%	01/15/32	9,217,610
1,999,000	Permian Resources Operating LLC (a)	6.25%	02/01/33	2,037,529
3,394,000	Viper Energy Partners LLC	5.70%	08/01/35	3,405,183
				52,282,121
	Packaging & Containers — 0.0%
1,067,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	1,124,675
	Pharmaceuticals — 0.2%
5,888,000	CVS Health Corp.	6.20%	09/15/55	5,799,503
	Pipelines — 1.8%
491,000	Buckeye Partners, L.P. (a)	4.50%	03/01/28	483,592
7,150,000	Buckeye Partners, L.P. (a)	6.88%	07/01/29	7,414,750
8,500,000	Cheniere Energy Partners, L.P. (a)	5.55%	10/30/35	8,582,134
7,385,000	Energy Transfer, L.P.	6.20%	04/01/55	7,171,123
3,156,000	Flex Intermediate Holdco LLC (a)	3.36%	06/30/31	2,889,388
3,275,000	Kinetik Holdings, L.P. (a)	6.63%	12/15/28	3,371,422
10,600,000	MPLX, L.P.	6.20%	09/15/55	10,311,104
7,046,000	NuStar Logistics, L.P.	6.38%	10/01/30	7,299,811
11,943,000	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.	6.88%	01/15/29	12,177,501
				59,700,825
	Private Equity — 0.3%
9,830,000	KKR & Co., Inc.	5.10%	08/07/35	9,757,439
	Real Estate — 0.4%
4,105,000	CoStar Group, Inc. (a)	2.80%	07/15/30	3,766,070
8,945,000	Cushman & Wakefield U.S. Borrower LLC (a)	6.75%	05/15/28	9,038,842
				12,804,912
	Real Estate Investment Trusts — 0.4%
3,630,000	Iron Mountain, Inc. (a)	5.25%	03/15/28	3,623,668
8,445,000	VICI Properties, L.P.	5.13%	05/15/32	8,478,028
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$1,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	$976,689
1,570,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.13%	08/15/30	1,517,131
				14,595,516
	Retail — 0.5%
8,460,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	8,928,362
9,010,000	Starbucks Corp.	5.40%	05/15/35	9,225,036
				18,153,398
	Semiconductors — 1.2%
6,033,000	Broadcom, Inc.	5.20%	07/15/35	6,090,300
865,000	Foundry JV Holdco LLC (a)	5.50%	01/25/31	898,842
12,440,000	Foundry JV Holdco LLC (a)	6.10%	01/25/36	13,030,276
12,305,000	Foundry JV Holdco LLC (a)	6.30%	01/25/39	13,024,871
7,950,000	Intel Corp.	3.25%	11/15/49	4,968,189
2,165,000	Intel Corp.	5.60%	02/21/54	1,970,450
				39,982,928
	Software — 1.3%
8,935,000	Fair Isaac Corp. (a)	6.00%	05/15/33	9,077,227
2,932,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	2,146,663
4,714,000	Roper Technologies, Inc.	5.10%	09/15/35	4,704,369
8,960,000	Synopsys, Inc.	4.85%	04/01/30	9,141,907
5,430,000	Synopsys, Inc.	5.15%	04/01/35	5,479,414
5,465,000	VMware LLC	4.70%	05/15/30	5,536,677
6,400,000	VMware LLC	2.20%	08/15/31	5,616,862
				41,703,119
	Telecommunications — 0.9%
16,750,000	Motorola Solutions, Inc.	5.55%	08/15/35	17,281,453
915,000	T-Mobile USA, Inc.	3.75%	04/15/27	909,502
5,905,000	T-Mobile USA, Inc.	5.13%	05/15/32	6,052,202
1,315,000	T-Mobile USA, Inc.	5.05%	07/15/33	1,328,906
3,625,000	T-Mobile USA, Inc.	4.70%	01/15/35	3,515,319
				29,087,382
	Water — 0.3%
10,820,000	American Water Capital Corp.	5.25%	03/01/35	11,014,179
	Total Corporate Bonds and Notes			1,243,192,095
	(Cost $1,222,117,631)
U.S. GOVERNMENT BONDS AND NOTES — 29.8%
172,743,000	U.S. Treasury Bond	4.75%	02/15/45	170,232,828
71,052,000	U.S. Treasury Bond	4.63%	02/15/55	67,743,641
50,679,000	U.S. Treasury Bond	4.75%	05/15/55	49,317,002
36,551,857	U.S. Treasury Inflation Indexed Bond (f)	1.63%	10/15/29	37,507,261
91,437,445	U.S. Treasury Inflation Indexed Bond (f)	2.13%	01/15/35	94,016,955
103,298,000	U.S. Treasury Note	4.13%	10/31/29	105,184,399
105,350,000	U.S. Treasury Note	4.13%	11/30/29	107,296,506
80,411,000	U.S. Treasury Note	4.00%	05/31/30	81,538,639
34,795,000	U.S. Treasury Note	3.88%	06/30/30	35,084,505
4,345,000	U.S. Treasury Note	3.88%	07/31/30	4,380,643
124,267,000	U.S. Treasury Note	4.00%	04/30/32	125,009,689
16,999,000	U.S. Treasury Note	4.00%	06/30/32	17,089,307
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$84,378,000	U.S. Treasury Note	4.25%	05/15/35	$84,661,458
14,862,000	U.S. Treasury Note	4.25%	08/15/35	14,893,350
	Total U.S. Government Bonds and Notes			993,956,183
	(Cost $984,183,784)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.5%
	Collateralized Mortgage Obligations — 1.0%
	Federal Home Loan Mortgage Corporation
301,325	Series 4656, Class EZ	4.00%	02/15/47	288,870
13,790,798	Series 5473, Class BF, 30 Day Average SOFR + 1.30% (c)	5.65%	11/25/54	13,859,376
	Federal National Mortgage Association
1,261,893	Series 2012-20, Class ZT	3.50%	03/25/42	1,203,298
1,416,521	Series 2012-84, Class VZ	3.50%	08/25/42	1,359,163
141,635	Series 2018-38, Class PA	3.50%	06/25/47	139,460
501,810	Series 2018-43, Class CT	3.00%	06/25/48	449,265
	Government National Mortgage Association
136,793	Series 2018-115, Class DE	3.50%	08/20/48	126,881
148,017	Series 2018-124, Class NW	3.50%	09/20/48	136,781
12,735,858	Series 2018-78, Class NZ	3.50%	06/20/48	11,714,529
3,042,000	Series 2019-1, Class KD	3.50%	01/20/49	2,745,780
268,136	Series 2019-119, Class JE	3.00%	09/20/49	240,382
261,286	Series 2019-12, Class QA	3.50%	09/20/48	252,096
820,342	Series 2024-30, Class CF, 30 Day Average SOFR + 1.25% (c)	5.60%	02/20/54	824,340
				33,340,221
	Pass-Through Securities — 22.5%
	Federal Home Loan Mortgage Corporation
1,161,485	Pool G08715	3.00%	08/01/46	1,039,862
265,030	Pool G08726	3.00%	10/01/46	237,113
639,219	Pool G08732	3.00%	11/01/46	571,805
382,371	Pool G08750	3.00%	03/01/47	341,894
233,433	Pool G08788	3.50%	11/01/47	215,526
767,803	Pool G08792	3.50%	12/01/47	708,385
997,223	Pool G60038	3.50%	01/01/44	938,198
262,940	Pool G60080	3.50%	06/01/45	245,798
531,763	Pool G60344	4.00%	12/01/45	510,171
528,666	Pool G60582	3.50%	05/01/46	492,019
498,862	Pool G60658	3.50%	07/01/46	463,509
221,391	Pool G61556	3.50%	08/01/48	204,900
1,547,098	Pool G61748	3.50%	11/01/48	1,432,820
520,348	Pool G67700	3.50%	08/01/46	483,454
4,319,595	Pool G67706	3.50%	12/01/47	4,005,703
1,057,541	Pool G67707	3.50%	01/01/48	978,728
1,212,452	Pool G67714	4.00%	07/01/48	1,157,531
1,662,592	Pool G67717	4.00%	11/01/48	1,587,279
2,573,366	Pool G67718	4.00%	01/01/49	2,453,017
6,782,131	Pool QA7837	3.50%	03/01/50	6,253,381
18,558,246	Pool QE0521	2.50%	04/01/52	15,431,271
644,145	Pool QK1634	6.50%	05/01/43	668,433
11,549,932	Pool RA3078	3.00%	07/01/50	10,200,062
324,676	Pool RE6029	3.00%	02/01/50	277,638
10,527,197	Pool SD0231	3.00%	01/01/50	9,334,440
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$24,820,155	Pool SD3246	4.00%	08/01/52	$23,219,729
44,480,273	Pool SD5323	4.00%	01/01/54	41,605,157
2,821,969	Pool SD7511	3.50%	01/01/50	2,597,063
8,752,836	Pool SD7513	3.50%	04/01/50	8,078,452
5,261,330	Pool SD7518	3.00%	06/01/50	4,643,315
1,785,447	Pool SD8107	2.50%	11/01/50	1,497,404
27,515,227	Pool SD8211	2.00%	05/01/52	21,978,001
19,960,205	Pool SD8245	4.50%	09/01/52	19,322,818
12,534,335	Pool SD8257	4.50%	10/01/52	12,102,000
12,732,288	Pool SD8266	4.50%	11/01/52	12,327,684
126,951,368	Pool SD8491	5.00%	12/01/54	125,305,107
9,254,984	Pool SL2146	5.50%	08/01/55	9,406,968
193,747	Pool U90772	3.50%	01/01/43	182,179
235,533	Pool U99114	3.50%	02/01/44	221,465
481,553	Pool ZA4692	3.50%	06/01/46	447,410
236,101	Pool ZM0063	4.00%	08/01/45	225,422
11,502,906	Pool ZM1779	3.00%	09/01/46	10,281,236
2,471,094	Pool ZS4667	3.00%	06/01/46	2,211,334
4,107,793	Pool ZS4688	3.00%	11/01/46	3,669,923
6,507,023	Pool ZS4735	3.50%	09/01/47	6,008,946
475,598	Pool ZS9844	3.50%	07/01/46	441,091
1,216,943	Pool ZT0277	3.50%	10/01/46	1,130,657
575,410	Pool ZT0531	3.50%	04/01/47	533,401
564,779	Pool ZT0536	3.50%	03/01/48	521,932
1,760,260	Pool ZT0537	3.50%	03/01/48	1,628,183
300,270	Pool ZT0542	4.00%	07/01/48	286,310
850,460	Pool ZT1703	4.00%	01/01/49	809,670
	Federal National Mortgage Association
1,963,355	Pool AL8825	3.50%	06/01/46	1,824,961
828,625	Pool AS0225	4.00%	08/01/43	801,297
995,167	Pool AS3134	3.50%	08/01/44	930,157
234,591	Pool AS6620	3.50%	02/01/46	218,152
4,461,231	Pool BE3774	4.00%	07/01/47	4,260,002
606,462	Pool BJ2692	3.50%	04/01/48	557,199
735,149	Pool BM1903	3.50%	08/01/47	680,870
201,827	Pool BM2000	3.50%	05/01/47	186,723
513,401	Pool BM3260	3.50%	01/01/48	473,414
596,429	Pool BM4472	3.50%	07/01/48	551,678
1,389,930	Pool BM5585	3.00%	11/01/48	1,240,946
10,181,612	Pool BN7755	3.00%	09/01/49	9,037,153
24,744,855	Pool BQ6913	2.00%	12/01/51	19,720,190
7,931,720	Pool BV8515	3.00%	05/01/52	6,879,083
765,422	Pool BW4936	6.50%	05/01/43	794,912
19,778,903	Pool BW8980	4.00%	10/01/52	18,498,335
17,911,079	Pool BW9886	4.50%	10/01/52	17,275,434
765,581	Pool CA0854	3.50%	12/01/47	705,441
358,977	Pool CA0907	3.50%	12/01/47	331,019
303,202	Pool CA0996	3.50%	01/01/48	279,384
2,169,835	Pool CA1182	3.50%	02/01/48	2,005,207
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$365,235	Pool CA1187	3.50%	02/01/48	$336,895
243,961	Pool CA1710	4.50%	05/01/48	238,528
369,483	Pool CA2327	4.00%	09/01/48	353,740
2,251,170	Pool CA3633	3.50%	06/01/49	2,082,329
9,903,402	Pool CA4534	3.00%	11/01/49	8,798,066
26,079,754	Pool CB0290	2.00%	04/01/51	20,897,278
10,089,433	Pool CB4818	4.00%	10/01/52	9,437,810
12,739,452	Pool CB6854	4.50%	08/01/53	12,298,858
7,987,319	Pool DE3460	5.50%	07/01/55	7,982,611
2,361,837	Pool DE7041	6.50%	08/01/55	2,456,551
3,276,178	Pool FM2870	3.00%	03/01/50	2,903,182
5,646,204	Pool FM5397	3.00%	12/01/50	4,992,753
165,889	Pool MA1146	4.00%	08/01/42	160,298
317,277	Pool MA1373	3.50%	03/01/43	297,962
281,886	Pool MA2077	3.50%	11/01/34	275,108
367,001	Pool MA2670	3.00%	07/01/46	328,422
359,797	Pool MA2806	3.00%	11/01/46	321,493
317,795	Pool MA3057	3.50%	07/01/47	293,815
336,414	Pool MA3210	3.50%	12/01/47	309,987
3,818,513	Pool MA3238	3.50%	01/01/48	3,513,430
318,800	Pool MA3239	4.00%	01/01/48	303,566
458,110	Pool MA3332	3.50%	04/01/48	420,590
483,197	Pool MA3846	3.00%	11/01/49	413,205
418,181	Pool MA4078	2.50%	07/01/50	351,261
685,261	Pool MA4093	2.00%	08/01/40	596,343
5,131,042	Pool MA4128	2.00%	09/01/40	4,503,429
4,453,783	Pool MA4158	2.00%	10/01/50	3,575,210
11,112,976	Pool MA4364	2.00%	06/01/41	9,500,552
1,098,040	Pool MA4379	2.50%	07/01/51	917,695
7,026,472	Pool MA4656	4.50%	07/01/52	6,785,569
23,823,107	Pool MA4733	4.50%	09/01/52	23,003,860
11,392,215	Pool MA4902	3.50%	01/01/53	10,311,472
22,507,222	Pool MA4917	4.50%	02/01/53	21,757,635
30,995,545	Pool MA4978	5.00%	04/01/53	30,715,484
32,237,635	Pool MA5107	5.50%	08/01/53	32,514,854
	Government National Mortgage Association
8,029,216	Pool 787961	7.00%	12/20/54	8,208,224
408,357	Pool MA2825	3.00%	05/20/45	367,655
5,873,907	Pool MA3662	3.00%	05/20/46	5,283,208
528,474	Pool MA3663	3.50%	05/20/46	492,538
358,481	Pool MA3735	3.00%	06/20/46	322,393
7,300,886	Pool MA3937	3.50%	09/20/46	6,793,871
354,248	Pool MA4261	3.00%	02/20/47	318,160
2,237,306	Pool MA4322	4.00%	03/20/47	2,122,960
2,391,312	Pool MA4382	3.50%	04/20/47	2,220,031
190,542	Pool MA4588	4.50%	07/20/47	188,372
526,581	Pool MA4651	3.00%	08/20/47	472,483
763,549	Pool MA4652	3.50%	08/20/47	707,833
262,208	Pool MA4719	3.50%	09/20/47	242,170
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$654,674	Pool MA4778	3.50%	10/20/47	$606,698
629,691	Pool MA4836	3.00%	11/20/47	564,561
650,903	Pool MA4837	3.50%	11/20/47	603,103
215,337	Pool MA4838	4.00%	11/20/47	204,263
225,611	Pool MA4962	3.50%	01/20/48	208,975
325,596	Pool MA4963	4.00%	01/20/48	308,334
453,129	Pool MA5136	3.50%	04/20/48	419,179
336,474	Pool MA5399	4.50%	08/20/48	330,358
23,583,432	Pool MA8347	4.50%	10/20/52	22,921,307
17,962,623	Pool MA9963	4.50%	10/20/54	17,313,920
				753,337,788
	Total U.S. Government Agency Mortgage-Backed Securities			786,678,009
	(Cost $814,458,042)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 3.9%
	Banks — 1.2%
8,935,000	Bank of America Corp. (b)	6.63%	(g)	9,220,991
2,684,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	2,743,435
6,331,500	Citigroup, Inc., Series X (b)	3.88%	(g)	6,265,538
2,478,000	CoBank ACB, Series M (b)	7.13%	(g)	2,545,289
9,291,000	Farm Credit Bank of Texas, Series 4 (a) (b)	5.70%	(g)	9,297,736
2,089,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(g)	2,146,057
6,184,000	Truist Financial Corp., Series N (b)	6.67%	(g)	6,198,836
				38,417,882
	Capital Markets — 1.5%
9,015,000	Bank of New York Mellon (The) Corp., Series G (b)	4.70%	(g)	9,018,689
12,508,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(g)	12,335,187
6,915,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(g)	7,276,205
3,755,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(g)	3,770,733
5,560,000	UBS Group AG (a) (b) (h)	7.13%	(g)	5,674,186
11,719,000	UBS Group AG (a) (b) (h)	6.60%	(g)	11,747,523
				49,822,523
	Consumer Finance — 0.3%
4,145,000	Ally Financial, Inc., Series C (b)	4.70%	(g)	3,790,351
7,465,000	American Express Co. (b)	3.55%	(g)	7,293,428
				11,083,779
	Financial Services — 0.1%
3,554,000	National Rural Utilities Cooperative Finance Corp. (b)	5.25%	04/20/46	3,553,389
	Health Care Providers & Services — 0.4%
12,380,000	CVS Health Corp. (b)	7.00%	03/10/55	12,919,867
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (a) (b)	8.88%	(g)	1,012,877
	Multi-Utilities — 0.2%
8,394,000	Sempra (b)	4.13%	04/01/52	8,156,091
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels — 0.2%
$5,435,000	Energy Transfer, L.P., Series G (b)	7.13%	(g)	$5,590,887
	Total Capital Preferred Securities			130,557,295
	(Cost $129,003,404)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 3.0%
	Airlines — 0.1%
2,568,000	AS Mileage Plan IP Ltd. (a)	5.31%	10/20/31	2,573,235
	Banks — 1.5%
7,170,000	AIB Group PLC (a) (b)	5.32%	05/15/31	7,365,503
3,635,000	Cooperatieve Rabobank UA	3.75%	07/21/26	3,612,364
3,635,000	Danske Bank A/S (a) (b)	1.62%	09/11/26	3,632,523
3,550,000	Danske Bank A/S (a) (b)	5.43%	03/01/28	3,610,962
8,349,000	Danske Bank A/S (a) (b)	5.71%	03/01/30	8,716,682
1,215,000	HSBC Holdings PLC (b)	4.76%	06/09/28	1,224,298
1,110,000	HSBC Holdings PLC (b)	2.01%	09/22/28	1,059,914
1,440,000	Santander UK Group Holdings PLC (b)	1.67%	06/14/27	1,409,657
995,000	Santander UK Group Holdings PLC (b)	2.47%	01/11/28	969,650
15,631,000	UBS Group AG (a) (b)	6.54%	08/12/33	17,147,582
				48,749,135
	Cosmetics/Personal Care — 0.3%
9,000,000	L’Oreal S.A. (a)	5.00%	05/20/35	9,177,170
	Diversified Financial Services — 0.0%
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.45%	10/01/25	1,295,754
	Food — 0.2%
6,660,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	7,307,778
	Leisure Time — 0.6%
5,645,000	Carnival Corp. (a)	4.00%	08/01/28	5,547,737
5,972,000	Carnival Corp. (a)	5.75%	08/01/32	6,078,003
7,075,000	Royal Caribbean Cruises Ltd. (a)	6.25%	03/15/32	7,306,388
				18,932,128
	Oil & Gas — 0.0%
607,050	Transocean Poseidon Ltd. (a)	6.88%	02/01/27	608,833
	Savings & Loans — 0.0%
1,550,000	Nationwide Building Society (a) (b)	2.97%	02/16/28	1,519,948
	Telecommunications — 0.3%
10,473,000	SoftBank Corp. (a)	5.33%	07/09/35	10,458,166
	Total Foreign Corporate Bonds and Notes			100,622,147
	(Cost $98,604,210)

Principal Value	Description	Rate (i)	Stated Maturity (j)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 0.9%
	Aerospace/Defense — 0.5%
16,675,149	TransDigm, Inc., Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.80%	02/28/31	16,707,332
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Rate (i)	Stated Maturity (j)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Gaming — 0.3%
$8,500,000	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.57%	02/06/31	$8,488,313
	Healthcare — 0.0%
573,917	ModivCare, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 7.50%, 0.00% Floor (d)	11.78%	01/12/26	280,502
	Healthcare REITs — 0.0%
817,573	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.26%	02/22/27	811,441
	Paper — 0.0%
418,715	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.92%	05/06/27	417,145
	Pharmaceuticals — 0.1%
4,702,900	Amneal Pharmaceuticals LLC, Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	08/02/32	4,738,172
	Total Senior Floating-Rate Loan Interests			31,442,905
	(Cost $31,664,808)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.5%
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (a)	(k)	09/10/29	5,706,904
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (a)	(k)	12/15/33	617,807
	Skyline Aircraft Finance LLC
10,332,401	Series 2020-1, Class A (l) (m) (n)	3.23%	05/10/38	9,663,213
	Total Asset-Backed Securities			15,987,924
	(Cost $12,543,698)
MORTGAGE-BACKED SECURITIES — 0.2%
	Collateralized Mortgage Obligations — 0.0%
	CSMCM Trust
520,061	Series 2021-RP11, Class CERT (a)	3.78%	10/27/61	440,528
				440,528
	Commercial Mortgage-Backed Securities — 0.2%
	BXHPP Trust
5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (c)	6.48%	08/15/36	4,471,756
				4,471,756
	Total Mortgage-Backed Securities			4,912,284
	(Cost $5,059,749)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.1%
	Banks — 0.1%
80,882	Bank of Hawaii Corp.	8.00%	(g)	2,151,461
See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Financial Services — 0.0%
68,100	Jackson Financial, Inc. (b)	8.00%	(g)	$1,777,410
	Total $25 Par Preferred Securities			3,928,871
	(Cost $3,854,594)

Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
286,236	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (o)	286,236
	(Cost $286,236)

	Total Investments — 99.1%	3,311,563,949
	(Cost $3,301,776,156)
	Net Other Assets and Liabilities — 0.9%	30,442,798
	Net Assets — 100.0%	$3,342,006,747

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2025, securities noted as such amounted to $418,420,939 or
12.5% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at August 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	Floating or variable rate security.
(d)	This issuer is in default.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2L - Restricted Securities in the Notes to Financial Statements).

(f)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(g)	Perpetual maturity.
(h)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At August 31, 2025, securities noted as such amounted to $17,421,709 or 0.5% of net assets. Of these securities, 0.0% originated in emerging markets, and 100.0% originated in foreign markets.

(i)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(j)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(k)	Zero coupon security.
(l)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(m)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2025, securities noted as such are valued at $9,663,213 or 0.3% of net assets.

See Notes to Financial Statements

First Trust Smith Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
August 31, 2025
(n)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(o)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,243,192,095	$—	$1,243,192,095	$—
U.S. Government Bonds and Notes	993,956,183	—	993,956,183	—
U.S. Government Agency Mortgage-Backed Securities	786,678,009	—	786,678,009	—
Capital Preferred Securities*	130,557,295	—	130,557,295	—
Foreign Corporate Bonds and Notes*	100,622,147	—	100,622,147	—
Senior Floating-Rate Loan Interests*	31,442,905	—	31,442,905	—
Asset-Backed Securities	15,987,924	—	6,324,711	9,663,213
Mortgage-Backed Securities	4,912,284	—	4,912,284	—
$25 Par Preferred Securities*	3,928,871	3,928,871	—	—
Money Market Funds	286,236	286,236	—	—
Total Investments	$3,311,563,949	$4,215,107	$3,297,685,629	$9,663,213

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments
August 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 39.0%
	Advertising — 0.1%
$2,811,000	Outfront Media Capital LLC / Outfront Media Capital Corp. (a)	7.38%	02/15/31	$2,968,135
	Aerospace/Defense — 4.0%
8,015,000	Boeing (The) Co.	2.20%	02/04/26	7,939,228
14,375,000	Boeing (The) Co.	6.53%	05/01/34	15,751,729
1,620,000	Boeing (The) Co.	5.81%	05/01/50	1,558,939
22,573,000	Boeing (The) Co.	7.01%	05/01/64	25,034,183
4,780,000	General Dynamics Corp.	4.95%	08/15/35	4,832,676
6,595,000	General Electric Co.	4.30%	07/29/30	6,625,881
15,000,000	Lockheed Martin Corp.	4.40%	08/15/30	15,126,175
15,200,000	Northrop Grumman Corp.	4.65%	07/15/30	15,468,169
7,400,000	RTX Corp.	6.10%	03/15/34	8,036,667
7,100,000	Spirit AeroSystems, Inc. (a)	9.75%	11/15/30	7,828,247
8,080,000	TransDigm, Inc. (a)	6.75%	08/15/28	8,316,642
642,000	TransDigm, Inc. (a)	6.00%	01/15/33	649,667
				117,168,203
	Apparel — 0.5%
6,745,000	Under Armour, Inc. (a)	7.25%	07/15/30	6,751,387
8,800,000	VF Corp.	2.95%	04/23/30	7,683,725
				14,435,112
	Auto Manufacturers — 2.0%
1,603,000	Ford Motor Credit Co. LLC	3.38%	11/13/25	1,597,819
5,000,000	Ford Motor Credit Co. LLC	4.39%	01/08/26	4,992,221
10,000,000	Ford Motor Credit Co. LLC	6.80%	05/12/28	10,388,154
27,714,000	Ford Motor Credit Co. LLC	6.50%	02/07/35	27,946,251
7,250,000	General Motors Co.	5.63%	04/15/30	7,490,874
7,595,000	General Motors Co.	6.25%	04/15/35	7,876,654
				60,291,973
	Auto Parts & Equipment — 0.9%
12,934,000	Goodyear Tire & Rubber (The) Co.	6.63%	07/15/30	13,168,351
6,000,000	Qnity Electronics, Inc. (a)	5.75%	08/15/32	6,106,976
6,000,000	Qnity Electronics, Inc. (a)	6.25%	08/15/33	6,209,838
				25,485,165
	Banks — 6.2%
2,870,000	Associated Banc-Corp. (b)	6.46%	08/29/30	2,985,304
815,000	Bank of America Corp. (b)	1.73%	07/22/27	796,577
3,490,000	Bank of America Corp. (b)	2.55%	02/04/28	3,411,408
10,215,000	Bank of America Corp. (b)	2.09%	06/14/29	9,652,987
5,123,000	Bank of America Corp. (b)	1.92%	10/24/31	4,525,661
3,820,000	Bank of America Corp. (b)	2.69%	04/22/32	3,466,571
1,170,000	Bank of America Corp. (b)	5.47%	01/23/35	1,209,374
3,215,000	Bank of America Corp., Series N (b)	2.65%	03/11/32	2,923,072
2,000,000	Citigroup, Inc. (b)	3.52%	10/27/28	1,969,974
3,165,000	Citigroup, Inc. (b)	3.98%	03/20/30	3,126,055
525,000	Citigroup, Inc. (b)	2.98%	11/05/30	496,253
3,945,000	Citigroup, Inc. (b)	5.33%	03/27/36	3,988,087
3,200,000	First Citizens BancShares, Inc. (b)	5.23%	03/12/31	3,246,983
12,385,000	First Citizens BancShares, Inc. (b)	6.25%	03/12/40	12,468,388
18,970,000	Goldman Sachs Group (The), Inc. (b)	1.09%	12/09/26	18,798,877
5,240,000	Goldman Sachs Group (The), Inc. (b)	5.02%	10/23/35	5,209,211
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$675,000	Goldman Sachs Group (The), Inc. (b)	5.54%	01/28/36	$696,312
750,000	JPMorgan Chase & Co. (b)	1.04%	02/04/27	739,537
2,660,000	JPMorgan Chase & Co. (b)	1.58%	04/22/27	2,614,733
2,780,000	JPMorgan Chase & Co. (b)	1.47%	09/22/27	2,700,040
2,533,000	JPMorgan Chase & Co. (b)	4.32%	04/26/28	2,536,452
160,000	JPMorgan Chase & Co. (b)	4.01%	04/23/29	159,419
5,000,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	4,730,349
1,790,000	JPMorgan Chase & Co. (b)	4.20%	07/23/29	1,791,867
3,155,000	JPMorgan Chase & Co. (b)	5.77%	04/22/35	3,332,938
3,080,000	JPMorgan Chase & Co. (b)	4.95%	10/22/35	3,063,724
7,350,000	M&T Bank Corp. (b)	5.40%	07/30/35	7,413,583
1,415,000	Morgan Stanley (b)	3.77%	01/24/29	1,401,027
5,220,000	Morgan Stanley (b)	5.16%	04/20/29	5,337,619
1,635,000	Morgan Stanley (b)	5.45%	07/20/29	1,688,215
920,000	Morgan Stanley (b)	1.79%	02/13/32	798,264
4,375,000	Morgan Stanley (b)	6.63%	11/01/34	4,858,526
80,000	Morgan Stanley (b)	5.83%	04/19/35	84,465
4,050,000	Morgan Stanley (b)	5.59%	01/18/36	4,189,059
4,500,000	Morgan Stanley (b)	5.66%	04/17/36	4,685,853
1,915,000	PNC Financial Services Group (The), Inc. (b)	6.88%	10/20/34	2,150,930
4,870,000	Regions Financial Corp. (b)	5.50%	09/06/35	4,945,698
10,242,000	Synovus Financial Corp. (b)	6.17%	11/01/30	10,657,632
1,000,000	US Bancorp (b)	4.65%	02/01/29	1,011,548
320,000	US Bancorp (b)	5.85%	10/21/33	338,461
1,220,000	US Bancorp (b)	4.84%	02/01/34	1,213,065
440,000	US Bancorp (b)	5.84%	06/12/34	464,193
175,000	US Bancorp (b)	5.68%	01/23/35	182,448
8,890,000	Wells Fargo & Co. (b)	5.57%	07/25/29	9,217,662
2,155,000	Wells Fargo & Co. (b)	2.57%	02/11/31	1,997,811
625,000	Wells Fargo & Co. (b)	3.35%	03/02/33	576,474
5,000,000	Wells Fargo & Co. (b)	5.39%	04/24/34	5,147,085
4,390,000	Wells Fargo & Co. (b)	5.50%	01/23/35	4,531,945
1,685,000	Wells Fargo & Co. (b)	5.21%	12/03/35	1,699,877
6,250,000	Wells Fargo & Co. (b)	5.61%	04/23/36	6,491,527
385,000	Wells Fargo & Co. (b)	5.01%	04/04/51	348,275
				182,071,395
	Biotechnology — 0.4%
10,950,000	Amgen, Inc.	5.25%	03/02/33	11,244,829
320,000	Amgen, Inc.	5.65%	03/02/53	309,723
				11,554,552
	Building Materials — 0.3%
6,380,000	Masterbrand, Inc. (a)	7.00%	07/15/32	6,615,824
1,060,000	Quikrete Holdings, Inc. (a)	6.38%	03/01/32	1,093,894
				7,709,718
	Commercial Services — 1.1%
12,430,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	13,195,228
6,000,000	Herc Holdings, Inc. (a)	7.00%	06/15/30	6,248,514
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (a)	3.38%	08/31/27	1,430,246
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial Services (Continued)
$5,330,000	Rollins, Inc.	5.25%	02/24/35	$5,368,591
7,750,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	8,040,548
				34,283,127
	Computers — 0.4%
3,945,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	4,001,460
1,260,000	Dell International LLC / EMC Corp.	5.00%	04/01/30	1,291,733
6,275,000	Leidos, Inc.	5.40%	03/15/32	6,486,261
				11,779,454
	Cosmetics/Personal Care — 0.0%
550,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	546,867
	Diversified Financial Services — 1.9%
2,300,000	Air Lease Corp.	2.88%	01/15/26	2,284,762
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,353,328
1,505,000	Capital One Financial Corp. (b)	1.88%	11/02/27	1,462,744
14,900,000	Citadel Securities Global Holdings LLC (a)	5.50%	06/18/30	15,252,361
7,000,000	Jane Street Group / JSG Finance, Inc. (a)	4.50%	11/15/29	6,765,520
21,225,000	Jane Street Group / JSG Finance, Inc. (a)	7.13%	04/30/31	22,189,209
1,871,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	1,880,995
6,210,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	6,421,053
				57,609,972
	Electric — 1.0%
8,005,000	Calpine Corp. (a)	4.50%	02/15/28	7,933,244
4,375,000	Duke Energy Progress LLC	5.05%	03/15/35	4,418,025
3,840,000	Florida Power & Light Co.	5.30%	06/15/34	3,973,066
7,350,000	Talen Energy Supply LLC (a)	8.63%	06/01/30	7,853,725
4,484,000	Vistra Operations Co. LLC (a)	5.50%	09/01/26	4,480,250
				28,658,310
	Entertainment — 1.4%
7,800,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	7,443,287
1,340,000	Caesars Entertainment, Inc. (a)	6.50%	02/15/32	1,374,584
7,400,000	Churchill Downs, Inc. (a)	5.50%	04/01/27	7,400,927
590,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	585,456
1,580,000	Penn Entertainment, Inc. (a)	4.13%	07/01/29	1,473,821
7,190,000	Vail Resorts, Inc. (a)	5.63%	07/15/30	7,290,336
316,000	Warnermedia Holdings, Inc.	3.76%	03/15/27	311,473
4,420,000	Warnermedia Holdings, Inc.	4.05%	03/15/29	4,202,470
8,640,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	7,461,720
5,941,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	3,704,570
				41,248,644
	Environmental Control — 0.1%
2,850,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	2,987,173
	Food — 2.5%
23,020,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons LLC (a)	6.50%	02/15/28	23,479,479
4,335,000	Chobani Holdco II LLC, (8.75% cash, 9.50% PIK) (a) (c)	8.75%	10/01/29	4,689,976
7,508,000	Kellanova	5.75%	05/16/54	7,340,397
11,340,000	Kroger (The) Co.	5.00%	09/15/34	11,308,684
8,250,000	Mars, Inc. (a)	4.80%	03/01/30	8,410,136
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food (Continued)
$286,000	Pilgrim’s Pride Corp.	4.25%	04/15/31	$275,626
1,395,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,261,414
15,150,000	Pilgrim’s Pride Corp.	6.25%	07/01/33	15,985,401
1,407,000	Post Holdings, Inc. (a)	5.50%	12/15/29	1,403,630
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	392,623
				74,547,366
	Gas — 0.3%
7,000,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (a)	9.38%	06/01/28	7,229,719
2,805,000	Brooklyn Union Gas (The) Co. (a)	3.41%	03/10/26	2,784,726
				10,014,445
	Healthcare-Products — 0.8%
1,600,000	Alcon Finance Corp. (a)	3.00%	09/23/29	1,526,437
7,740,000	Solventum Corp.	5.45%	03/13/31	8,104,459
7,855,000	Solventum Corp.	5.60%	03/23/34	8,161,275
6,750,000	Stryker Corp.	4.70%	02/10/28	6,852,244
				24,644,415
	Healthcare-Services — 0.7%
330,000	Cigna Group (The)	4.38%	10/15/28	331,842
365,000	HCA, Inc.	7.58%	09/15/25	365,305
360,000	HCA, Inc.	7.05%	12/01/27	380,092
2,870,000	HCA, Inc.	3.50%	09/01/30	2,736,052
2,057,000	HCA, Inc.	2.38%	07/15/31	1,814,016
14,630,000	HCA, Inc.	5.75%	03/01/35	15,056,585
4,868,850	ModivCare, Inc. (d) (e)	5.00%	10/01/29	176,496
				20,860,388
	Household Products/Wares — 0.0%
364,000	Spectrum Brands, Inc. (a)	3.88%	03/15/31	293,020
	Housewares — 0.2%
5,000,000	Newell Brands, Inc. (a)	8.50%	06/01/28	5,291,125
	Insurance — 0.6%
14,750,000	Brown & Brown, Inc.	4.90%	06/23/30	14,941,974
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	746,804
965,000	Metropolitan Life Global Funding I (a)	5.15%	03/28/33	992,722
				16,681,500
	Internet — 0.5%
7,400,000	Match Group Holdings II LLC (a)	5.00%	12/15/27	7,365,489
7,430,000	Match Group Holdings II LLC (a)	6.13%	09/15/33	7,516,686
				14,882,175
	Lodging — 0.2%
4,475,000	Hyatt Hotels Corp.	5.05%	03/30/28	4,553,220
1,044,000	Station Casinos LLC (a)	4.50%	02/15/28	1,029,682
				5,582,902
	Machinery-Diversified — 0.3%
7,510,000	Chart Industries, Inc. (a)	7.50%	01/01/30	7,880,536
	Media — 3.4%
5,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	5,008,255
900,000	Cox Enterprises, Inc. (a)	7.38%	07/15/27	945,203
8,300,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc. (a)	10.00%	02/15/31	8,256,375
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$11,471,000	Discovery Communications LLC	4.13%	05/15/29	$10,873,820
9,700,000	Discovery Communications LLC	6.35%	06/01/40	7,597,719
7,900,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	7,896,373
8,235,000	Nexstar Media, Inc. (a)	4.75%	11/01/28	8,088,782
11,340,000	Paramount Global	4.20%	05/19/32	10,590,806
38,210,000	Paramount Global	4.95%	05/19/50	29,854,811
7,935,000	Sirius XM Radio LLC (a)	5.00%	08/01/27	7,904,145
2,695,000	Sirius XM Radio LLC (a)	3.88%	09/01/31	2,425,379
				99,441,668
	Mining — 0.1%
2,165,000	Century Aluminum Co. (a)	6.88%	08/01/32	2,215,509
	Oil & Gas — 2.1%
7,930,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	10/15/32	8,078,783
478,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)	6.63%	07/15/33	485,567
1,692,000	HF Sinclair Corp.	5.00%	02/01/28	1,693,454
3,625,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	6.25%	11/01/28	3,646,319
11,313,000	Hilcorp Energy I, L.P. / Hilcorp Finance Co. (a)	7.25%	02/15/35	11,046,130
1,100,000	Occidental Petroleum Corp.	7.88%	09/15/31	1,242,374
7,060,000	Ovintiv, Inc.	6.50%	08/15/34	7,437,671
7,230,000	Permian Resources Operating LLC (a)	9.88%	07/15/31	7,871,778
15,535,000	Permian Resources Operating LLC (a)	7.00%	01/15/32	16,116,553
1,750,000	Permian Resources Operating LLC (a)	6.25%	02/01/33	1,783,730
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	780,294
3,000,000	Viper Energy Partners LLC	4.90%	08/01/30	3,025,755
				63,208,408
	Packaging & Containers — 0.0%
933,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	983,431
	Pharmaceuticals — 0.5%
14,550,000	Amneal Pharmaceuticals LLC (a)	6.88%	08/01/32	14,988,904
	Pipelines — 2.2%
7,665,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. (a)	7.00%	07/15/29	8,001,685
536,000	Buckeye Partners, L.P. (a)	4.50%	03/01/28	527,913
7,800,000	Buckeye Partners, L.P. (a)	6.88%	07/01/29	8,088,818
1,144,000	Energy Transfer, L.P.	5.00%	05/15/50	950,549
2,183,000	Flex Intermediate Holdco LLC (a)	3.36%	06/30/31	1,998,585
2,965,000	Genesis Energy, L.P. / Genesis Energy Finance Corp.	8.25%	01/15/29	3,097,586
2,834,000	Kinetik Holdings, L.P. (a)	6.63%	12/15/28	2,917,439
8,000,000	MPLX, L.P.	4.80%	02/15/31	8,008,432
12,314,000	NuStar Logistics, L.P.	6.38%	10/01/30	12,757,575
14,960,000	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.	6.88%	01/15/29	15,253,739
951,000	Venture Global Calcasieu Pass LLC (a)	6.25%	01/15/30	990,929
1,861,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	2,027,567
				64,620,817
	Real Estate — 0.5%
10,820,000	Cushman & Wakefield U.S. Borrower LLC (a)	6.75%	05/15/28	10,933,513
4,635,000	Kennedy-Wilson, Inc.	4.75%	02/01/30	4,348,464
				15,281,977
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts — 0.4%
$390,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.38%	04/15/26	$391,533
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	693,335
3,170,000	Iron Mountain, Inc. (a)	5.25%	03/15/28	3,164,470
4,400,000	VICI Properties, L.P.	5.13%	05/15/32	4,417,208
268,000	VICI Properties, L.P.	5.63%	05/15/52	245,133
2,026,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.13%	08/15/30	1,957,775
				10,869,454
	Retail — 1.8%
7,364,000	Advance Auto Parts, Inc. (a)	7.00%	08/01/30	7,561,560
7,420,000	Brinker International, Inc. (a)	8.25%	07/15/30	7,894,539
7,500,000	Kohl’s Corp. (a)	10.00%	06/01/30	8,063,227
8,650,000	Macy’s Retail Holdings LLC (a)	6.13%	03/15/32	8,452,299
7,500,000	Macy’s Retail Holdings LLC (a)	7.38%	08/01/33	7,710,233
7,385,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	7,793,848
6,300,000	Starbucks Corp.	5.40%	05/15/35	6,450,358
				53,926,064
	Semiconductors — 0.9%
1,835,000	Foundry JV Holdco LLC (a)	5.50%	01/25/31	1,906,793
7,775,000	Foundry JV Holdco LLC (a)	6.10%	01/25/36	8,143,922
12,295,000	Foundry JV Holdco LLC (a)	6.30%	01/25/39	13,014,286
6,950,000	Intel Corp.	3.25%	11/15/49	4,343,259
				27,408,260
	Software — 0.6%
7,810,000	Fair Isaac Corp. (a)	6.00%	05/15/33	7,934,320
1,538,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,126,046
7,830,000	Synopsys, Inc.	4.85%	04/01/30	7,988,965
				17,049,331
	Telecommunications — 0.1%
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	74,167
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	947,427
2,765,000	T-Mobile USA, Inc.	4.70%	01/15/35	2,681,340
				3,702,934
	Total Corporate Bonds and Notes			1,153,172,429
	(Cost $1,135,464,878)
U.S. GOVERNMENT BONDS AND NOTES — 30.9%
69,342,000	U.S. Treasury Bond	4.75%	02/15/45	68,334,374
7,944,000	U.S. Treasury Bond	4.63%	02/15/55	7,574,108
14,172,000	U.S. Treasury Bond	4.75%	05/15/55	13,791,128
63,909,374	U.S. Treasury Inflation Indexed Bond (f)	1.63%	10/15/29	65,579,858
31,972,957	U.S. Treasury Inflation Indexed Bond (f)	2.13%	01/15/35	32,874,935
1,504,000	U.S. Treasury Note	4.63%	02/28/26	1,508,103
184,961,000	U.S. Treasury Note	4.50%	05/15/27	187,446,413
49,210,000	U.S. Treasury Note	3.75%	06/30/27	49,296,502
157,594,000	U.S. Treasury Note	3.75%	04/15/28	158,218,835
60,812,000	U.S. Treasury Note	3.50%	09/30/29	60,497,251
87,732,000	U.S. Treasury Note	4.25%	01/31/30	89,812,208
98,420,000	U.S. Treasury Note	4.00%	05/31/30	99,800,187
14,681,000	U.S. Treasury Note	3.88%	06/30/30	14,803,150
8,870,000	U.S. Treasury Note	3.88%	07/31/30	8,942,762
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (Continued)
$14,667,000	U.S. Treasury Note	4.00%	06/30/32	$14,744,918
36,323,000	U.S. Treasury Note	4.25%	05/15/35	36,445,023
2,131,000	U.S. Treasury Note	4.25%	08/15/35	2,135,495
	Total U.S. Government Bonds and Notes			911,805,250
	(Cost $902,549,697)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 13.2%
	Collateralized Mortgage Obligations — 1.8%
	Federal Home Loan Mortgage Corporation
31,984,239	Series 2024-5468, Class SE, IO, (30 Day Average SOFR) ×-1+ 5.35% (g)	1.00%	10/25/54	2,571,466
9,016,772	Series 2024-5472, Class FE, 30 Day Average SOFR + 1.35% (h)	5.70%	11/25/54	9,078,324
38,116,728	Series 2024-5496, Class S, IO, (30 Day Average SOFR) ×-1+ 5.90% (g)	1.55%	01/25/55	3,141,055
	Federal National Mortgage Association
554,186	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (g)	1.54%	11/25/41	50,959
106,085	Series 2012-128, Class UA	2.50%	06/25/42	94,893
325,129	Series 2013-18, Class MI, IO	3.00%	02/25/33	12,053
32,986,357	Series 2024-82, Class CF, 30 Day Average SOFR + 1.35% (h)	5.70%	11/25/54	33,218,608
4,493,098	Series 2024-96, Class FD, 30 Day Average SOFR + 1.45% (h)	5.80%	12/25/54	4,539,913
				52,707,271
	Commercial Mortgage-Backed Securities — 0.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
9,280,648	Series 2021-P009, Class X, IO (i)	1.41%	01/25/31	261,903
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (j)	1.14%	07/25/33	253,388
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
94,510	Series K037, Class X3, IO (i)	5.55%	01/25/42	26
1,251,884	Series K048, Class X3, IO (i) (k)	3.83%	08/25/43	225
4,043,746	Series K051, Class X1, IO (i) (k)	0.66%	09/25/25	166
46,915,000	Series K053, Class X3, IO (i)	1.71%	03/25/44	268,452
6,897,149	Series K056, Class X3, IO (i)	2.20%	06/25/44	105,700
38,206,238	Series K059, Class X3, IO (i)	1.98%	11/25/44	756,881
1,899,979	Series K060, Class X3, IO (i)	1.96%	12/25/44	38,624
1,089,899	Series KC04, Class X1, IO (i)	1.40%	12/25/26	11,088
6,119,871	Series KC05, Class X1, IO (i)	1.34%	06/25/27	72,217
2,598,127	Series KLU1, Class X3, IO (i)	4.17%	01/25/31	238,217
2,855,299	Series KS06, Class X, IO (i)	1.07%	08/25/26	8,045
4,564,526	Series KS07, Class X, IO (i) (k)	0.71%	09/25/25	162
47,532,478	Series Q017, Class X, IO (j)	1.18%	04/25/30	485,234
	Federal National Mortgage Association
19,530	Series 2016-M2, Class X3, IO (i) (k)	2.04%	04/25/36	2
910,692	Series 2016-M4, Class X2, IO (i)	2.72%	01/25/39	33,845
72,004	Series 2016-M11, Class X2, IO (i) (k)	3.04%	07/25/39	18
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	117,207
				2,651,400
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities — 11.3%
	Federal Home Loan Mortgage Corporation
$4,355,574	Pool RA6427	3.00%	12/01/51	$3,782,512
12,420,730	Pool SD3246	4.00%	08/01/52	11,619,830
4,733,002	Pool SD8199	2.00%	03/01/52	3,771,718
5,701,086	Pool SD8204	2.00%	04/01/52	4,552,169
8,288,453	Pool SD8213	3.00%	05/01/52	7,201,476
15,397,449	Pool SD8244	4.00%	09/01/52	14,403,773
7,748,631	Pool SD8245	4.50%	09/01/52	7,501,195
12,182,241	Pool SD8256	4.00%	10/01/52	11,394,791
7,125,888	Pool SD8257	4.50%	10/01/52	6,880,102
12,343,910	Pool SD8265	4.00%	11/01/52	11,546,024
5,685,733	Pool SD8266	4.50%	11/01/52	5,505,053
5,425,431	Pool SD8272	3.00%	12/01/52	4,709,950
3,885,256	Pool SD8275	4.50%	12/01/52	3,750,447
4,169,530	Pool SD8328	4.50%	06/01/53	4,016,051
97,920,114	Pool SD8491	5.00%	12/01/54	96,650,320
	Federal National Mortgage Association
423,528	Pool AM2974	4.10%	04/01/43	398,568
13,454,815	Pool BV3023	2.00%	02/01/52	10,724,632
3,815,936	Pool CB2773	2.00%	02/01/52	3,047,234
13,987,149	Pool CB4808	4.00%	10/01/52	13,086,653
4,701,832	Pool CB4818	4.00%	10/01/52	4,398,165
6,907,309	Pool DE3460	5.50%	07/01/55	6,903,237
9,510,440	Pool FS1598	2.00%	04/01/52	7,588,154
4,334,353	Pool FS6925	2.50%	12/01/51	3,609,336
11,142,173	Pool FS7252	5.00%	11/01/53	11,036,188
2,688,722	Pool MA4599	3.00%	05/01/52	2,336,114
3,713,988	Pool MA4626	4.00%	06/01/52	3,474,508
4,472,333	Pool MA4732	4.00%	09/01/52	4,183,710
3,185,882	Pool MA4733	4.50%	09/01/52	3,076,324
6,536,817	Pool MA4783	4.00%	10/01/52	6,116,889
2,779,847	Pool MA4784	4.50%	10/01/52	2,690,849
17,046,588	Pool MA4840	4.50%	12/01/52	16,491,904
8,616,549	Pool MA4917	4.50%	02/01/53	8,329,581
16,478,273	Pool MA4958	4.50%	03/01/53	15,901,378
	Government National Mortgage Association
7,074,041	Pool 787961	7.00%	12/20/54	7,231,754
5,729,458	Pool MA8427	4.50%	11/20/52	5,565,093
				333,475,682
	Total U.S. Government Agency Mortgage-Backed Securities			388,834,353
	(Cost $386,958,290)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 5.9%
	Banks — 2.3%
7,810,000	Bank of America Corp. (b)	6.63%	(l)	8,059,982
6,250,000	Bank of America Corp., Series DD (b)	6.30%	(l)	6,290,338
570,000	Bank of America Corp., Series RR (b)	4.38%	(l)	558,210
2,316,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	2,367,286
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$4,790,000	Citigroup, Inc., Series W (b)	4.00%	(l)	$4,757,037
5,575,500	Citigroup, Inc., Series X (b)	3.88%	(l)	5,517,414
2,191,000	CoBank ACB, Series M (b)	7.13%	(l)	2,250,496
14,490,000	Farm Credit Bank of Texas, Series 4 (a) (b)	5.70%	(l)	14,500,505
1,805,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(l)	1,854,300
10,000,000	Intesa Sanpaolo S.p.A. (a) (b)	7.70%	(l)	10,015,380
4,965,000	PNC Financial Services Group (The), Inc., Series T (b)	3.40%	(l)	4,807,937
5,399,000	Truist Financial Corp., Series N (b)	6.67%	(l)	5,411,953
				66,390,838
	Capital Markets — 2.0%
11,030,000	Bank of New York Mellon (The) Corp., Series G (b)	4.70%	(l)	11,034,514
10,357,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(l)	10,213,906
9,085,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(l)	9,559,555
16,170,000	UBS Group AG (a) (b)	7.13%	(l)	16,502,083
10,290,000	UBS Group AG (a) (b)	6.60%	(l)	10,315,045
				57,625,103
	Consumer Finance — 0.4%
3,625,000	Ally Financial, Inc., Series C (b)	4.70%	(l)	3,314,843
8,155,000	American Express Co. (b)	3.55%	(l)	7,967,569
				11,282,412
	Financial Services — 0.1%
3,134,000	National Rural Utilities Cooperative Finance Corp. (b)	5.25%	04/20/46	3,133,461
	Health Care Providers & Services — 0.5%
15,460,000	CVS Health Corp. (b)	7.00%	03/10/55	16,134,180
	Independent Power and Renewable Electricity Producers — 0.0%
929,000	Vistra Corp., Series C (a) (b)	8.88%	(l)	1,012,877
	Multi-Utilities — 0.2%
7,406,000	Sempra (b)	4.13%	04/01/52	7,196,093
	Oil, Gas & Consumable Fuels — 0.4%
2,281,000	Energy Transfer, L.P., Series B (b)	6.63%	(l)	2,271,943
7,920,000	Energy Transfer, L.P., Series G (b)	7.13%	(l)	8,147,162
				10,419,105
	Total Capital Preferred Securities			173,194,069
	(Cost $171,148,923)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 3.9%
	Collateralized Mortgage Obligations — 0.4%
	CIM Trust
5,966,412	Series 2020-R6, Class A1 (a)	2.25%	12/25/60	5,402,103
	Credit Suisse Mortgage Trust
105,488	Series 2022-RPL1, Class CERT (a)	4.23%	04/25/61	99,281
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,325,000	Series 2024-DNA3, Class M2, 30 Day Average SOFR + 1.45% (a) (h)	5.80%	10/25/44	5,339,876
				10,841,260
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 3.5%
	245 Park Avenue Trust
$4,441,000	Series 2017-245P, Class A (a)	3.51%	06/05/37	$4,346,603
	BFLD Mortgage Trust
3,791,000	Series 2024-VICT, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (h)	6.25%	07/15/41	3,811,126
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (a) (i)	3.66%	03/09/44	3,225,471
4,050,000	Series 2020-VIV4, Class A (a)	2.84%	03/09/44	3,750,172
3,000,545	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (h)	5.98%	11/15/38	2,999,208
2,385,255	Series 2021-VOLT, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (h)	6.48%	09/15/36	2,377,036
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (a) (h)	5.85%	01/17/39	2,844,664
	BX Trust
2,800,000	Series 2019-OC11, Class A (a)	3.20%	12/09/41	2,650,230
2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.35% (a) (h)	5.83%	02/15/36	2,257,126
4,146,216	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.60% (a) (h)	6.08%	02/15/36	4,130,746
1,869,868	Series 2021-RISE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (h)	6.23%	11/15/36	1,869,741
2,250,000	Series 2021-VIEW, Class A, 1 Mo. CME Term SOFR + CSA + 1.28% (a) (h)	5.76%	06/15/36	2,248,545
2,185,000	Series 2024-BIO, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (h)	6.30%	02/15/41	2,187,696
4,264,000	Series 2024-PAT, Class A, 1 Mo. CME Term SOFR + 2.09% (a) (h)	6.45%	03/15/41	4,278,916
	BXHPP Trust
6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (a) (h)	5.13%	08/15/36	6,022,478
	BXP Trust
3,200,000	Series 2017-GM, Class C (a) (i)	3.54%	06/13/39	3,088,311
	COMM Mortgage Trust
2,834,000	Series 2016-787S, Class A (a)	3.55%	02/10/36	2,798,771
	DOLP Trust
6,000,000	Series 2021-NYC, Class A (a)	2.96%	05/10/41	5,391,648
	Extended Stay America Trust
2,910,914	Series 2021-ESH, Class C, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (h)	6.18%	07/15/38	2,913,524
	GS Mortgage Securities Corp Trust
4,230,000	Series 2023-FUN, Class B, 1 Mo. CME Term SOFR + 2.79% (a) (h)	7.15%	03/15/28	4,259,827
	HILT Commercial Mortgage Trust
2,711,000	Series 2024-ORL, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (h)	6.30%	05/15/37	2,719,533
	MHC Commercial Mortgage Trust
4,392,000	Series 2021-MHC, Class B, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (h)	5.58%	04/15/38	4,399,431
	MKT Mortgage Trust
4,530,000	Series 2020-525M, Class A (a)	2.69%	02/12/40	4,017,526
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	NRTH Mortgage Trust
$4,218,000	Series 2024-PARK, Class A, 1 Mo. CME Term SOFR + 1.64% (a) (h)	6.00%	03/15/39	$4,223,726
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	2,578,836
	SDR Commercial Mortgage Trust
3,715,000	Series 2024-DSNY, Class B, 1 Mo. CME Term SOFR + 1.74% (a) (h)	6.10%	05/15/39	3,715,771
	SFO Commercial Mortgage Trust
3,530,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (h)	5.63%	05/15/38	3,508,632
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (a)	2.85%	07/15/41	2,612,249
	SREIT Trust
1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (a) (h)	5.85%	11/15/36	1,423,182
6,337,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (a) (h)	6.05%	11/15/36	6,338,168
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (a) (h)	5.74%	11/15/36	1,546,846
				104,535,739
	Total Mortgage-Backed Securities			115,376,999
	(Cost $113,713,395)
FOREIGN CORPORATE BONDS AND NOTES — 3.5%
	Airlines — 0.1%
2,261,000	AS Mileage Plan IP Ltd. (a)	5.31%	10/20/31	2,265,609
	Auto Manufacturers — 0.3%
7,168,000	Nissan Motor Co. Ltd. (a)	8.13%	07/17/35	7,599,017
	Banks — 0.7%
3,135,000	AIB Group PLC (a) (b)	5.32%	05/15/31	3,220,481
7,298,000	Danske Bank A/S (a) (b)	5.71%	03/01/30	7,619,397
1,481,000	HSBC Holdings PLC (b)	4.76%	06/09/28	1,492,334
1,585,000	Santander UK Group Holdings PLC (b)	1.67%	06/14/27	1,551,602
430,000	Santander UK Group Holdings PLC (b)	2.47%	01/11/28	419,045
6,864,000	UBS Group AG (a) (b)	6.54%	08/12/33	7,529,972
				21,832,831
	Beverages — 0.1%
3,170,000	Bacardi Ltd. (a)	4.70%	05/15/28	3,197,257
	Diversified Financial Services — 0.1%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,959,565
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	114,210
315,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/28	326,926
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,587,878
				3,988,579
	Entertainment — 0.1%
2,000,000	Flutter Treasury DAC (a)	5.88%	06/04/31	2,037,670
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental Control — 0.4%
$11,400,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	$11,121,891
750,000	GFL Environmental, Inc. (a)	3.50%	09/01/28	726,907
				11,848,798
	Food — 0.2%
1,700,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	3.75%	12/01/31	1,601,350
3,628,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	3,980,874
				5,582,224
	Leisure Time — 1.1%
11,515,000	Carnival Corp. (a)	4.00%	08/01/28	11,316,596
5,153,000	Carnival Corp. (a)	5.75%	08/01/32	5,244,466
7,730,000	Royal Caribbean Cruises Ltd. (a)	6.25%	03/15/32	7,982,810
7,330,000	Viking Cruises Ltd. (a)	9.13%	07/15/31	7,901,975
				32,445,847
	Machinery-Diversified — 0.0%
1,392,300	Oregon Tool Lux, L.P. (a)	7.88%	10/15/29	723,996
	Oil & Gas — 0.0%
742,950	Transocean Poseidon Ltd. (a)	6.88%	02/01/27	745,132
	Savings & Loans — 0.0%
885,000	Nationwide Building Society (a) (b)	2.97%	02/16/28	867,841
	Software — 0.2%
6,731,000	Open Text Corp. (a)	6.90%	12/01/27	6,991,106
	Telecommunications — 0.2%
4,140,000	SoftBank Corp. (a)	4.70%	07/09/30	4,169,655
	Total Foreign Corporate Bonds and Notes			104,295,562
	(Cost $101,669,582)

Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.8%
	Aerospace/Defense — 0.5%
14,578,292	TransDigm, Inc., Term Loan, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.80%	02/28/31	14,606,428
	Gaming — 0.2%
7,300,000	Caesars Entertainment, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.57%	02/06/31	7,289,962
	Healthcare — 0.3%
8,000,000	Medline Borrower, L.P., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.58%	10/23/28	8,009,200
951,905	ModivCare, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 7.50%, 0.00% Floor (d)	11.78%	01/12/26	465,244
				8,474,444
	Healthcare REITs — 0.0%
390,555	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.26%	02/22/27	387,625
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Rate (m)	Stated Maturity (n)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Media Entertainment — 0.3%
$7,705,000	Nexstar Media, Inc., Term Loan B5, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	06/28/32	$7,684,543
	Other Industrial — 0.1%
1,994,994	Asp Dream Acquisition Co., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	8.67%	12/15/28	1,815,444
	Paper — 0.0%
26,558	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.92%	05/06/27	26,459
	Pharmaceuticals — 0.2%
6,059,800	Amneal Pharmaceuticals LLC, Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	08/02/32	6,105,249
	Retailers — 0.2%
7,500,000	ABG Intermediate Holdings 2 LLC, Term Loan B1, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	12/21/28	7,497,675
	Total Senior Floating-Rate Loan Interests			53,887,829
	(Cost $54,389,677)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 0.9%
	Bayview Opportunity Master Fund VII
7,195,386	Series 2024-EDU1, Class E (k)	7.85%	06/25/47	7,317,238
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (a)	(o)	09/08/27	410,836
2,800	Series 2021-P4, Class R (a)	(o)	09/11/28	360,736
19,300	Series 2022-N1, Class R (a)	(o)	12/11/28	824,321
17,100	Series 2022-P2, Class R (a)	(o)	05/10/29	2,009,526
9,800	Series 2023-N3, Class R (a)	(o)	09/10/30	2,008,550
8,700	Series 2023-P3, Class R (a)	(o)	08/12/30	995,217
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (a)	(o)	06/25/30	643,217
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (a)	7.30%	06/17/30	5,053,885
	Skyline Aircraft Finance LLC
516,620	Series 2020-1, Class A (k) (p) (q)	3.23%	05/10/38	483,161
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (a)	(o)	10/28/29	195,548
	SLM Student Loan Trust
6,525	Series 2006-2, Class R	(o)	01/25/41	346,593
1,375	Series 2007-4, Class R	(o)	01/25/42	153,398
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (a)	6.79%	11/15/28	5,440,587
	Total Asset-Backed Securities			26,242,813
	(Cost $29,919,341)

See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 0.2%
	Banks — 0.1%
68,942	Bank of Hawaii Corp.	8.00%	(l)	$1,833,857
	Financial Services — 0.1%
121,300	Jackson Financial, Inc. (b)	8.00%	(l)	3,165,930
	Total $25 Par Preferred Securities			4,999,787
	(Cost $4,943,753)

Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
5,465,652	Dreyfus Government Cash Management Fund, Institutional Shares - 4.18% (r)	5,465,652
	(Cost $5,465,652)

	Total Investments — 99.5%	2,937,274,743
	(Cost $2,906,223,188)
	Net Other Assets and Liabilities — 0.5%	15,382,721
	Net Assets — 100.0%	$2,952,657,464

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2025, securities noted as such amounted to $762,118,771 or
25.8% of net assets.

(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at August 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)	The issuer will pay interest in cash and/or in PIK interest.
(d)	This issuer is in default.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2L - Restricted Securities in the Notes to Financial Statements).

(f)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(g)	Inverse floating rate security.
(h)	Floating or variable rate security.
(i)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(j)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(k)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(l)	Perpetual maturity.
(m)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(n)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
See Notes to Financial Statements

First Trust Smith Unconstrained Bond ETF (UCON)
Portfolio of Investments (Continued)
August 31, 2025
(o)	Zero coupon security.
(p)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2025, securities noted as such are valued at $483,161 or 0.0% of net assets.

(q)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(r)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PIK	– Payment-in-kind
REITs	– Real Estate Investment Trusts
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,153,172,429	$—	$1,153,172,429	$—
U.S. Government Bonds and Notes	911,805,250	—	911,805,250	—
U.S. Government Agency Mortgage-Backed Securities	388,834,353	—	388,834,353	—
Capital Preferred Securities*	173,194,069	—	173,194,069	—
Mortgage-Backed Securities	115,376,999	—	115,376,999	—
Foreign Corporate Bonds and Notes*	104,295,562	—	104,295,562	—
Senior Floating-Rate Loan Interests*	53,887,829	—	53,887,829	—
Asset-Backed Securities	26,242,813	—	25,759,652	483,161
$25 Par Preferred Securities*	4,999,787	4,999,787	—	—
Money Market Funds	5,465,652	5,465,652	—	—
Total Investments	$2,937,274,743	$10,465,439	$2,926,326,143	$483,161

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
August 31, 2025

	First Trust Smith Opportunistic Fixed Income ETF (FIXD)	First Trust Smith Unconstrained Bond ETF (UCON)
ASSETS:
Investments, at value	$3,311,563,949	$2,937,274,743
Cash	3,531,681	3,088,926
Receivables:
Interest	31,727,021	30,190,111
Investment securities sold	8,769,725	10,630,822
Dividends	26,870	33,721
Total Assets	3,355,619,246	2,981,218,323

LIABILITIES:
Due to custodian foreign currency	—	34
Payables:
Investment securities purchased	11,776,469	26,428,154
Investment advisory fees	1,836,030	2,132,671
Total Liabilities	13,612,499	28,560,859
NET ASSETS	$3,342,006,747	$2,952,657,464

NET ASSETS consist of:
Paid-in capital	$4,286,602,088	$2,976,843,530
Par value	759,000	1,179,500
Accumulated distributable earnings (loss)	(945,354,341)	(25,365,566)
NET ASSETS	$3,342,006,747	$2,952,657,464
NET ASSET VALUE, per share	$44.03	$25.03
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	75,900,002	117,950,002
Investments, at cost	$3,301,776,156	$2,906,223,188
Foreign currency, at cost (proceeds)	$—	$(34)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Year Ended August 31, 2025

	First Trust Smith Opportunistic Fixed Income ETF (FIXD)	First Trust Smith Unconstrained Bond ETF (UCON)
INVESTMENT INCOME:
Interest	$203,284,414	$170,634,691
Dividends	7,988,366	5,590,780
Total investment income	211,272,780	176,225,471

EXPENSES:
Investment advisory fees	27,916,865	26,900,745
Total expenses	27,916,865	26,900,745
NET INVESTMENT INCOME (LOSS)	183,355,915	149,324,726

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(249,202,514)	(36,297,140)
Purchased swaptions contracts	(1,195,547)	—
Futures contracts	(2,825,393)	3,307,406
Forward foreign currency contracts	(1,967,670)	(2,517,706)
Swap contracts	2,642,415	317,930
Foreign currency transactions	(1,610,547)	(1,330,879)
Net realized gain (loss)	(254,159,256)	(36,520,389)
Net increase from payment by the advisor	762	1,953
Net change in unrealized appreciation (depreciation) on:
Investments	138,578,491	45,944,907
Futures contracts	2,069,022	(1,425,462)
Forward foreign currency contracts	1,345,819	690,695
Swap contracts	702,525	83,279
Foreign currency translation	(17,034)	(9,544)
Net change in unrealized appreciation (depreciation)	142,678,823	45,283,875
NET REALIZED AND UNREALIZED GAIN (LOSS)	(111,479,671)	8,765,439
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,876,244	$158,090,165
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Smith Opportunistic Fixed Income ETF (FIXD)		First Trust Smith Unconstrained Bond ETF (UCON)
	Year Ended 8/31/2025	Year Ended 8/31/2024	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$183,355,915	$208,773,327	$149,324,726	$105,972,593
Net realized gain (loss)	(254,159,256)	(795,302)	(36,520,389)	4,894,752
Net increase from payment by the advisor	762	—	1,953	—
Net change in unrealized appreciation (depreciation)	142,678,823	143,388,827	45,283,875	59,513,443
Net increase (decrease) in net assets resulting from operations	71,876,244	351,366,852	158,090,165	170,380,788

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(182,135,254)	(215,231,004)	(146,204,502)	(108,036,752)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	463,785,267	817,249,660	672,776,470	1,355,214,655
Cost of shares redeemed	(2,291,057,603)	(213,340,744)	(638,460,543)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(1,827,272,336)	603,908,916	34,315,927	1,355,214,655
Total increase (decrease) in net assets	(1,937,531,346)	740,044,764	46,201,590	1,417,558,691

NET ASSETS:
Beginning of period	5,279,538,093	4,539,493,329	2,906,455,874	1,488,897,183
End of period	$3,342,006,747	$5,279,538,093	$2,952,657,464	$2,906,455,874

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	118,200,002	104,550,002	116,750,002	61,550,002
Shares sold	10,350,000	18,650,000	27,000,000	55,200,000
Shares redeemed	(52,650,000)	(5,000,000)	(25,800,000)	—
Shares outstanding, end of period	75,900,002	118,200,002	117,950,002	116,750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Smith Opportunistic Fixed Income ETF (FIXD)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$44.67	$43.42	$46.17	$53.98	$55.16
Income from investment operations:
Net investment income (loss)	1.85 (a)	1.85 (a)	1.64 (a)	0.88	0.76
Net realized and unrealized gain (loss)	(0.63) (b)	1.31	(2.64)	(7.76)	(0.34)
Total from investment operations	1.22	3.16	(1.00)	(6.88)	0.42
Distributions paid to shareholders from:
Net investment income	(1.86)	(1.91)	(1.75)	(0.93)	(0.81)
Net realized gain	—	—	—	—	(0.75)
Return of capital	—	—	—	—	(0.04)
Total distributions	(1.86)	(1.91)	(1.75)	(0.93)	(1.60)
Net asset value, end of period	$44.03	$44.67	$43.42	$46.17	$53.98
Total return (c)	2.83%	7.55%	(2.15)%	(12.84)%	0.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,342,007	$5,279,538	$4,539,493	$3,548,443	$5,297,667
Ratio of total expenses to average net assets	0.64% (d)	0.64%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.64% (d)	0.64%	0.62%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	4.22% (d)	4.29%	3.72%	1.74%	1.34%
Portfolio turnover rate (e)	384%	511% (f)	456% (f)	445% (f)	497% (f)

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $762 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The portfolio turnover rate not including mortgage dollar rolls was 345%, 290%, 271% and 282% for the years ending August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Smith Unconstrained Bond ETF (UCON)

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.89	$24.19	$24.57	$26.56	$26.19
Income from investment operations:
Net investment income (loss)	1.16 (a)	1.24 (a)	1.11 (a)	0.55	0.53
Net realized and unrealized gain (loss)	0.12 (b)	0.72	(0.35)	(2.01)	0.52
Total from investment operations	1.28	1.96	0.76	(1.46)	1.05
Distributions paid to shareholders from:
Net investment income	(1.14)	(1.26)	(1.14)	(0.52)	(0.51)
Net realized gain	—	—	—	(0.01)	(0.17)
Total distributions	(1.14)	(1.26)	(1.14)	(0.53)	(0.68)
Net asset value, end of period	$25.03	$24.89	$24.19	$24.57	$26.56
Total return (c)	5.32%	8.35%	3.18%	(5.55)%	4.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,952,657	$2,906,456	$1,488,897	$1,268,815	$608,317
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%
Ratio of net expenses to average net assets	0.85% (d)	0.85%	0.82%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	4.69% (d)	5.11%	4.60%	2.35%	1.90%
Portfolio turnover rate (e)	305%	314% (f)	257% (f)	208% (f)	190% (f)

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $1,953 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The portfolio turnover rate not including mortgage dollar rolls was 138%, 33%, 43%, and 40% for the years ending August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, respectively.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust, listed below:

First Trust Smith Opportunistic Fixed Income ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FIXD”)
First Trust Smith Unconstrained Bond ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “UCON”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. FIXD’s and UCON’s investment objective is to seek to maximize long-term total return. Each of FIXD and UCON seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Options on swaps (“swaptions”) are valued by a third-party pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Shares of open-end funds are valued based on NAV per share.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, Smith Capital Investors, LLC (“Smith” or the “Sub-Advisor”) or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the economic, political and social prospects/developments of the country of issue and the assessment of the country’s government leaders/officials (for sovereign debt only);
14)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
15)
the borrower’s/issuer’s competitive position within the industry;
16)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
17)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of August 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At August 31, 2025, FIXD and UCON held no when-issued, delayed-delivery or forward purchase commitments.
C. Futures Contracts
Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. The Funds did not hold any futures contracts at August 31, 2025.
D. Forward Foreign Currency Contracts
Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and a Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds did not hold any forward foreign currency contracts at August 31, 2025.
E. Swap Agreements
Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, credit event, etc. Payment received or made by the Fund for swaps, if any, are recorded on the Statements of Operations as “Net realized gain (loss) on swap contracts.” When a swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, credit event, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in “Swap contracts, at value” on the Statements of Assets and Liabilities.
FIXD and UCON held interest rate swap agreements during the period, but had no open positions at August 31, 2025. An interest rate swap agreement involves the Fund’s agreement to exchange a stream of interest payments for another party’s stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. The Fund’s maximum interest rate risk to meet its future payments under swap agreements is equal to the total notional amount as shown on the Portfolio of Investments.
F. Options and Swaptions
FIXD may invest in option contracts to adjust its exposure to interest rate risk. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the Fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the Fund loses an amount equal to the market value of the option written less the premium received.
FIXD held swaptions during the period, but had no open positions at August 31, 2025. An option on swaps (swaptions) is transacted over-the-counter (“OTC”) and not on an exchange. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. Each Fund’s maximum equity price risk for purchased options is limited to the premium initially paid.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
FIXD may purchase or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
When a Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
When a Fund purchases a call or put swaption, the premium paid represents the cost of the call or put swaption, which is included in “Swaptions contracts purchased, at value” on the Statements of Assets and Liabilities and is subsequently adjusted daily to the current market value of the option purchased. Fluctuations in the value of the swaptions are recorded in the Statements of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. If a Fund elects to allow a put swaption to expire, then the interest rate risk for purchased swaptions is limited to the premium initially paid. Any gain or loss on swaptions is included in “Purchased/Written swaptions contracts” on the Statements of Operations.
G. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
The Funds do not have the right to offset financial assets and financial liabilities related to options and swaptions contracts, forward foreign currency contracts, futures contracts or swap contracts on the Statements of Assets and Liabilities.
H. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in “Net realized gain (loss) on investments” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
I. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
J. Mortgage Dollar Rolls
Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.
K. Unfunded Loan Commitments
Each Fund may enter into certain credit agreements, all or a portion of which may be unfunded. Each Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, each Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statements of Operations. As of August 31, 2025, FIXD and UCON had no unfunded loan commitments.
L. Restricted Securities
FIXD and UCON invest in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2025, FIXD and UCON held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. Each Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
FIXD
ModivCare, Inc., 5.00%, 10/01/29	02/17/23 - 05/01/25	$4,689,300	$3.63	$3,270,500	$169,987	0.01%
UCON
ModivCare, Inc., 5.00%, 10/01/29	02/21/23 - 05/01/25	4,868,850	3.63	3,897,740	176,496	0.01
M. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Smith Opportunistic Fixed Income ETF	$182,135,254	$—	$—
First Trust Smith Unconstrained Bond ETF	146,204,502	—	—
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Smith Opportunistic Fixed Income ETF	$215,231,004	$—	$—
First Trust Smith Unconstrained Bond ETF	108,036,752	—	—
As of August 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Smith Opportunistic Fixed Income ETF	$9,304,990	$(926,840,764)	$(27,818,567)
First Trust Smith Unconstrained Bond ETF	7,523,681	(52,122,347)	19,233,100
N. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Non-Expiring Capital Loss Carryforwards
First Trust Smith Opportunistic Fixed Income ETF	$926,840,764
First Trust Smith Unconstrained Bond ETF	52,122,347
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Smith Opportunistic Fixed Income ETF	$(22,776,392)	$22,776,392	$—
First Trust Smith Unconstrained Bond ETF	(7,696,321)	7,696,321	—
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Smith Opportunistic Fixed Income ETF	$3,339,382,516	$30,714,237	$(58,532,804)	$(27,818,567)
First Trust Smith Unconstrained Bond ETF	2,918,041,643	40,064,374	(20,831,274)	19,233,100
O. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
P. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
Effective May 10, 2025, Smith serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Smith, First Trust will supervise Smith and its management of the investment of each Fund’s assets and will pay Smith for its services as the Funds’ sub-advisor. Smith receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Smith will be reduced to reflect the reduction in the Advisor’s management fee. First Trust will also be responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net asset (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FIXD	UCON
Fund net assets up to and including $2.5 billion	0.65000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.78625%
Fund net assets greater than $10 billion	0.58500%	0.76500%
As of the close of business on May 9, 2025, TCW served as the Funds’ sub-advisor and managed each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and TCW, First Trust supervised TCW and its management of the investment of each Fund’s assets and paid TCW for its services as the Funds’ sub-advisor. TCW received a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months were subtracted from the unitary management fee for that month.
During the fiscal year ended ended August 31, 2025, FIXD and UCON received a payment from the Advisor in the amount of $762 and $1,953, respectively, in connection with a trade error.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
4. Purchases and Sales of Securities
For the fiscal year ended August 31, 2025, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Smith Opportunistic Fixed Income ETF
U.S. Government securities	$14,108,807,976	$15,426,973,891
Non-U.S. Government securities	1,885,471,614	2,299,217,059
First Trust Smith Unconstrained Bond ETF
U.S. Government securities	7,040,147,372	6,159,814,210
Non-U.S. Government securities	2,302,619,944	2,431,342,900
For the fiscal year ended August 31, 2025, the Funds had no in-kind transactions.
5. Derivative Transactions
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended August 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FIXD	UCON
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$(1,967,670)	$(2,517,706)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	1,345,819	690,695
Interest Rate Risk Exposure
Net realized gain (loss) on:
Purchased swaptions contracts	(1,195,547)	—
Futures contracts	(2,825,393)	3,307,406
Swap contracts	2,642,415	317,930
Net change in unrealized appreciation (depreciation) on:
Futures contracts	2,069,022	(1,425,462)
Swap contracts	702,525	83,279
FIXD
During the fiscal year ended August 31, 2025, the premiums for purchased swaptions contracts opened were $3,208,678 and the premiums for purchased swaptions contracts closed, exercised and expired were $3,208,678.
The average notional value of forward foreign currency contracts outstanding during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $62,115,703.
The average notional value of futures contracts during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $992,202,096.
The average notional value of interest rate swaps during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $11,064,400.
UCON
The average notional value of forward foreign currency contracts outstanding during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $41,429,103.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
The average notional value of futures contracts during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $691,065,850.
The average notional value of interest rate swaps during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $1,311,600.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Smith Opportunistic Fixed Income ETF (formerly known as First Trust TCW Opportunistic Fixed Income ETF) and First Trust Smith Unconstrained Bond ETF (formerly known as First Trust TCW Unconstrained Plus Bond ETF) (the “Funds”), each a series of the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
At joint special meetings of shareholders of the Funds that were held on July 14, 2025, shareholders of record of each Fund as of April 9, 2025 voted to approve for the applicable Fund (1) a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) among First Trust Exchange-Traded Fund VIII, on behalf of the applicable Fund, First Trust Advisors L.P., as investment advisor, and Smith Capital Investors, LLC, as investment sub-advisor, and (2) a “manager of managers” structure (the “Manager of Managers Structure”). Voting results for each Fund are set forth below.
First Trust Smith Opportunistic Fixed Income ETF (FIXD): With respect to the New Sub-Advisory Agreement, there were 39,174,434 votes “for,” 291,654 votes “against” and 1,446,483 abstentions. With respect to the Manager of Managers Structure, there were 38,901,561 votes “for,” 575,022 votes “against” and 1,435,987 abstentions.
First Trust Smith Unconstrained Bond ETF (UCON): With respect to the New Sub-Advisory Agreement, there were 51,191,766 votes “for,” 420,337 votes “against” and 2,465,250 abstentions. With respect to the Manager of Managers Structure, there were 50,689,436 votes “for,” 930,565 votes “against” and 2,457,352 abstentions.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund VIII funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,234,127. This figure is comprised of $130,359 paid (or to be paid) in fixed compensation and $3,103,768 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $1,695,349 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,538,778 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the Interim Investment Sub-Advisory Agreement (the “Interim Sub-Advisory Agreement”) among the Trust, First Trust Advisors L.P. (the “Advisor”) and Smith Capital Investors, LLC (“Smith Capital”), and the Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement” and together with the Interim Sub-Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Smith Capital, on behalf of the following series of the Trust (each, a “Fund” and collectively, the “Funds”):
First Trust TCW Opportunistic Fixed Income ETF (FIXD)
First Trust TCW Unconstrained Plus Bond ETF (UCON)

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
The Board approved the Agreements for each Fund at a meeting held on March 9–10, 2025. The Board determined for each Fund that approval of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Agreements were proposed to the Board in connection with the Advisor’s recommendation to appoint Smith Capital as the new investment sub-advisor to each Fund. For each Fund, the Board noted that the New Sub-Advisory Agreement will be submitted to shareholders of the Fund for their approval, that the Advisor and Smith Capital will bear the costs associated with soliciting shareholder approval of the New Sub-Advisory Agreement and that the Interim Sub-Advisory Agreement would remain in effect until the earlier of 150 days from the appointment of Smith Capital as the Fund’s investment sub-advisor or shareholder approval of the New Sub-Advisory Agreement.
To reach its determination in approving the Agreements for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from Smith Capital in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by Smith Capital to each Fund (including the relevant personnel responsible for these services and their experience); the proposed sub-advisory fee rate for each Fund, including comparisons to fees charged to other clients of Smith Capital; the potential for Smith Capital to realize economies of scale, if any, in providing services to the Funds; financial data for Smith Capital; any indirect benefits to Smith Capital; and information on Smith Capital’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by Smith Capital. The Board applied its business judgment to determine whether the Agreements are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by Smith Capital under the Agreements. The Board reviewed the written materials provided by Smith Capital and considered the services that Smith Capital would provide to each Fund, including the day-to-day management of each Fund’s investments. In addition to the written materials provided by Smith Capital, at the December 8–9, 2024 and March 9–10, 2025 meetings, the Board also received presentations from representatives of Smith Capital, who discussed the services that Smith Capital will provide to the Funds, and the Trustees were able to ask questions about Smith Capital’s proposed management of each Fund’s investments. The Board noted the background and experience of Smith Capital’s portfolio management team and Smith Capital’s investment style, including proposed changes to certain of each Fund’s investment policies to conform with Smith Capital’s investment style. The Board considered performance information provided by Smith Capital for portfolios it has historically managed that are similar to the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by Smith Capital under the Agreements are expected to be satisfactory.
The Board considered the proposed sub-advisory fee rate to be paid by the Advisor to Smith Capital from the Advisor’s unitary fee. In this regard, the Board noted that the sub-advisory fee rate for each Fund would be equal to 50% of the Advisor’s unitary fee rate less one-half of the Fund’s expenses and that the sub-advisory fee rate would be reduced consistent with the breakpoints in the Advisor’s unitary fee rate schedule. The Board noted that, for each Fund, the compensation to be received by Smith Capital under the Agreements would be no greater than the compensation the Fund’s current sub-advisor would have received under the Fund’s current sub-advisory agreement. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed sub-advisory fee to be paid by the Advisor to Smith Capital from the unitary fee is fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with Smith Capital providing investment sub-advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the Advisor’s unitary fee rate would be reduced as assets of the Fund meet certain thresholds and that Smith Capital’s sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board also considered Smith Capital’s statement that as the Funds grow, transaction costs are spread over a larger volume of assets under management, resulting in savings to investors from economies of scale. The Board reviewed financial information provided by Smith Capital, but did not review any potential profitability of the Agreements for each Fund to Smith Capital. The Board considered that Smith Capital would be paid by the Advisor from each Fund’s unitary fee and its

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
understanding that the sub-advisory fee rate for each Fund was the product of an arm’s length negotiation. The Board concluded that the profitability analysis for the Advisor was more relevant. The Board also considered the potential indirect benefits that may be realized by Smith Capital from its relationship with the Funds, noting that Smith Capital did not identify any such indirect benefits and Smith Capital’s statement that it does not utilize soft dollars.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Smith Opportunistic Fixed Income ETF (formerly, First Trust TCW Opportunistic Fixed Income ETF) (FIXD)
First Trust Smith Unconstrained Plus Bond ETF (formerly, First Trust TCW Unconstrained Plus Bond ETF) (UCON)
The Board approved the continuation of the Advisory Agreement for each Fund for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined for each Fund that the continuation of the Advisory Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
The Board noted that, at a meeting held on March 9–10, 2025, it had approved, for each Fund, the termination of the Investment Sub-Advisory Agreement with the Fund’s previous investment sub-advisor, which termination was effective on May 9, 2025, and the entry into a new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) among the Trust, the Advisor and Smith Capital Investors, LLC (the “Sub-Advisor”), subject to shareholder approval. Accordingly, the Board did not consider the renewal of any Investment Sub-Advisory Agreement for the Funds at the June 8–9, 2025 meeting.
In reviewing the Advisory Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Advisory Agreement. The Board considered that the Advisor is responsible for the overall management and

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board noted that the Advisor oversees the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Advisory Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board also noted that not all peer funds employ an advisor/sub-advisor management structure. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board received and reviewed information comparing each Fund’s performance for one or more periods ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. The Board noted that at the March 9–10, 2025 meeting, it had approved, for each Fund, the termination of the Investment Sub-Advisory Agreement with the Fund’s previous investment sub-advisor and the entry into the New Sub-Advisory Agreement with the Sub-Advisor, that the Sub-Advisor had assumed management of each Fund’s investments on May 9, 2025, and that the performance information for each Fund represented the performance of the Fund’s previous investment sub-advisor. Based on the information provided, the Board noted that FIXD underperformed its Performance Universe median and benchmark index for the one-, three- and five-year periods ended December 31, 2024, and that UCON underperformed its Performance Universe median and benchmark index for the one- and three-year periods ended December 31, 2024 and outperformed its Performance Universe median and benchmark index for the five-year period ended December 31, 2024.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund (out of which the Sub-Advisor is compensated) continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Advisory Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
August 31, 2025 (Unaudited)
relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2024 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
Distributions paid to foreign shareholders for the taxable year ended August 31, 2025 that were properly designated by each Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Of the ordinary income (including short-term capital gain) distribution made by each Fund during the fiscal year ended August 31, 2025, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

Annual Financial Statements and Other Information
For the Year Ended August 31, 2025

First Trust Exchange-Traded Fund VIII

First Trust Securitized Plus ETF (DEED) (formerly known as First Trust TCW Securitized Plus ETF)

First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
August 31, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Securitized Plus ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments
August 31, 2025

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 49.4%
	Collateralized Mortgage Obligations — 16.7%
	Federal Home Loan Mortgage Corporation
$404,775	Series 4292, Class PB	3.50%	01/15/44	$358,876
354,467	Series 4639, Class HZ	3.25%	04/15/53	291,119
415,000	Series 4753, Class HL	3.00%	02/15/48	359,150
438,190	Series 4765, Class PZ	3.00%	01/15/48	343,924
925,000	Series 5210, Class LB	3.00%	08/25/50	715,027
1,079,346	Series 5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (a)	3.23%	07/25/54	1,009,151
488,952	Series 5502, Class FC, 30 Day Average SOFR + 2.00%, 6.00% Cap (b)	6.00%	02/25/55	492,673
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,059,981
1,365,520	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (b) (c)	5.45%	05/25/35	1,385,396
	Federal National Mortgage Association
71,471	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (b)	4.89%	07/25/36	71,150
625,000	Series 2015-32, Class PB	3.00%	05/25/45	528,772
995,064	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (b)	5.15%	10/25/52	980,422
400,713	Series 2024-73, Class FB, 30 Day Average SOFR + 1.20% (b)	5.55%	10/25/54	401,227
1,339,503	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (b)	5.50%	11/25/54	1,343,762
	Government National Mortgage Association
460,000	Series 2013-39, Class DP	2.50%	03/20/43	354,699
287,830	Series 2015-39, Class ZA	3.50%	03/20/45	266,381
426,744	Series 2015-103, Class ZA	3.50%	07/20/45	360,952
314,885	Series 2017-38, Class Z	4.00%	03/20/47	276,315
391,310	Series 2017-117, Class ZN	3.00%	08/20/47	314,678
333,032	Series 2018-97, Class DZ	3.50%	07/20/48	296,150
483,595	Series 2021-125, Class EL	1.50%	07/20/51	299,738
365,893	Series 2023-18, Class AZ	4.75%	02/20/53	331,102
235,000	Series 2023-81, Class AL	4.50%	08/20/40	232,924
				12,073,569
	Commercial Mortgage-Backed Securities — 0.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
616,690	Series 2024-K732, Class X3, IO (d) (e)	3.33%	05/25/46	95
	FREMF Mortgage Trust
3,719,638	Series 2017-K726, Class X2B, IO (c)	0.10%	07/25/49	1,970
				2,065
	Pass-Through Securities — 32.7%
	Federal Home Loan Mortgage Corporation
40,645	Pool G08681	3.50%	12/01/45	37,844
21,132	Pool G08792	3.50%	12/01/47	19,497
74,572	Pool G60659	3.50%	08/01/46	69,310
88,406	Pool G61748	3.50%	11/01/48	81,876
102,027	Pool G67706	3.50%	12/01/47	94,613
132,596	Pool G67710	3.50%	03/01/48	122,425
834,689	Pool QC8921	2.50%	10/01/51	702,448
1,301,733	Pool QD7088	2.00%	02/01/52	1,048,732
210,072	Pool RA5286	2.50%	05/01/51	174,776

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$260,468	Pool RA5552	3.00%	07/01/51	$227,276
91,566	Pool SD0499	3.00%	08/01/50	81,190
849,211	Pool SD0956	2.50%	04/01/52	714,473
413,574	Pool SD1382	4.00%	08/01/52	387,205
83,865	Pool SD7502	3.50%	07/01/49	76,949
94,380	Pool SD7511	3.50%	01/01/50	86,859
58,159	Pool SD7513	3.50%	04/01/50	53,678
1,418,883	Pool SL1390	4.00%	07/01/50	1,351,528
1,475,037	Pool SL1523	3.50%	07/01/50	1,350,294
60,070	Pool ZM1779	3.00%	09/01/46	53,690
	Federal National Mortgage Association
1,526,328	Pool AL9394	3.00%	11/01/46	1,350,598
21,222	Pool BE3619	4.00%	05/01/47	20,216
1,417,951	Pool BM4963	3.00%	05/01/48	1,260,400
257,008	Pool BQ1163	2.00%	08/01/50	206,308
513,086	Pool BQ1226	2.00%	09/01/50	411,550
616,982	Pool BU9074	2.00%	01/01/52	495,166
465,585	Pool BV4119	2.50%	03/01/52	387,038
213,487	Pool BV5358	2.50%	04/01/52	178,160
1,083,735	Pool BV8477	3.00%	05/01/52	947,633
541,036	Pool BV9960	4.00%	06/01/52	508,689
42,570	Pool CA0995	3.50%	01/01/48	38,925
462,001	Pool CA5689	3.00%	05/01/50	409,655
993,987	Pool CB2411	2.50%	12/01/51	835,710
447,755	Pool CB2430	3.00%	12/01/51	388,957
728,711	Pool CB2610	2.00%	01/01/52	584,776
469,283	Pool CB2802	2.00%	02/01/52	377,759
919,817	Pool CB3486	3.50%	05/01/52	834,216
101,297	Pool CB4365	3.50%	08/01/52	92,095
1,369,476	Pool FA1348	4.50%	09/01/52	1,362,237
1,330,895	Pool FA1641	4.50%	09/01/50	1,310,685
1,182,342	Pool FS0139	2.50%	01/01/52	994,569
340,174	Pool FS3160	3.00%	06/01/52	298,042
244,009	Pool FS3275	3.00%	04/01/52	212,054
830,000	Pool TBA (f)	3.50%	09/15/55	749,919
830,000	Pool TBA (f)	4.00%	09/15/55	774,625
952,000	Pool TBA (f)	4.50%	09/15/55	915,769
318,000	Pool TBA (f)	4.50%	10/15/55	305,599
	Government National Mortgage Association
731,585	Pool MA7589	2.50%	09/20/51	624,348
				23,610,361
	Total U.S. Government Agency Mortgage-Backed Securities			35,685,995
	(Cost $36,481,706)
MORTGAGE-BACKED SECURITIES — 31.0%
	Collateralized Mortgage Obligations — 24.5%
	CIM Trust
450,000	Series 2023-R3, Class A1B (c)	4.50%	01/25/63	357,554

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	COLT Mortgage Loan Trust
$1,350,000	Series 2021-HX1, Class B3A (c) (d)	4.16%	10/25/66	$1,018,657
	Credit Suisse Mortgage Trust
980,079	Series 2021-RPL4, Class A1 (c)	4.13%	12/27/60	977,824
	Easy Street Mortgage Loan Trust
1,000,000	Series 2025-RTL1, Class A2, steps up to 9.30% on 8/26/27 (c) (g)	8.30%	05/25/40	1,008,864
	Ellington Financial Mortgage Trust
380,000	Series 2024-INV1, Class B2 (c) (d)	7.50%	03/25/69	377,842
	FARM Mortgage Trust
751,453	Series 2021-1, Class B (c) (d)	3.23%	07/25/51	584,047
1,178,352	Series 2025-1, Class B (c)	5.63%	08/01/55	1,040,124
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
1,068,212	Series 2017-1, Class M2 (c)	4.00%	01/25/56	1,033,096
1,196,232	Series 2017-3, Class M2 (c)	4.75%	07/25/56	1,175,922
1,009,083	Series 2017-4, Class M (c)	4.75%	06/25/57	996,458
	Legacy Mortgage Asset Trust
331,903	Series 2021-GS5, Class A1, steps up to 6.25% on 11/25/25 (c) (g)	5.25%	07/25/67	332,237
	LHOME Mortgage Trust
200,000	Series 2025-RTL3, Class M2 (c)	8.73%	08/25/40	201,445
	Mill City Mortgage Loan Trust
1,350,000	Series 2019-GS2, Class B2 (c) (d)	3.25%	08/25/59	984,886
	PRPM
1,000,000	Series 2025-3, Class A2, steps up to 12.07% on 05/01/28 (c) (g)	9.07%	05/25/30	1,010,056
	PRPM LLC
375,000	Series 2024-RCF2, Class M1, steps up to 4.75% on 03/25/28 (c) (g)	3.75%	03/25/54	353,775
1,000,000	Series 2025-6, Class M1 (c) (h)	10.56%	08/25/28	987,477
565,000	Series 2025-RCF4, Class M2, steps up to 5.50% on 08/01/29 (c) (g)	4.50%	08/25/55	512,336
1,250,000	Series 2025-RPL4, Class M1A, steps up to 4.00% on 05/01/29 (c) (g)	3.00%	05/25/55	1,100,182
	RALI Trust
998,889	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	4.82%	05/25/37	930,471
	Redwood Funding Trust
635,000	Series 2025-3, Class A (c) (h)	6.23%	12/27/56	634,992
344,000	Series 2025-3, Class B (c) (h)	7.75%	12/27/56	343,999
	Saluda Grade Alternative Mortgage Trust
745,000	Series 2024-RTL4, Class A2, steps up to 8.50% on 07/01/26 (c) (g)	7.50%	02/25/30	747,100
	Towd Point Mortgage Trust
1,250,000	Series 2017-4, Class B4 (c)	3.65%	06/25/57	981,143
				17,690,487
	Commercial Mortgage-Backed Securities — 6.5%
	Cali
650,000	Series 2024-SUN, Class D, 1 Mo. CME Term SOFR + 3.63% (b) (c)	7.98%	07/15/41	654,703
	Citigroup Commercial Mortgage Trust
3,780,626	Series 2016-P3, Class XA, IO (d)	1.81%	04/15/49	16,938

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	COMM Mortgage Trust
$938,014	Series 2012-CR4, Class XA, IO (d)	1.29%	10/15/45	$16,360
170,584	Series 2014-UBS3, Class XA, IO (d) (e)	0.77%	06/10/47	8
11,151,000	Series 2014-UBS3, Class XB, IO (c) (d)	0.33%	06/10/47	251
7,000,000	Series 2015-LC21, Class XE, IO (c) (d)	1.20%	07/10/48	440
	CSAIL Commercial Mortgage Trust
1,182,877	Series 2016-C5, Class XA, IO (d) (e)	0.94%	11/15/48	56
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (c) (d)	0.39%	12/10/40	14,027
	GS Mortgage Securities Trust
658,865	Series 2011-GC5, Class XA, IO (d) (i) (j)	0.08%	08/10/44	454
605,000	Series 2024-FAIR, Class E (c) (d)	9.45%	07/15/29	626,213
	Hilton U.S.A. Trust
360,000	Series 2016-HHV, Class F (c) (d)	4.33%	11/05/38	348,768
	Hudson Yards Mortgage Trust
330,000	Series 2019-30HY, Class E (c) (d)	3.56%	07/10/39	297,744
	JPMBB Commercial Mortgage Securities Trust
560,997	Series 2015-C32, Class XA, IO (d) (e)	1.23%	11/15/48	36
	JPMCC Commercial Mortgage Securities Trust
8,771,553	Series 2017-JP5, Class XA, IO (d)	0.91%	03/15/50	82,038
	JPMDB Commercial Mortgage Securities Trust
5,179,526	Series 2016-C2, Class XA, IO (d)	1.62%	06/15/49	19,225
	MSWF Commercial Mortgage Trust
9,464,249	Series 2023-1, Class XA, IO (d)	1.09%	05/15/56	486,272
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (c)	5.63%	05/15/38	496,973
1,000,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (b) (c)	6.88%	05/15/38	991,908
	SLG Office Trust
385,000	Series 2021-OVA, Class G (c)	2.85%	07/15/41	299,218
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (d) (i) (j)	0.00%	01/15/39	10,185
	TEXAS Commercial Mortgage Trust
260,000	Series 2025-TWR, Class C, 1 Mo. CME Term SOFR + 2.14% (b) (c)	6.51%	04/15/42	259,902
	Wells Fargo Commercial Mortgage Trust
244,074	Series 2015-LC22, Class XA, IO (d) (e)	0.81%	09/15/58	8
3,258,767	Series 2016-C33, Class XA, IO (d)	1.70%	03/15/59	7,189
5,823,000	Series 2016-C37, Class XEF, IO (c) (d)	1.60%	12/15/49	97,106
	WFRBS Commercial Mortgage Trust
102,788	Series 2014-C22, Class XA, IO (d) (e)	0.39%	09/15/57	15
				4,726,037
	Total Mortgage-Backed Securities			22,416,524
	(Cost $22,342,689)
ASSET-BACKED SECURITIES — 20.3%
	BlueMountain CLO Ltd.
500,000	Series 2018-3A, Class A2R, 3 Mo. CME Term SOFR + 1.60% (b) (c)	5.92%	10/25/30	503,004

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
August 31, 2025
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CoreVest American Finance Trust
$1,590,762	Series 2021-2, Class XA, IO (c) (d)	3.10%	07/15/54	$33,661
	Exeter Automobile Receivables Trust
1,000,000	Series 2025-2A, Class E (c)	7.81%	10/15/32	1,049,240
1,000,000	Series 2025-3A, Class D	5.57%	10/15/31	1,021,203
	Flagship Credit Auto Trust
500,000	Series 2024-1, Class E (c)	8.60%	05/15/31	517,123
	Flatiron CLO Ltd.
1,000,000	Series 2025-32A, Class D2, 3 Mo. CME Term SOFR + 4.10% (b) (c)	8.42%	10/22/38	1,003,527
	Gracie Point International Funding LLC
1,460,000	Series 2025-1A, Class D (b) (c) (h) (k)	0.00%	08/15/28	1,460,000
	Island Finance Trust
1,000,000	Series 2025-1A, Class B (c)	7.95%	03/19/35	1,034,029
	J.G. Wentworth LLC
381,319	Series 2017-2A, Class B (c)	5.09%	09/17/74	346,544
	Lmrk Issuer Co. 2 LLC
500,000	Series 2025-1A, Class C (c)	8.12%	09/15/55	504,353
	Neuberger Berman Loan Advisers CLO Ltd.
250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (b) (c)	11.53%	04/20/38	252,205
	Octagon Investment Partners XVI Ltd.
350,000	Series 2013-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.40% (b) (c)	5.98%	07/17/30	350,339
	Pagaya AI Debt Grantor Trust
999,915	Series 2024-10, Class E (c)	10.41%	06/15/32	1,034,517
999,885	Series 2024-11, Class E (c)	10.33%	07/15/32	1,029,344
	PRET LLC
289,338	Series 2022-RN1, Class A1, steps up to 7.72% on 02/25/26 (c) (g)	6.72%	07/25/51	289,706
1,000,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/29 (c) (g)	8.72%	06/25/55	1,012,719
250,000	Series 2025-NPL9, Class A2, steps up to 11.51% on 08/25/29 (c) (g)	7.51%	08/25/55	252,188
	Research-Driven Pagaya Motor Asset Trust
1,000,000	Series 2025-3A, Class E (c)	11.09%	02/27/34	1,003,621
	Saluda Grade Alternative Mortgage Trust
982,990	Series 2025-NPL1, Class A1, steps up to 10.12% on 12/01/27 (c) (g)	7.12%	01/25/30	985,821
	VERTICAL BRIDGE CC LLC
725,000	Series 2025-1A, Class C (c)	7.45%	08/16/55	725,598
	Whitebox Clo Ltd.
250,000	Series 2025-5A, Class D2, 3 Mo. CME Term SOFR + 4.10% (b) (c)	8.35%	07/20/38	250,859
	Total Asset-Backed Securities			14,659,601
	(Cost $14,705,983)

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
August 31, 2025
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.9%
	Capital Markets — 0.9%
20,000	First Trust AAA CMBS ETF (l)	$410,548
12,000	First Trust Structured Credit Income Opportunities ETF (l)	250,800
	Total Exchange-Traded Funds	661,348
	(Cost $651,437)
MONEY MARKET FUNDS — 4.7%
3,422,100	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.13% (m)	3,422,100
	(Cost $3,422,100)

	Total Investments — 106.3%	76,845,568
	(Cost $77,603,915)
	Net Other Assets and Liabilities — (6.3)%	(4,569,577)
	Net Assets — 100.0%	$72,275,991
Futures Contracts at August 31, 2025 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	49	Dec-2025	$5,512,500	$28,186
U.S. 2-Year Treasury Notes	16	Dec-2025	3,336,625	4,119
U.S. 5-Year Treasury Notes	29	Dec-2025	3,174,594	12,020
Ultra 10-Year U.S. Treasury Notes	51	Dec-2025	5,834,719	24,103
Ultra U.S. Treasury Bond Futures	13	Dec-2025	1,515,312	3,091
			$19,373,750	$71,519

Futures Contracts Short
Ultra U.S. Treasury Bond Futures	12	Dec-2025	$(1,371,000)	$378
		Total	$18,002,750	$71,897

(a)	Inverse floating rate security.
(b)	Floating or variable rate security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2025, securities noted as such amounted to $35,873,033 or 49.6%
of net assets.

(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2H - Mortgage Dollar Rolls in the Notes to Financial Statements).
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
August 31, 2025, securities noted as such are valued at $3,426,468 or 4.7% of net assets.

(i)	Restricted security as to resale, excluding Rule 144A securities (see Note 2J - Restricted Securities in the Notes to Financial Statements).

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
August 31, 2025
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2J - Restricted Securities in the Notes to Financial Statements).

(k)	When-issued security. The interest rate shown reflects the rate in effect at August 31, 2025. Interest will begin accruing on the security’s first settlement date.
(l)	Investment in an affiliated fund.
(m)	Rate shown reflects yield as of August 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 8/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$35,685,995	$—	$35,685,995	$—
Mortgage-Backed Securities	22,416,524	—	22,416,524	—
Asset-Backed Securities	14,659,601	—	14,659,601	—
Exchange-Traded Funds*	661,348	661,348	—	—
Money Market Funds	3,422,100	3,422,100	—	—
Total Investments	76,845,568	4,083,448	72,762,120	—
Futures Contracts**	71,897	71,897	—	—
Total	$76,917,465	$4,155,345	$72,762,120	$—

*	See Portfolio of Investments for industry breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

First Trust Securitized Plus ETF (DEED)
Statement of Assets and Liabilities
August 31, 2025

ASSETS:
Investments, at value - Unaffiliated	$76,184,220
Investments, at value - Affiliated	661,348
Total investments, at value	76,845,568
Cash segregated as collateral	317,755
Receivables:
Investment securities sold	1,100,164
Interest	334,370
Dividends	7,772
Total Assets	78,605,629

LIABILITIES:
Payables:
Investment securities purchased	6,267,177
Investment advisory fees	45,852
Variation margin	16,609
Total Liabilities	6,329,638
NET ASSETS	$72,275,991

NET ASSETS consist of:
Paid-in capital	$114,088,070
Par value	34,000
Accumulated distributable earnings (loss)	(41,846,079)
NET ASSETS	$72,275,991
NET ASSET VALUE, per share	$21.26
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,400,002
Investments, at cost - Unaffiliated	$76,952,478
Investments, at cost - Affiliated	$651,437
Total investments, at cost	$77,603,915
See Notes to Financial Statements

First Trust Securitized Plus ETF (DEED)
Statement of Operations
For the Year Ended August 31, 2025

INVESTMENT INCOME:
Interest	$3,794,391
Dividends - Unaffiliated	111,776
Dividends - Affiliated	13,520
Foreign withholding tax	(1,074)
Total investment income	3,918,613

EXPENSES:
Investment advisory fees	541,118
Total expenses	541,118
NET INVESTMENT INCOME (LOSS)	3,377,495

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(4,613,628)
Investments sold short	17,275
Futures contracts	(9,591)
Forward foreign currency contracts	(32,179)
Foreign currency transactions	(5,334)
Net realized gain (loss)	(4,643,457)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	3,878,815
Investments - Affiliated	9,911
Futures contracts	100,203
Forward foreign currency contracts	32,602
Foreign currency translation	216
Net change in unrealized appreciation (depreciation)	4,021,747
NET REALIZED AND UNREALIZED GAIN (LOSS)	(621,710)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,755,785
See Notes to Financial Statements

First Trust Securitized Plus ETF (DEED)
Statements of Changes in Net Assets

	Year Ended 8/31/2025	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$3,377,495	$4,332,260
Net realized gain (loss)	(4,643,457)	(4,122,084)
Net change in unrealized appreciation (depreciation)	4,021,747	5,374,552
Net increase (decrease) in net assets resulting from operations	2,755,785	5,584,728

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,333,752)	(3,552,285)
Return of capital	—	(414,467)
Total distributions to shareholders	(3,333,752)	(3,966,752)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,520,582	15,499,391
Cost of shares redeemed	(10,485,764)	(22,595,957)
Net increase (decrease) in net assets resulting from shareholder transactions	34,818	(7,096,566)
Total increase (decrease) in net assets	(543,149)	(5,478,590)

NET ASSETS:
Beginning of period	72,819,140	78,297,730
End of period	$72,275,991	$72,819,140

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,400,002	3,750,002
Shares sold	500,000	750,000
Shares redeemed	(500,000)	(1,100,000)
Shares outstanding, end of period	3,400,002	3,400,002
See Notes to Financial Statements

First Trust Securitized Plus ETF (DEED)
Financial Highlights
For a share outstanding throughout each period

	Year Ended August 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$21.42	$20.88	$22.76	$26.01	$25.88
Income from investment operations:
Net investment income (loss)	0.98 (a)	1.32 (a)	1.16 (a)	0.49	0.28
Net realized and unrealized gain (loss)	(0.17)	0.44	(1.98)	(3.28)	0.47
Total from investment operations	0.81	1.76	(0.82)	(2.79)	0.75
Distributions paid to shareholders from:
Net investment income	(0.97)	(1.09)	(0.89)	(0.39)	(0.29)
Net realized gain	—	—	—	(0.07)	(0.33)
Return of capital	—	(0.13)	(0.17)	—	—
Total distributions	(0.97)	(1.22)	(1.06)	(0.46)	(0.62)
Net asset value, end of period	$21.26	$21.42	$20.88	$22.76	$26.01
Total return (b)	3.92%	8.83%	(3.62)%	(10.87)%	2.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$72,276	$72,819	$78,298	$185,507	$227,544
Ratio of total expenses to average net assets	0.75% (c)	0.75%	0.75%	0.75%	0.75%
Ratio of net expenses to average net assets	0.75% (c)	0.75%	0.71%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	4.68% (c)	6.42%	5.35%	1.90%	0.98%
Portfolio turnover rate (d)	178%	408% (e)	405% (e)	678% (e)	678% (e)

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)
The portfolio turnover rate not including mortgage dollar rolls was 130%, 93%, 272%, and 299% for the periods ending August 31, 2024,
August 31, 2023, August 31, 2022, and August 31, 2021, respectively.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Securitized Plus ETF (DEED)
August 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Securitized Plus ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “DEED” on NYSE Arca, Inc.. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to seek to maximize long-term total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in securitized debt securities.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, sub-advisor’s or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025
13)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
14)
the borrower’s/issuer’s competitive position within the industry;
15)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
16)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At August 31, 2025, the Fund had $1,460,000 of when-issued or delayed-delivery securities. At August 31, 2025, the Fund held $1,263,273 of forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025
to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
D. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund did not hold any forward foreign currency contracts at August 31, 2025.
E. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
The Fund does not have the right to offset financial assets and financial liabilities related to forward foreign currency contracts on the Statement of Assets and Liabilities.
F. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025
income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
G. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
H. Mortgage Dollar Rolls
The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s investment advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund.
I. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.
Amounts relating to investments in affiliated funds at August 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 8/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2025	Dividend Income
First Trust AAA CMBS ETF	20,000	$—	$406,605	$—	$3,943	$—	$410,548	$8,000
First Trust Structured Credit Income Opportunities ETF	12,000	—	244,832	—	5,968	—	250,800	5,520
		$—	$651,437	$—	$9,911	$—	$661,348	$13,520
J. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
GS Mortgage Securities Trust, Series 2011-GC5, Class XA, IO, 0.08%, 08/10/44	05/19/20	$658,865	$0.00 *	$0	$454	0.00%**
SMRT, Series 2022-MINI, Class XCP, IO, 0.00%, 01/15/39	01/24/22	105,000,000	0.00 *	0	10,185	0.01 **
				$0	$10,639	0.01%

*	Amount is less than $0.01.
**	Amount is less than 0.01%.
K. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal years ended August 31, 2025 and 2024 was as follows:

Distributions paid from:	2025	2024
Ordinary income	$3,333,752	$3,552,285
Capital gains	—	—
Return of capital	—	414,467
As of August 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(27,468)
Accumulated capital and other gain (loss)	(41,691,653)
Net unrealized appreciation (depreciation)	(126,958)
L. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024 and 2025 remain open to federal and state audit. As of August 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025
when there has been a 50% change in ownership. At August 31, 2025, for federal income tax purposes, the Fund had $41,691,653 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2025, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$27,468	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended August 31, 2025, the adjustments for the Fund were as follows:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$(1,664,583)	$1,664,583	$—
As of August 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$77,044,423	$720,650	$(847,608)	$(126,958)
M. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
N. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
Prior to May 10, 2025, TCW Investment Management Company LLC served as the Fund’s sub-advisor and managed the Fund’s portfolio subject to First Trust’s supervision. TCW received a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor’s management fee was reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to TCW was reduced to reflect the reduction in the Advisor’s management fee. The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
The costs of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the fiscal year ended August 31, 2025, were $84,586,384 and $40,056,698, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments and investments sold short, for the fiscal year ended August 31, 2025 were $87,525,073 and $33,799,608, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $2,542,622 and $2,542,622, respectively.
For the fiscal year ended August 31, 2025, the Fund had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025
5. Derivative Transactions
The following table presents the types of derivatives held by the Fund at August 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$71,897	Unrealized depreciation on futures contracts*	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended August 31, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$(32,179)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	32,602
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	(9,591)
Net change in unrealized appreciation (depreciation) on futures contracts	100,203
The average notional value of forward foreign currency contracts during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $928,604.
The average notional value of futures contracts outstanding during the fiscal year ended August 31, 2025, which is indicative of the volume of this derivative type, was $19,753,687.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of

Notes to Financial Statements (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025
shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2026.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Trust Securitized Plus ETF (formerly known as First Trust TCW Securitized Plus ETF) (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VIII, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
October 23, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Securitized Plus ETF (DEED)
August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended August 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VIII (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	931,952,816 5,974,259
Thomas J. Driscoll** Votes For Votes Withheld	931,990,349 5,936,726
Richard E. Erickson* Votes For Votes Withheld	931,309,705 6,617,370
Thomas R. Kadlec* Votes For Votes Withheld	931,262,372 6,664,703
Denise M. Keefe*** Votes For Votes Withheld	932,234,496 5,692,579
Robert F. Keith* Votes For Votes Withheld	931,417,790 6,509,285
Niel B. Nielson* Votes For Votes Withheld	931,068,296 6,858,779
Bronwyn Wright*** Votes For Votes Withheld	841,558,465 96,368,610

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including First Trust Securitized Plus ETF (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.

Other Information (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025 (Unaudited)
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $28,606. This figure is comprised of $1,153 paid (or to be paid) in fixed compensation and $27,453 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $14,995 paid (or to be paid) to senior management of First Trust Advisors L.P. and $13,611 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of First Trust Securitized Plus ETF (the “Fund”) for a one-year period ending June 30, 2026 at a meeting held on June 8–9, 2025. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 22, 2025 and June 8–9, 2025, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, and First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials

Other Information (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025 (Unaudited)
with the Advisor at the meeting held on April 22, 2025, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8–9, 2025 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. The Board noted that the Fund is an actively-managed ETF and noted that the Advisor’s Government & Securitized Products Group is responsible for the day-to-day management of the Fund’s investments. The Board considered the background and experience of the members of the Government & Securitized Products Group and noted the Board’s prior meetings with members of the Group. The Board considered the Advisor’s statement that it applies the same oversight model internally with its Government & Securitized Products Group as it uses for overseeing external sub-advisors, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 22, 2025 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with the Advisor limitations in creating peer groups for actively-managed ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information comparing the Fund’s performance for periods ended December 31, 2024 to the performance of the funds in its Performance Universe and to that of a benchmark index. The Board noted that, at its March 9–10, 2025 meeting, it had approved the termination of the Investment Sub-Advisory Agreement with the Fund’s previous investment sub-advisor, that the Advisor had assumed management of the Fund’s investments on May 9, 2025, and that the performance information for the Fund represented the performance of the Fund’s previous investment sub-advisor. Based on the information provided, the Board noted that the Fund

Other Information (Continued)
First Trust Securitized Plus ETF (DEED)
August 31, 2025 (Unaudited)
outperformed its Performance Universe median and benchmark index for the one-year period ended December 31, 2024 and underperformed its Performance Universe median and benchmark index for the three-year period ended December 31, 2024.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2024 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
Distributions paid to foreign shareholders for the taxable year ended August 31, 2025 that were properly designated by the Fund as “interest-related dividends” or “short-term capital gain dividends,” may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.
Of the ordinary income (including short-term capital gain) distribution made by the Fund during the fiscal year ended August 31, 2025, none qualify for the corporate dividends received deduction available to corporate shareholders or as qualified dividend income.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 10, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 10, 2025

* Print the name and title of each signing officer under his or her signature.